UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21977

                                     PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of January 31, 2017 is set forth below.

Schedule of Investments

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 102.5%
	Australia - 15.0%
452	AGL Energy Ltd.	$7,755
502	Amcor Ltd.	5,450
1,573	AMP Ltd.	5,971
1,122	APA Group	7,172
199	ASX Ltd.	7,537
6,832	AusNet Services	8,195
703	Brambles Ltd.	5,556
839	Coca-Cola Amatil Ltd.	6,210
107	Commonwealth Bank of Australia	6,633
89	CSL Ltd.	7,587
910	Dexus Property Group REIT	6,204
3,308	DUET Group	7,032
1,305	Goodman Group REIT	6,856
1,970	GPT Group (The) REIT	6,999
1,415	Insurance Australia Group Ltd.	6,198
4,225	Mirvac Group REIT	6,511
261	National Australia Bank Ltd.	6,009
108	Ramsay Health Care Ltd.	5,477
141	REA Group Ltd.	5,626
2,237	Scentre Group REIT	7,472
2,145	Stockland REIT	7,083
590	Suncorp Group Ltd.	5,836
1,275	Sydney Airport	5,662
2,017	Telstra Corp. Ltd.	7,656
993	Transurban Group	7,689
3,051	Vicinity Centres REIT	6,624
226	Wesfarmers Ltd.	6,907
1,034	Westfield Corp. REIT	6,900
235	Westpac Banking Corp.	5,657

		192,464

	Austria - 0.9%
242	BUWOG AG	5,774
304	CA Immobilien Anlagen AG	5,991

		11,765

	Belgium - 3.6%
54	Anheuser-Busch InBev SA	5,611
280	bpost SA	6,769
126	Colruyt SA	6,166
85	Groupe Bruxelles Lambert SA	7,237
224	Proximus SADP	6,431
62	Sofina SA	8,416
111	Telenet Group Holding NV(a)	5,952

		46,582

	Denmark - 1.6%
70	Carlsberg A/S, Class B	6,327
91	Coloplast A/S, Class B	6,516

199	ISS A/S	$7,076

		19,919

	Finland - 1.3%
140	Huhtamaki Oyj	5,144
133	Orion Oyj, Class B	6,198
115	Sampo Oyj, Class A	5,332

		16,674

	France - 8.7%
72	Aeroports de Paris	7,991
53	Air Liquide SA	5,728
358	Bureau Veritas SA	7,010
51	Cie Generale des Etablissements Michelin	5,477
102	Danone SA	6,392
79	Dassault Systemes SE	6,120
52	Essilor International SA	6,092
14	Hermes International	6,089
148	Klepierre REIT	5,622
36	L’Oreal SA	6,550
58	Pernod Ricard SA	6,791
69	Sanofi	5,555
55	Sodexo SA	6,084
376	Suez	5,701
60	Thales SA	5,627
26	Unibail-Rodamco SE REIT	5,983
333	Veolia Environnement SA	5,666
94	Vinci SA	6,593

		111,071

	Germany - 3.8%
73	Beiersdorf AG	6,464
172	Deutsche Wohnen AG-BR	5,603
62	Henkel AG & Co. KGaA	6,529
169	MAN SE	17,524
30	Muenchener Rueckversicherungs-Gesellschaft AG	5,635
72	SAP SE	6,585

		48,340

	Hong Kong - 11.5%
773	Cheung Kong Infrastructure Holdings Ltd.	6,231
587	CK Hutchison Holdings Ltd.	7,070
879	CLP Holdings Ltd.	8,592
368	Hang Seng Bank Ltd.	7,536
8,215	HK Electric Investments & HK Electric Investments Ltd.(b)	6,860
5,362	HKT Trust & HKT Ltd.	7,505
4,168	Hong Kong & China Gas Co. Ltd.	7,875
228	Hong Kong Exchanges & Clearing Ltd.	5,545
833	Hongkong Land Holdings Ltd.	5,623
1,369	Hysan Development Co. Ltd.	6,263
105	Jardine Matheson Holdings Ltd.	6,481
201	Jardine Strategic Holdings Ltd.	7,652
1,954	Kerry Properties Ltd.	5,553
920	Link REIT	6,302
1,551	MTR Corp. Ltd.	7,916
4,748	New World Development Co. Ltd.	5,507
11,247	PCCW Ltd.	6,841
759	Power Assets Holdings Ltd.	7,292
395	Sun Hung Kai Properties Ltd.	5,467
696	Swire Pacific Ltd., Class A	7,100
2,372	Swire Properties Ltd.	6,695
458	VTech Holdings Ltd.	5,696

		147,602

Schedule of Investments

	Ireland - 1.0%
333	Experian PLC	$6,406
86	Kerry Group PLC, Class A	6,050

		12,456

	Israel - 0.6%
73	Check Point Software Technologies Ltd.(a)	7,210

	Italy - 0.9%
1,399	Snam SpA	5,322
1,302	Terna Rete Elettrica Nazionale SpA	5,710

		11,032

	Japan - 5.4%
3	Advance Residence Investment Corp. REIT	7,939
3	Daiwa House REIT Investment Corp. REIT	7,579
6	GLP J-REIT REIT	6,913
1	Japan Prime Realty Investment Corp. REIT	4,024
3	Japan Retail Fund Investment Corp. REIT	6,438
232	Kagome Co. Ltd.	5,989
4	Mori Trust Sogo REIT, Inc. REIT	6,438
1,129	Nagoya Railroad Co. Ltd.	5,576
4	ORIX JREIT, Inc. REIT	6,563
163	Sankyo Co. Ltd.	5,466
4	United Urban Investment Corp. REIT	6,399

		69,324

	Netherlands - 2.5%
95	Heineken NV	7,108
308	Koninklijke Ahold Delhaize NV	6,555
93	Koninklijke DSM NV	5,930
185	Koninklijke Philips NV	5,425
177	Wolters Kluwer NV	6,763

		31,781

	New Zealand - 2.5%
1,140	Auckland International Airport Ltd.	5,717
2,188	Contact Energy Ltd.	7,652
969	Fisher & Paykel Healthcare Corp. Ltd.	6,174
710	Fletcher Building Ltd.	5,466
1,147	Ryman Healthcare Ltd.	7,325

		32,334

	Norway - 1.9%
627	Entra ASA(b)	6,782
369	Gjensidige Forsikring ASA	6,364
286	Marine Harvest ASA	5,068
730	Orkla ASA	6,823

		25,037

	Singapore - 13.0%
3,663	Ascendas Real Estate Investment Trust REIT	6,396
6,167	CapitaLand Commercial Trust Ltd. REIT	6,676
3,167	CapitaLand Ltd.	7,396
4,908	CapitaLand Mall Trust REIT	6,759
3,571	ComfortDelGro Corp. Ltd.	6,109
530	DBS Group Holdings Ltd.	7,137
10,671	Keppel REIT	7,650
6,252	Mapletree Commercial Trust REIT	6,790
9,544	Mapletree Greater China Commercial Trust REIT(b)	6,470
11,031	Mapletree Logistics Trust REIT	8,221
1,113	Oversea-Chinese Banking Corp. Ltd.	7,418
1,857	SATS Ltd.	6,960
1,158	Singapore Airlines Ltd.	8,137
1,439	Singapore Exchange Ltd.	7,579
5,332	Singapore Post Ltd.	5,545

2,875	Singapore Press Holdings Ltd.	$7,040
2,382	Singapore Technologies Engineering Ltd.	5,580
2,355	Singapore Telecommunications Ltd.	6,469
3,150	StarHub Ltd.	6,641
5,542	Suntec Real Estate Investment Trust REIT	6,805
499	United Overseas Bank Ltd.	7,410
1,595	UOL Group Ltd.	7,212
1,110	Venture Corp. Ltd.	8,029
2,325	Wilmar International Ltd.	6,403

		166,832

	Spain - 3.9%
417	Abertis Infraestructuras SA	5,969
40	Aena SA(b)	5,808
127	Amadeus IT Group SA	5,867
904	EDP Renovaveis SA	5,806
293	Endesa SA	6,030
334	Grifols SA	7,154
998	Iberdrola SA	6,292
414	Red Electrica Corp. SA	7,396

		50,322

	Sweden - 4.4%
405	Axfood AB	6,662
477	Castellum AB	6,575
415	Hufvudstaden AB, Class A	6,618
319	Industrivarden AB, Class C	6,182
162	Investor AB, Class A	6,331
110	L E Lundbergforetagen AB, Class B	7,085
143	Saab AB, Class B	5,843
188	Swedish Match AB	6,121
1,362	Telia Co. AB	5,526

		56,943

	Switzerland - 6.5%
309	ABB Ltd.	7,338
18	Geberit AG	7,692
4	Givaudan SA	7,213
58	Kuehne + Nagel International AG	7,925
116	Nestle SA	8,501
101	Novartis AG	7,417
32	Roche Holding AG	7,557
39	Schindler Holding AG-PC	7,431
4	SGS SA	8,482
66	Swiss Re AG	6,161
18	Swisscom AG	7,936

		83,653

	United Kingdom - 13.5%
106	AstraZeneca PLC	5,593
448	Babcock International Group PLC	5,033
794	BAE Systems PLC	5,814
123	British American Tobacco PLC	7,582
270	Bunzl PLC	7,096
379	Compass Group PLC	6,733
76	DCC PLC	6,115
285	Diageo PLC	7,901
376	GlaxoSmithKline PLC	7,228
150	Imperial Brands PLC	6,932
782	Informa PLC	6,415
141	Intertek Group PLC	6,017
1,196	Kingfisher PLC	5,059
1,037	Merlin Entertainments PLC(b)	6,224
595	National Grid PLC	6,944
88	Reckitt Benckiser Group PLC	7,533
397	RELX PLC	7,107

Schedule of Investments

886	Royal Mail PLC	$4,588
677	Sage Group PLC (The)	5,221
267	Severn Trent PLC	7,625
537	Sky PLC	6,763
422	Smith & Nephew PLC	6,281
299	SSE PLC	5,601
168	Unilever PLC	6,822
610	United Utilities Group PLC	7,037
2,459	Vodafone Group PLC	6,013
285	WPP PLC	6,612

		173,889

	Total Investments (Cost $1,274,966)(c) - 102.5%	1,315,230
	Other assets less liabilities - (2.5)%	(31,958)

	Net Assets - 100.0%	$1,283,272

Investment Abbreviations:

BR - Bearer Shares

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $32,144, which represented 2.50% of the Fund’s Net Assets.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,298,358. The net unrealized appreciation was $16,872, which consisted of aggregate gross unrealized appreciation of $85,805 and aggregate gross unrealized depreciation of $68,933.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 4.2%
97,711	Amcor Ltd.	$1,060,735
79,194	Aristocrat Leisure Ltd.	918,635
110,200	BlueScope Steel Ltd.	937,810
202,197	Challenger Ltd.	1,691,546
12,086	Macquarie Group Ltd.	776,212
75,726	Seek Ltd.	830,118

		6,215,056

	Belgium - 0.6%
12,837	KBC Groep NV	832,654

	Canada - 16.9%
58,961	Alimentation Couche-Tard, Inc., Class B	2,695,812
21,434	Bank of Nova Scotia	1,278,395
44,860	Canadian National Railway Co.	3,111,899
35,535	Canadian Utilities Ltd., Class A	1,009,562
7,797	CCL Industries, Inc., Class B	1,601,562
23,248	CGI Group, Inc., Class A(a)	1,115,726
7,544	Constellation Software, Inc.	3,400,832
14,785	Dollarama, Inc.	1,117,593
62,171	Encana Corp.	792,069
86,667	First Quantum Minerals Ltd.	1,090,858
18,723	Magna International, Inc.	808,374
10,676	Onex Corp.	745,662
20,311	Royal Bank of Canada	1,457,563
79,672	Saputo, Inc.	2,927,774
39,539	Toronto-Dominion Bank (The)	2,044,352

		25,198,033

	Denmark - 0.6%
16,826	DSV A/S	817,608

	Finland - 9.3%
28,328	Amer Sports Oyj	752,188
95,589	Kone Oyj, Class B	4,328,398
30,724	Metso Oyj	944,970
75,790	Orion Oyj, Class B	3,531,798
83,669	Wartsila Oyj Abp	4,200,060

		13,757,414

	France - 6.8%
5,039	Christian Dior SE	1,082,323
3,372	Kering	802,435
10,889	Pernod Ricard SA	1,275,035
22,817	Rubis SCA	1,921,871
6,543	Sodexo SA(b)	723,719
8,401	Teleperformance	899,816
30,477	Valeo SA	1,861,571
21,909	Vinci SA	1,536,641

		10,103,411

	Germany - 3.6%
11,885	adidas AG	$1,870,747
10,018	Fresenius SE & Co. KGaA	789,573
7,272	Hannover Rueck SE	798,852
9,837	Henkel AG & Co. KGaA	1,035,870
7,412	MTU Aero Engines AG	885,923

		5,380,965

	Hong Kong - 4.1%
71,166	Jardine Matheson Holdings Ltd.	4,392,366
142,603	Link REIT	976,802
219,240	Techtronic Industries Co. Ltd.	760,058

		6,129,226

	Ireland - 2.8%
215,356	Experian PLC	4,142,665

	Israel - 0.8%
17,487	Nice Ltd.	1,223,208

	Italy - 0.7%
35,608	Recordati SpA	1,012,450

	Japan - 8.8%
35,368	Alps Electric Co. Ltd.	947,231
797	Daiwa House REIT Investment Corp. REIT	2,013,474
53,485	Fuji Heavy Industries Ltd.	2,156,979
2,310	Keyence Corp.	900,197
15,035	Koito Manufacturing Co. Ltd.	798,661
46,255	Lion Corp.	805,739
45,195	MISUMI Group, Inc.	847,093
23,515	Nissan Chemical Industries Ltd.	842,843
52,425	ORIX Corp.	794,932
55,690	Seiko Epson Corp.	1,153,128
4,720	Shimano, Inc.	746,731
13,590	SoftBank Group Corp.	1,050,380

		13,057,388

	Luxembourg - 1.1%
3,596	Eurofins Scientific SE	1,612,772

	Netherlands - 2.0%
24,202	Aalberts Industries NV	848,733
11,236	ASML Holding NV	1,364,845
38,849	Koninklijke Ahold Delhaize NV	826,877

		3,040,455

	Norway - 0.5%
45,265	Marine Harvest ASA	802,119

	Singapore - 1.4%
408,800	Singapore Exchange Ltd.	2,153,106

	South Africa - 0.8%
57,051	Mondi PLC	1,256,796

	South Korea - 0.5%
9,113	Celltrion, Inc.(a)	785,752

	Spain - 1.4%
97,185	Bankinter SA	780,882
37,931	Industria de Diseno Textil SA	1,251,692

		2,032,574

	Sweden - 2.2%
27,273	Atlas Copco AB, Class B	791,209

Schedule of Investments

22,785	Investor AB, Class B	$909,409
59,405	Swedbank AB, Class A	1,502,522

		3,203,140

	Switzerland - 16.9%
107,451	ABB Ltd.	2,551,771
2,056	EMS-CHEMIE HOLDING AG	1,062,802
19,465	Flughafen Zuerich AG	3,829,471
7,500	Geberit AG	3,204,946
24,299	Kuehne + Nagel International AG	3,319,993
32,278	Logitech International SA	924,238
4,438	Lonza Group AG	813,738
2,154	Partners Group Holding AG	1,088,899
12,262	Schindler Holding AG-PC	2,336,566
1,214	SGS SA	2,574,182
182	Sika AG-BR	956,487
17,021	Swiss Re AG	1,588,926
12,906	Temenos Group AG	937,929

		25,189,948

	United Kingdom - 14.0%
54,744	Anglo American PLC(a)	935,302
51,923	Bunzl PLC	1,364,626
50,364	Compass Group PLC	894,685
67,353	Croda International PLC	2,836,990
21,665	Intercontinental Hotels Group PLC	1,003,048
18,872	Intertek Group PLC	805,358
318,734	Legal & General Group PLC	941,948
318,586	Melrose Industries PLC	782,588
48,895	Micro Focus International PLC	1,319,493
49,217	Provident Financial PLC	1,687,318
38,203	Prudential PLC	736,328
54,812	Rightmove PLC	2,772,152
105,670	RPC Group PLC	1,423,825
45,766	Spirax-Sarco Engineering PLC	2,478,743
61,127	St. James’s Place PLC	823,641

		20,806,045

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $138,062,913) - 100.0%	148,752,785

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.1%
94,649	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $94,649)	94,649

	Total Investments (Cost $138,157,562)(e) - 100.1%	148,847,434
	Other assets less liabilities - (0.1)%	(92,921)

	Net Assets - 100.0%	$148,754,513

Investment Abbreviations:

BR - Bearer Shares

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $138,195,694. The net unrealized appreciation was $10,651,740, which consisted of aggregate gross unrealized appreciation of $12,182,512 and aggregate gross unrealized depreciation of $1,530,772.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 5.6%
141,000	Centrais Eletricas Brasileiras SA(a)	$933,739
82,400	Cia de Saneamento de Minas Gerais-COPASA MG	1,130,644
84,600	Equatorial Energia SA	1,562,657
82,700	Magazine Luiza SA(a)	3,365,106
38,800	Raia Drogasil SA	807,961

		7,800,107

	China - 17.3%
1,147,387	Beijing Enterprises Water Group Ltd.	799,985
806,066	China Medical System Holdings Ltd.	1,321,394
507,859	China Resources Gas Group Ltd.	1,610,100
7,049,004	Credit China Fintech Holdings Ltd.(a)	926,622
1,292,896	CSPC Pharmaceutical Group Ltd.	1,459,629
720,964	Geely Automobile Holdings Ltd.	857,610
605,738	Guangdong Investment Ltd.	753,333
233,679	Minth Group Ltd.	758,918
7,299	NetEase, Inc. ADR	1,853,216
20,423	New Oriental Education & Technology Group, Inc. ADR(a)	971,114
602,418	Semiconductor Manufacturing International Corp.(a)	830,723
727,529	Shandong Chenming Paper Holdings Ltd., H-Shares	834,478
313,821	Shenzhou International Group Holdings Ltd.	1,943,346
1,228,062	SITC International Holdings Co. Ltd.	767,603
299,014	Sunny Optical Technology Group Co. Ltd.	1,763,020
142,810	Tencent Holdings Ltd.	3,761,960
462,820	TravelSky Technology Ltd., H-Shares	1,043,818
1,308,213	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	1,173,444
2,105,198	Yuzhou Properties Co. Ltd.	691,843

		24,122,156

	Hong Kong - 0.5%
191,610	BOC Hong Kong (Holdings) Ltd.	770,455

	India - 0.6%
11,352	HDFC Bank Ltd. ADR	782,494

	Indonesia - 3.9%
5,790,462	PT Adaro Energy Tbk	735,056
3,343,416	PT Bank Central Asia Tbk	3,831,063
4,814,882	PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	829,375

		5,395,494

	Malaysia - 4.6%
1,630,000	HAP Seng Consolidated Bhd	3,201,490

8,951,350	My E.G. Services Bhd	$3,213,150

		6,414,640

	Philippines - 2.7%
326,446	BDO Unibank, Inc.	738,628
4,325,124	D&L Industries, Inc.	1,069,005
537,430	International Container Terminal Services, Inc.	836,410
81,802	SM Investments Corp.	1,134,198

		3,778,241

	Russia - 1.1%
134,125	Mechel PJSC ADR(a)	806,091
21,858	X5 Retail Group NV GDR(a)(b)	733,336

		1,539,427

	South Africa - 15.8%
201,124	AVI Ltd.	1,366,987
77,921	Bidvest Group Ltd. (The)	916,554
14,397	Capitec Bank Holdings Ltd.	749,765
187,079	Clicks Group Ltd.	1,693,148
585,610	Coronation Fund Managers Ltd.	2,898,074
476,368	Curro Holdings Ltd.(a)	1,689,198
212,381	EOH Holdings Ltd.	2,311,298
189,486	Famous Brands Ltd.	2,047,377
206,017	FirstRand Ltd.	767,215
15,333	Naspers Ltd., Class N	2,431,714
80,963	Pioneer Foods Group Ltd.	996,361
148,042	PSG Group Ltd.	2,491,674
171,685	RMB Holdings Ltd.	827,476
172,176	Telkom SA SOC Ltd.	940,454

		22,127,295

	Taiwan - 25.4%
230,000	Advantech Co. Ltd.	1,944,427
548,000	Basso Industry Corp.	1,643,336
384,000	Cheng Shin Rubber Industry Co. Ltd.	761,973
475,525	Chicony Electronics Co. Ltd.	1,118,043
909,000	China General Plastics Corp.	698,874
932,752	China Life Insurance Co. Ltd.	910,553
1,203,000	E.Sun Financial Holding Co. Ltd.	708,076
419,000	Elite Material Co. Ltd.	1,463,680
439,000	Fubon Financial Holding Co. Ltd.	708,652
610,000	Getac Technology Corp.	905,873
482,000	Grape King Bio Ltd.	2,744,752
126,000	Hotai Motor Co. Ltd.	1,439,035
530,000	IEI Integration Corp.	777,771
883,000	King’s Town Bank Co. Ltd.	805,647
18,000	Largan Precision Co. Ltd.	2,555,350
580,000	LCY Chemical Corp.	818,765
181,000	Merry Electronics Co. Ltd.	750,654
871,000	Micro-Star International Co. Ltd.	2,100,670
288,000	Pegatron Corp.	690,002
101,000	President Chain Store Corp.	752,361
532,000	Primax Electronics Ltd.	754,399
984,000	Sinbon Electronics Co. Ltd.	2,156,600
197,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,165,811
1,094,000	Taiwan Styrene Monomer	720,701
742,000	Topco Scientific Co. Ltd.	2,075,971
672,000	TYC Brother Industrial Co. Ltd.	765,342
621,000	Uni-President Enterprises Corp.	1,059,896
978,000	Walsin Technology Corp.	1,202,766
883,650	WT Microelectronics Co. Ltd.	1,222,045

		35,422,025

Schedule of Investments

	Thailand - 21.8%
2,300,026	Bangkok Chain Hospital PCL NVDR	$966,782
14,926,758	Bangkok Land PCL NVDR	805,477
4,590,952	Beauty Community PCL NVDR	1,447,304
2,121,572	Com7 PCL NVDR	711,007
1,876,382	CP ALL PCL NVDR	3,224,116
1,487,610	Group Lease PCL NVDR	2,503,291
695,516	Hana Microelectronics PCL NVDR	839,518
173,987	Kasikornbank PCL NVDR	931,455
1,130,354	KCE Electronics PCL NVDR	3,499,250
307,106	Krungthai Card PCL NVDR	1,225,458
1,917,005	MCS Steel PCL NVDR	920,119
8,921,807	Sahamitr Pressure Container PCL NVDR	4,282,265
54,690	Siam Cement PCL (The) NVDR	785,945
705,386	Srisawad Power 1979 PCL NVDR	826,389
4,224,074	Supalai PCL NVDR	2,903,226
7,069,808	Syntec Construction PCL NVDR	1,184,660
689,708	Thai Vegetable Oil PCL NVDR	803,125
1,099,337	Tisco Financial Group PCL NVDR	1,904,560
1,300,062	Unique Engineering & Construction PCL NVDR	716,308

		30,480,255

	United States - 0.6%
701,571	Nexteer Automotive Group Ltd.	873,421

	Total Common Stocks and Other Equity Interests (Cost $128,547,911)	139,506,010

	Money Market Fund - 0.1%
109,129	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $109,129)	109,129

	Total Investments (Cost $128,657,040)(d) - 100.0%	139,615,139
	Other assets less liabilities - 0.0%	15,771

	Net Assets - 100.0%	$139,630,910

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $128,827,114. The net unrealized appreciation was $10,788,025, which consisted of aggregate gross unrealized appreciation of $13,832,568 and aggregate gross unrealized depreciation of $3,044,543.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.4%
2,932	CIMIC Group Ltd.	$76,346

	Brazil - 6.7%
83,755	Cia Siderurgica Nacional SA ADR(a)	304,868
110,334	Gerdau SA ADR	422,579
24,700	Iochpe-Maxion SA	102,006
38,614	Vale SA ADR	393,091
23,260	WEG SA	117,651

		1,340,195

	Chile - 1.4%
29,766	CAP SA	274,513

	China - 33.1%
442,116	Angang Steel Co. Ltd., H-Shares(a)	340,731
145,928	Anhui Conch Cement Co. Ltd., H-Shares	472,989
949,930	BBMG Corp., H-Shares	367,272
546,998	China Communications Construction Co. Ltd., H-Shares	663,361
336,099	China Machinery Engineering Corp., H-Shares	217,010
1,470,893	China Molybdenum Co. Ltd., H-Shares	428,415
1,170,187	China National Building Material Co. Ltd., H-Shares	687,693
233,356	China Railway Construction Corp. Ltd., H-Shares	325,403
477,635	China Railway Group Ltd., H-Shares	421,659
218,019	Chongqing Iron & Steel Co. Ltd., H-Shares(a)	57,038
309,879	CSG Holding Co. Ltd., Class B	243,611
101,652	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	194,937
138,072	Dongfang Electric Corp. Ltd., H-Shares	139,507
163,484	First Tractor Co. Ltd., H-Shares	102,818
111,400	Hangzhou Steam Turbine Co. Ltd., Class B(a)	118,013
274,176	Harbin Electric Co. Ltd., H-Shares	137,806
147,867	Jiangxi Copper Co. Ltd., H-Shares	256,502
765,000	Lonking Holdings Ltd.	202,111
1,166,608	Metallurgical Corp. of China Ltd., H-Shares	425,487
1,124,603	Shanghai Electric Group Co. Ltd., H-Shares(a)	514,520
203,276	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	341,616

		6,658,499

	France - 0.7%
4,734	Alstom SA(a)	134,296

	Germany - 0.4%
501	HOCHTIEF AG	$71,171

	India - 3.4%
20,648	Larsen & Toubro Ltd. GDR(b)	442,900
13,604	Mahindra & Mahindra Ltd. GDR(b)	251,674

		694,574

	Indonesia - 7.3%
709,216	PT Adhi Karya Persero Tbk	111,541
3,418,770	PT Aneka Tambang (Persero) Tbk(a)	204,832
163,537	PT Indocement Tunggal Prakarsa Tbk	184,021
374,949	PT Pembangunan Perumahan Persero Tbk	100,810
358,675	PT Semen Indonesia (Persero) Tbk	242,430
242,708	PT Tower Bersama Infrastructure Tbk	89,976
184,075	PT United Tractors Tbk	301,220
257,508	PT Vale Indonesia Tbk(a)	45,706
569,601	PT Waskita Karya Persero Tbk	109,207
387,431	PT Wijaya Karya Persero Tbk	74,570

		1,464,313

	Israel - 1.4%
9,486	Caesarstone Sdot-Yam Ltd.(a)	287,900

	Malaysia - 3.0%
468,874	Dialog Group Bhd	161,955
191,384	Gamuda Bhd	207,824
324,514	IJM Corp. Bhd	242,497

		612,276

	Mexico - 3.1%
42,023	Cemex SAB de CV ADR(a)	389,133
10,847	Grupo Carso SAB de CV, Series A1	43,783
22,049	Promotora y Operadora de Infraestructura SAB de CV(a)	193,092

		626,008

	Netherlands - 0.7%
7,802	OCI NV(a)	147,258

	Philippines - 1.1%
1,555,350	Metro Pacific Investments Corp.	213,152

	Poland - 2.6%
16,786	KGHM Polska Miedz SA	519,816

	Russia - 4.4%
35,330	Evraz PLC(a)	99,121
24,798	LSR Group PJSC GDR(b)	92,000
38,071	Mechel PJSC ADR(a)	228,807
20,417	MMC Norilsk Nickel PJSC ADR	330,143
2,517	Novolipetsk Steel PJSC GDR(b)	49,585
5,278	Severstal PJSC GDR(b)	83,656

		883,312

	Singapore - 0.5%
100,485	Sembcorp Marine Ltd.	106,277

	South Africa - 6.0%
40,622	African Rainbow Minerals Ltd.	363,127
4,308	Assore Ltd.	88,461
515,214	PPC Ltd.(a)	261,811
57,283	Reunert Ltd.	289,432
18,496	Wilson Bayly Holmes-Ovcon Ltd.	200,918

		1,203,749

Schedule of Investments

	Spain - 0.9%
6,042	ACS Actividades de Construccion y Servicios SA	$185,963

	Sweden - 2.1%
13,089	Atlas Copco AB, Class A	419,700

	Switzerland - 2.3%
19,873	ABB Ltd.	471,954

	Taiwan - 9.1%
295,234	Asia Cement Corp.	251,946
373,845	China Steel Corp.	301,738
236,000	CTCI Corp.	367,409
26,000	King Slide Works Co. Ltd.	345,467
396,573	Taiwan Cement Corp.	447,862
36,000	Yeong Guan Energy Technology Group Co. Ltd.	119,441

		1,833,863

	Thailand - 6.5%
172,203	CH Karnchang PCL NVDR	140,609
930,845	Gunkul Engineering PCL NVDR	141,438
687,105	Italian-Thai Development PCL NVDR(a)	97,572
8,976	Siam Cement PCL (The) NVDR	128,993
8,189	Siam City Cement PCL NVDR	65,354
303,650	Sino-Thai Engineering & Construction PCL NVDR	212,150
5,446,385	Superblock PCL NVDR(a)	224,290
239,874	Tipco Asphalt PCL NVDR	157,373
1,968,543	TPI Polene PCL NVDR	133,062

		1,300,841

	Turkey - 0.9%
90,238	Tekfen Holding AS	180,220

	United States - 2.0%
4,311	Caterpillar, Inc.	412,390

	Total Common Stocks and Other Equity Interests (Cost $20,576,436)	20,118,586

	Rights - 0.0%
	Thailand - 0.0%
12,933	TPI Polene PCL NVDR, expiring 03/24/17(a) (Cost $0)	0

	Total Investments (Cost $20,576,436)(c) - 100.0%	20,118,586
	Other assets less liabilities - 0.0%	8,074

	Net Assets-100.0%	$20,126,660

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $919,815, which represented 4.57% of the Fund’s Net Assets.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,821,440. The net unrealized depreciation was $702,854, which consisted of aggregate gross unrealized appreciation of $2,885,961 and aggregate gross unrealized depreciation of $3,588,815.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Austria - 1.1%
3,454	BUWOG AG	$82,419

	Belgium - 8.9%
749	Anheuser-Busch InBev SA	77,828
3,876	bpost SA	93,703
992	Cofinimmo SA REIT	111,333
1,777	Colruyt SA	86,956
1,208	Groupe Bruxelles Lambert SA	102,859
3,134	Proximus SADP	89,973
1,548	Telenet Group Holding NV(a)	83,011

		645,663

	Finland - 3.4%
2,446	Elisa Oyj	82,553
1,874	Orion Oyj, Class B	87,328
1,623	Sampo Oyj, Class A	75,246

		245,127

	France - 33.4%
1,009	Aeroports de Paris	111,987
728	Air Liquide SA	78,675
5,015	Bureau Veritas SA	98,205
712	Cie Generale des Etablissements Michelin	76,469
1,398	Danone SA	87,612
1,113	Dassault Systemes SE	86,218
1,169	Eiffage SA	84,113
4,122	Elior Group(b)	92,211
720	Essilor International SA	84,347
1,387	Eurazeo SA	85,409
1,085	Fonciere des Regions REIT	90,346
654	Gecina SA REIT	84,319
190	Hermes International	82,636
1,143	ICADE REIT	80,933
1,027	Imerys SA	82,475
2,085	Klepierre REIT	79,202
1,322	Legrand SA	76,835
492	L’Oreal SA	89,513
1,852	Nexity SA	90,986
1,090	Orpea	88,818
803	Pernod Ricard SA	94,026
1,195	Publicis Groupe SA	82,084
634	Societe BIC SA	82,939
776	Sodexo SA	85,833
857	Thales SA	80,372
363	Unibail-Rodamco SE REIT	83,539
4,716	Veolia Environnement SA	80,246
1,300	Vinci SA	91,179

		2,411,527

	Germany - 22.6%
7,655	alstria office REIT-AG REIT	95,675

1,867	Axel Springer SE	$98,301
1,041	Beiersdorf AG	92,183
2,479	Deutsche EuroShop AG	103,023
2,452	Deutsche Wohnen AG-BR	79,867
2,495	DMG Mori AG	120,446
1,395	Fielmann AG	97,450
1,304	Fraport AG Frankfurt Airport Services Worldwide	77,874
770	Henkel AG & Co. KGaA (Preference Shares)	93,782
2,385	MAN SE	247,308
418	Muenchener Rueckversicherungs- Gesellschaft AG	78,511
4,130	RHOEN-KLINIKUM AG	112,988
1,019	SAP SE	93,197
1,366	Symrise AG	82,153
6,193	TAG Immobilien AG	83,593
2,344	Talanx AG	80,491

		1,636,842

	Ireland - 1.2%
1,220	Kerry Group PLC, Class A	85,831

	Italy - 3.3%
36,820	Hera SpA	85,870
19,339	Snam SpA	73,567
18,321	Terna Rete Elettrica Nazionale SpA	80,346

		239,783

	Netherlands - 9.7%
2,690	Aalberts Industries NV	94,335
2,310	Eurocommercial Properties NV CVA	85,702
1,288	Heineken NV	96,364
4,262	Koninklijke Ahold Delhaize NV	90,714
1,297	Koninklijke DSM NV	82,698
2,582	Koninklijke Philips NV	75,717
1,912	Wereldhave NV REIT	83,788
2,444	Wolters Kluwer NV	93,381

		702,699

	Spain - 13.8%
5,787	Abertis Infraestructuras SA	82,834
1,142	Acciona SA	88,465
562	Aena SA(b)	81,598
1,807	Amadeus IT Group SA	83,473
5,039	Ebro Foods SA	104,012
3,692	Enagas SA	90,572
4,085	Endesa SA	84,077
4,736	Grifols SA	101,443
14,003	Iberdrola SA	88,286
5,801	Red Electrica Corp. SA	103,629
1,708	Viscofan SA	86,782

		995,171

	United Kingdom - 2.5%
5,413	RELX NV	91,404
2,111	Unilever NV CVA	85,311

		176,715

	Total Investments (Cost $7,836,655)(c) - 99.9%	7,221,777
	Other assets less liabilities - 0.1%	8,222

	Net Assets - 100.0%	$7,229,999

Schedule of Investments

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $173,809, which represented 2.40% of the Fund’s Net Assets.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,796,198. The net unrealized depreciation was $1,574,421, which consisted of aggregate gross unrealized appreciation of $70,318 and aggregate gross unrealized depreciation of $1,644,739.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 46.8%
7,895	AGL Energy Ltd.	$135,453
10,339	Amcor Ltd.	112,238
36,373	AMP Ltd.	138,063
7,995	APA Group	51,104
1,456	ASX Ltd.	55,144
25,838	Aurizon Holdings Ltd.	98,271
47,598	Australia & New Zealand Banking Group Ltd.	1,058,365
5,697	Bank of Queensland Ltd.	51,769
10,390	Bendigo & Adelaide Bank Ltd.	98,989
656,750	BGP Holdings PLC(a)	39,761
85,181	BHP Billiton Ltd.	1,722,679
11,182	BlueScope Steel Ltd.	95,160
11,273	Boral Ltd.	49,807
10,063	Brambles Ltd.	79,525
3,759	Caltex Australia Ltd.	81,614
5,589	Challenger Ltd.	46,757
1,706	CIMIC Group Ltd.	44,422
9,511	Coca-Cola Amatil Ltd.	70,398
17,611	Commonwealth Bank of Australia	1,091,744
5,080	Computershare Ltd.	49,710
3,975	Crown Resorts Ltd.	34,401
1,479	CSL Ltd.	126,088
10,486	Dexus Property Group REIT	71,485
25,083	DUET Group	53,317
50,237	Fortescue Metals Group Ltd.	253,995
12,386	Goodman Group REIT	65,068
15,015	GPT Group (The) REIT	53,346
6,537	Iluka Resources Ltd.	37,418
26,807	Incitec Pivot Ltd.	78,349
34,804	Insurance Australia Group Ltd.	152,452
8,873	LendLease Group	94,909
3,878	Macquarie Group Ltd.	249,061
22,099	Medibank Private Ltd.	45,296
33,901	Metcash Ltd.(a)	54,303
45,280	Mirvac Group REIT	69,780
34,765	National Australia Bank Ltd.	800,465
6,073	Newcrest Mining Ltd.	99,260
6,504	Oil Search Ltd.	33,921
9,366	Orica Ltd.	133,316
59,479	Origin Energy Ltd.	320,138
8,522	OZ Minerals Ltd.	58,096
16,740	Qantas Airways Ltd.	43,335
26,356	QBE Insurance Group Ltd.	250,102
38,528	Santos Ltd.	116,994
41,577	Scentre Group REIT	138,878
4,675	Sonic Healthcare Ltd.	73,891
39,320	South32 Ltd.	82,087
7,368	Star Entertainment Group Ltd. (The)	26,681
35,122	Stockland REIT	115,983

23,487	Suncorp Group Ltd.	$232,327
12,851	Tabcorp Holdings Ltd.	46,243
19,700	Tatts Group Ltd.	64,906
65,661	Telstra Corp. Ltd.	249,233
9,168	Transurban Group	70,991
15,759	Vicinity Centres REIT	34,215
13,059	Wesfarmers Ltd.	399,127
13,585	Westfield Corp. REIT	90,652
40,724	Westpac Banking Corp.	980,334
13,233	Woodside Petroleum Ltd.	317,046
22,711	Woolworths Ltd.	424,130
11,891	WorleyParsons Ltd.(a)	89,277

		11,901,869

	China - 0.7%
23,228	China Mengniu Dairy Co. Ltd.	43,646
31,566	Global Logistic Properties Ltd.	58,256
26,002	Tingyi Cayman Islands Holding Corp.	29,657
50,764	Want Want China Holdings Ltd.	36,375

		167,934

	Hong Kong - 12.4%
65,130	AIA Group Ltd.	405,418
12,680	Bank of East Asia Ltd. (The)	54,336
48,235	BOC Hong Kong (Holdings) Ltd.	193,951
15,983	Cheung Kong Property Holdings Ltd.	105,876
12,983	CK Hutchison Holdings Ltd.	156,361
12,669	CLP Holdings Ltd.	123,843
11,867	Galaxy Entertainment Group Ltd.	56,816
26,635	Hang Lung Properties Ltd.	65,906
6,973	Hang Seng Bank Ltd.	142,797
12,729	Henderson Land Development Co. Ltd.	70,622
38,348	Hong Kong & China Gas Co. Ltd.	72,452
2,664	Hong Kong Exchanges & Clearing Ltd.	64,786
14,308	Hongkong Land Holdings Ltd.	96,579
79,516	Hutchison Port Holdings Trust	33,794
8,000	Hysan Development Co. Ltd.	36,601
1,775	Jardine Matheson Holdings Ltd.	109,553
1,200	Jardine Strategic Holdings Ltd.	45,684
104,938	Li & Fung Ltd.	45,711
20,252	Link REIT	138,722
11,213	MTR Corp. Ltd.	57,226
110,130	New World Development Co. Ltd.	127,739
292,840	Noble Group Ltd.(a)	35,545
8,459	Power Assets Holdings Ltd.	81,272
21,694	Sands China Ltd.	96,457
28,416	Sino Land Co. Ltd.	47,242
53,404	SJM Holdings Ltd.	42,672
22,727	Sun Hung Kai Properties Ltd.	314,573
7,888	Swire Pacific Ltd., Class A	80,462
58,504	WH Group Ltd.(b)	44,636
23,238	Wharf Holdings Ltd. (The)	175,348
8,500	Yue Yuen Industrial Holdings Ltd.	31,111

		3,154,091

	Indonesia - 0.1%
110,436	Golden Agri-Resources Ltd.	33,316

	Ireland - 0.1%
2,295	James Hardie Industries PLC	36,030

	New Zealand - 0.8%
10,330	Contact Energy Ltd.	36,128
11,091	Fletcher Building Ltd.	85,385

Schedule of Investments

27,248	Spark New Zealand Ltd.	$70,124

		191,637

	Singapore - 7.1%
18,043	Ascendas Real Estate Investment Trust REIT	31,506
33,382	CapitaLand Ltd.	77,958
22,372	CapitaLand Mall Trust REIT	30,807
8,314	City Developments Ltd.	54,471
17,777	ComfortDelGro Corp. Ltd.	30,411
25,783	DBS Group Holdings Ltd.	347,177
58,403	Genting Singapore PLC	40,212
1,385	Jardine Cycle & Carriage Ltd.	40,651
38,528	Keppel Corp. Ltd.	168,738
33,701	Oversea-Chinese Banking Corp. Ltd.	224,625
22,942	Sembcorp Industries Ltd.	51,297
7,031	Singapore Airlines Ltd.	49,409
19,313	Singapore Press Holdings Ltd.	47,295
14,560	Singapore Technologies Engineering Ltd.	34,106
86,027	Singapore Telecommunications Ltd.	236,318
16,761	United Overseas Bank Ltd.	248,893
37,200	Wilmar International Ltd.	102,453

		1,816,327

	South Korea - 30.3%
6,539	BNK Financial Group, Inc.(a)	47,997
97	CJ CheilJedang Corp.(a)	29,590
18	CJ CheilJedang Corp. (Preference Shares)(a)	2,471
217	CJ Corp.(a)	34,078
569	Daelim Industrial Co. Ltd.(a)	41,080
800	Dongbu Insurance Co. Ltd.	40,685
684	Doosan Corp.	61,802
2,942	Doosan Heavy Industries & Construction Co. Ltd.(a)	69,493
12,344	Doosan Infracore Co. Ltd.(a)	91,351
346	E-Mart, Inc.	60,441
1,377	GS Engineering & Construction Corp.(a)	32,822
1,008	GS Holdings Corp.(a)	44,237
5,298	Hana Financial Group, Inc.	157,057
943	Hankook Tire Co. Ltd.(a)	45,929
1,409	Hanwha Corp.(a)	42,679
414	Hyosung Corp.(a)	48,272
1,692	Hyundai Engineering & Construction Co. Ltd.(a)	60,496
175	Hyundai Glovis Co. Ltd.(a)	23,417
1,201	Hyundai Heavy Industries Co. Ltd.(a)	136,935
1,459	Hyundai Marine & Fire Insurance Co. Ltd.	37,790
842	Hyundai Mobis Co. Ltd.(a)	175,341
2,270	Hyundai Motor Co.	272,494
362	Hyundai Motor Co. (Preference Shares)	29,001
578	Hyundai Motor Co. (2nd Preference Shares)	47,698
1,793	Hyundai Steel Co.	89,797
7,510	Industrial Bank of Korea(a)	82,073
5,977	KB Financial Group, Inc.(a)	241,734
1,175	KB Insurance Co. Ltd.	24,873
4,820	Kia Motors Corp.	150,975
4,644	Korea Electric Power Corp.(a)	169,639
1,057	Korea Gas Corp.(a)	42,113
80	Korea Zinc Co. Ltd.(a)	33,732
1,578	Korean Air Lines Co. Ltd.(a)	35,780
2,856	KT Corp.	72,254
890	KT&G Corp.	76,968
475	LG Chem Ltd.	107,091
85	LG Chem Ltd. (Preference Shares)	12,508

1,092	LG Corp.(a)	$55,629
6,929	LG Display Co. Ltd.	182,750
3,147	LG Electronics, Inc.	150,025
489	LG Electronics, Inc. (Preference Shares)	11,109
4,999	LG Uplus Corp.	49,039
162	Lotte Chemical Corp.(a)	52,485
274	Lotte Shopping Co. Ltd.(a)	53,404
445	OCI Co. Ltd.(a)	32,855
2,304	POSCO	537,289
999	Samsung Electro-Mechanics Co. Ltd.	48,742
1,254	Samsung Electronics Co. Ltd.	2,129,027
240	Samsung Electronics Co. Ltd. (Preference Shares)	324,447
399	Samsung Fire & Marine Insurance Co. Ltd.	92,360
29	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	4,642
7,687	Samsung Heavy Industries Co. Ltd.(a)	68,793
1,092	Samsung Life Insurance Co. Ltd.	104,304
798	Samsung SDI Co. Ltd.	79,313
4,502	Shinhan Financial Group Co. Ltd.(a)	177,818
6,756	SK Hynix, Inc.	312,191
1,560	SK Innovation Co. Ltd.(a)	210,756
7,732	SK Networks Co. Ltd.(a)	43,979
403	SK Telecom Co. Ltd.	77,333
839	S-Oil Corp.	58,552
8,182	Woori Bank(a)	92,233

		7,721,768

	United Kingdom - 1.6%
8,222	Rio Tinto Ltd.	416,199

	Total Common Stocks and Other Equity Interests (Cost $25,193,462)	25,439,171

	Rights - 0.0%
	South Korea - 0.0%
375	Korean Air Lines Co. Ltd., expiring 03/07/17(a) (Cost $0)	1,791

	Total Investments (Cost $25,193,462)(c) - 99.9%	25,440,962
	Other assets less liabilities - 0.1%	17,739

	Net Assets - 100.0%	$25,458,701

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $26,040,851. The net unrealized depreciation was $599,889, which consisted of aggregate gross unrealized appreciation of $3,503,004 and aggregate gross unrealized depreciation of $4,102,893.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 6.4%
40,037	AGL Energy Ltd.	$686,906
52,454	Amcor Ltd.	569,432
184,619	AMP Ltd.	700,767
40,545	APA Group	259,165
7,354	ASX Ltd.	278,525
131,154	Aurizon Holdings Ltd.	498,823
240,084	Australia & New Zealand Banking Group Ltd.	5,338,388
28,956	Bank of Queensland Ltd.	263,124
52,784	Bendigo & Adelaide Bank Ltd.	502,891
231,466	BGP Holdings PLC(a)	14,013
430,167	BHP Billiton Ltd.	8,699,591
276,437	BHP Billiton PLC	4,999,417
56,702	BlueScope Steel Ltd.	482,538
57,188	Boral Ltd.	252,671
51,014	Brambles Ltd.	403,151
19,114	Caltex Australia Ltd.	414,997
28,415	Challenger Ltd.	237,715
8,708	CIMIC Group Ltd.	226,746
48,265	Coca-Cola Amatil Ltd.	357,244
88,915	Commonwealth Bank of Australia	5,512,034
25,831	Computershare Ltd.	252,768
20,192	Crown Resorts Ltd.	174,748
7,498	CSL Ltd.	639,223
53,264	Dexus Property Group REIT	363,110
127,239	DUET Group	270,462
252,607	Fortescue Metals Group Ltd.	1,277,165
62,839	Goodman Group REIT	330,113
76,218	GPT Group (The) REIT	270,789
33,185	Iluka Resources Ltd.	189,951
136,015	Incitec Pivot Ltd.	397,535
176,674	Insurance Australia Group Ltd.	773,884
45,064	LendLease Group	482,024
19,580	Macquarie Group Ltd.	1,257,507
112,134	Medibank Private Ltd.	229,842
172,069	Metcash Ltd.(a)	275,621
229,798	Mirvac Group REIT	354,136
175,437	National Australia Bank Ltd.	4,039,439
30,768	Newcrest Mining Ltd.	502,887
33,068	Oil Search Ltd.	172,462
47,590	Orica Ltd.	677,399
299,279	Origin Energy Ltd.	1,610,831
43,204	OZ Minerals Ltd.	294,529
84,984	Qantas Airways Ltd.	219,998
132,663	QBE Insurance Group Ltd.	1,258,889
195,542	Santos Ltd.	593,783
211,009	Scentre Group REIT	704,825
23,767	Sonic Healthcare Ltd.	375,649
199,565	South32 Ltd.	416,624
37,383	Star Entertainment Group Ltd. (The)	135,369
178,279	Stockland REIT	588,731

118,177	Suncorp Group Ltd.	$1,168,974
65,261	Tabcorp Holdings Ltd.	234,833
100,007	Tatts Group Ltd.	329,494
331,065	Telstra Corp. Ltd.	1,256,640
46,573	Transurban Group	360,630
79,957	Vicinity Centres REIT	173,600
65,922	Wesfarmers Ltd.	2,014,799
68,966	Westfield Corp. REIT	460,205
205,511	Westpac Banking Corp.	4,947,193
66,718	Woodside Petroleum Ltd.	1,598,481
114,489	Woolworths Ltd.	2,138,092
60,308	WorleyParsons Ltd.(a)	452,792

		64,964,164

	Austria - 0.3%
3,660	Andritz AG	197,630
25,897	Erste Group Bank AG	787,551
6,221	Immoeast AG(a)	0
86,960	IMMOFINANZ AG	159,574
27,448	OMV AG	960,045
24,814	Raiffeisen Bank International AG(a)	551,079
14,142	voestalpine AG	599,104

		3,254,983

	Belgium - 0.6%
23,262	Ageas	995,011
22,142	Anheuser-Busch InBev SA	2,300,760
3,468	Colruyt SA	169,704
16,281	KBC Groep NV	1,056,045
11,985	Proximus SADP	344,075
5,733	Solvay SA	671,299
3,271	UCB SA	225,248
8,228	Umicore SA	460,606

		6,222,748

	Canada - 8.2%
6,655	Agnico Eagle Mines Ltd.	316,837
8,540	Agrium, Inc.	877,876
11,086	Alimentation Couche-Tard, Inc., Class B	506,874
7,887	AltaGas Ltd.(b)	187,231
26,061	ARC Resources Ltd.(b)	404,783
6,104	ATCO Ltd., Class I	214,524
47,351	Bank of Montreal	3,574,887
90,007	Bank of Nova Scotia	5,368,318
68,567	Barrick Gold Corp.	1,261,159
143,588	Baytex Energy Corp.(a)(b)	571,599
16,947	BCE, Inc.	762,501
58,420	BlackBerry Ltd.(a)	411,348
254,329	Bombardier, Inc., Class B(a)	485,737
42,488	Brookfield Asset Management, Inc., Class A	1,466,508
22,670	Cameco Corp.	288,124
30,015	Canadian Imperial Bank of Commerce	2,551,074
18,877	Canadian National Railway Co.	1,309,481
87,383	Canadian Natural Resources Ltd.	2,636,738
3,575	Canadian Pacific Railway Ltd.	539,671
4,768	Canadian Real Estate Investment Trust REIT	173,019
4,172	Canadian Tire Corp. Ltd., Class A	442,848
10,978	Canadian Utilities Ltd., Class A	311,889
10,921	Capital Power Corp.	206,735
16,952	Celestica, Inc.(a)	234,955
104,918	Cenovus Energy, Inc.	1,429,219
7,844	CGI Group, Inc., Class A(a)	376,452
10,916	CI Financial Corp.(b)	227,739
16,468	Cominar Real Estate Investment Trust REIT	184,290
59,763	Crescent Point Energy Corp.	695,382

Schedule of Investments

11,456	Dream Office Real Estate Investment Trust REIT	$168,798
72,654	Eldorado Gold Corp.(a)	256,344
14,134	Empire Co. Ltd., Class A	176,167
44,990	Enbridge, Inc.	1,911,751
259,124	Encana Corp.	3,301,284
96,804	Enerplus Corp.	861,305
833	Fairfax Financial Holdings Ltd.	388,467
18,803	Finning International, Inc.	379,882
128,009	First Quantum Minerals Ltd.	1,611,220
16,510	Fortis, Inc.	529,840
2,588	Franco-Nevada Corp.	168,014
5,048	George Weston Ltd.	429,704
15,602	Gibson Energy, Inc.	226,775
50,495	Goldcorp, Inc.	814,891
20,589	Great-West Lifeco, Inc.	563,148
22,468	H&R Real Estate Investment Trust REIT	388,785
55,389	Husky Energy, Inc.(a)	713,313
62,948	IAMGOLD Corp.(a)	290,659
8,320	IGM Financial, Inc.	255,200
15,648	Imperial Oil Ltd.	513,458
7,101	Industrial Alliance Insurance and Financial Services, Inc.	298,201
6,141	Intact Financial Corp.	447,522
16,276	Inter Pipeline Ltd.	352,298
6,748	Keyera Corp.	197,717
75,660	Kinross Gold Corp.(a)	294,225
12,565	Loblaw Cos. Ltd.	659,114
59,182	Lundin Mining Corp.(a)	361,334
28,867	Magna International, Inc.	1,246,346
154,323	Manulife Financial Corp.	2,953,295
5,559	Methanex Corp.	277,406
11,510	Metro, Inc.	348,986
26,642	National Bank of Canada	1,147,828
5,240	Onex Corp.	365,986
18,037	Pembina Pipeline Corp.	558,507
145,355	Penn West Petroleum Ltd.(a)	247,508
64,842	Potash Corp. of Saskatchewan, Inc.	1,204,084
32,037	Power Corp. of Canada	750,213
22,981	Power Financial Corp.	595,964
45,443	Precision Drilling Corp.(a)	255,143
5,864	Quebecor, Inc., Class B	176,269
21,318	RioCan Real Estate Investment Trust REIT	425,297
23,225	Rogers Communications, Inc., Class B	1,005,600
89,612	Royal Bank of Canada	6,430,756
8,306	Saputo, Inc.	305,228
28,702	Shaw Communications, Inc., Class B	617,960
11,464	Silver Wheaton Corp.	252,977
6,296	Smart Real Estate Investment Trust REIT	154,629
11,357	SNC-Lavalin Group, Inc.	488,514
44,149	Sun Life Financial, Inc.	1,739,208
119,527	Suncor Energy, Inc.	3,700,180
140,915	Teck Resources Ltd., Class B	3,446,811
12,928	TELUS Corp.	430,752
105,020	Toronto-Dominion Bank (The)	5,430,027
7,440	Tourmaline Oil Corp.(a)	173,595
63,264	TransAlta Corp.	373,640
41,881	TransCanada Corp.	1,972,061
7,718	Vermilion Energy, Inc.	317,777
125,053	Yamana Gold, Inc.	412,447

		82,382,208

	Chile - 0.0%
46,060	Antofagasta PLC	483,867

	China - 0.1%
115,026	China Mengniu Dairy Co. Ltd.	$216,137
160,591	Global Logistic Properties Ltd.	296,377
130,130	Tingyi Cayman Islands Holding Corp.	148,421
258,727	Want Want China Holdings Ltd.	185,392

		846,327

	Denmark - 0.7%
619	AP Moller - Maersk A/S, Class A	987,623
892	AP Moller - Maersk A/S, Class B	1,489,302
5,530	Carlsberg A/S, Class B	499,820
36,272	Danske Bank A/S	1,208,575
5,205	DSV A/S	252,921
4,560	FLSmidth & Co. A/S	211,905
9,438	ISS A/S	335,592
4,289	Jyske Bank A/S	220,626
26,062	Novo Nordisk A/S, Class B	936,926
3,284	Novozymes A/S, Class B	128,033
1,436	Pandora A/S	188,113
121,496	TDC A/S(a)	639,982
4,330	Vestas Wind Systems A/S	303,021

		7,402,439

	Finland - 0.7%
6,874	Elisa Oyj	231,999
56,021	Fortum Oyj	895,415
6,827	Kesko Oyj, Class B	345,657
9,960	Kone Oyj, Class B	451,002
11,846	Metso Oyj	364,344
8,945	Neste Oyj	311,853
226,018	Nokia Oyj	1,013,669
6,568	Nokian Renkaat Oyj	246,444
4,504	Orion Oyj, Class B	209,886
21,858	Sampo Oyj, Class A	1,013,381
57,463	Stora Enso Oyj, Class R	653,295
47,055	UPM-Kymmene Oyj	1,067,899
7,142	Wartsila Oyj Abp	358,518

		7,163,362

	France - 8.9%
10,419	Accor SA	422,299
54,817	Air France-KLM(a)(b)	290,102
16,459	Air Liquide SA	1,778,724
25,226	Airbus Group SE	1,710,947
19,594	Alstom SA(a)	555,850
6,590	Arkema SA	650,934
4,548	Atos SE	484,081
216,946	AXA SA	5,326,786
120,395	BNP Paribas SA	7,699,963
49,848	Bollore SA	199,268
24,494	Bouygues SA	890,870
9,378	Bureau Veritas SA	183,643
6,452	Capgemini SA	525,531
74,291	Carrefour SA	1,818,886
18,351	Casino Guichard Perrachon SA	989,613
8,557	CGG SA(a)(b)	86,002
2,807	Christian Dior SE	602,913
49,007	Cie de Saint-Gobain	2,409,765
14,848	Cie Generale des Etablissements Michelin	1,594,675
17,818	CNP Assurances	334,764
134,099	Credit Agricole SA	1,777,454
23,446	Danone SA	1,469,356
10,219	Edenred	222,696
6,874	Eiffage SA	494,605
75,164	Electricite de France SA(b)	740,815
8,301	Elior Group(c)	185,697
247,059	Engie SA	2,954,319
4,095	Essilor International SA	479,721
3,802	Eurazeo SA	234,121

Schedule of Investments

7,744	Eutelsat Communications SA	$132,020
6,927	Faurecia	300,751
2,166	Fonciere des Regions REIT	180,358
1,952	Gecina SA REIT	251,667
13,967	Groupe Eurotunnel SE	129,915
2,692	ICADE REIT	190,614
3,573	Kering	850,267
5,685	Klepierre REIT	215,954
12,049	Lagardere SCA	302,226
10,049	Legrand SA	584,048
6,446	L’Oreal SA	1,172,759
8,383	LVMH Moet Hennessy Louis Vuitton SE	1,690,505
83,905	Natixis SA	497,359
8,420	Neopost SA(b)	278,354
4,271	Nexans SA(a)	247,908
3,490	Nexity SA	171,459
203,633	Orange SA	3,152,449
7,696	Pernod Ricard SA	901,154
54,953	Peugeot SA(a)	1,021,469
8,199	Publicis Groupe SA	563,184
15,353	Renault SA	1,383,440
53,928	Rexel SA	938,599
10,740	Safran SA	727,741
70,920	Sanofi	5,709,156
36,710	Schneider Electric SE	2,627,113
14,418	SCOR SE	488,559
125,180	Societe Generale SA	6,122,189
4,745	Sodexo SA(b)	524,843
30,473	Suez	462,038
1,997	Teleperformance	213,895
4,546	Thales SA	426,338
249,423	Total SA	12,577,272
4,106	Unibail-Rodamco SE REIT	944,935
12,270	Valeo SA	749,466
120,804	Vallourec SA(a)	857,994
50,876	Veolia Environnement SA	865,687
30,596	Vinci SA	2,145,925
117,113	Vivendi SA	2,143,995
2,539	Wendel SA	300,457
8,305	Zodiac Aerospace(b)	252,204

		90,410,666

	Germany - 9.1%
5,282	Aareal Bank AG	204,070
7,490	adidas AG	1,178,956
45,410	Allianz SE	7,694,897
8,449	Aurubis AG	497,448
80,724	BASF SE	7,774,690
32,037	Bayer AG	3,541,871
34,498	Bayerische Motoren Werke AG	3,138,026
5,707	Bayerische Motoren Werke AG (Preference Shares)	427,720
2,066	Beiersdorf AG	182,950
5,856	Bilfinger SE(a)	242,796
8,726	Brenntag AG	506,778
242,904	Commerzbank AG	2,103,464
4,704	Continental AG	918,609
88,227	Daimler AG	6,612,310
263,788	Deutsche Bank AG(a)	5,242,543
7,000	Deutsche Boerse AG(a)	644,832
40,082	Deutsche Lufthansa AG	534,311
84,542	Deutsche Post AG	2,828,190
252,870	Deutsche Telekom AG	4,416,151
8,405	Deutsche Wohnen AG-BR	273,770
569,746	E.ON SE	4,373,492
9,701	Evonik Industries AG	314,307

7,325	Freenet AG	$219,752
6,778	Fresenius Medical Care AG & Co. KGaA	551,498
14,354	Fresenius SE & Co. KGaA	1,131,317
6,273	GEA Group AG	259,238
4,404	Hannover Rueck SE	483,793
10,101	HeidelbergCement AG	973,066
3,584	Henkel AG & Co. KGaA	377,408
5,191	Henkel AG & Co. KGaA (Preference Shares)	632,237
2,431	HOCHTIEF AG	345,343
3,547	HUGO BOSS AG	227,311
34,068	Infineon Technologies AG	625,526
22,102	K+S AG(b)	559,879
3,126	KION Group AG	190,197
17,549	Kloeckner & Co. SE(a)	228,720
9,322	LANXESS AG	676,488
1,914	LEG Immobilien AG	150,294
5,749	Leoni AG	230,314
10,765	Linde AG	1,750,296
2,107	MAN SE	218,482
3,475	Merck KGaA	381,740
42,894	METRO AG	1,465,299
2,247	MTU Aero Engines AG	268,574
15,925	Muenchener Rueckversicherungs-Gesellschaft AG	2,991,124
4,640	Osram Licht AG	268,925
12,054	Porsche Automobil Holding SE (Preference Shares)	722,985
10,201	ProSiebenSat.1 Media SE	433,031
3,035	Rheinmetall AG	232,350
215,258	RWE AG(a)	2,850,873
14,180	RWE AG (Preference Shares)	142,348
8,885	Salzgitter AG	340,200
23,142	SAP SE	2,116,559
54,730	Siemens AG	6,875,806
11,450	Suedzucker AG	302,297
2,634	Symrise AG	158,411
5,604	Talanx AG	192,437
37,458	Telefonica Deutschland Holding AG	156,256
58,002	thyssenkrupp AG	1,463,643
30,719	TUI AG	449,085
57,754	Uniper SE(a)	820,442
4,790	Volkswagen AG	764,318
30,626	Volkswagen AG (Preference Shares)	4,762,734
11,003	Vonovia SE	359,939

		92,002,716

	Hong Kong - 1.6%
331,484	AIA Group Ltd.	2,063,404
64,680	Bank of East Asia Ltd. (The)	277,164
242,206	BOC Hong Kong (Holdings) Ltd.	973,900
79,432	Cheung Kong Property Holdings Ltd.	526,179
64,390	CK Hutchison Holdings Ltd.	775,483
62,266	CLP Holdings Ltd.	608,669
58,944	Galaxy Entertainment Group Ltd.	282,210
136,054	Hang Lung Properties Ltd.	336,657
35,218	Hang Seng Bank Ltd.	721,212
62,617	Henderson Land Development Co. Ltd.	347,408
193,846	Hong Kong & China Gas Co. Ltd.	366,240
13,098	Hong Kong Exchanges & Clearing Ltd.	318,531
71,474	Hongkong Land Holdings Ltd.	482,449
403,873	Hutchison Port Holdings Trust	171,646
41,008	Hysan Development Co. Ltd.	187,617
8,870	Jardine Matheson Holdings Ltd.	547,456
5,872	Jardine Strategic Holdings Ltd.	223,547
519,132	Li & Fung Ltd.	226,136

Schedule of Investments

101,029	Link REIT	$692,028
56,915	MTR Corp. Ltd.	290,467
555,613	New World Development Co. Ltd.	644,450
1,488,069	Noble Group Ltd.(a)	180,622
41,660	Power Assets Holdings Ltd.	400,259
109,783	Sands China Ltd.	488,123
144,713	Sino Land Co. Ltd.	240,587
265,572	SJM Holdings Ltd.	212,202
118,091	Sun Hung Kai Properties Ltd.	1,634,541
39,254	Swire Pacific Ltd., Class A	400,414
298,370	WH Group Ltd.(c)	227,642
114,534	Wharf Holdings Ltd. (The)	864,243
41,668	Yue Yuen Industrial Holdings Ltd.	152,509

		15,863,995

	Indonesia - 0.0%
560,717	Golden Agri-Resources Ltd.	169,154

	Ireland - 0.4%
2,068,320	Bank of Ireland(a)	554,338
46,895	CRH PLC	1,634,262
28,421	Experian PLC	546,717
11,580	James Hardie Industries PLC	181,797
3,136	Kerry Group PLC, Class A	220,629
2,143	Ryanair Holdings PLC ADR(a)	179,283
16,139	Smurfit Kappa Group PLC	422,536

		3,739,562

	Israel - 0.3%
66,504	Bank Hapoalim BM	401,637
90,082	Bank Leumi Le-Israel BM(a)	372,333
156,601	Bezeq The Israeli Telecommunication Corp. Ltd.	273,542
74,037	Israel Chemicals Ltd.	340,016
35,603	Teva Pharmaceutical Industries Ltd.	1,166,289

		2,553,817

	Italy - 2.7%
163,198	A2A SpA	217,638
198,588	Assicurazioni Generali SpA	3,163,412
21,941	Atlantia SpA	499,130
9,804	Banca Monte DEI Paschi DI Siena SpA(a)(b)	160,812
76,260	Banco Bpm SpA	216,749
60,031	BPER Banca SpA	339,948
1,060,384	Enel SpA	4,427,979
487,777	Eni SpA	7,490,669
4,711	Ferrari NV	293,761
53,003	Hera SpA	123,611
942,341	Intesa Sanpaolo SpA	2,209,902
71,946	Intesa Sanpaolo SpA-RSP	158,614
26,247	Italgas SpA(a)	99,845
32,866	Leonardo-Finmeccanica SpA(a)	423,378
4,322	Luxottica Group SpA	232,091
76,617	Mediaset SpA	327,557
48,189	Mediobanca SpA	414,279
13,082	Prysmian SpA	340,154
131,284	Snam SpA	499,413
1,507,367	Telecom Italia SpA(a)	1,295,064
946,823	Telecom Italia SpA RSP	676,868
73,084	Terna Rete Elettrica Nazionale SpA	320,509
95,094	Unicredit SpA(b)	2,585,646
167,031	Unione di Banche Italiane SpA(b)	579,800
113,149	Unipol Gruppo Finanziario SpA	417,709
115,002	UnipolSai SpA	239,368

		27,753,906

	Japan - 21.9%
104,781	Aeon Co. Ltd.	1,518,080
12,530	Air Water, Inc.	232,847

18,689	Aisin Seiki Co. Ltd.	$858,291
18,320	Ajinomoto Co., Inc.	362,657
19,827	Alfresa Holdings Corp.	326,707
12,101	Alps Electric Co. Ltd.	324,091
18,087	Amada Holdings Co. Ltd.	213,525
81,376	ANA Holdings, Inc.	242,520
70,576	Aozora Bank Ltd.	258,293
151,887	Asahi Glass Co. Ltd.	1,133,334
18,798	Asahi Group Holdings Ltd.	662,919
140,889	Asahi Kasei Corp.	1,320,345
73,638	Astellas Pharma, Inc.	990,017
10,930	Bandai Namco Holdings, Inc.	301,952
29,673	Bank of Kyoto Ltd. (The)	233,272
4,833	Benesse Holdings, Inc.	141,030
39,331	Bridgestone Corp.	1,447,465
22,327	Brother Industries Ltd.	414,113
77,403	Canon, Inc.	2,299,916
7,680	Casio Computer Co. Ltd.	106,698
7,654	Central Japan Railway Co.	1,242,181
56,484	Chiba Bank Ltd. (The)	371,793
55,102	Chubu Electric Power Co., Inc.	735,672
5,661	Chugai Pharmaceutical Co. Ltd.	165,945
34,928	Chugoku Electric Power Co., Inc. (The)	394,036
25,900	Citizen Watch Co. Ltd.	161,968
90,678	Concordia Financial Group Ltd.	481,844
12,595	Credit Saison Co. Ltd.	230,699
47,162	Dai Nippon Printing Co. Ltd.	481,360
14,201	Daicel Corp.	157,936
43,634	Daido Steel Co. Ltd.	198,838
164,890	Dai-ichi Life Holdings, Inc.	3,020,237
42,072	Daiichi Sankyo Co. Ltd.	943,467
9,563	Daikin Industries Ltd.	953,539
3,468	Daito Trust Construction Co. Ltd.	486,429
33,306	Daiwa House Industry Co. Ltd.	906,503
106,380	Daiwa Securities Group, Inc.	683,686
50,996	Denka Co. Ltd.	251,866
32,668	Denso Corp.	1,422,215
10,029	Dentsu, Inc.	465,036
11,374	DIC Corp.	354,632
4,316	Don Quijote Holdings Co. Ltd.	156,998
21,579	East Japan Railway Co.	1,960,943
9,452	Ebara Corp.	293,027
9,424	Eisai Co. Ltd.	520,277
15,723	Electric Power Development Co. Ltd.	366,346
5,799	FANUC Corp.	1,141,771
1,058	Fast Retailing Co. Ltd.	334,387
63,179	Fuji Electric Co. Ltd.	375,454
23,144	Fuji Heavy Industries Ltd.	933,367
26,569	FUJIFILM Holdings Corp.	1,032,551
37,486	Fujikura Ltd.	238,419
325,931	Fujitsu Ltd.	1,906,801
105,099	Fukuoka Financial Group, Inc.	466,795
11,398	Furukawa Electric Co. Ltd.	388,286
44,172	Gunma Bank Ltd. (The)	242,490
37,229	Hachijuni Bank Ltd. (The)	220,580
16,179	Hakuhodo DY Holdings, Inc.	199,767
13,674	Hankyu Hanshin Holdings, Inc.	465,214
17,568	Haseko Corp.	194,446
24,007	Hino Motors Ltd.	254,838
44,067	Hiroshima Bank Ltd. (The)	207,075
12,862	Hitachi Construction Machinery Co. Ltd.	297,400
797,662	Hitachi Ltd.	4,588,638
14,356	Hitachi Metals Ltd.	199,702
23,996	Hokkaido Electric Power Co., Inc.	174,361
13,943	Hokuhoku Financial Group, Inc.	240,279

Schedule of Investments

16,001	Hokuriku Electric Power Co.	$161,609
193,972	Honda Motor Co. Ltd.	5,835,960
15,433	Hoya Corp.	674,761
13,902	Ibiden Co. Ltd.	198,821
19,865	Idemitsu Kosan Co. Ltd.	616,728
253,409	IHI Corp.(a)	686,562
10,480	Iida Group Holdings Co. Ltd.	196,893
137,327	Inpex Corp.	1,354,667
32,004	Isetan Mitsukoshi Holdings Ltd.	376,401
48,075	Isuzu Motors Ltd.	649,968
145,597	ITOCHU Corp.	2,012,427
27,026	J Front Retailing Co. Ltd.	392,036
4,635	Japan Airlines Co. Ltd.	148,304
102,328	Japan Display, Inc.(a)(b)	279,056
35,444	Japan Post Bank Co. Ltd.	432,916
66,456	Japan Post Holdings Co. Ltd.	838,264
14,908	Japan Post Insurance Co. Ltd.	342,324
30,000	Japan Tobacco, Inc.	970,020
105,472	JFE Holdings, Inc.	1,856,944
17,793	JGC Corp.	310,261
14,878	JSR Corp.	256,392
20,653	JTEKT Corp.	341,235
315,751	JX Holdings, Inc.	1,493,840
59,168	Kajima Corp.	413,637
28,583	Kaneka Corp.	247,300
76,279	Kansai Electric Power Co., Inc. (The)(a)	816,150
14,432	Kao Corp.	715,735
156,467	Kawasaki Heavy Industries Ltd.	493,411
221,506	Kawasaki Kisen Kaisha Ltd.(b)	541,098
76,362	KDDI Corp.	2,055,313
17,519	Keikyu Corp.	206,197
20,674	Keio Corp.	170,424
1,012	Keyence Corp.	394,372
87,609	Kintetsu Group Holdings Co. Ltd.	337,751
75,990	Kirin Holdings Co. Ltd.	1,247,431
76,932	Kobe Steel Ltd.(a)	752,406
4,153	Koito Manufacturing Co. Ltd.	220,608
82,563	Komatsu Ltd.	1,975,791
45,705	Konica Minolta, Inc.	475,827
53,684	Kubota Corp.	858,372
26,929	Kuraray Co. Ltd.	428,663
6,336	Kurita Water Industries Ltd.	150,837
20,026	Kyocera Corp.	1,046,706
10,806	Kyowa Hakko Kirin Co. Ltd.	146,000
54,934	Kyushu Electric Power Co., Inc.	613,875
2,519	Lawson, Inc.(b)	184,380
24,344	Leopalace21 Corp.	140,128
21,636	LIXIL Group Corp.	507,387
4,289	Makita Corp.	299,077
299,870	Marubeni Corp.	1,831,584
12,424	Marui Group Co. Ltd.	178,345
49,669	Mazda Motor Corp.	735,935
20,933	Medipal Holdings Corp.	340,097
4,269	MEIJI Holdings Co. Ltd.	331,433
165,848	Mitsubishi Chemical Holdings Corp.	1,163,404
172,640	Mitsubishi Corp.	3,909,800
147,386	Mitsubishi Electric Corp.	2,253,831
38,646	Mitsubishi Estate Co. Ltd.	742,367
17,866	Mitsubishi Gas Chemical Co., Inc.	344,227
357,368	Mitsubishi Heavy Industries Ltd.	1,615,497
17,606	Mitsubishi Materials Corp.	602,897
57,744	Mitsubishi Motors Corp.	314,431
9,997	Mitsubishi Tanabe Pharma Corp.	200,606
1,603,979	Mitsubishi UFJ Financial Group, Inc.	10,413,931
231,977	Mitsui & Co. Ltd.	3,413,457

116,765	Mitsui Chemicals, Inc.	$551,801
152,144	Mitsui Engineering & Shipbuilding Co. Ltd.	247,323
38,922	Mitsui Fudosan Co. Ltd.	904,636
123,282	Mitsui Mining & Smelting Co. Ltd.	347,150
296,286	Mitsui OSK Lines Ltd.	947,484
2,671,089	Mizuho Financial Group, Inc.	4,989,829
45,765	MS&AD Insurance Group Holdings, Inc.	1,542,777
4,851	Murata Manufacturing Co. Ltd.	657,357
50,866	Nagoya Railroad Co. Ltd.	251,224
383,255	NEC Corp.	888,559
10,223	NGK Insulators Ltd.	201,599
9,799	NGK Spark Plug Co. Ltd.	221,440
14,386	NH Foods Ltd.	392,955
18,607	NHK Spring Co. Ltd.	188,095
6,108	Nidec Corp.	575,668
26,543	Nikon Corp.	430,300
2,652	Nintendo Co. Ltd.	544,652
60,279	Nippon Electric Glass Co. Ltd.	348,582
92,202	Nippon Express Co. Ltd.	490,597
18,135	Nippon Paper Industries Co. Ltd.	333,301
30,531	Nippon Sheet Glass Co. Ltd.(a)	252,221
110,837	Nippon Steel & Sumitomo Metal Corp.	2,694,252
41,552	Nippon Telegraph & Telephone Corp.	1,837,774
367,581	Nippon Yusen Kabushiki Kaisha	783,650
267,694	Nissan Motor Co. Ltd.	2,660,889
11,836	Nisshin Seifun Group, Inc.	180,523
15,030	Nisshin Steel Co. Ltd.	204,272
3,103	Nissin Foods Holdings Co. Ltd.	164,281
2,027	Nitori Holdings Co. Ltd.	227,233
8,000	Nitto Denko Corp.	635,523
11,242	NOK Corp.	228,884
291,489	Nomura Holdings, Inc.	1,821,564
9,917	Nomura Real Estate Holdings, Inc.	171,340
34,722	NSK Ltd.	423,789
58,263	NTN Corp.	247,906
6,468	NTT Data Corp.	327,494
70,804	NTT DoCoMo, Inc.	1,702,252
46,241	Obayashi Corp.	441,975
9,951	Odakyu Electric Railway Co. Ltd.	197,738
118,697	OJI Holdings Corp.	527,191
8,313	Olympus Corp.	287,623
12,038	OMRON Corp.	495,635
6,060	Ono Pharmaceutical Co. Ltd.	124,161
2,694	Oriental Land Co. Ltd.	148,059
74,326	ORIX Corp.	1,127,022
173,403	Osaka Gas Co. Ltd.	651,099
17,174	Otsuka Holdings Co. Ltd.	793,139
285,399	Panasonic Corp.	2,987,721
19,580	Rakuten, Inc.(a)	196,104
12,158	Recruit Holdings Co. Ltd.	534,056
29,664	Rengo Co. Ltd.	181,554
273,860	Resona Holdings, Inc.	1,491,725
82,007	Ricoh Co. Ltd.	735,022
6,089	Rohm Co. Ltd.	391,600
9,495	Santen Pharmaceutical Co. Ltd.	119,431
6,204	Sapporo Holdings Ltd.	161,913
17,006	SBI Holdings, Inc.	236,264
6,736	Secom Co. Ltd.	488,618
16,651	Sega Sammy Holdings, Inc.	262,689
7,428	Seibu Holdings, Inc.	125,697
18,226	Seiko Epson Corp.	377,391
14,617	Seino Holdings Co. Ltd.	169,444
29,979	Sekisui Chemical Co. Ltd.	491,062
40,025	Sekisui House Ltd.	650,106
45,925	Seven & i Holdings Co. Ltd.	1,839,448

Schedule of Investments

387,364	Sharp Corp.(a)(b)	$1,046,046
14,018	Shikoku Electric Power Co., Inc.(a)	135,355
1,064	Shimano, Inc.	168,331
38,373	Shimizu Corp.	354,160
21,255	Shin-Etsu Chemical Co. Ltd.	1,840,306
127,194	Shinsei Bank Ltd.	220,323
6,172	Shionogi & Co. Ltd.	297,429
17,203	Shiseido Co. Ltd.	482,586
39,885	Shizuoka Bank Ltd. (The)	348,983
31,637	Showa Denko K.K.	521,873
41,077	Showa Shell Sekiyu K.K.	403,928
1,447	SMC Corp.	397,306
53,948	SoftBank Group Corp.	4,169,678
304,784	Sojitz Corp.	787,849
37,703	Sompo Holdings, Inc.	1,372,480
104,862	Sony Corp.	3,188,475
14,055	Sony Financial Holdings, Inc.	237,590
7,213	Stanley Electric Co. Ltd.	204,072
170,716	Sumitomo Chemical Co. Ltd.	914,428
139,405	Sumitomo Corp.	1,753,475
81,920	Sumitomo Electric Industries Ltd.	1,198,874
17,016	Sumitomo Forestry Co. Ltd.	234,438
60,828	Sumitomo Heavy Industries Ltd.	420,379
48,804	Sumitomo Metal Mining Co. Ltd.	664,159
165,705	Sumitomo Mitsui Financial Group, Inc.	6,551,658
37,448	Sumitomo Mitsui Trust Holdings, Inc.	1,407,772
17,808	Sumitomo Realty & Development Co. Ltd.	484,688
17,224	Sumitomo Rubber Industries Ltd.	270,045
4,697	Suntory Beverage & Food Ltd.	200,063
11,471	Suzuken Co. Ltd.	380,074
32,561	Suzuki Motor Corp.	1,263,682
81,961	T&D Holdings, Inc.	1,225,684
152,017	Taiheiyo Cement Corp.	533,393
65,218	Taisei Corp.	464,622
1,792	Taisho Pharmaceutical Holdings Co. Ltd.	151,542
29,708	Takashimaya Co. Ltd.	256,770
40,512	Takeda Pharmaceutical Co. Ltd.	1,700,011
8,676	TDK Corp.	626,568
18,015	Teijin Ltd.	381,824
8,443	Terumo Corp.	312,745
54,868	Tobu Railway Co., Ltd.	279,275
31,120	Toho Gas Co. Ltd.	233,037
8,984	Toho Holdings Co. Ltd.	193,766
49,589	Tohoku Electric Power Co., Inc.	606,124
53,958	Tokio Marine Holdings, Inc.	2,267,602
405,546	Tokyo Electric Power Co. Holdings, Inc.(a)	1,559,862
6,288	Tokyo Electron Ltd.	654,075
199,050	Tokyo Gas Co. Ltd.	883,724
53,225	Tokyu Corp.	392,893
34,820	Tokyu Fudosan Holdings Corp.	204,451
50,858	TonenGeneral Sekiyu K.K.	600,402
54,510	Toppan Printing Co. Ltd.	536,989
92,356	Toray Industries, Inc.	802,018
1,036,380	Toshiba Corp.(a)	2,230,645
75,296	Tosoh Corp.	571,868
6,156	TOTO Ltd.	249,084
14,200	Toyo Seikan Group Holdings Ltd.	262,620
3,785	Toyo Suisan Kaisha Ltd.	135,497
8,162	Toyoda Gosei Co. Ltd.	197,280
13,447	Toyota Industries Corp.	652,193
188,839	Toyota Motor Corp.	11,044,335
20,865	Toyota Tsusho Corp.	576,417
155,755	Ube Industries Ltd.	376,330
7,456	Unicharm Corp.	168,228
12,609	West Japan Railway Co.	824,359

87,736	Yamada Denki Co. Ltd.	$484,759
19,582	Yamaguchi Financial Group, Inc.	214,476
5,766	Yamaha Corp.	176,706
22,942	Yamaha Motor Co. Ltd.	479,729
21,926	Yamato Holdings Co. Ltd.	443,974
10,522	Yamazaki Baking Co. Ltd.	212,169
9,534	Yokohama Rubber Co. Ltd. (The)	168,449

		221,264,936

	Jersey Island - 0.0%
1,686	Randgold Resources Ltd.	143,284

	Luxembourg - 0.6%
602,304	ArcelorMittal SA(a)	4,679,392
3,121	RTL Group SA	238,023
12,368	SES SA, Class A FDR	240,724
36,216	Tenaris SA	632,872

		5,791,011

	Netherlands - 4.5%
14,873	ABN AMRO Group NV CVA(c)	349,593
392,772	Aegon NV	2,127,438
14,882	Akzo Nobel NV	1,009,850
9,349	Altice NV, Class A(a)	204,898
3,018	Altice NV, Class B(a)	66,471
5,827	ASML Holding NV	707,810
6,098	Boskalis Westminster NV	225,744
125,860	Delta Lloyd NV	724,018
13,339	Fugro NV CVA(a)	210,033
2,605	Gemalto NV	151,347
5,779	Heineken Holding NV, Class A	405,824
7,627	Heineken NV	570,628
325,375	ING Groep NV	4,659,135
59,205	Koninklijke Ahold Delhaize NV	1,260,142
31,528	Koninklijke BAM Groep NV	149,032
13,864	Koninklijke DSM NV	883,987
251,468	Koninklijke KPN NV	723,973
63,581	Koninklijke Philips NV	1,864,500
35,934	NN Group NV	1,271,033
45,015	PostNL NV(a)	197,218
7,402	Randstad Holding NV	430,365
589,531	Royal Dutch Shell PLC, Class A	15,927,778
364,353	Royal Dutch Shell PLC, Class B	10,251,953
12,936	SBM Offshore NV	210,258
11,378	Wolters Kluwer NV	434,732

		45,017,760

	New Zealand - 0.1%
52,423	Contact Energy Ltd.	183,342
56,215	Fletcher Building Ltd.	432,777
138,315	Spark New Zealand Ltd.	355,958

		972,077

	Norway - 0.9%
88,289	DNB ASA	1,476,536
12,642	Gjensidige Forsikring ASA	218,031
21,829	Marine Harvest ASA	386,821
119,425	Norsk Hydro ASA	682,055
47,054	Orkla ASA	439,786
180,151	Statoil ASA	3,358,775
65,444	Storebrand ASA(a)	399,691
58,013	Telenor ASA	920,847
10,272	TGS Nopec Geophysical Co. ASA	246,571
14,496	Yara International ASA	612,417

		8,741,530

	Portugal - 0.1%
87,863	Banco Comercial Portugues SA, Class R(a)	14,851
247,761	EDP-Energias de Portugal SA	719,726
39,442	Galp Energia SGPS SA	580,552

Schedule of Investments

12,452	Jeronimo Martins SGPS SA	$210,668

		1,525,797

	Singapore - 0.9%
91,740	Ascendas Real Estate Investment Trust REIT	160,193
169,479	CapitaLand Ltd.	395,788
113,893	CapitaLand Mall Trust REIT	156,837
42,600	City Developments Ltd.	279,101
90,282	ComfortDelGro Corp. Ltd.	154,443
129,917	DBS Group Holdings Ltd.	1,749,379
296,489	Genting Singapore PLC	204,141
7,173	Jardine Cycle & Carriage Ltd.	210,536
193,632	Keppel Corp. Ltd.	848,034
169,458	Oversea-Chinese Banking Corp. Ltd.	1,129,480
116,672	Sembcorp Industries Ltd.	260,872
35,714	Singapore Airlines Ltd.	250,972
98,433	Singapore Press Holdings Ltd.	241,052
73,973	Singapore Technologies Engineering Ltd.	173,276
433,147	Singapore Telecommunications Ltd.	1,189,863
84,391	United Overseas Bank Ltd.	1,253,166
188,797	Wilmar International Ltd.	519,969

		9,177,102

	South Africa - 0.1%
35,894	Investec PLC	253,564
17,312	Mondi PLC	381,372

		634,936

	South Korea - 3.9%
33,195	BNK Financial Group, Inc.(a)	243,657
503	CJ CheilJedang Corp.(a)	153,441
66	CJ CheilJedang Corp. (Preference Shares)(a)	9,059
1,083	CJ Corp.(a)	170,078
2,953	Daelim Industrial Co. Ltd.(a)	213,197
4,088	Dongbu Insurance Co. Ltd.	207,900
3,519	Doosan Corp.	317,955
14,966	Doosan Heavy Industries & Construction Co. Ltd.(a)	353,512
62,683	Doosan Infracore Co. Ltd.(a)	463,879
1,753	E-Mart, Inc.	306,221
6,919	GS Engineering & Construction Corp.(a)	164,922
5,137	GS Holdings Corp.(a)	225,443
26,918	Hana Financial Group, Inc.	797,974
4,755	Hankook Tire Co. Ltd.(a)	231,592
7,187	Hanwha Corp.(a)	217,694
2,094	Hyosung Corp.(a)	244,159
8,656	Hyundai Engineering & Construction Co. Ltd.(a)	309,489
934	Hyundai Glovis Co. Ltd.(a)	124,978
6,134	Hyundai Heavy Industries Co. Ltd.(a)	699,385
7,364	Hyundai Marine & Fire Insurance Co. Ltd.	190,738
4,320	Hyundai Mobis Co. Ltd.(a)	899,613
11,416	Hyundai Motor Co.	1,370,391
1,908	Hyundai Motor Co. (Preference Shares)	152,857
2,986	Hyundai Motor Co. (2nd Preference Shares)	246,414
9,171	Hyundai Steel Co.	459,300
38,056	Industrial Bank of Korea(a)	415,895
30,062	KB Financial Group, Inc.(a)	1,215,828
5,891	KB Insurance Co. Ltd.	124,704
24,440	Kia Motors Corp.	765,524
23,608	Korea Electric Power Corp.(a)	862,369
5,314	Korea Gas Corp.(a)	211,719
439	Korea Zinc Co. Ltd.(a)	185,105
7,943	Korean Air Lines Co. Ltd.(a)	180,103
9,296	KT Corp.	235,180
9,899	KT Corp. ADR(a)	147,198
4,562	KT&G Corp.	394,528

2,466	LG Chem Ltd.	$555,969
459	LG Chem Ltd. (Preference Shares)	67,541
5,593	LG Corp.(a)	284,920
35,201	LG Display Co. Ltd.	928,415
16,006	LG Electronics, Inc.	763,043
2,516	LG Electronics, Inc. (Preference Shares)	57,157
25,387	LG Uplus Corp.	249,042
885	Lotte Chemical Corp.(a)	286,724
1,442	Lotte Shopping Co. Ltd.(a)	281,054
2,205	OCI Co. Ltd.(a)	162,799
11,616	POSCO	2,708,834
5,106	Samsung Electro-Mechanics Co. Ltd.	249,127
6,333	Samsung Electronics Co. Ltd.	10,752,094
1,211	Samsung Electronics Co. Ltd. (Preference Shares)	1,637,106
2,041	Samsung Fire & Marine Insurance Co. Ltd.	472,446
104	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	16,646
39,280	Samsung Heavy Industries Co. Ltd.(a)	351,529
5,591	Samsung Life Insurance Co. Ltd.	534,034
4,079	Samsung SDI Co. Ltd.	405,408
22,845	Shinhan Financial Group Co. Ltd.(a)	902,319
34,080	SK Hynix, Inc.	1,574,818
7,832	SK Innovation Co. Ltd.(a)	1,058,105
39,294	SK Networks Co. Ltd.(a)	223,503
2,128	SK Telecom Co. Ltd.	408,350
4,227	S-Oil Corp.	294,992
41,520	Woori Bank(a)	468,042

		39,206,018

	Spain - 4.3%
30,086	Abertis Infraestructuras SA	430,647
3,141	Acciona SA	243,316
32,146	ACS Actividades de Construccion y Servicios SA	989,401
1,590	Aena SA(c)	230,855
7,922	Amadeus IT Group SA	365,953
614,677	Banco Bilbao Vizcaya Argentaria SA	4,168,367
485,929	Banco de Sabadell SA	732,050
348,129	Banco Popular Espanol SA	359,669
2,900,660	Banco Santander SA	16,140,796
432,707	Bankia SA	455,936
32,664	Bankinter SA	262,455
317,555	CaixaBank SA	1,160,298
79,903	Distribuidora Internacional de Alimentacion SA	422,516
11,267	Enagas SA	276,401
67,236	Endesa SA	1,383,847
29,991	Ferrovial SA	542,889
25,073	Fomento de Construcciones y Contratas SA(a)	208,751
34,137	Gas Natural SDG SA	657,413
5,796	Grifols SA	124,147
4,560	Grifols SA (Preference Shares), Class B	78,010
375,719	Iberdrola SA	2,368,835
22,143	Industria de Diseno Textil SA	730,701
203,126	Mapfre SA	614,651
28,197	Obrascon Huarte Lain SA(b)	95,684
18,552	Red Electrica Corp. SA	331,413
264,731	Repsol SA	3,908,056
630,234	Telefonica SA	6,078,764

		43,361,821

	Sweden - 2.1%
14,971	Alfa Laval AB	279,499
21,160	ASSA ABLOY AB, Class B	400,853
25,544	Atlas Copco AB, Class A	819,070

Schedule of Investments

16,579	Atlas Copco AB, Class B	$480,968
21,372	Boliden AB	623,684
398	Bonava AB(a)	6,101
6,636	Bonava AB, Class B(a)	102,103
17,062	Electrolux AB, Series B	453,797
9,164	Getinge AB, Class B	148,232
37,071	Hennes & Mauritz AB, Class B	1,060,189
7,210	Hexagon AB, Class B	285,378
22,966	Husqvarna AB, Class B	192,312
10,717	Industrivarden AB, Class A	221,044
9,164	Industrivarden AB, Class C	177,585
398	NCC AB, Class A	9,816
6,636	NCC AB, Class B	163,289
234,780	Nordea Bank AB	2,838,868
80,369	Sandvik AB	1,084,875
19,754	Securitas AB, Class B	314,560
93,745	Skandinaviska Enskilda Banken AB, Class A	1,053,634
29,098	Skanska AB, Class B	712,338
1,161	SKF AB, Class A	23,349
29,053	SKF AB, Class B	584,942
46,043	SSAB AB, Class A(a)	189,300
51,696	SSAB AB, Class B(a)	174,043
23,406	Svenska Cellulosa AB (SCA), Class B	704,193
86,163	Svenska Handelsbanken AB, Class A	1,287,280
2,103	Svenska Handelsbanken AB, Class B	31,443
66,874	Swedbank AB, Class A	1,691,434
6,334	Swedish Match AB	206,216
58,094	Tele2 AB, Class B	512,715
206,776	Telefonaktiebolaget LM Ericsson, Class B	1,221,742
274,537	Telia Co. AB	1,113,964
10,913	Trelleborg AB, Class B	226,584
129,516	Volvo AB, Class B	1,656,435

		21,051,835

	Switzerland - 6.0%
120,103	ABB Ltd.	2,852,233
1,128	Actelion Ltd.	293,833
12,863	Adecco Group AG	917,854
5,174	Aryzta AG	142,435
3,636	Baloise Holding AG	468,044
1	Chocoladefabriken Lindt & Spruengli AG	65,026
16	Chocoladefabriken Lindt & Spruengli AG-PC	88,871
15,550	Clariant AG	291,425
9,911	Coca-Cola HBC AG	225,939
17,662	Compagnie Financiere Richemont SA	1,373,075
214,096	Credit Suisse Group AG	3,252,888
1,647	Dufry AG(a)	234,880
749	Geberit AG	320,067
221	Georg Fischer AG	182,001
220	Givaudan SA	396,696
2,430,012	Glencore PLC(a)	9,980,228
475	Helvetia Holding AG	268,891
7,736	Julius Baer Group Ltd.	362,571
2,440	Kuehne + Nagel International AG	333,379
23,723	LafargeHolcim Ltd.	1,271,991
1,546	Lonza Group AG	283,470
118,800	Nestle SA	8,705,899
80,174	Novartis AG	5,887,499
20,673	Roche Holding AG	4,882,231
870	Roche Holding AG-BR	209,255
535	Schindler Holding AG	100,862
1,101	Schindler Holding AG-PC	209,799
182	SGS SA	385,915
60	Sika AG-BR	315,325

60,090	STMicroelectronics NV	$791,935
2,047	Swatch Group AG (The)	143,161
1,294	Swatch Group AG (The)-BR	458,396
3,320	Swiss Life Holding AG	1,006,499
2,623	Swiss Prime Site AG	218,805
28,516	Swiss Re AG	2,661,994
1,259	Swisscom AG	555,103
2,872	Syngenta AG	1,222,623
156,781	UBS Group AG	2,537,799
16,603	Wolseley PLC	1,024,986
18,590	Zurich Insurance Group AG	5,341,846

		60,265,729

	United Kingdom - 14.5%
49,922	3i Group PLC	439,648
59,327	Aberdeen Asset Management PLC	195,630
8,828	Admiral Group PLC	197,252
16,631	Aggreko PLC	210,699
60,999	Amec Foster Wheeler PLC	339,127
311,055	Anglo American PLC(a)	5,314,377
15,938	Ashtead Group PLC	322,029
9,183	Associated British Foods PLC	275,658
68,303	AstraZeneca PLC	3,603,990
358,118	Aviva PLC	2,148,666
11,284	Babcock International Group PLC	126,774
201,095	BAE Systems PLC	1,472,447
56,386	Balfour Beatty PLC	183,378
2,266,406	Barclays PLC	6,257,324
31,831	Barratt Developments PLC	191,303
5,116	Berkeley Group Holdings PLC (The)	180,220
73,812	Booker Group PLC	189,255
2,904,927	BP PLC	17,281,203
68,661	British American Tobacco PLC	4,232,308
45,532	British Land Co. PLC (The) REIT	333,965
263,736	BT Group PLC	1,008,194
11,936	Bunzl PLC	313,699
15,721	Burberry Group PLC	324,369
21,410	Capita PLC	134,814
52,184	Carillion PLC	141,482
624,682	Centrica PLC	1,762,802
108,997	CNH Industrial NV, Class A	965,903
75,747	Cobham PLC	129,223
58,522	Compass Group PLC	1,039,607
3,661	Croda International PLC	154,206
4,604	DCC PLC	370,417
79,908	Diageo PLC	2,215,229
110,576	Direct Line Insurance Group PLC	493,861
26,567	Dixons Carphone PLC	105,586
63,102	Drax Group PLC	294,056
40,586	DS Smith PLC	226,201
9,852	easyJet PLC	117,751
312,042	Fiat Chrysler Automobiles NV(a)	3,405,961
139,169	G4S PLC	446,826
103,542	GKN PLC	447,334
267,397	GlaxoSmithKline PLC	5,140,380
12,933	Greene King PLC	110,806
40,096	Hammerson PLC REIT	275,681
92,334	Hays PLC	177,036
9,985	Hiscox Ltd.	128,887
2,137,151	HSBC Holdings PLC	18,186,711
17,493	IMI PLC	256,613
37,783	Imperial Brands PLC	1,746,191
29,631	Inchcape PLC	267,475
24,221	Informa PLC	198,680
15,430	Inmarsat PLC	118,028
8,974	Intercontinental Hotels Group PLC	415,479

Schedule of Investments

18,383	Intermediate Capital Group PLC	$160,159
57,431	International Consolidated Airlines Group SA	344,435
4,581	Intertek Group PLC	195,493
59,027	Intu Properties PLC REIT	200,730
98,120	ITV PLC	250,840
250,051	J Sainsbury PLC	811,326
26,914	John Wood Group PLC	283,751
14,674	Johnson Matthey PLC	600,179
181,436	Kingfisher PLC	767,426
20,218	Lancashire Holdings Ltd.	172,204
44,664	Land Securities Group PLC REIT	558,546
548,180	Legal & General Group PLC	1,620,024
4,242,569	Lloyds Banking Group PLC	3,465,690
6,376	London Stock Exchange Group PLC	254,366
123,295	Man Group PLC	206,306
132,785	Marks & Spencer Group PLC	560,476
48,119	Meggitt PLC	252,991
209,190	National Grid PLC	2,441,540
19,512	Nex Group PLC	141,029
4,258	Next PLC	205,173
463,550	Old Mutual PLC	1,211,291
70,622	Pearson PLC	549,979
19,286	Pennon Group PLC	192,411
6,850	Persimmon PLC	166,241
23,355	Petrofac Ltd.	269,442
16,770	Phoenix Group Holdings	158,765
4,131	Provident Financial PLC	141,624
152,996	Prudential PLC	2,948,860
15,990	Reckitt Benckiser Group PLC	1,368,763
20,213	RELX NV	341,315
22,765	RELX PLC	407,557
41,521	Rio Tinto Ltd.	2,101,798
114,213	Rio Tinto PLC	5,016,268
123,534	Rolls-Royce Holdings PLC	1,037,416
444,801	Royal Bank of Scotland Group PLC(a)	1,241,203
76,917	Royal Mail PLC	398,302
100,010	RSA Insurance Group PLC	721,593
32,144	Sage Group PLC (The)	247,900
499,567	Seadrill Ltd.(a)(b)	974,513
33,697	Segro PLC REIT	195,649
11,478	Severn Trent PLC	327,799
35,393	Sky PLC	445,725
24,241	Smith & Nephew PLC	360,787
26,086	Smiths Group PLC	492,610
95,615	SSE PLC	1,791,167
17,522	St. James’s Place PLC	236,096
447,839	Standard Chartered PLC(a)	4,361,485
194,068	Standard Life PLC	844,051
53,509	Subsea 7 SA(a)	729,040
33,577	Tate & Lyle PLC	283,241
83,098	Taylor Wimpey PLC	174,696
24,072	TechnipFMC PLC(a)	789,804
1,196,009	Tesco PLC(a)	2,928,145
202,673	Thomas Cook Group PLC(a)	222,090
13,098	Travis Perkins PLC	239,434
106,759	Tullow Oil PLC(a)	395,285
53,925	Unilever NV CVA	2,179,259
41,868	Unilever PLC	1,700,058
34,287	United Utilities Group PLC	395,562
2,620,905	Vodafone Group PLC	6,408,423
19,024	Weir Group PLC (The)	479,879
5,548	Whitbread PLC	273,963
37,285	William Hill PLC	121,446
331,799	WM Morrison Supermarkets PLC	985,568

53,879	WPP PLC	$1,249,959

		146,213,887

	United States - 0.2%
7,161	Carnival PLC	381,812
6,615	Qiagen N.V.	190,767
8,898	Shire PLC	490,267
17,666	Thomson Reuters Corp.	790,380
4,620	Valeant Pharmaceuticals International, Inc.(a)	63,643

		1,916,869

	Total Common Stocks and Other Equity Interests (Cost $1,021,578,111)	1,010,498,506

	Rights - 0.0%
	South Korea - 0.0%
1,890	Korean Air Lines Co. Ltd., expiring 03/07/17(a) (Cost $0)	9,027

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,021,578,111) - 100.1%	1,010,507,533

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
8,444,243	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $8,444,243)	8,444,243

	Total Investments (Cost $1,030,022,354)(f) - 100.9%	1,018,951,776
	Other assets less liabilities - (0.9)%	(8,918,502)

	Net Assets - 100.0%	$1,010,033,274

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $993,787, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently

Schedule of Investments

completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,053,361,830. The net unrealized depreciation was $34,410,054, which consisted of aggregate gross unrealized appreciation of $76,943,474 and aggregate gross unrealized depreciation of $111,353,528.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 5.8%
32,190	Abacus Property Group REIT	$68,668
39,189	Adelaide Brighton Ltd.	152,322
82,200	ALS Ltd.	369,421
112,064	Alumina Ltd.	165,042
10,815	Ansell Ltd.	195,239
60,640	Ardent Leisure Group	96,673
15,496	Aristocrat Leisure Ltd.	179,751
152,827	AusNet Services	183,309
40,027	Australian Agricultural Co. Ltd.(a)	44,516
51,111	Australian Pharmaceutical Industries Ltd.	73,140
31,327	Automotive Holdings Group Ltd.	92,987
18,399	Aveo Group	44,557
149,778	AWE Ltd.(a)	65,948
9,299	Bapcor Ltd.	38,685
248,719	Beach Energy Ltd.	141,611
9,934	Bega Cheese Ltd.	38,687
8,289	Breville Group Ltd.	52,606
4,582	Brickworks Ltd.	44,072
7,161	BT Investment Management Ltd.	50,829
27,810	BWP Trust REIT	61,647
15,201	Cabcharge Australia Ltd.	42,120
7,184	carsales.com Ltd.	56,937
17,045	Charter Hall Group REIT	60,817
29,959	Charter Hall Retail REIT	96,204
134,373	Cleanaway Waste Management Ltd.	116,291
2,294	Cochlear Ltd.	217,982
128,405	Cromwell Property Group REIT	95,042
83,061	CSR Ltd.	278,076
84,699	Downer EDI Ltd.	398,655
22,207	DuluxGroup Ltd.	102,331
320,834	Fairfax Media Ltd.	207,027
28,723	FlexiGroup Ltd.	49,716
4,184	Flight Centre Travel Group Ltd.	95,098
20,106	G8 Education Ltd.	54,491
68,778	Genworth Mortgage Insurance Australia Ltd.	173,869
28,257	GrainCorp Ltd., Class A	204,002
14,950	GUD Holdings Ltd.	110,202
35,970	GWA Group Ltd.	71,543
38,307	Harvey Norman Holdings Ltd.	145,404
62,759	Healthscope Ltd.	104,339
42,999	Investa Office Fund REIT	146,892
6,553	InvoCare Ltd.	66,064
26,082	IOOF Holdings Ltd.	180,181
8,780	IRESS Ltd.	75,318
17,718	Japara Healthcare Ltd.	28,246
11,523	JB Hi-Fi Ltd.	241,873
10,942	Mantra Group Ltd.	22,511
4,424	McMillan Shakespeare Ltd.	35,197
34,011	Mineral Resources Ltd.	317,321
16,802	Monadelphous Group Ltd.	132,527
185,885	Myer Holdings Ltd.	170,749

23,412	Navitas Ltd.	$78,735
12,885	NIB Holdings Ltd.	45,093
96,209	Nine Entertainment Co. Holdings Ltd.	72,672
18,936	Nufarm Ltd.	128,946
32,584	OceanaGold Corp.	112,966
83,961	Orora Ltd.	181,656
14,833	Pact Group Holdings Ltd.	73,531
3,186	Perpetual Ltd.	113,193
8,882	Platinum Asset Management Ltd.	33,646
7,169	Premier Investments Ltd.	70,206
99,260	Primary Health Care Ltd.	282,575
61,885	Programmed Maintenance Services Ltd.	89,262
46,429	Qube Holdings Ltd.	81,067
4,916	Ramsay Health Care Ltd.	249,296
10,550	Retail Food Group Ltd.	51,578
12,429	Seek Ltd.	136,248
19,516	Seven Group Holdings Ltd.	108,302
138,745	Seven West Media Ltd.	85,316
46,650	Shopping Centres Australasia Property Group REIT	76,849
80,652	Sigma Pharmaceuticals Ltd.	73,778
63,100	Slater & Gordon Ltd.(a)	12,215
76,949	Southern Cross Media Group Ltd.	85,871
171,747	Spotless Group Holdings Ltd.	122,559
13,657	Super Retail Group Ltd.	100,982
43,774	Sydney Airport	194,402
12,236	Tassal Group Ltd.	42,915
6,431	TPG Telecom Ltd.	31,587
32,357	Treasury Wine Estates Ltd.	285,677
12,336	Village Roadshow Ltd.	37,085
112,977	Virgin Australia Holdings Ltd.(a)	0
7,677	Virtus Health Ltd.	29,781
31,556	Western Areas Ltd.(a)	58,692
159,806	Whitehaven Coal Ltd.(a)	344,539

		9,747,955

	Austria - 1.1%
1,910	ams AG	65,725
4,478	BUWOG AG	106,853
7,149	CA Immobilien Anlagen AG	140,882
4,812	Conwert Immobilien Invest SE	84,349
796	Lenzing AG	113,852
372	Mayr-Melnhof Karton AG	41,991
4,064	Oesterreichische Post AG	147,087
3,263	RHI AG	80,383
1,077	Schoeller-Bleckmann Oilfield Equipment AG	81,230
14,209	Telekom Austria AG, Class A	87,650
17,059	UNIQA Insurance Group AG	140,480
10,865	Verbund AG	174,953
8,122	Vienna Insurance Group AG Wiener Versicherung Gruppe	197,624
13,169	Wienerberger AG	254,179
2,518	Zumtobel Group AG	42,288

		1,759,526

	Belgium - 1.5%
1,438	Ackermans & van Haaren NV	195,965
47,301	AGFA-Gevaert NV(a)	186,735
680	Barco NV	59,106
1,685	Befimmo SA REIT	92,451
5,552	Bekaert SA NV	240,602
8,280	bpost SA	200,171
1,830	Cofinimmo SA REIT	205,382
601	Compagnie d’Entreprises CFE SA	66,217
3,784	D’Ieteren SA/NV	170,956
2,204	Elia System Operator SA	109,971
6,825	Euronav NV	53,106

Schedule of Investments

1,135	EVS Broadcast Equipment SA	$39,312
1,086	Gimv NV	60,619
10,721	Nyrstar NV(a)	90,650
3,770	Ontex Group NV	114,160
5,549	Orange Belgium SA(a)	125,273
1,191	Sofina SA	161,662
3,612	Telenet Group Holding NV(a)	193,691
2,293	Tessenderlo Chemie NV(a)	85,195
649	Warehouses De Pauw CVA REIT	58,916

		2,510,140

	Cambodia - 0.0%
97,405	NagaCorp Ltd.	57,243

	Canada - 9.4%
12,639	Advantage Oil & Gas Ltd.(a)	81,336
11,370	Aecon Group, Inc.	141,716
30,628	Aimia, Inc.	200,389
16,257	Alamos Gold, Inc., Class A	121,701
11,006	Algonquin Power & Utilities Corp.	95,477
7,401	Allied Properties Real Estate Investment Trust REIT	192,440
5,862	Amaya, Inc.(a)(b)	80,258
23,171	Artis Real Estate Investment Trust REIT	217,536
147,468	Athabasca Oil Corp.(a)	187,764
7,491	ATS Automation Tooling Systems, Inc.(a)	75,441
4,342	AutoCanada, Inc.	84,459
79,002	B2Gold Corp.(a)	239,354
15,250	Birchcliff Energy Ltd.(a)	93,810
4,963	Boardwalk Real Estate Investment Trust REIT	179,639
5,667	Bonterra Energy Corp.	109,276
18,359	CAE, Inc.	260,230
15,356	Canaccord Genuity Group, Inc.(a)	51,707
10,474	Canadian Apartment Properties REIT	254,830
24,916	Canadian Energy Services & Technology Corp.	147,346
9,770	Canadian Western Bank(b)	221,741
12,072	Canfor Corp.(a)	130,651
14,931	Cascades, Inc.	135,710
901	CCL Industries, Inc., Class B	185,072
19,772	Centerra Gold, Inc.	97,514
14,253	Chartwell Retirement Residences	166,280
4,113	Cineplex, Inc.	165,277
1,003	Cogeco Communications, Inc.	54,622
1,672	Colliers International Group, Inc.	61,109
226	Constellation Software, Inc.	101,881
21,227	Corus Entertainment, Inc., Class B	210,357
9,263	Cott Corp.	98,119
30,762	Crew Energy, Inc.(a)	136,615
6,119	Detour Gold Corp.(a)	82,838
6,850	DH Corp.	120,896
2,046	Dollarama, Inc.	154,656
10,815	Dominion Diamond Corp.	108,088
3,721	Dorel Industries, Inc., Class B	102,747
6,587	DREAM Unlimited Corp., Class A(a)	34,103
11,144	ECN Capital Corp.	25,985
11,144	Element Fleet Management Corp.	108,128
2,804	Emera, Inc.	97,729
12,053	Enerflex Ltd.	169,458
27,316	Ensign Energy Services, Inc.	185,843
48,742	Entertainment One Ltd.	141,471
17,309	Extendicare, Inc.(b)	137,277
8,163	First Capital Realty, Inc.	129,606
11,054	First Majestic Silver Corp.(a)	105,728
6,679	Genworth MI Canada, Inc.(b)	167,161
8,131	Gildan Activewear, Inc.	212,295

4,195	Granite Real Estate Investment Trust REIT	$142,799
2,554	Great Canadian Gaming Corp.(a)	49,816
6,091	Home Capital Group, Inc.	138,896
51,085	HudBay Minerals, Inc.	399,276
16,838	Hudson’s Bay Co.(b)	129,151
7,941	Innergex Renewable Energy, Inc.	83,993
5,460	Jean Coutu Group (PJC), Inc. (The), Class A	85,643
34,078	Just Energy Group, Inc.	202,050
13,442	Kelt Exploration Ltd.(a)	64,852
4,150	Laurentian Bank of Canada	187,359
3,970	Linamar Corp.	174,208
1,669	MacDonald Dettwiler & Associates Ltd.	92,261
5,808	Manitoba Telecom Services, Inc.	167,324
7,167	Maple Leaf Foods, Inc.	163,982
14,335	Martinrea International, Inc.	90,600
67,581	MEG Energy Corp.(a)(b)	350,410
3,662	Morguard Real Estate Investment Trust REIT	42,301
13,986	Mullen Group Ltd.	201,141
23,317	Nevsun Resources Ltd.	73,327
55,540	New Gold, Inc.(a)	147,823
3,117	Norbord, Inc.	77,223
4,516	North West Co., Inc. (The)	101,422
7,670	Northland Power, Inc.(b)	140,840
6,446	Northview Apartment Real Estate Investment Trust REIT(b)	102,592
13,606	NuVista Energy Ltd.(a)	67,939
6,092	Open Text Corp.	208,121
11,389	Pan American Silver Corp.	221,534
9,336	Paramount Resources Ltd., Class A(a)	119,730
12,450	Parkland Fuel Corp.	259,361
5,264	Pason Systems, Inc.	76,876
222,190	Pengrowth Energy Corp.(a)(b)	277,791
8,343	Peyto Exploration & Development Corp.(b)	181,226
5,219	Raging River Exploration, Inc.(a)	37,869
3,440	Restaurant Brands International, Inc.	168,418
3,703	Ritchie Bros Auctioneers, Inc.	119,802
14,671	Russel Metals, Inc.	303,829
12,057	Secure Energy Services, Inc.	99,878
16,121	SEMAFO, Inc.(a)	59,971
6,189	Seven Generations Energy Ltd., Class A(a)	123,471
6,659	ShawCor Ltd.	185,660
2,756	Sierra Wireless, Inc.(a)	48,091
5,901	Silver Standard Resources, Inc.(a)	62,235
4,703	Stantec, Inc.	125,822
1,209	Stella-Jones, Inc.	37,093
26,340	Superior Plus Corp.	259,814
12,215	TFI International, Inc.	329,981
4,200	TMX Group Ltd.	221,895
10,640	TORC Oil & Gas Ltd.(b)	59,331
4,435	Toromont Industries Ltd.	143,383
9,567	Transcontinental, Inc., Class A	159,016
75,648	Turquoise Hill Resources Ltd.(a)	273,290
33,458	Veresen, Inc.	339,520
3,485	Waste Connections, Inc.	278,960
5,275	West Fraser Timber Co. Ltd.	179,805
7,913	Westshore Terminals Investment Corp.	154,831
27,763	Whitecap Resources, Inc.	220,613
1,100	Winpak Ltd.	39,579
6,358	WSP Global, Inc.	223,255

		15,740,945

	China - 0.7%
19,123	AAC Technologies Holdings, Inc.	197,161
171,008	China Travel International Investment Hong Kong Ltd.	48,045

Schedule of Investments

293,380	FIH Mobile Ltd.	$94,525
33,833	Minth Group Ltd.	109,879
223,081	Semiconductor Manufacturing International Corp.(a)	307,625
471,301	Shui On Land Ltd.	99,613
83,406	SITC International Holdings Co. Ltd.	52,133
16,784	Stella International Holdings Ltd.	25,654
78,257	Uni-President China Holdings Ltd.	59,908
294,508	Yangzijiang Shipbuilding Holdings Ltd.	168,284
133,818	Yingde Gases Group Co. Ltd.	81,401

		1,244,228

	Colombia - 0.2%
58,504	Gran Tierra Energy, Inc.(a)	149,878
10,432	Parex Resources, Inc.(a)	121,143

		271,021

	Denmark - 1.1%
5,329	Alm. Brand A/S	41,815
1,665	Chr. Hansen Holding A/S	101,616
2,249	Coloplast A/S, Class B	161,049
2,200	DFDS A/S	107,606
5,948	GN Store Nord A/S	132,844
2,402	H. Lundbeck A/S(a)	103,036
2,792	Matas A/S	40,774
2,433	NKT Holding A/S	187,907
398	Rockwool International A/S, Class B	71,020
1,455	Royal Unibrew A/S	55,246
860	Schouw & Co.	64,920
824	SimCorp A/S	42,219
6,495	Spar Nord Bank A/S	75,739
5,897	Sydbank A/S	195,373
5,541	Topdanmark A/S(a)	145,896
8,282	Tryg A/S	158,256
4,040	William Demant Holding A/S(a)	75,613

		1,760,929

	Faroe Islands - 0.0%
1,154	Bakkafrost P/F	44,433

	Finland - 1.8%
6,710	Amer Sports Oyj	178,169
5,245	Cargotec Oyj, Class B	251,785
8,280	Caverion Corp.	66,485
21,084	Citycon Oyj	52,452
2,629	Cramo Oyj	65,489
7,351	Finnair Oyj(a)	32,174
6,358	Huhtamaki Oyj	233,617
11,463	Kemira Oyj	143,825
7,739	Konecranes Oyj	304,015
15,668	Metsa Board Oyj, Class B	107,182
40,898	Outokumpu Oyj(a)	365,742
45,336	Outotec Oyj(a)	257,957
7,298	Ramirent Oyj	54,420
10,780	Sanoma Oyj	98,093
25,352	Sponda Oyj	115,400
7,091	Tieto Oyj	196,639
4,800	Uponor Oyj	86,888
13,981	Valmet Oyj	221,049
29,596	YIT Oyj	235,085

		3,066,466

	France - 3.5%
1,706	Aeroports de Paris	189,345
1,598	Alten SA	119,160
7,527	Altran Technologies SA	111,482
611	bioMerieux	96,603
3,830	Bourbon Corp.(b)	46,109
3,818	CIE Plastic Omnium SA	129,560
8,720	Coface SA(a)	56,354

2,720	Dassault Systemes SE	$210,704
17,076	Derichebourg SA	78,614
4,815	Elis SA	86,301
6,289	Eramet(a)	361,575
35,467	Etablissements Maurel et Prom(a)	162,516
1,036	Euler Hermes Group	93,588
7,464	Europcar Groupe SA(a)(c)	79,050
1,105	Gaztransport Et Technigaz SA	45,612
849	Groupe Fnac SA(a)	55,051
11,205	Havas SA	100,822
498	Hermes International	216,594
682	Iliad SA	145,897
3,474	Imerys SA	278,986
1,583	Ingenico Group SA	133,541
1,476	Ipsen SA	114,370
4,889	Ipsos	162,020
3,249	JCDecaux SA	103,896
3,413	Korian SA	97,743
3,980	Mercialys SA REIT	77,981
8,509	Metropole Television SA	167,315
1,739	Orpea	141,702
12,957	Rallye SA(b)	287,754
1,439	Remy Cointreau SA	130,771
2,670	Rubis SCA	224,894
2,119	SEB SA	266,900
3,876	SFR Group SA(a)	112,511
1,540	Societe BIC SA	201,461
939	Sopra Steria Group	108,936
3,271	SPIE SA	74,234
1,915	Tarkett SA	74,441
26,476	Technicolor SA	113,592
18,166	Television Francaise 1	200,050
6,640	Ubisoft Entertainment SA(a)	218,289
1,334	Vicat SA	81,107
227	Virbac SA(a)	41,864
1,815	Worldline SA(a)(c)	48,988

		5,848,283

	Georgia - 0.1%
2,943	BGEO Group PLC	109,597

	Germany - 3.0%
12,024	Aixtron SE(a)(b)	44,363
4,535	alstria office REIT-AG REIT	56,680
3,651	Axel Springer SE	192,231
2,491	BayWa AG	84,570
851	Bechtle AG	86,284
315	Bertrandt AG	31,390
589	Biotest AG	11,136
1,847	Biotest AG (Preference Shares)	32,007
2,394	Deutsche EuroShop AG	99,491
12,421	Deutsche Pfandbriefbank AG(c)	126,327
20,789	Deutz AG	137,878
4,801	Dic Asset AG	47,474
3,129	Diebold Nixdorf AG	222,943
1,961	DMG Mori AG	94,667
556	Draegerwerk AG & Co. KGaA	39,231
1,182	Draegerwerk AG & Co. KGaA (Preference Shares)	103,673
1,940	Drillisch AG(b)	89,775
1,020	Duerr AG	88,218
2,837	ElringKlinger AG(b)	50,266
971	Fielmann AG	67,831
3,537	Fraport AG Frankfurt Airport Services Worldwide	211,228
1,603	FUCHS PETROLUB SE	67,701

Schedule of Investments

3,611	FUCHS PETROLUB SE (Preference Shares)	$165,033
1,805	Gerresheimer AG	146,729
3,649	Gerry Weber International AG	42,432
3,285	Hamburger Hafen und Logistik AG, Class A	66,902
59,636	Heidelberger Druckmaschinen AG(a)	156,159
3,306	Hella KGAA Hueck & Co.	134,694
1,987	Indus Holding AG	113,316
2,736	Jenoptik AG	52,320
3,780	Jungheinrich AG (Preference Shares)	116,240
856	Krones AG	87,411
124	KWS Saat SE	38,915
2,319	Nordex SE(a)(b)	48,795
1,396	Norma Group SE	62,164
796	Pfeiffer Vacuum Technology AG	86,368
194	Puma SE	59,018
93	Rational AG	42,212
4,572	RHOEN-KLINIKUM AG	125,080
592	Sartorius AG (Preference Shares)	41,585
6,369	SGL Carbon SE(a)	55,374
1,527	Sixt SE	79,310
1,900	Sixt SE (Preference Shares)	77,862
799	SMA Solar Technology AG(b)	20,512
2,932	Software AG	105,626
5,536	STADA Arzneimittel AG	284,151
7,926	TAG Immobilien AG	106,985
2,470	TLG Immobilien AG	46,927
3,495	United Internet AG	146,153
1,231	Vossloh AG(a)	79,328
2,106	Wacker Chemie AG	253,996
3,187	Wacker Neuson SE	52,300
1,926	Wirecard AG(b)	93,269
1,517	Zalando SE(a)(c)	59,847

		5,032,377

	Hong Kong - 2.7%
16,247	ASM Pacific Technology Ltd.	197,870
233,328	Brightoil Petroleum Holdings Ltd.(a)	72,169
13,573	Cafe de Coral Holdings Ltd.	45,131
131,144	Cathay Pacific Airways Ltd.	178,141
147,951	Champion REIT	80,083
15,395	Cheung Kong Infrastructure Holdings Ltd.	124,103
143,170	Chow Tai Fook Jewellery Group Ltd.	122,148
28,513	Dah Sing Banking Group Ltd.	55,855
9,446	Dah Sing Financial Holdings Ltd.	73,164
154,313	Esprit Holdings Ltd.(a)	120,716
181,071	First Pacific Co. Ltd.	137,682
97,901	Fortune Real Estate Investment Trust REIT	113,554
297,605	Global Brands Group Holding Ltd.(a)	37,587
63,064	Haitong International Securities Group Ltd.	35,517
43,754	Hang Lung Group Ltd.	168,320
11,807	Hopewell Holdings Ltd.	42,302
281,947	Huabao International Holdings Ltd.(a)	126,087
125,015	Ju Teng International Holdings Ltd.	40,440
30,685	Kerry Logistics Network Ltd.	39,704
74,744	Kerry Properties Ltd.	212,402
50,130	Luk Fook Holdings International Ltd.	147,625
87,068	Man Wah Holdings Ltd.	55,881
47,395	NWS Holdings Ltd.	85,391
21,061	Orient Overseas International Ltd.	109,250
369,060	Pacific Basin Shipping Ltd.(a)	68,967
42,094	Pacific Textiles Holdings Ltd.	46,546
351,537	PCCW Ltd.	213,839
215,636	Pou Sheng International Holdings Ltd.	49,189
109,361	Shangri-La Asia Ltd.	121,914
139,079	Shun Tak Holdings Ltd.(a)	48,216

32,306	SmarTone Telecommunications Holding Ltd.	$44,549
254,029	Sun Art Retail Group Ltd.	256,015
69,950	Swire Properties Ltd.	197,427
50,548	Techtronic Industries Co. Ltd.	175,239
24,684	Television Broadcasts Ltd.	94,800
67,132	Texwinca Holdings Ltd.	43,086
170,946	Truly International Holdings Ltd.	70,058
13,225	VTech Holdings Ltd.	164,474
41,704	Wheelock & Co. Ltd.	254,491
222,253	Xinyi Glass Holdings Ltd.	200,789
98,871	Yuexiu Real Estate Investment Trust REIT	54,409

		4,525,130

	India - 0.4%
46,709	Vedanta Resources PLC	614,678

	Ireland - 0.5%
26,580	C&C Group PLC	113,550
5,170	Glanbia PLC	87,440
31,638	Green REIT PLC REIT	44,449
23,470	Greencore Group PLC	69,685
24,076	Hibernia REIT PLC REIT	31,665
7,733	Irish Continental Group PLC	39,445
5,638	Kingspan Group PLC	164,267
11,789	Origin Enterprises PLC	80,927
350	Paddy Power Betfair PLC	36,746
15,976	UDG Healthcare PLC	128,837

		797,011

	Isle of Man - 0.0%
9,435	GVC Holdings PLC	71,933

	Israel - 0.9%
6,890	Alony Hetz Properties & Investments Ltd. REIT	55,420
2,267	Azrieli Group Ltd.	103,510
1,462	B Communications Ltd.	28,192
9,989	Cellcom Israel Ltd.(a)	105,167
3,178	Delek Automotive Systems Ltd.	29,173
1,382	Elbit Systems Ltd.	152,068
3,000	First International Bank of Israel Ltd.	45,115
12,768	Gazit-Globe Ltd.	119,410
99,780	Israel Discount Bank Ltd., Class A(a)	207,400
11,453	Mizrahi Tefahot Bank Ltd.	176,249
1,631	Nice Ltd.	114,088
239,548	Oil Refineries Ltd.	84,322
10,983	Partner Communications Co. Ltd.(a)	64,405
492	Paz Oil Co. Ltd.	76,223
27,285	Shikun & Binui Ltd.	56,497
2,780	Strauss Group Ltd.	44,737
3,983	Tower Semiconductor Ltd.(a)	85,169

		1,547,145

	Italy - 2.4%
5,485	ACEA SpA	67,160
7,885	Anima Holding SpA(c)	46,953
6,843	Ansaldo STS SpA	86,524
16,255	Astaldi SpA	105,752
3,571	ASTM SpA	40,560
12,635	Autogrill SpA	111,012
4,838	Azimut Holding SpA	86,792
419,891	Banca Carige SpA(a)	169,349
3,782	Banca Generali SpA	96,417
51,337	Banca Popolare DI Sondrio SCPA	181,863
123,879	Beni Stabili SpA SIIQ REIT	69,749
1,545	Brembo SpA	99,012
6,718	Buzzi Unicem SpA	165,531
3,852	Buzzi Unicem SpA RSP	51,203

Schedule of Investments

7,465	Cementir Holding SpA	$31,899
10,927	Cerved Information Solutions SpA	89,216
9,247	Credito Emiliano SpA	59,959
240,958	Credito Valtellinese SC	126,296
2,015	Danieli & C. Officine Meccaniche SpA	43,269
6,678	Danieli & C. Officine Meccaniche SpA RSP	106,810
13,501	Davide Campari-Milano SpA	135,400
3,367	De’Longhi SpA	83,945
810	DiaSorin SpA	48,364
656	Ei Towers SpA(a)	36,333
9,567	ERG SpA	106,182
4,878	Esprinet SpA	36,111
106,497	Fincantieri SpA(a)	63,300
4,858	Finecobank Banca Fineco SpA	28,823
662	Industria Macchine Automatiche SpA	43,891
3,980	Interpump Group SpA	74,798
74,121	Iren SpA	120,474
465	Italmobiliare SpA	23,081
2,828	MARR SpA	54,951
2,793	Moncler SpA	53,728
7,423	OVS SpA(c)	41,434
29,719	Parmalat SpA	96,031
26,819	Piaggio & C. SpA	44,518
40,765	Prada SpA	169,693
3,581	Recordati SpA	101,819
155,853	Rizzoli Corriere Della Sera Mediagroup SpA(a)	134,576
6,599	Safilo Group SpA(a)	48,958
68,056	Saipem SpA(a)	34,752
22,438	Salini Impregilo SpA	69,885
1,977	Salvatore Ferragamo SpA	52,239
115,549	Saras SpA	178,445
26,316	Societa Cattolica di Assicurazioni SCRL	164,524
7,821	Societa Iniziative Autostradali e Servizi SpA	63,687
1,083	Tod’s SpA	78,124

		4,023,392

	Japan - 36.1%
45,561	77 Bank Ltd. (The)	212,476
932	ABC-Mart, Inc.	54,310
8,440	Accordia Golf Co. Ltd.	90,267
15,299	ACOM Co. Ltd.(a)	66,184
2,272	Adastria Co. Ltd.	61,152
11,326	ADEKA Corp.	165,602
10,534	Advantest Corp.	197,533
1,386	AEON DELIGHT Co. Ltd.	39,952
7,827	AEON Financial Service Co. Ltd.	140,584
10,441	AEON Mall Co. Ltd.	152,012
4,641	Aica Kogyo Co. Ltd.	121,493
2,400	Aichi Steel Corp.	105,423
5,629	Aida Engineering Ltd.	55,702
26,608	Aiful Corp.(a)	80,598
1,524	Ain Holdings, Inc.	112,092
6,036	Aisan Industry Co. Ltd.	50,829
21,855	Akebono Brake Industry Co. Ltd.(a)(b)	58,824
3,297	Alpen Co. Ltd.(b)	59,014
7,375	Alpine Electronics, Inc.	107,964
5,881	Amano Corp.	112,997
16,943	Anritsu Corp.	117,393
5,630	AOKI Holdings, Inc.	71,166
5,112	Aoyama Trading Co. Ltd.	180,731
4,112	Arcs Co. Ltd.	92,924
6,673	Asahi Diamond Industrial Co. Ltd.	50,148
5,037	Asahi Holdings, Inc.	100,270
6,392	Asatsu-DK, Inc.	169,829

9,692	ASICS Corp.(b)	$189,492
1,385	ASKUL Corp.	45,213
9,006	Autobacs Seven Co. Ltd.	140,000
5,561	Avex Group Holdings, Inc.	83,928
12,588	Awa Bank Ltd. (The)	78,832
1,322	Axial Retailing, Inc.	52,081
7,462	Azbil Corp.	225,699
1,100	Bank of Nagoya Ltd. (The)	39,916
5,789	Bank of The Ryukyus Ltd.	77,752
27,271	Bic Camera, Inc.	255,571
2,000	BML, Inc.	48,323
4,631	Bunka Shutter Co. Ltd.	37,476
1,876	Calbee, Inc.	61,242
29,169	Calsonic Kansei Corp.	466,134
2,652	Canon Electronics, Inc.	40,778
5,898	Canon Marketing Japan, Inc.	112,957
3,213	Capcom Co. Ltd.	68,270
3,282	Cawachi Ltd.	84,721
27,684	Central Glass Co. Ltd.	133,287
8,748	Chiba Kogyo Bank Ltd. (The)	45,382
2,457	Chiyoda Co. Ltd.	58,296
21,747	Chiyoda Corp.	147,008
2,511	Chudenko Corp.	53,532
20,929	Chugoku Bank Ltd. (The)	309,357
9,461	Chugoku Marine Paints Ltd.	69,166
6,854	CKD Corp.	91,996
9,891	CMK Corp.(a)	58,955
6,357	Coca-Cola East Japan Co. Ltd.	138,857
7,368	Coca-Cola West Co. Ltd.	214,348
2,732	cocokara fine, Inc.	113,818
2,902	Colowide Co. Ltd.(b)	48,824
11,319	COMSYS Holdings Corp.	208,734
396	Cosmos Pharmaceutical Corp.	73,273
3,810	CyberAgent, Inc.	94,730
5,543	Daibiru Corp.	50,469
6,602	Daifuku Co. Ltd.	146,496
12,963	Daihen Corp.	83,714
11,142	Daiho Corp.	51,664
37,050	Daikyo, Inc.	76,354
2,811	Daikyonishikawa Corp.	36,831
15,912	Daio Paper Corp.(b)	179,226
2,812	Daiseki Co. Ltd.	56,302
22,401	Daishi Bank Ltd. (The)	99,295
34,591	Daiwabo Holdings Co. Ltd.	85,729
20,914	DCM Holdings Co. Ltd.	188,193
11,358	DeNA Co. Ltd.	255,158
2,442	Descente Ltd.	27,853
5,290	Dexerials Corp.(a)	58,363
1,023	DISCO Corp.	131,220
12,783	DMG Mori Co. Ltd.	175,777
2,152	Doshisha Co. Ltd.	41,406
2,992	Doutor Nichires Holdings Co. Ltd.	57,142
40,414	Dowa Holdings Co. Ltd.	344,995
1,827	DTS Corp.	41,482
5,204	Duskin Co. Ltd.	113,996
1,254	DyDo Group Holdings, Inc.	66,390
3,539	Eagle Industry Co. Ltd.	47,784
1,385	Earth Chemical Co. Ltd.	59,423
18,417	EDION Corp.(b)	177,176
1,635	EIZO Corp.	46,185
5,620	EXEDY Corp.	152,762
2,503	Ezaki Glico Co. Ltd.	114,728
4,814	F.C.C. Co. Ltd.	87,578
3,698	Familymart UNY Holdings Co. Ltd.	235,200
3,600	Fancl Corp.	49,823
39,568	FIDEA Holdings Co. Ltd.	72,757

Schedule of Investments

4,249	Foster Electric Co. Ltd.	$66,844
1,697	FP Corp.	81,100
7,824	Fuji Machine Manufacturing Co. Ltd.	98,621
5,095	Fuji Oil Holdings, Inc.	102,285
3,493	Fuji Seal International, Inc.	74,468
2,867	Fuji Soft, Inc.	70,672
7,023	Fujitec Co. Ltd.	82,910
5,260	Fujitsu General Ltd.	103,541
20,514	Fukuyama Transporting Co. Ltd.(b)	113,344
5,693	Funai Electric Co. Ltd.(b)	45,918
47,471	Furukawa Co. Ltd.	93,192
4,444	Futaba Corp.	77,768
2,593	Fuyo General Lease Co. Ltd.	129,448
6,501	Geo Holdings Corp.(b)	75,361
4,730	Glory Ltd.	148,318
3,154	GMO Internet, Inc.	45,920
2,300	Godo Steel Ltd.	39,064
15,161	Gree, Inc.	81,882
49,641	GS Yuasa Corp.	206,369
4,476	G-Tekt Corp.	84,371
17,800	GungHo Online Entertainment, Inc.(b)	38,739
19,182	Gunze Ltd.	66,283
12,740	H2O Retailing Corp.	211,966
5,585	Hamamatsu Photonics K.K.	161,981
34,242	Hanwa Co. Ltd.	234,516
22,629	Hazama Ando Corp.	158,398
5,310	Heiwa Corp.	128,487
5,568	Heiwa Real Estate Co. Ltd.	77,752
4,720	Heiwado Co. Ltd.	109,179
1,922	Hikari Tsushin, Inc.	176,365
1,677	Hirose Electric Co. Ltd.	219,280
3,161	HIS Co. Ltd.(b)	84,518
3,817	Hisamitsu Pharmaceutical Co., Inc.	198,691
4,036	Hitachi Capital Corp.	104,149
12,454	Hitachi Chemical Co. Ltd.	355,117
6,341	Hitachi High-Technologies Corp.	272,904
6,842	Hitachi Koki Co. Ltd.	52,694
4,701	Hitachi Kokusai Electric, Inc.	105,900
8,468	Hitachi Maxell Ltd.	171,654
7,402	Hitachi Transport System Ltd.	152,084
35,704	Hitachi Zosen Corp.	188,392
953	Hogy Medical Co. Ltd.	58,412
28,153	Hokkoku Bank Ltd. (The)	107,785
20,048	Hokuetsu Kishu Paper Co. Ltd.	121,989
2,303	Hokuto Corp.	41,795
3,500	Horiba Ltd.	184,677
1,185	Hoshizaki Corp.	96,947
8,562	Hosiden Corp.	66,473
6,775	House Foods Group, Inc.	145,821
8,860	Hulic Co. Ltd.	86,731
18,385	Hyakugo Bank Ltd. (The)	75,941
14,320	Hyakujushi Bank Ltd. (The)	47,829
4,175	IBJ Leasing Co. Ltd.	91,789
3,614	Idom, Inc.(b)	23,724
9,984	Iino Kaiun Kaisha Ltd.	41,062
2,185	Inaba Denki Sangyo Co. Ltd.	77,734
3,353	Inabata & Co. Ltd.	38,392
2,351	Internet Initiative Japan, Inc.	37,946
35,684	Iseki & Co. Ltd.	71,003
11,200	Ishihara Sangyo Kaisha Ltd.(a)	91,829
5,007	Ito EN Ltd.	166,789
7,522	Itochu Enex Co. Ltd.	61,205
5,038	ITOCHU Techno-Solutions Corp.	135,824
16,060	Itoham Yonekyu Holdings, Inc.(a)	142,518
5,707	Itoki Corp.	36,855
37,634	Iwatani Corp.	210,610

31,008	Iyo Bank Ltd. (The)	$209,061
3,453	Izumi Co. Ltd.	146,923
9,022	J Trust Co. Ltd.	97,693
28,145	Jaccs Co. Ltd.	127,756
2,321	JAFCO Co. Ltd.	78,758
2,093	Japan Airport Terminal Co. Ltd.(b)	75,298
9,231	Japan Aviation Electronics Industry Ltd.(b)	113,322
13,576	Japan Exchange Group, Inc.	203,203
7,125	Japan Petroleum Exploration Co. Ltd.	160,633
12,528	Japan Securities Finance Co. Ltd.	67,551
10,700	Japan Steel Works Ltd. (The)	201,881
6,408	Japan Wool Textile Co. Ltd. (The)	50,376
3,129	Joyful Honda Co. Ltd.	86,720
4,678	Juki Corp.	50,572
25,956	Juroku Bank Ltd. (The)	90,382
54,317	JVC KENWOOD Corp.	147,644
5,302	Kagome Co. Ltd.	136,865
1,932	Kakaku.com, Inc.	35,079
1,346	Kaken Pharmaceutical Co. Ltd.	68,391
19,713	Kamigumi Co. Ltd.	192,271
2,941	Kanamoto Co. Ltd.	76,938
15,684	Kandenko Co. Ltd.	146,147
95,388	Kanematsu Corp.	168,618
12,334	Kansai Paint Co. Ltd.	240,380
4,748	Kasai Kogyo Co. Ltd.	55,082
3,252	Kato Sangyo Co. Ltd.	78,314
2,400	Kato Works Co. Ltd.(b)	64,277
29,251	Keihan Holdings Co. Ltd.	195,656
8,185	Keihin Corp.	145,341
6,700	Keisei Electric Railway Co. Ltd.	158,907
16,373	Keiyo Bank Ltd. (The)	75,629
8,355	Kenedix, Inc.	31,394
9,608	Kewpie Corp.	240,509
6,102	Kikkoman Corp.	192,695
15,307	Kinden Corp.	194,983
5,547	Kintetsu World Express, Inc.	76,867
2,638	Kissei Pharmaceutical Co. Ltd.	64,606
12,212	Kitz Corp.	74,742
6,589	Kiyo Bank Ltd. (The)	105,295
23,394	KNT-CT Holdings Co. Ltd.(a)	30,340
2,661	Kobayashi Pharmaceutical Co. Ltd.	118,897
2,443	Koei Tecmo Holdings Co. Ltd.	41,579
7,384	Kohnan Shoji Co. Ltd.	138,005
10,902	Kokuyo Co. Ltd.	134,998
5,152	Komeri Co. Ltd.	121,781
5,162	Komori Corp.	71,165
6,779	Konami Holdings Corp.	272,184
5,253	Konoike Transport Co. Ltd.	69,573
882	Kose Corp.	75,214
14,200	K’s Holdings Corp.	256,943
36,314	Kumagai Gumi Co. Ltd.	104,515
2,900	Kureha Corp.	123,522
7,368	Kuroda Electric Co. Ltd.	152,498
47,970	KYB Corp.	234,790
3,353	Kyoei Steel Ltd.	67,790
4,199	Kyokuto Kaihatsu Kogyo Co. Ltd.	60,612
4,549	KYORIN Holdings, Inc.	99,648
536	Kyoritsu Maintenance Co. Ltd.(b)	35,091
12,086	Kyowa Exeo Corp.	179,398
3,647	Kyudenko Corp.	99,294
2,238	Life Corp.	64,908
6,008	Lintec Corp.	134,756
15,783	Lion Corp.	274,932
3,039	Mabuchi Motor Co. Ltd.	156,843
16,903	Maeda Corp.	147,746
6,143	Maeda Road Construction Co. Ltd.	106,462

Schedule of Investments

11,750	Makino Milling Machine Co. Ltd.	$103,540
1,176	Mandom Corp.	55,575
5,770	Maruha Nichiro Corp.	159,915
4,646	Maruichi Steel Tube Ltd.	156,414
3,662	Marusan Securities Co. Ltd.	31,098
5,941	Matsui Securities Co. Ltd.	51,138
3,771	Matsumotokiyoshi Holdings Co. Ltd.	187,922
27,585	Mebuki Financial Group, Inc.	106,591
7,769	Megmilk Snow Brand Co. Ltd.	204,413
22,841	Meidensha Corp.	78,115
1,542	Meitec Corp.	58,146
31,175	Minebea Mitsumi, Inc.	311,542
1,909	Ministop Co. Ltd.	34,407
4,996	Miraca Holdings, Inc.	228,997
11,920	Mirait Holdings Corp.(b)	109,062
8,827	Misawa Homes Co. Ltd.	83,820
10,304	MISUMI Group, Inc.	193,129
7,441	Mitsuba Corp.	129,883
12,556	Mitsubishi Logistics Corp.	179,124
1,018	Mitsubishi Pencil Co. Ltd.	54,709
1,522	Mitsubishi Shokuhin Co. Ltd.	45,494
50,225	Mitsubishi UFJ Lease & Finance Co. Ltd.	269,027
5,086	Mitsuboshi Belting Ltd.	44,366
1,600	Mitsui Sugar Co. Ltd.	35,702
23,387	Mitsui-Soko Holdings Co. Ltd.	70,218
3,463	Miura Co. Ltd.	55,125
940	Mochida Pharmaceutical Co. Ltd.	67,551
2,873	Modec, Inc.	48,158
19,762	Monex Group, Inc.	52,488
2,600	Morinaga & Co. Ltd.	112,707
40,743	Morinaga Milk Industry Co. Ltd.	281,211
1,350	MOS Food Services, Inc.	39,933
3,624	Musashi Seimitsu Industry Co. Ltd.	100,117
3,218	Musashino Bank Ltd. (The)	95,761
8,969	Nabtesco Corp.	234,791
27,643	Nachi-Fujikoshi Corp.	136,036
11,759	Nagase & Co. Ltd.	161,801
13,465	Namura Shipbuilding Co. Ltd.	90,185
33,727	Nankai Electric Railway Co. Ltd.	167,474
1,300	Nanto Bank Ltd. (The)	52,543
3,927	NEC Networks & System Integration Corp.	71,790
19,062	NET One Systems Co. Ltd.	130,551
5,121	Nexon Co. Ltd.	78,333
15,168	Nichias Corp.	156,160
10,679	Nichicon Corp.	100,932
4,061	Nichiha Corp.	104,470
10,168	NichiiGakkan Co. Ltd.	73,612
2,373	Nichi-iko Pharmaceutical Co. Ltd.	34,675
13,000	Nichirei Corp.	265,139
2,456	Nifco, Inc.	124,354
4,181	Nihon Kohden Corp.	95,858
8,540	Nihon Parkerizing Co. Ltd.	104,915
5,904	Nihon Unisys Ltd.	76,517
9,506	Nikkiso Co. Ltd.	88,495
4,970	Nikkon Holdings Co. Ltd.	103,395
6,528	Nippo Corp.	123,688
54,044	Nippon Chemi-Con Corp.	125,299
31,762	Nippon Denko Co. Ltd.(a)	91,696
2,975	Nippon Densetsu Kogyo Co. Ltd.	49,154
6,300	Nippon Flour Mills Co. Ltd.	89,540
3,660	Nippon Gas Co. Ltd.	105,175
17,810	Nippon Kayaku Co. Ltd.	233,670
128,991	Nippon Light Metal Holdings Co. Ltd.	316,247
7,976	Nippon Paint Holdings Co. Ltd.	233,807
6,572	Nippon Road Co. Ltd. (The)	26,854
5,657	Nippon Seiki Co. Ltd.	122,311

1,800	Nippon Shinyaku Co. Ltd.	$93,378
3,540	Nippon Shokubai Co. Ltd.	244,962
8,569	Nippon Signal Co. Ltd.	81,523
20,030	Nippon Soda Co. Ltd.	97,859
2,200	Nippon Steel & Sumikin Bussan Corp.	90,970
41,777	Nippon Suisan Kaisha Ltd.	206,334
58,225	Nippon Yakin Kogyo Co. Ltd.	98,270
16,933	Nipro Corp.	190,125
35,268	Nishimatsu Construction Co. Ltd.	177,006
24,600	Nishi-Nippon Financial Holdings, Inc.(a)	259,384
27,865	Nishi-Nippon Railroad Co. Ltd.	123,762
2,083	Nishio Rent All Co. Ltd.	59,673
7,373	Nissan Chemical Industries Ltd.	264,269
5,734	Nissan Shatai Co. Ltd.	54,551
3,406	Nissha Printing Co. Ltd.(b)	93,792
13,332	Nisshin Oillio Group Ltd. (The)	63,122
19,830	Nisshinbo Holdings, Inc.	189,713
6,509	Nissin Kogyo Co. Ltd.	108,064
1,314	Nitta Corp.	35,834
13,654	Nitto Boseki Co. Ltd.	54,943
2,970	Nitto Kogyo Corp.	40,682
12,920	NOF Corp.	135,885
6,030	Nomura Research Institute Ltd.	206,758
5,107	Noritz Corp.	87,918
55,361	North Pacific Bank Ltd.	223,755
2,059	NS Solutions Corp.	40,915
2,396	NSD Co. Ltd.	37,459
7,772	NTT Urban Development Corp.	68,624
1,803	OBIC Co. Ltd.	86,807
27,219	Ogaki Kyoritsu Bank Ltd. (The)	105,660
2,920	Oiles Corp.	52,240
6,152	Okabe Co. Ltd.	52,189
4,068	Okamoto Industries, Inc.	38,485
7,552	Okamura Corp.	75,134
24,160	Okasan Securities Group, Inc.	158,813
15,100	Oki Electric Industry Co. Ltd.	218,234
5,100	Okinawa Electric Power Co., Inc. (The)	118,241
13,439	OKUMA Corp.	140,508
19,427	Okumura Corp.	118,037
22,748	Onward Holdings Co. Ltd.	168,526
1,222	Oracle Corp. Japan	68,604
31,041	Orient Corp.(a)	57,077
4,861	OSG Corp.(b)	101,085
3,425	Otsuka Corp.	176,764
6,096	Pacific Industrial Co. Ltd.	75,703
20,947	Pacific Metals Co. Ltd.(a)(b)	66,428
7,726	Paltac Corp.	200,468
9,742	PanaHome Corp.	82,817
1,441	Paramount Bed Holdings Co. Ltd.	58,114
4,485	Park24 Co. Ltd.	124,102
35,344	Penta-Ocean Construction Co. Ltd.	173,306
2,810	Pigeon Corp.	76,381
1,260	Pilot Corp.	51,318
99,355	Pioneer Corp.(a)	218,877
2,890	Plenus Co. Ltd.	62,947
824	Pola Orbis Holdings, Inc.	78,466
15,317	Press Kogyo Co. Ltd.	69,799
27,887	Prima Meat Packers Ltd.	109,244
3,643	Raito Kogyo Co. Ltd.	38,347
5,181	Relia, Inc.	54,123
350	Relo Group, Inc.	51,548
3,300	Resorttrust, Inc.	61,031
1,415	Ricoh Leasing Co. Ltd.	43,113
2,009	Rinnai Corp.	171,320
5,491	Rohto Pharmaceutical Co. Ltd.(b)	95,358
11,323	Round One Corp.	81,773

Schedule of Investments

2,147	Royal Holdings Co. Ltd.	$36,541
25,778	Ryobi Ltd.	118,156
559	Ryohin Keikaku Co. Ltd.	105,022
4,733	Ryosan Co. Ltd.	147,571
2,123	Saizeriya Co. Ltd.	49,240
5,281	SAKATA INX Corp.	69,428
1,460	Sakata Seed Corp.	41,955
1,257	San-A Co. Ltd.	58,398
7,120	San-Ai Oil Co. Ltd.	54,898
40,063	Sanden Holdings Corp.	127,049
6,295	Sangetsu Corp.	111,892
16,881	San-in Godo Bank Ltd. (The)	141,706
30,241	Sanken Electric Co. Ltd.(a)	142,911
4,170	Sanki Engineering Co. Ltd.	35,708
5,288	Sankyo Co. Ltd.	177,324
7,548	Sankyo Tateyama, Inc.	113,312
37,931	Sankyu, Inc.	240,575
4,449	Sanrio Co. Ltd.(b)	87,656
5,188	Sanshin Electronics Co. Ltd.	56,224
23,984	Sanwa Holdings Corp.	223,915
1,500	Sanyo Chemical Industries Ltd.	65,690
8,418	Sanyo Denki Co. Ltd.	66,028
28,201	Sanyo Shokai Ltd.	42,085
19,297	Sanyo Special Steel Co. Ltd.	102,677
2,070	Sato Holdings Corp.	44,627
1,525	Sawai Pharmaceutical Co. Ltd.	80,195
2,767	SCREEN Holdings Co. Ltd.	173,775
1,815	SCSK Corp.	68,440
2,911	Seikagaku Corp.	42,977
28,120	Seiko Holdings Corp.	102,414
5,104	Seiren Co. Ltd.	63,429
16,580	Senko Co. Ltd.	106,778
40,770	Senshu Ikeda Holdings, Inc.	188,322
29,158	Seven Bank Ltd.	83,919
26,346	Shiga Bank Ltd. (The)(b)	148,609
2,812	Shima Seiki Manufacturing Ltd.	97,418
7,116	Shimachu Co. Ltd.	174,653
12,160	Shimadzu Corp.	206,204
1,932	Shimamura Co. Ltd.	253,824
14,712	Shindengen Electric Manufacturing Co. Ltd.	54,496
12,143	Shinko Electric Industries Co. Ltd.	92,657
12,050	Shinmaywa Industries Ltd.	113,248
4,213	Ship Healthcare Holdings, Inc.	112,085
1,391	SHO-BOND Holdings Co. Ltd.	59,248
6,100	Shochiku Co. Ltd.	72,880
11,105	Showa Corp.	76,647
2,440	Siix Corp.	89,082
12,648	SKY Perfect JSAT Holdings, Inc.	57,075
9,460	Skylark Co. Ltd.	128,486
5,780	Sodick Co. Ltd.	50,676
2,719	Sohgo Security Services Co. Ltd.	102,529
27,108	Sotetsu Holdings, Inc.	137,497
3,525	Square Enix Holdings Co. Ltd.	101,139
3,596	Star Micronics Co. Ltd.	54,783
2,446	Starts Corp., Inc.	42,695
2,135	Sugi Holdings Co. Ltd.	99,567
18,308	Sumco Corp.	288,017
24,070	Sumitomo Bakelite Co. Ltd.	142,827
14,933	Sumitomo Dainippon Pharma Co. Ltd.	252,564
130,718	Sumitomo Mitsui Construction Co. Ltd.	139,340
46,357	Sumitomo Osaka Cement Co. Ltd.	187,363
5,879	Sumitomo Riko Co. Ltd.	60,944
1,600	Sumitomo Seika Chemicals Co. Ltd.	66,800
16,168	Sumitomo Warehouse Co. Ltd. (The)	87,321
1,657	Sundrug Co. Ltd.	114,514

9,898	Suruga Bank Ltd.	$226,843
77,605	SWCC Showa Holdings Co. Ltd.(a)	61,353
2,371	Sysmex Corp.	142,376
6,054	Tachi-S Co. Ltd.	100,349
12,030	Tadano Ltd.	148,431
4,163	Taihei Dengyo Kaisha Ltd.	40,012
3,548	Taikisha Ltd.	87,963
1,069	Taiyo Holdings Co. Ltd.	43,349
14,602	Taiyo Nippon Sanso Corp.	173,291
14,976	Taiyo Yuden Co. Ltd.	183,716
14,963	Takara Holdings, Inc.	143,416
2,300	Takara Standard Co. Ltd.	38,859
7,065	Takasago Thermal Engineering Co. Ltd.	96,836
22,569	Takata Corp.(a)(b)	107,257
7,125	Takuma Co. Ltd.	61,962
2,542	Tamron Co. Ltd.	46,267
16,251	Tamura Corp.	62,362
1,420	Technopro Holdings, Inc.	49,131
18,411	Tekken Corp.	53,970
7,094	Temp Holdings Co. Ltd.	123,259
7,211	T-Gaia Corp.	118,502
10,184	THK Co. Ltd.	252,485
9,305	TIS, Inc.	211,351
2,700	Toa Corp.	42,955
12,597	Toagosei Co. Ltd.	135,397
35,336	Toda Corp.	194,611
5,663	Toei Co. Ltd.	50,556
6,102	Toenec Corp.	30,137
14,240	Toho Bank Ltd. (The)	53,760
5,990	Toho Co. Ltd.	173,195
28,987	Toho Zinc Co. Ltd.	126,943
38,763	Tokai Carbon Co. Ltd.	139,798
12,918	Tokai Holdings Corp.(b)	92,374
6,906	Tokai Rika Co. Ltd.	138,151
24,637	Tokai Tokyo Financial Holdings, Inc.	137,656
738	Token Corp.	52,314
162,694	Tokuyama Corp.(a)	731,274
3,447	Tokyo Broadcasting System Holdings, Inc.	59,494
3,099	Tokyo Century Corp.	105,846
8,300	Tokyo Dome Corp.	78,963
3,702	Tokyo Ohka Kogyo Co. Ltd.	132,854
3,095	Tokyo Seimitsu Co. Ltd.	101,723
7,956	Tokyo Steel Manufacturing Co. Ltd.	72,016
17,443	Tokyo Tatemono Co. Ltd.	232,109
2,234	Tokyo Ty Financial Group, Inc.	77,989
9,059	Tokyu Construction Co. Ltd.	71,458
8,503	Tomy Co. Ltd.	90,714
6,916	Topcon Corp.	106,650
5,252	Toppan Forms Co. Ltd.	54,678
3,709	Topre Corp.	94,755
1,600	Topy Industries Ltd.	44,912
16,064	Toshiba Machine Co. Ltd.	70,206
4,029	Toshiba Plant Systems & Services Corp.	60,878
34,348	Toshiba TEC Corp.(a)	188,559
1,966	Totetsu Kogyo Co. Ltd.	58,068
860	Towa Pharmaceutical Co. Ltd.	33,537
11,981	Toyo Construction Co. Ltd.	43,422
28,449	Toyo Engineering Corp.	76,066
21,897	Toyo Ink SC Holdings Co. Ltd.	107,370
14,850	Toyo Kohan Co. Ltd.	54,084
12,155	Toyo Tire & Rubber Co. Ltd.	148,138
135,248	Toyobo Co. Ltd.	219,857
10,438	Toyota Boshoku Corp.	232,265
3,112	TPR Co. Ltd.	89,151
2,440	transcosmos, Inc.	64,178
5,577	Trend Micro, Inc.(a)	217,234

Schedule of Investments

3,204	Trusco Nakayama Corp.	$73,031
7,801	TS Tech Co. Ltd.	200,058
14,323	TSI Holdings Co. Ltd.	102,802
21,623	Tsubakimoto Chain Co.	174,021
6,165	Tsumura & Co.	179,077
1,829	Tsuruha Holdings, Inc.	172,218
2,464	TV Asahi Holdings Corp.	49,488
2,402	TV TOKYO Holdings Corp.	49,374
55,868	UACJ Corp.	176,177
2,381	UKC Holdings Corp.	46,425
3,214	Ulvac, Inc.	114,342
8,348	Unipres Corp.	176,489
1,566	United Arrows Ltd.	44,375
187,263	Unitika Ltd.(a)	134,740
9,876	Ushio, Inc.	125,890
8,847	USS Co. Ltd.	155,682
6,839	Valor Holdings Co. Ltd.	178,242
7,730	VT Holdings Co. Ltd.	37,697
12,856	Wacoal Holdings Corp.	156,567
11,695	Wacom Co. Ltd.(b)	35,633
6,976	Wakita & Co. Ltd.	64,756
2,579	Warabeya Nichiyo Holdings Co. Ltd.	56,242
1,348	Welcia Holdings Co. Ltd.	74,360
3,806	XEBIO Holdings Co. Ltd.	57,069
52,152	Yahoo! Japan Corp.	219,587
3,542	Yakult Honsha Co. Ltd.	182,488
10,154	Yamanashi Chuo Bank Ltd. (The)	47,985
5,138	Yamato Kogyo Co. Ltd.	154,266
5,188	Yamazen Corp.	44,564
1,784	Yaoko Co. Ltd.	72,659
19,032	Yaskawa Electric Corp.	345,053
1,930	Yodogawa Steel Works Ltd.	55,204
3,909	Yokogawa Bridge Holdings Corp.	49,898
21,556	Yokogawa Electric Corp.	345,815
4,374	Yokohama Reito Co. Ltd.	40,059
3,381	Yorozu Corp.	47,182
6,943	Yoshinoya Holdings Co. Ltd.	100,344
2,111	Yuasa Trading Co. Ltd.	57,287
6,086	Yurtec Corp.	44,547
1,830	Zenkoku Hosho Co. Ltd.	63,479
10,174	Zensho Holdings Co. Ltd.	175,147
25,048	Zeon Corp.	289,251
4,007	ZERIA Pharmaceutical Co. Ltd.	63,215

		60,403,083

	Jersey Island - 0.1%
69,618	Centamin PLC	137,336

	Jordan - 0.1%
3,772	Hikma Pharmaceuticals PLC	86,559

	Luxembourg - 0.2%
6,059	APERAM SA	286,048
154	Eurofins Scientific SE	69,068
22,517	L’Occitane International SA	44,457

		399,573

	Macau - 0.3%
102,623	MGM China Holdings Ltd.	200,237
182,259	Wynn Macau Ltd.	334,953

		535,190

	Mexico - 0.1%
10,593	Fresnillo PLC	193,642

	Netherlands - 1.2%
6,015	Aalberts Industries NV	210,938
11,639	Arcadis NV	158,109
3,137	ASM International NV	154,591

8,354	BinckBank NV	$47,885
2,294	Brunel International NV	40,249
5,994	Corbion NV	153,490
3,594	Eurocommercial Properties NV CVA	133,339
2,484	Euronext NV(c)	109,996
1,691	Grandvision NV(c)	40,332
2,278	IMCD Group NV	102,338
4,191	Koninklijke Vopak NV	179,878
11,666	NSI NV REIT	47,492
6,488	OCI NV(a)	122,457
3,481	Refresco Group NV(c)	52,535
3,122	TKH Group NV CVA	126,692
7,617	TomTom NV(a)	69,821
1,598	Vastned Retail NV REIT	59,002
3,110	Wereldhave NV REIT(b)	136,288

		1,945,432

	New Zealand - 0.8%
46,091	Air New Zealand Ltd.	70,967
32,013	Auckland International Airport Ltd.	160,548
34,123	Chorus Ltd.	101,452
13,712	Fisher & Paykel Healthcare Corp. Ltd.	87,366
34,882	Genesis Energy Ltd.	55,243
48,072	Kiwi Property Group Ltd.	50,931
41,670	Mercury NZ Ltd.	93,796
93,803	Meridian Energy Ltd.	180,882
11,903	Ryman Healthcare Ltd.	76,015
52,910	Sky Network Television Ltd.	180,003
49,797	SKYCITY Entertainment Group Ltd.	138,012
18,975	Trade Me Group Ltd.	70,397
25,269	Z Energy Ltd.	134,878

		1,400,490

	Norway - 0.8%
62,499	AKER Solutions ASA(a)(c)	336,812
9,804	Austevoll Seafood ASA	90,858
59,793	DNO ASA(a)(b)	62,571
4,157	Entra ASA(c)	44,966
1,203	Leroy Seafood Group ASA	67,126
7,782	Nordic Semiconductor ASA(a)	32,915
84,807	Petroleum Geo-Services ASA(a)	281,908
3,139	Salmar ASA	89,007
2,632	Schibsted ASA, Class A	69,769
3,132	Schibsted ASA, Class B	78,226
8,084	Tomra Systems ASA	88,673
5,087	Veidekke ASA	75,739
5,110	XXL ASA(c)	59,002

		1,377,572

	Portugal - 0.4%
62,188	Banco BPI SA(a)	76,078
15,233	CTT-Correios de Portugal SA	84,847
24,846	Mota-Engil SGPS SA	43,204
38,467	Navigator Co. SA (The)	140,054
13,258	NOS SGPS SA	74,634
20,391	REN - Redes Energeticas Nacionais SGPS SA	56,149
3,477	Semapa-Sociedade de Investimento e Gestao SGPS SA	49,412
177,877	Sonae SGPS SA(a)	152,824

		677,202

	Russia - 0.3%
92,578	Evraz PLC(a)	259,733
13,276	Polymetal International PLC	154,081

		413,814

	Singapore - 1.5%
97,342	Ascendas Hospitality Trust REIT	50,785
37,135	Ascott Residence Trust REIT	29,918

Schedule of Investments

10,550	BW LPG Ltd.(c)	$53,854
67,132	Cache Logistics Trust REIT	38,598
161,649	CapitaLand Commercial Trust Ltd. REIT	174,982
36,450	CDL Hospitality Trusts REIT	36,610
385,298	COSCO Corp. Singapore Ltd.(a)	76,578
141,746	Ezion Holdings Ltd.(a)	41,252
1,165,297	Ezra Holdings Ltd.(a)	39,704
27,049	First Resources Ltd.	37,056
34,269	Frasers Centrepoint Trust REIT	48,650
141,271	Keppel REIT	101,280
30,797	M1 Ltd.	43,940
75,981	Mapletree Commercial Trust REIT	82,518
127,920	Mapletree Greater China Commercial Trust REIT(c)	86,715
83,352	Mapletree Industrial Trust REIT	97,327
126,271	Mapletree Logistics Trust REIT	94,112
47,985	SATS Ltd.	179,842
141,384	Sembcorp Marine Ltd.	149,533
32,799	Singapore Exchange Ltd.	172,749
97,418	Singapore Post Ltd.	101,304
50,529	StarHub Ltd.	106,524
185,833	Suntec Real Estate Investment Trust REIT	228,202
23,180	United Engineers Ltd.	46,564
43,712	UOL Group Ltd.	197,647
19,953	Venture Corp. Ltd.	144,322
31,362	Wing Tai Holdings Ltd.	38,624
57,978	Yanlord Land Group Ltd.	57,204

		2,556,394

	South Africa - 0.1%
46,754	Petra Diamonds Ltd.(a)	88,938

	South Korea - 6.0%
424	Amorepacific Corp.(a)	115,660
135	Amorepacific Corp. (Preference Shares)(a)	20,852
797	AMOREPACIFIC Group(a)	92,930
34,178	Asiana Airlines, Inc.(a)	123,230
806	BGF Retail Co. Ltd.(a)	63,601
543	Celltrion, Inc.(a)	46,819
4,311	Cheil Worldwide, Inc.	68,814
1,196	CJ E&M Corp.(a)	90,053
3,545	CJ Hellovision Co. Ltd.(a)	28,004
438	CJ Korea Express Corp.(a)	61,435
454	CJ O Shopping Co. Ltd.(a)	62,820
1,889	Coway Co. Ltd.(a)	142,232
2,247	Daesang Corp.(a)	48,726
25,339	Daewoo Engineering & Construction Co. Ltd.(a)	112,947
4,945	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	154,529
6,982	Daishin Securities Co. Ltd.(a)	67,591
3,136	Daishin Securities Co. Ltd. (Preference Shares)(a)	20,266
2,127	Daou Technology, Inc.(a)	32,488
22,127	DGB Financial Group, Inc.(a)	187,930
10,518	Dongkuk Steel Mill Co. Ltd.	110,420
555	Fila Korea Ltd.(a)	32,858
1,327	Green Cross Holdings Corp.(a)	24,380
273	GS Home Shopping, Inc.	42,473
1,088	GS Retail Co. Ltd.	48,684
1,009	Halla Holdings Corp.(a)	52,443
555	Hanil Cement Co. Ltd.(a)	35,580
21,988	Hanjin Heavy Industries & Construction Co. Ltd.(a)	56,668
2,809	Hanjin Kal Corp.(a)	36,862
1,767	Hanjin Transportation Co. Ltd.(a)	43,259
11,050	Hanon Systems	86,434

10,250	Hanwha Chemical Corp.(a)	$230,208
9,144	Hanwha General Insurance Co. Ltd.(a)	54,529
22,151	Hanwha Life Insurance Co. Ltd.(a)	122,754
3,820	Hanwha Techwin Co. Ltd.(a)	137,074
2,704	Hite Jinro Co. Ltd.(a)	48,398
1,554	Hotel Shilla Co. Ltd.	57,969
2,478	Huchems Fine Chemical Corp.(a)	44,353
2,753	Hyundai Corp.(a)	51,644
1,351	Hyundai Department Store Co. Ltd.(a)	111,837
5,228	Hyundai Development Co.-Engineering & Construction(a)	196,595
3,004	Hyundai Greenfood Co. Ltd.(a)	42,652
444	Hyundai Home Shopping Network Corp.(a)	41,454
1,704	Hyundai Mipo Dockyard Co. Ltd.(a)	84,166
4,750	Hyundai Rotem Co. Ltd.(a)	77,457
2,116	Hyundai Wia Corp.	117,626
3,454	iMarketKorea, Inc.(a)	31,060
4,525	Interpark Holdings Corp.(a)	18,418
12,566	JB Financial Group Co. Ltd.(a)	60,554
908	Kakao Corp.(a)	60,710
4,909	Kangwon Land, Inc.(a)	138,133
599	KCC Corp.	179,118
826	KEPCO Plant Service & Engineering Co. Ltd.(a)	38,880
725	Kiwoom Securities Co. Ltd.(a)	45,293
850	Kolon Corp.(a)	40,668
3,460	Kolon Industries, Inc.(a)	221,218
1,097	Korea Aerospace Industries Ltd.(a)	58,527
3,954	Korea Investment Holdings Co. Ltd.(a)	158,214
205	Korea Petrochemical Industries Co. Ltd.(a)	47,629
8,049	Korean Reinsurance Co.	75,150
6,991	Kumho Industrial Co. Ltd.(a)	56,609
3,401	Kumho Petrochemical Co. Ltd.	240,859
15,438	Kumho Tire Co., Inc.(a)	108,402
2,815	LF Corp.(a)	51,838
723	LG Hausys Ltd.	60,660
191	LG Household & Health Care Ltd.	144,470
48	LG Household & Health Care Ltd. (Preference Shares)	21,850
2,112	LG Innotek Co. Ltd.	180,104
7,663	LG International Corp.	212,989
49	Lotte Chilsung Beverage Co. Ltd.(a)	61,097
323	Lotte Confectionery Co. Ltd.(a)	56,701
2,207	Lotte Fine Chemical Co. Ltd.(a)	58,114
1,264	Lotte Himart Co. Ltd.(a)	45,628
5,914	LS Corp.(a)	318,575
2,232	LS Industrial Systems Co. Ltd.	80,956
4,705	Meritz Financial Group, Inc.(a)	44,333
6,594	Meritz Fire & Marine Insurance Co. Ltd.(a)	85,397
16,524	Meritz Securities Co. Ltd.(a)	51,331
23,614	Mirae Asset Daewoo Co. Ltd.(a)	179,020
13,772	Mirae Asset Life Insurance Co. Ltd.(a)	70,158
395	Naver Corp.	257,646
459	NCSOFT Corp.(a)	120,072
3,279	Nexen Tire Corp.	37,104
13,882	NH Investment & Securities Co. Ltd.(a)	136,777
1,409	NHN Entertainment Corp.(a)	64,260
213	Nongshim Co. Ltd.	58,286
131	Orion Corp.(a)	73,160
19,059	Pan Ocean Co. Ltd.(a)	63,142
3,132	Paradise Co. Ltd.(a)	36,115
3,702	Partron Co. Ltd.	35,360
4,250	Poongsan Corp.(a)	159,087
12,403	POSCO Daewoo Corp.	271,626
739	S-1 Corp.	53,481
1,166	Samsung C&T Corp.	126,423

Schedule of Investments

4,825	Samsung Card Co. Ltd.	$162,550
20,323	Samsung Engineering Co. Ltd.(a)	220,351
887	Samsung SDS Co. Ltd.	96,172
5,489	Samsung Securities Co., Ltd.(a)	153,036
556	Samyang Holdings Corp.(a)	49,041
2,289	Seah Besteel Corp.(a)	48,947
1,112	Sebang Global Battery Co. Ltd.(a)	33,156
3,493	Seoul Semiconductor Co. Ltd.	45,688
773	Shinsegae, Inc.	117,071
3,090	SK Chemicals Co. Ltd.(a)	157,943
618	SK Gas Co. Ltd.(a)	57,434
569	SK Holdings Co. Ltd.(a)	106,005
3,166	SKC Co. Ltd.(a)	84,592
4,013	Ssangyong Cement Industrial Co. Ltd.(a)	49,036
5,757	Ssangyong Motor Co.(a)	37,601
11,650	Sungwoo Hitech Co. Ltd.(a)	74,185
25,466	Tongyang, Inc.(a)	62,016
5,095	Tongyang Life Insurance Co. Ltd.(a)	46,474
47	Young Poong Corp.(a)	44,084
1,392	Youngone Corp.(a)	31,982
12,717	Yuanta Securities Korea Co. Ltd.(a)	36,988
238	Yuhan Corp.(a)	38,605

		10,077,863

	Spain - 2.0%
19,268	Acerinox SA	264,347
3,124	Almirall SA	50,304
11,122	Applus Services SA	126,987
5,147	Bolsas y Mercados Espanoles SHMSF SA	162,393
3,310	Cellnex Telecom SA(c)	47,075
1,741	Cia de Distribucion Integral Logista Holdings SA	42,108
3,697	CIE Automotive SA	68,740
2,660	Construcciones y Auxiliar de Ferrocarriles SA	108,087
8,295	Ebro Foods SA	171,220
16,753	EDP Renovaveis SA	107,598
15,193	Ence Energia y Celulosa SA	40,473
4,547	Euskaltel SA(c)	41,921
14,599	Faes Farma SA	54,194
12,234	Gamesa Corp. Tecnologica SA	256,890
4,572	Grupo Catalana Occidente SA	148,970
17,892	Indra Sistemas SA(a)	196,936
12,493	Inmobiliaria Colonial SA	91,754
80,554	Liberbank SA(a)	89,231
10,610	Mediaset Espana Comunicacion SA	129,683
7,162	Melia Hotels International SA	91,951
8,520	MERLIN Properties SOCIMI SA REIT	95,344
20,229	NH Hotel Group SA(a)	89,413
14,279	Promotora de Informaciones SA, Class A(a)	80,999
22,138	Prosegur Compania de Seguridad SA	139,241
111,347	Sacyr SA(a)	288,799
4,524	Tecnicas Reunidas SA	179,430
2,220	Viscofan SA	112,796
4,707	Zardoya Otis SA	39,677

		3,316,561

	Sweden - 2.5%
1,295	AAK AB	85,997
2,643	AF AB, Class B	52,790
999	Avanza Bank Holding AB	45,770
8,346	Axfood AB	137,292
5,295	Betsson AB, Class B	45,611
4,956	Bilia AB, Class A	119,058
8,927	BillerudKorsnas AB	148,790
14,917	Castellum AB	205,626
8,138	Com Hem Holding AB	85,229
19,328	Elekta AB, Class B(b)	174,782

7,475	Fabege AB	$127,496
2,949	Fastighets AB Balder, Class B(a)	60,420
203	Fastighets AB Balder (Preference Shares)	7,315
5,577	Haldex AB	75,920
5,661	Hemfosa Fastigheter AB	52,358
632	Hemfosa Fastigheter AB (Preference Shares)	11,062
7,791	Hexpol AB, Class B	75,489
6,501	Holmen AB, Class B	237,756
5,397	Hufvudstaden AB, Class A	86,065
4,858	ICA Gruppen AB	158,773
4,101	Indutrade AB	83,178
1,747	Intrum Justitia AB	58,876
1,135	Investment AB Latour, Class B	43,522
4,694	JM AB	141,761
23,985	Klovern AB, Class B	25,284
854	Klovern AB (Preference Shares)	26,729
13,542	Kungsleden AB	87,294
2,199	L E Lundbergforetagen AB, Class B	141,626
6,275	Lindab International AB	54,555
3,816	Loomis AB, Class B	111,622
6,693	Lundin Petroleum AB(a)	144,401
5,328	Modern Times Group Mortgage AB, Class B	164,443
8,591	Nibe Industrier AB, Class B	70,907
4,196	Nobia AB	37,776
2,093	Pandox AB, Class B	33,496
20,329	Peab AB, Class B	166,625
32,486	Ratos AB, Class B	175,221
137	Ratos AB (Preference Shares)	29,056
3,222	Saab AB, Class B	131,658
32,329	SAS AB(a)(b)	52,331
1,520	SAS AB (Preference Shares)	93,896
2,395	Sweco AB, Class B	52,905
2,788	Thule Group AB(c)	45,257
8,365	Wallenstam AB, Class B	65,740
3,990	Wihlborgs Fastigheter AB	76,225

		4,107,983

	Switzerland - 3.1%
661	Allreal Holding AG	100,631
4,936	Arbonia AG(a)	85,302
2,459	Ascom Holding AG	41,249
488	Autoneum Holding AG	127,614
208	Banque Cantonale Vaudoise	142,307
110	Barry Callebaut AG	136,023
21	Belimo Holding AG	67,730
571	Bucher Industries AG	155,251
186	Burckhardt Compression Holding AG(b)	55,002
1,869	Cembra Money Bank AG	141,226
311	Daetwyler Holding AG-BR	47,441
2,611	DKSH Holding AG	193,059
126	dormakaba Holding AG	97,827
6,085	EFG International AG	36,944
148	Emmi AG	92,856
238	EMS-CHEMIE HOLDING AG	123,029
758	Flughafen Zuerich AG	149,126
68	Forbo Holding AG	93,874
149	Galenica AG	163,408
15,512	GAM Holding AG	158,013
2,364	Implenia AG	177,072
27,063	IWG PLC	85,018
2,915	Kudelski SA-BR	53,478
7,082	Logitech International SA	202,784
32,493	Meyer Burger Technology AG(a)	26,018
528	Mobimo Holding AG	138,609
14,987	OC Oerlikon Corp. AG	170,134

Schedule of Investments

1,071	Panalpina Welttransport Holding AG	$132,437
496	Partners Group Holding AG	250,740
2,345	PSP Swiss Property AG	211,183
401	Rieter Holding AG	76,331
66,899	Schmolz + Bickenbach AG(a)	44,753
67	Schweiter Technologies AG	75,788
1,064	SFS Group AG	93,771
1,804	Sonova Holding AG	238,437
92	St. Galler Kantonalbank AG	37,300
195	Straumann Holding AG	78,664
1,350	Sulzer AG	152,843
2,715	Sunrise Communications Group AG(c)	183,963
287	Tecan Group AG	45,031
1,454	Valiant Holding AG	154,891
486	Valora Holding AG	163,051
953	Vontobel Holding AG	53,465
2,467	Wizz Air Holdings PLC(a)(c)	55,277
986	Zehnder Group AG(a)	32,980

		5,141,930

	United Kingdom - 8.6%
42,168	AA PLC	129,393
16,932	Acacia Mining PLC	91,706
37,927	Ashmore Group PLC	147,920
56,296	Assura PLC REIT	36,830
4,322	Aveva Group PLC	103,693
73,852	BBA Aviation PLC	259,693
41,930	Beazley PLC	213,963
5,693	Bellway PLC	177,913
12,675	Berendsen PLC	132,754
6,721	Big Yellow Group PLC REIT	58,175
15,828	Bodycote PLC	132,622
8,813	Bovis Homes Group PLC	91,528
15,446	Brewin Dolphin Holdings PLC	60,844
15,176	Britvic PLC	119,426
9,634	BTG PLC(a)	64,784
56,526	Cairn Energy PLC(a)	161,290
30,390	Capital & Counties Properties PLC	103,996
10,678	Card Factory PLC	33,545
9,465	Cineworld Group PLC	73,055
12,011	Close Brothers Group PLC	219,110
4,267	Computacenter PLC	42,571
11,363	Countrywide PLC	25,053
10,834	Crest Nicholson Holdings PLC	68,969
20,572	Daily Mail & General Trust PLC NV, Class A	179,360
14,655	Dairy Crest Group PLC	109,795
7,400	De La Rue PLC	54,882
193,027	Debenhams PLC	127,616
2,562	Dechra Pharmaceuticals PLC	46,931
5,128	Derwent London PLC REIT	159,159
2,254	Dialog Semiconductor PLC(a)	104,622
1,121	Dignity PLC	34,483
5,592	Diploma PLC	71,408
9,372	Domino’s Pizza Group PLC	42,718
3,853	Dunelm Group PLC	32,963
38,082	Electrocomponents PLC	232,272
33,848	Elementis PLC	114,083
29,312	Enterprise Inns PLC(a)	48,863
10,983	Essentra PLC	56,570
13,090	esure Group PLC	33,135
31,619	Fenner PLC	125,207
1,211	Fidessa Group PLC	35,042
171,877	FirstGroup PLC(a)	224,672
7,035	Galliford Try PLC	119,396
69,835	Genel Energy PLC(a)	58,646
2,518	Genus PLC	54,393

4,120	Go-Ahead Group PLC	$116,263
13,090	Gocompare.Com Group PLC(a)	14,039
16,994	Grafton Group PLC	124,860
24,944	Grainger PLC	74,815
16,820	Great Portland Estates PLC REIT	131,094
5,978	Greggs PLC	73,103
24,814	Halfords Group PLC	113,011
11,704	Halma PLC	136,204
54,357	Hansteen Holdings PLC REIT	75,225
4,067	Hargreaves Lansdown PLC	69,229
63,120	Henderson Group PLC	173,117
9,511	HomeServe PLC	71,496
17,108	Howden Joinery Group PLC	81,230
30,028	Hunting PLC	209,858
20,594	IG Group Holdings PLC	138,097
65,397	Indivior PLC	243,126
29,480	International Personal Finance PLC	64,720
11,257	Interserve PLC	45,851
6,393	J D Wetherspoon PLC	75,363
25,095	Jupiter Fund Management PLC	126,762
82,866	KAZ Minerals PLC(a)	490,305
41,504	KCOM Group PLC	46,734
4,816	Keller Group PLC	49,260
5,720	Kennedy Wilson Europe Real Estate PLC	68,221
8,253	Kier Group PLC	143,287
127,457	Ladbrokes Coral Group PLC	191,462
20,716	Laird PLC	43,199
34,053	LondonMetric Property PLC REIT	63,235
66,981	Lonmin PLC(a)	107,232
25,941	Lookers PLC	40,632
67,488	Marston’s PLC	111,822
21,827	Merlin Entertainments PLC(c)	131,014
5,233	Micro Focus International PLC	141,219
28,424	Mitchells & Butlers PLC	95,337
44,327	Mitie Group PLC	111,926
19,213	Moneysupermarket.com Group PLC	79,646
21,312	Morgan Advanced Materials PLC	80,760
16,238	N Brown Group PLC	44,658
32,526	National Express Group PLC	138,436
9,934	Northgate PLC	63,552
11,757	Ocado Group PLC(a)	36,890
72,958	Ophir Energy PLC(a)	85,822
4,071	Oxford Instruments PLC	36,185
20,025	Pagegroup PLC	108,685
27,995	Paragon Group of Cos. PLC (The)	142,220
19,025	Pets at Home Group PLC	47,871
9,929	Playtech PLC	103,556
8,060	Polypipe Group PLC	34,274
135,861	Premier Oil PLC(a)	143,579
24,271	PZ Cussons PLC	92,980
38,873	QinetiQ Group PLC	128,965
68,290	Redefine International PLC REIT	33,507
8,398	Redrow PLC	46,964
1,848	Renishaw PLC	66,262
96,173	Rentokil Initial PLC	276,474
11,406	Restaurant Group PLC (The)	42,045
936	Rightmove PLC	47,339
57,233	Rotork PLC	183,900
12,935	RPC Group PLC	174,290
11,478	Safestore Holdings PLC REIT	53,444
8,786	Savills PLC	85,721
6,003	Schroders PLC	221,587
32,969	Senior PLC	82,086
196,455	Serco Group PLC(a)	355,911
13,154	Shaftesbury PLC REIT	145,052
71,146	SIG PLC	92,015

Schedule of Investments

22,390	Soco International PLC	$43,310
8,560	Spectris PLC	260,295
4,503	Spirax-Sarco Engineering PLC	243,888
18,315	Spire Healthcare Group PLC(c)	72,030
21,022	Sports Direct International PLC(a)	75,112
25,055	SSP Group PLC	123,218
13,124	St. Modwen Properties PLC	52,622
49,305	Stagecoach Group PLC	129,768
12,112	SVG Capital PLC(a)	108,267
18,430	Synthomer PLC	104,526
50,192	TalkTalk Telecom Group PLC	98,824
4,332	Telecom Plus PLC	66,273
20,595	TP ICAP PLC	120,406
21,805	Tritax Big Box REIT PLC REIT	37,967
26,136	UBM PLC	231,652
4,079	Ultra Electronics Holdings PLC	94,784
8,909	Unite Group PLC (The) REIT	65,737
11,194	Vesuvius PLC	66,501
5,216	Victrex PLC	124,683
15,900	Virgin Money Holdings UK PLC	62,312
4,990	WH Smith PLC	102,330
6,516	Workspace Group PLC REIT	61,893
8,488	WS Atkins PLC	156,017

		14,384,488

	United States - 0.6%
21,474	Alacer Gold Corp.(a)	39,530
38,652	Nexteer Automotive Group Ltd.	48,120
1,529,947	REC Silicon ASA(a)(b)	238,945
56,021	Samsonite International SA	176,885
44,630	Sims Metal Management Ltd.	379,127
3,683	Tahoe Resources, Inc.	33,532

		916,139

	Total Common Stocks and Other Equity Interests (Cost $147,096,893)	166,932,621

	Rights - 0.0%
	Austria - 0.0%
24,553	IMMOFINANZ AG, expiring 12/31/49(a)	0

	South Korea - 0.0%
739	Samsung Securities Co. Ltd., expiring 03/08/17(a)	3,879

	Total Rights (Cost $0)	3,879

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $147,096,893) - 99.9%	166,936,500

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.5%
4,221,501	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $4,221,501)	4,221,501

	Total Investments (Cost $151,318,394)(f) - 102.4%	171,158,001
	Other assets less liabilities - (2.4)%	(3,972,829)

	Net Assets-100.0%	$167,185,172

Investment Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $1,763,348, which represented 1.05% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $154,063,335. The net unrealized appreciation was $17,094,666, which consisted of aggregate gross unrealized appreciation of $30,881,453 and aggregate gross unrealized depreciation of $13,786,787.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.6%
	Brazil - 30.0%
103,400	AES Tiete Energia SA	$477,972
783,950	Ambev SA	4,286,808
336,322	Banco Bradesco SA	3,436,516
1,419,776	Banco Bradesco SA (Preference Shares)	14,759,947
816,858	Banco do Brasil SA	8,079,115
220,100	Banco Santander Brasil SA	2,190,889
60,800	BB Seguridade Participacoes SA	539,487
495,185	BM&FBOVESPA SA	2,910,862
212,970	BR Malls Participacoes SA(a)	993,266
83,309	Braskem SA (Preference Shares), Class A	861,840
167,000	BRF SA	2,360,495
231,900	CCR SA	1,143,483
174,810	Centrais Eletricas Brasileiras SA(a)	1,157,638
144,200	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	1,132,805
123,479	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,274,515
158,592	Cia de Saneamento Basico do Estado de Sao Paulo	1,580,651
482,082	Cia Siderurgica Nacional SA(a)	1,770,191
121,752	Cielo SA	1,025,357
82,880	Companhia Energetica de Minas Gerais - CEMIG	255,850
740,323	Companhia Energetica de Minas Gerais (Preference Shares) - CEMIG	2,151,219
17,900	Copel - Companhia Paranaense de Energia	129,351
92,408	Copel - Companhia Paranaense de Energia (Preference Shares), Class B	944,513
55,300	Cosan SA Industria e Comercio	707,985
170,268	CPFL Energia SA	1,371,151
167,800	Cyrela Brazil Realty SA Empreendimentos e Participacoes	690,842
145,441	EDP - Energias do Brasil SA	649,651
142,767	Embraer SA	816,992
71,554	Engie Brasil Energia SA	814,393
42,700	Equatorial Energia SA	788,717
57,655	Fibria Celulose SA	538,342
1,039,017	Gerdau SA (Preference Shares)	4,029,950
1,744,317	Itau Unibanco Holding SA (Preference Shares)	20,651,533
1,007,218	Itausa - Investimentos Itau SA (Preference Shares)	2,971,589
330,182	JBS SA	1,249,159
76,400	Klabin SA	394,454
222,200	Kroton Educacional SA	954,370
27,810	Lojas Americanas SA	116,264
90,420	Lojas Americanas SA (Preference Shares)	480,925
109,700	Lojas Renner SA	832,833
72,900	Natura Cosmeticos SA	585,666
6,296,062	Petroleo Brasileiro SA(a)	32,406,569
7,493,647	Petroleo Brasileiro SA (Preference Shares)(a)	35,783,299
59,600	Porto Seguro SA	497,954

112,500	Sul America SA	$664,889
156,643	Telefonica Brasil SA (Preference Shares)	2,324,160
463,966	Tim Participacoes SA	1,320,160
112,096	Ultrapar Participacoes SA	2,357,778
2,038,523	Vale SA	20,855,417
3,128,927	Vale SA (Preference Shares)	30,389,521

		219,707,333

	Chile - 0.7%
5,674,976	Banco de Chile	679,694
16,872,741	Banco Santander Chile	916,931
168,743	Cencosud SA	492,305
5,731,605	Enel Americas SA	1,029,892
5,731,674	Enel Chile SA	553,943
628,873	Enel Generacion Chile SA	405,569
62,272	Latam Airlines Group SA(a)	574,720
66,744	S.A.C.I. Falabella	543,181

		5,196,235

	China - 21.3%
9,272,570	Agricultural Bank of China Ltd., H-Shares	3,895,762
291,313	Anhui Conch Cement Co. Ltd., H-Shares	944,219
27,520,783	Bank of China Ltd., H-Shares	12,555,636
2,907,818	Bank of Communications Co. Ltd., H-Shares	2,154,814
118,459	Beijing Enterprises Holdings Ltd.	592,345
1,444,029	Belle International Holdings Ltd.	885,845
2,124,014	China Cinda Asset Management Co. Ltd., H-Shares	739,087
2,082,874	China CITIC Bank Corp. Ltd., H-Shares	1,377,067
1,158,952	China Communications Construction Co. Ltd., H-Shares	1,405,496
27,697,748	China Construction Bank Corp., H-Shares	20,703,659
981,800	China Everbright Bank Co. Ltd., H-Shares	474,492
1,490,970	China Evergrande Group	1,043,382
1,084,070	China Life Insurance Co. Ltd., H-Shares	3,010,782
871,707	China Longyuan Power Group Corp., H-Shares	717,870
1,200,823	China Merchants Bank Co. Ltd., H-Shares	3,033,261
246,527	China Merchants Port Holdings Co. Ltd.	662,438
1,499,067	China Minsheng Banking Corp. Ltd., H-Shares	1,657,612
1,125,456	China Mobile Ltd.	12,742,215
1,788,150	China National Building Material Co. Ltd., H-Shares	1,050,857
475,436	China Oilfield Services Ltd., H-Shares	515,916
509,355	China Overseas Land & Investment Ltd.	1,506,530
415,350	China Pacific Insurance (Group) Co. Ltd., H-Shares	1,488,105
11,292,486	China Petroleum & Chemical Corp. (Sinopec), H-Shares	9,037,656
826,706	China Power International Development Ltd.	299,386
682,553	China Railway Construction Corp. Ltd., H-Shares	951,784
1,135,702	China Railway Group Ltd., H-Shares	1,002,604
572,545	China Resources Beer Holdings Co. Ltd.(a)	1,165,846
439,054	China Resources Land Ltd.	1,094,332
631,620	China Resources Power Holdings Co. Ltd.	1,092,403
1,453,480	China Shenhua Energy Co. Ltd., H-Shares	3,098,270
305,953	China Taiping Insurance Holdings Co. Ltd.(a)	675,046
5,443,264	China Telecom Corp. Ltd., H-Shares	2,588,573
2,165,789	China Unicom (Hong Kong) Ltd.	2,573,485
1,023,742	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	626,699
1,454,346	CITIC Ltd.	2,162,959
284,663	CITIC Securities Co. Ltd., H-Shares	583,315

Schedule of Investments

7,013,199	CNOOC Ltd.	$8,893,770
479,678	Cosco Shipping Ports Ltd.	478,482
1,888,807	Country Garden Holdings Co. Ltd.	1,085,668
674,810	Dongfeng Motor Group Co. Ltd., H-Shares	719,220
97,265	ENN Energy Holdings Ltd.	481,352
344,803	Fosun International Ltd.	526,135
3,621,148	GCL-Poly Energy Holdings Ltd.(a)	471,349
937,027	Geely Automobile Holdings Ltd.	1,114,624
4,547,744	GOME Electrical Appliances Holding Ltd.	568,516
555,785	Great Wall Motor Co. Ltd., H-Shares	561,562
457,760	Greentown China Holdings Ltd.(a)	378,156
320,839	Guangdong Investment Ltd.	399,015
452,419	Guangzhou R&F Properties Co. Ltd., H-Shares	581,897
317,284	Haitong Securities Co. Ltd., H-Shares	572,468
78,697	Hengan International Group Co. Ltd.	646,566
1,400,726	Huaneng Power International, Inc., H-Shares	913,436
25,131,956	Industrial & Commercial Bank of China Ltd., H-Shares	15,482,064
654,100	Inner Mongolia Yitai Coal Co. Ltd., Class B	659,333
567,331	Jiangxi Copper Co. Ltd., H-Shares	984,138
904,033	Kunlun Energy Co. Ltd.	724,685
2,088,128	Lenovo Group Ltd.	1,375,158
363,117	Longfor Properties Co. Ltd.	525,066
122,464	New China Life Insurance Co. Ltd., H-Shares	595,010
1,889,424	People’s Insurance Co. Group of China Ltd. (The), H-Shares	740,249
7,035,664	PetroChina Co. Ltd., H-Shares	5,639,883
613,702	PICC Property & Casualty Co. Ltd., H-Shares	934,867
713,931	Ping An Insurance (Group) Co. of China Ltd., H-Shares	3,689,566
15,772	Qinqin Foodstuffs Group Cayman Co. Ltd.(a)	5,000
176,219	Shanghai Industrial Holdings Ltd.	475,786
545,426	Shimao Property Holdings Ltd.	733,856
1,039,972	Sino-Ocean Group Holding Ltd.	450,335
212,492	Sinopharm Group Co. Ltd., H-Shares	974,916
932,444	SOHO China Ltd.	473,471
622,272	Sunac China Holdings Ltd.	554,959
96,132	Tencent Holdings Ltd.	2,532,349

		156,052,655

	Hong Kong - 0.2%
444,194	Digital China Holdings Ltd.	389,275
232,598	Haier Electronics Group Co. Ltd.	410,678
708,530	Skyworth Digital Holdings Ltd.	470,262

		1,270,215

	India - 6.8%
21,358	Axis Bank Ltd. GDR(b)	736,851
16,032	GAIL India Ltd. GDR(b)	662,923
14,610	HDFC Bank Ltd. ADR	1,007,067
325,324	ICICI Bank Ltd. ADR	2,521,261
169,656	Infosys Ltd. ADR	2,336,163
9,104	iShares MSCI India ETF	258,189
63,575	Larsen & Toubro Ltd. GDR(b)	1,363,684
47,898	Mahindra & Mahindra Ltd. GDR(b)	886,113
357,567	PowerShares India Portfolio(c)	7,337,275
427,769	Reliance Industries Ltd. GDR(b)	13,260,839
21,162	Reliance Infrastructure Ltd. GDR(b)	480,377
183,199	State Bank of India GDR(b)	7,108,121
81,555	Tata Motors Ltd. ADR	3,177,383
771,612	Tata Steel Ltd. GDR(b)	5,285,542
183,891	Vedanta Ltd. ADR	2,721,587

88,720	Wipro Ltd. ADR	$818,886

		49,962,261

	Indonesia - 1.5%
3,946,199	PT Astra International Tbk	2,349,544
1,000,413	PT Bank Central Asia Tbk	1,146,326
1,574,284	PT Bank Mandiri Persero Tbk	1,285,130
1,549,350	PT Bank Negara Indonesia (Persero) Tbk	661,396
1,608,205	PT Bank Rakyat Indonesia (Persero) Tbk	1,412,185
716,039	PT Indofood Sukses Makmur Tbk	424,985
2,319,476	PT Perusahaan Gas Negara Persero Tbk	500,288
636,102	PT Semen Indonesia (Persero) Tbk	429,943
8,285,605	PT Telekomunikasi Indonesia Persero Tbk	2,401,445
425,154	PT United Tractors Tbk	695,721

		11,306,963

	Malaysia - 1.9%
332,100	AMMB Holdings Bhd	343,384
851,800	Axiata Group Bhd	909,587
1,037,700	CIMB Group Holdings Bhd	1,164,323
613,100	DiGi.com Bhd	686,528
329,000	Genting Bhd	609,053
490,900	IJM Corp. Bhd	366,831
417,400	IOI Corp. Bhd	415,562
71,800	Kuala Lumpur Kepong Bhd	390,649
855,500	Malayan Banking Bhd	1,587,585
375,600	Maxis Bhd	521,490
246,000	MISC Bhd	407,640
455,500	Petronas Chemicals Group Bhd	733,201
91,400	Petronas Gas Bhd	430,846
489,000	Public Bank Bhd	2,218,964
838,300	SapuraKencana Petroleum Bhd(a)	325,517
387,600	Sime Darby Bhd	779,663
231,000	Telekom Malaysia Bhd	310,294
700,900	Tenaga Nasional Bhd	2,120,343

		14,321,460

	Mexico - 3.1%
560,820	Alfa SAB de CV, Class A	730,985
8,317,319	America Movil SAB de CV, Series L	5,264,240
6,169,399	Cemex SAB de CV, Series CPO(a)(d)	5,723,427
68,967	Coca-Cola Femsa SAB de CV, Series L	429,832
323,297	Fibra Uno Administracion SA de CV REIT	464,372
209,142	Fomento Economico Mexicano SAB de CV	1,580,194
160,853	Grupo Bimbo SAB de CV, Series A	358,187
294,795	Grupo Financiero Banorte SAB de CV, Class O	1,419,253
327,830	Grupo Financiero Inbursa SAB de CV, Class O	488,095
492,710	Grupo Financiero Santander Mexico SAB de CV, Series B	705,813
799,021	Grupo Mexico SAB de CV, Series B	2,406,983
275,817	Grupo Televisa SAB, Series CPO(e)	1,235,685
228,998	Mexichem SAB de CV	545,119
759,474	Wal-Mart de Mexico SAB de CV	1,349,883

		22,702,068

	Poland - 1.5%
32,283	Bank Pekao SA	1,091,699
4,770	Bank Zachodni WBK SA	410,714
78,199	KGHM Polska Miedz SA	2,421,609
238,080	Orange Polska SA	321,328
235,684	PGE Polska Grupa Energetyczna SA	643,256
106,336	Polski Koncern Naftowy Orlen SA	2,157,550
455,754	Polskie Gornictwo Naftowe i Gazownictwo SA	625,366
255,710	Powszechna Kasa Oszczednosci Bank Polski SA(a)	1,960,166

Schedule of Investments

180,071	Powszechny Zaklad Ubezpieczen SA	$1,584,229

		11,215,917

	Russia - 10.4%
3,306,042	Gazprom PJSC ADR	16,348,378
346,002	LUKOIL PJSC ADR	19,414,172
34,720	Magnit PJSC GDR(b)	1,270,752
48,184	MegaFon PJSC GDR(b)	522,796
170,358	MMC Norilsk Nickel PJSC ADR	2,754,689
365,681	Mobile TeleSystems PJSC ADR	3,828,680
13,831	Novatek PJSC GDR(b)	1,751,004
695,345	Rosneft Oil Co. PJSC GDR(b)	4,592,754
389,340	RusHydro PJSC ADR	659,931
1,303,153	Sberbank of Russia PJSC ADR	15,194,764
53,535	Severstal PJSC GDR(b)	848,530
71,912	Sistema PJSC FC GDR(b)	688,198
544,459	Surgutneftegas OJSC ADR	2,915,578
71,195	Tatneft PJSC ADR	2,890,517
1,183,685	VTB Bank PJSC GDR(b)	2,686,965

		76,367,708

	South Africa - 7.2%
379,526	African Phoenix Investments Ltd.(a)	0
128,237	AngloGold Ashanti Ltd.(a)	1,616,186
24,075	Aspen Pharmacare Holdings Ltd.	550,082
131,241	Barclays Africa Group Ltd.	1,546,171
130,353	Barloworld Ltd.	1,065,645
81,927	Bid Corp. Ltd.	1,411,539
81,847	Bidvest Group Ltd. (The)	962,734
651,614	FirstRand Ltd.	2,426,634
55,629	Foschini Group Ltd. (The)	663,504
393,414	Gold Fields Ltd.	1,347,472
532,238	Growthpoint Properties Ltd. REIT	1,038,417
157,505	Harmony Gold Mining Co. Ltd.	395,048
360,248	Impala Platinum Holdings Ltd.(a)	1,428,164
111,989	Imperial Holdings Ltd.	1,385,822
67,459	Investec Ltd.	474,215
195,787	Life Healthcare Group Holdings Ltd.	488,015
339,257	MMI Holdings Ltd.	621,636
19,903	Mondi Ltd.	437,143
38,165	Mr Price Group Ltd.	460,528
742,611	MTN Group Ltd.	6,912,122
358,274	Nampak Ltd.(a)	497,012
12,021	Naspers Ltd., Class N	1,906,452
77,298	Nedbank Group Ltd.	1,331,556
288,030	Netcare Ltd.	690,161
790,773	Redefine Properties Ltd. REIT	653,502
59,130	Remgro Ltd.	988,761
458,544	Sanlam Ltd.	2,210,740
223,790	Sappi Ltd.	1,437,203
190,242	Sasol Ltd.	5,638,248
107,429	Shoprite Holdings Ltd.	1,426,542
154,429	Sibanye Gold Ltd.	346,892
48,115	SPAR Group Ltd. (The)	679,963
444,579	Standard Bank Group Ltd.	4,746,573
219,659	Steinhoff International Holdings NV	1,055,928
132,451	Telkom SA SOC Ltd.	723,469
34,235	Tiger Brands Ltd.	1,030,123
92,344	Truworths International Ltd.	554,886
86,344	Vodacom Group Ltd.	967,207
137,390	Woolworths Holdings Ltd.	755,747

		52,872,042

	Taiwan - 10.9%
1,333,811	Advanced Semiconductor Engineering, Inc.	1,459,507
133,738	Asustek Computer, Inc.	1,164,757
6,244,000	AU Optronics Corp.	2,569,629
97,000	Catcher Technology Co. Ltd.	789,096

2,038,440	Cathay Financial Holding Co. Ltd.	$3,088,940
346,894	Cheng Shin Rubber Industry Co. Ltd.	688,343
2,495,081	China Development Financial Holding Corp.	635,193
966,896	China Life Insurance Co. Ltd.	943,885
1,764,360	China Steel Corp.	1,424,051
801,000	Chunghwa Telecom Co. Ltd.	2,606,457
1,076,054	Compal Electronics, Inc.	647,088
3,643,838	CTBC Financial Holding Co. Ltd.	2,069,174
343,506	Delta Electronics, Inc.	1,906,784
1,161,057	E.Sun Financial Holding Co. Ltd.	683,389
520,562	Far Eastern New Century Corp.	431,781
309,000	Far EasTone Telecommunications Co. Ltd.	733,414
1,570,810	First Financial Holding Co. Ltd.	874,454
394,920	Formosa Chemicals & Fibre Corp.	1,219,558
315,000	Formosa Petrochemical Corp.	1,070,232
539,280	Formosa Plastics Corp.	1,551,811
274,102	Foxconn Technology Co. Ltd.	768,633
2,004,928	Fubon Financial Holding Co. Ltd.	3,236,437
375,900	Highwealth Construction Corp.	559,425
2,880,330	Hon Hai Precision Industry Co. Ltd.	7,691,049
725,233	HTC Corp.(a)	1,834,715
4,306,490	Innolux Corp.	1,813,490
1,394,000	Inventec Corp.	1,045,077
5,000	Largan Precision Co. Ltd.	709,819
394,313	Lite-On Technology Corp.	593,746
346,091	MediaTek, Inc.	2,357,252
1,828,080	Mega Financial Holding Co. Ltd.	1,358,842
535,940	Nan Ya Plastics Corp.	1,256,670
111,000	Novatek Microelectronics Corp.	391,294
747,106	Pegatron Corp.	1,789,946
648,740	Pou Chen Corp.	818,531
195,200	Powertech Technology, Inc.	532,432
77,000	President Chain Store Corp.	573,582
550,000	Quanta Computer, Inc.	1,115,932
203,000	Radiant Opto-Electronics Corp.	366,548
200,000	Ruentex Industries Ltd.	368,787
2,567,908	Shin Kong Financial Holding Co. Ltd.(a)	657,829
420,000	Siliconware Precision Industries Co. Ltd.	639,125
1,739,481	SinoPac Financial Holdings Co. Ltd.	511,645
2,023,337	Taishin Financial Holding Co. Ltd.	761,672
540,089	Taiwan Cement Corp.	609,939
261,400	Taiwan Mobile Co. Ltd.	871,444
2,572,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,220,634
268,000	TPK Holding Co. Ltd.(a)	498,450
728,941	Uni-President Enterprises Corp.	1,244,125
3,239,000	United Microelectronics Corp.	1,172,802
1,840,018	Wistron Corp.	1,564,362
2,128,671	Yuanta Financial Holding Co. Ltd.	842,070

		80,333,847

	Thailand - 2.5%
270,040	Advanced Info Service PCL NVDR	1,219,436
78,977	Bangkok Bank PCL NVDR	391,408
53,626	Bangkok Bank PCL (Foreign Shares)	276,431
963,049	Banpu PCL NVDR	530,621
1,135,803	Charoen Pokphand Foods PCL NVDR	919,352
453,141	CP ALL PCL NVDR	778,615
4,300,952	IRPC PCL NVDR	635,187
212,936	Kasikornbank PCL NVDR	1,139,973
1,010,683	Krung Thai Bank PCL NVDR	545,384
651,583	PTT Exploration & Production PCL NVDR	1,813,551
652,286	PTT Global Chemical PCL NVDR	1,255,109
457,258	PTT PCL NVDR	5,246,584
50,331	Siam Cement PCL (The) NVDR	723,303

Schedule of Investments

324,523	Siam Commercial Bank PCL (The) NVDR	$1,391,735
324,967	Thai Oil PCL NVDR	662,209
524,744	Total Access Communication PCL NVDR	584,953

		18,113,851

	Turkey - 1.6%
592,912	Akbank TAS	1,319,205
25,877	BIM Birlesik Magazalar AS	369,099
605,598	Eregli Demir ve Celik Fabrikalari TAS	931,973
337,703	Haci Omer Sabanci Holding AS	892,705
242,440	KOC Holding AS	975,450
50,382	Tupras Turkiye Petrol Rafinerileri AS	1,093,622
201,490	Turk Hava Yollari AO(a)	295,669
259,470	Turk Telekomunikasyon AS	386,935
251,004	Turkcell Iletisim Hizmetleri AS(a)	753,939
658,461	Turkiye Garanti Bankasi AS	1,451,096
295,592	Turkiye Halk Bankasi AS	879,256
699,358	Turkiye Is Bankasi AS, Class C	1,104,050
470,964	Turkiye Vakiflar Bankasi TAO, Class D	612,508
320,541	Yapi ve Kredi Bankasi AS(a)	325,181

		11,390,688

	Total Investments (Cost $656,240,992)(f) - 99.6%	730,813,243
	Other assets less liabilities - 0.4%	2,665,261

	Net Assets - 100.0%	$733,478,504

Investment Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $42,145,449, which represented 5.75% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
PowerShares India Portfolio	$7,130,798	$664,167	$(389,634)	$(5,163)	$(62,893)	$7,337,275	$3,220

(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(e)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $710,982,007. The net unrealized appreciation was $19,831,236, which consisted of aggregate gross unrealized appreciation of $110,690,594 and aggregate gross unrealized depreciation of $90,859,358.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 3.9%
58,063	Costa Group Holdings Ltd.	$144,577
48,255	GrainCorp Ltd., Class A	348,378
59,320	Nufarm Ltd.	403,944

		896,899

	Canada - 7.6%
94,111	Potash Corp. of Saskatchewan, Inc.	1,747,595

	China - 2.4%
636,164	China Agri-Industries Holdings Ltd.(a)	295,153
688,514	China Modern Dairy Holdings Ltd.(a)	170,368
505,935	Sinofert Holdings Ltd.	84,764

		550,285

	Germany - 4.7%
42,218	K+S AG(b)	1,069,450

	Hong Kong - 1.0%
1,875,913	C.P. Pokphand Co. Ltd.	220,003

	Indonesia - 6.1%
1,986,215	Golden Agri-Resources Ltd.	599,192
111,095	PT Astra Agro Lestari Tbk	131,251
2,083,978	PT Charoen Pokphand Indonesia Tbk	483,829
3,095,991	PT Eagle High Plantations Tbk(a)	80,689
807,936	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	93,788

		1,388,749

	Ireland - 0.7%
22,488	Origin Enterprises PLC	154,371

	Israel - 3.9%
147,054	Israel Chemicals Ltd.	675,347
1,178	Israel Corp. Ltd. (The)(a)	221,403

		896,750

	Japan - 2.4%
7,854	Hokuto Corp.	142,534
17,516	Kumiai Chemical Industry Co. Ltd.(b)	102,848
10,185	Sakata Seed Corp.	292,680

		538,062

	Malaysia - 7.1%
347,700	Felda Global Ventures Holdings Bhd	145,218
80,200	Genting Plantations Bhd	197,354
709,190	IOI Corp. Bhd	706,068
89,374	Kuala Lumpur Kepong Bhd	486,266
14,400	United Plantations Bhd	89,401

		1,624,307

	Netherlands - 1.7%
20,221	OCI NV(a)	381,660

	Norway - 4.3%
23,172	Yara International ASA	978,954

	Russia - 4.2%
62,356	PhosAgro PJSC GDR(c)	$957,165

	Singapore - 5.0%
137,347	First Resources Ltd.	188,160
348,843	Wilmar International Ltd.	960,754

		1,148,914

	Taiwan - 1.2%
215,099	Taiwan Fertilizer Co. Ltd.	279,287

	Turkey - 0.5%
96,473	Gubre Fabrikalari TAS	124,189

	United Kingdom - 1.0%
1,010,430	Sirius Minerals PLC(a)	231,998

	United States - 42.3%
39,667	Archer-Daniels-Midland Co.	1,755,661
25,114	Bunge Ltd.	1,738,140
31,379	Darling Ingredients, Inc.(a)	376,548
15,278	FMC Corp.	919,124
6,883	Fresh Del Monte Produce, Inc.	394,052
13,510	Ingredion, Inc.	1,731,847
60,380	Mosaic Co. (The)	1,894,121
9,394	Scotts Miracle-Gro Co. (The)	863,966

		9,673,459

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,369,771) - 100.0%	22,862,097

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.3%
755,771	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $755,771)	755,771

	Total Investments (Cost $27,125,542)(f) - 103.3%	23,617,868
	Other assets less liabilities - (3.3)%	(764,915)

	Net Assets - 100.0%	$22,852,953

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented 4.19% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $27,833,728. The net unrealized depreciation was $4,215,860, which consisted of aggregate gross unrealized appreciation of $2,193,314 and aggregate gross unrealized depreciation of $6,409,174.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Austria - 0.9%
28,549	Verbund AG	$459,708

	Brazil - 1.2%
101,700	Sao Martinho SA	661,521

	Canada - 6.3%
148,354	Ballard Power Systems, Inc.(a)(b)	275,372
68,621	Boralex, Inc., Class A	1,044,250
56,080	Canadian Solar, Inc.(a)(b)	656,697
43,899	Innergex Renewable Energy, Inc.	464,327
84,940	TransAlta Renewables, Inc.	964,228

		3,404,874

	China - 13.8%
147,119	BYD Co. Ltd., H-Shares	819,082
546,317	China Everbright International Ltd.	666,056
1,199,176	China Longyuan Power Group Corp., H-Shares	987,548
486,033	China Power New Energy Development Co. Ltd.	276,862
419,433	China Singyes Solar Technologies Holdings Ltd.	204,869
1,765,314	China Titans Energy Technology Group Co. Ltd.(b)	282,110
5,647,109	GCL-Poly Energy Holdings Ltd.(b)	735,059
2,938,901	Huaneng Renewables Corp. Ltd., H-Shares	920,377
40,401	JA Solar Holdings Co. Ltd. ADR(b)	184,228
53,059	Kandi Technologies Group, Inc.(a)(b)	225,501
3,160,354	Shunfeng International Clean Energy Ltd.(b)	201,612
496,441	Wasion Group Holdings Ltd.	275,113
556,905	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	935,908
2,170,904	Xinyi Solar Holdings Ltd.	752,606

		7,466,931

	Denmark - 4.8%
23,747	DONG Energy A/S(b)(c)	899,596
17,046	Novozymes A/S, Class B	664,571
14,420	Vestas Wind Systems A/S	1,009,136

		2,573,303

	Finland - 1.7%
113,707	Caverion Corp.	913,022

	France - 0.3%
10,648	Albioma SA	181,815

	Germany - 6.2%
29,786	Capital Stage AG	195,392
43,087	Nordex SE(a)(b)	906,604
18,376	Osram Licht AG	1,065,035
20,135	Senvion SA(b)	264,165
26,166	SMA Solar Technology AG(a)	671,734
21,816	VERBIO Vereinigte BioEnergie AG	247,436

		3,350,366

	Guernsey - 1.7%
665,125	Renewables Infrastructure Group Ltd. (The)	$925,494

	Hong Kong - 4.7%
1,201,501	Canvest Environmental Protection Group Co. Ltd.(c)	605,446
767,243	China High Speed Transmission Equipment Group Co. Ltd.	958,145
17,725,403	FDG Electric Vehicles Ltd.(b)	788,116
2,189,676	United Photovoltaics Group Ltd.(b)	200,361

		2,552,068

	Ireland - 1.9%
36,106	Kingspan Group PLC	1,051,973

	Japan - 4.9%
181,639	GS Yuasa Corp.	755,115
279,565	Meidensha Corp.	956,096
7,797	Odelic Co. Ltd.	309,595
20,467	Takuma Co. Ltd.	177,990
32,200	Tanaka Chemical Corp.(b)	245,701
27,445	West Holdings Corp.	198,691

		2,643,188

	Netherlands - 1.8%
38,786	Philips Lighting NV(b)(c)	998,859

	New Zealand - 1.9%
141,332	Contact Energy Ltd.	494,290
224,781	Mercury NZ Ltd.	505,965

		1,000,255

	Philippines - 0.9%
4,561,315	Energy Development Corp.	500,448

	Spain - 5.4%
35,716	Atlantica Yield PLC	764,322
143,988	EDP Renovaveis SA	924,778
44,906	Gamesa Corp. Tecnologica SA	942,937
30,203	Saeta Yield SA	269,283

		2,901,320

	Sweden - 1.9%
124,179	Nibe Industrier AB, Class B	1,024,928

	Switzerland - 0.5%
306,909	Meyer Burger Technology AG(b)	245,751

	Taiwan - 5.3%
227,000	Advanced Lithium Electrochemistry Cayman Co. Ltd.(b)	219,787
1,314,131	Epistar Corp.(b)	985,200
193,000	Everlight Electronics Co. Ltd.	301,081
62,000	Gigasolar Materials Corp.	690,295
232,000	Motech Industries, Inc.(b)	220,928
434,241	Neo Solar Power Corp.(b)	220,958
191,000	Sino-American Silicon Products, Inc.	242,513

		2,880,762

	Thailand - 2.7%
731,967	Energy Absolute PCL NVDR	592,476
328,451	SPCG PCL NVDR	197,761
16,256,000	Superblock PCL NVDR(b)	669,446

		1,459,683

	Turkey - 0.2%
547,409	Akenerji Elektrik Uretim AS(b)	124,696

	United Kingdom - 4.7%
27,187	Dialight PLC(b)	301,850

Schedule of Investments

129,223	Drax Group PLC	$602,180
131,096	GCP Infrastructure Investments Ltd.	204,186
608,815	Greencoat UK Wind PLC	930,630
22,947	Ricardo PLC	275,993
111,889	Utilitywise PLC	244,232

		2,559,071

	United States - 26.5%
4,071	Acuity Brands, Inc.	843,633
44,796	Ameresco, Inc., Class A(b)	232,939
34,828	Cree, Inc.(b)	960,556
44,432	EnerNOC, Inc.(b)	253,262
21,197	First Solar, Inc.(a)(b)	661,134
20,207	Green Plains, Inc.	454,658
48,945	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	894,715
14,920	Itron, Inc.(b)	920,564
28,287	LSI Industries, Inc.	269,292
42,223	Maxwell Technologies, Inc.(a)(b)	200,982
56,344	NRG Yield, Inc., Class C	955,031
8,585	Ormat Technologies, Inc.	461,015
46,342	Pattern Energy Group, Inc.	914,791
206,499	Plug Power, Inc.(a)(b)	218,889
1,407,298	REC Silicon ASA(b)	219,790
16,766	Renewable Energy Group, Inc.(b)	145,864
20,607	Silver Spring Networks, Inc.(b)	263,357
15,617	SolarEdge Technologies, Inc.(a)(b)	202,240
101,091	SunPower Corp.(a)(b)	671,244
37,774	Sunrun, Inc.(a)(b)	199,824
68,904	TerraForm Power, Inc., Class A(b)	817,891
4,482	Tesla, Inc.(a)(b)	1,129,150
16,221	TPI Composites, Inc.(a)(b)	314,850
16,503	Universal Display Corp.(b)	1,089,198
32,530	Veeco Instruments, Inc.(b)	837,648
70,557	Vivint Solar, Inc.(a)(b)	215,199

		14,347,716

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $50,209,600) - 100.2%	54,227,752

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 11.3%
6,120,752	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $6,120,752)	6,120,752

	Total Investments (Cost $56,330,352)(f) - 111.5%	60,348,504
	Other assets less liabilities - (11.5)%	(6,243,677)

	Net Assets - 100.0%	$54,104,827

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2017.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $2,503,901, which represented 4.63% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $57,810,447. The net unrealized appreciation was $2,538,057, which consisted of aggregate gross unrealized appreciation of $8,979,166 and aggregate gross unrealized depreciation of $6,441,109.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Australia - 12.2%
346,257	Evolution Mining Ltd.	$559,894
140,579	Newcrest Mining Ltd.	2,297,693
123,797	Northern Star Resources Ltd.	358,065
125,958	OceanaGold Corp.	436,687
40,320	Orocobre Ltd.(a)	129,170
103,274	Regis Resources Ltd.	249,313
154,734	Saracen Mineral Holdings Ltd.(a)	124,514
80,990	St. Barbara Ltd.(a)	142,642

		4,297,978

	Canada - 52.3%
29,798	Agnico Eagle Mines Ltd.	1,418,648
55,050	Alamos Gold, Inc., Class A	412,110
167,466	B2Gold Corp.(a)	507,375
163,251	Barrick Gold Corp.	3,002,691
43,823	Centerra Gold, Inc.	216,132
35,985	Detour Gold Corp.(a)	487,160
147,718	Eldorado Gold Corp.(a)	521,191
33,878	First Majestic Silver Corp.(a)	324,034
30,061	Fortuna Silver Mines, Inc.(a)	186,764
32,334	Franco-Nevada Corp.	2,099,137
166,510	Goldcorp, Inc.	2,687,149
35,212	Guyana Goldfields, Inc.(a)	174,473
86,397	IAMGOLD Corp.(a)	398,934
243,815	Kinross Gold Corp.(a)	948,143
35,998	Kirkland Lake Gold Ltd.(a)	257,612
14,632	MAG Silver Corp.(a)	207,626
105,784	New Gold, Inc.(a)	281,550
44,199	NovaGold Resources, Inc.(a)	233,920
21,981	Osisko Gold Royalties Ltd.	240,758
29,498	Pan American Silver Corp.	573,783
37,953	Premier Gold Mines Ltd.(a)	85,294
29,812	Sandstorm Gold Ltd.(a)	131,253
8,514	Seabridge Gold, Inc.(a)	83,458
66,961	SEMAFO, Inc.(a)	249,098
24,611	Silver Standard Resources, Inc.(a)	259,560
67,295	Silver Wheaton Corp.	1,485,006
16,416	Torex Gold Resources, Inc.(a)	347,522
195,320	Yamana Gold, Inc.	644,200

		18,464,581

	China - 1.5%
157,385	Zhaojin Mining Industry Co. Ltd., H-Shares	138,941
1,186,310	Zijin Mining Group Co. Ltd., H-Shares	400,566

		539,507

	Japan - 0.4%
7,421	Asahi Holdings, Inc.	147,728

	Jersey Island - 5.3%
237,496	Centamin PLC	468,509
16,422	Randgold Resources Ltd.	1,395,618

		1,864,127

	Mexico - 2.0%
37,974	Fresnillo PLC	694,172

	Monaco - 0.7%
12,699	Endeavour Mining Corp.(a)	$242,145

	Peru - 0.3%
31,402	Hochschild Mining PLC	97,384

	Russia - 1.3%
41,380	Polymetal International PLC	480,255

	South Africa - 8.2%
12,783	Anglo American Platinum Ltd.(a)	333,107
70,678	AngloGold Ashanti Ltd.(a)	890,763
125,301	Gold Fields Ltd.	429,165
58,011	Harmony Gold Mining Co. Ltd.	145,501
113,582	Impala Platinum Holdings Ltd.(a)	450,284
96,666	Northam Platinum Ltd.(a)	366,800
119,967	Sibanye Gold Ltd.	269,481

		2,885,101

	Turkey - 0.1%
9,473	Koza Altin Isletmeleri AS(a)	44,513

	United Kingdom - 0.6%
26,207	Acacia Mining PLC	141,941
41,509	Lonmin PLC(a)	66,453

		208,394

	United States - 15.1%
60,460	Alacer Gold Corp.(a)	111,297
30,193	Coeur Mining, Inc.(a)	351,749
70,894	Hecla Mining Co.	456,557
75,417	Newmont Mining Corp.	2,736,129
11,445	Royal Gold, Inc.	825,986
19,218	Stillwater Mining Co.(a)	326,706
59,633	Tahoe Resources, Inc.	542,929

		5,351,353

	Total Investments (Cost $37,664,458)(b) - 100.0%	35,317,238
	Other assets less liabilities - 0.0%	13,884

	Net Assets - 100.0%	$35,331,122

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $40,235,608. The net unrealized depreciation was $4,918,370, which consisted of aggregate gross unrealized appreciation of $2,905,869 and aggregate gross unrealized depreciation of $7,824,239.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio (PIO)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Brazil - 2.7%
490,941	Cia de Saneamento Basico do Estado de Sao Paulo	$4,893,099

	Canada - 1.0%
29,037	Pure Technologies Ltd.	100,446
64,087	Stantec, Inc.	1,714,558

		1,815,004

	Cayman Islands - 0.0%
5,319	Consolidated Water Co. Ltd.	54,786

	China - 4.0%
6,225,953	Beijing Enterprises Water Group Ltd.	4,340,880
263,769	China Everbright Water Ltd.	80,509
2,980,896	CT Environmental Group Ltd.	649,244
1,877,410	Guangdong Investment Ltd.	2,334,861

		7,405,494

	Finland - 0.3%
28,074	Uponor Oyj	508,188

	France - 11.1%
431,002	Suez	6,534,949
819,525	Veolia Environnement SA	13,944,730

		20,479,679

	Hong Kong - 0.3%
851,322	China Water Affairs Group Ltd.	580,396

	Italy - 0.8%
614,423	Hera SpA	1,432,927

	Japan - 5.9%
127,124	Kurita Water Industries Ltd.	3,026,359
31,590	METAWATER Co. Ltd.	781,507
10,664	Torishima Pump Manufacturing Co. Ltd.	105,906
171,368	TOTO Ltd.	6,933,877

		10,847,649

	Netherlands - 2.1%
73,587	Aalberts Industries NV	2,580,602
98,848	Arcadis NV	1,342,791

		3,923,393

	Singapore - 0.1%
594,393	SIIC Environment Holdings Ltd.(a)	246,820

	South Korea - 2.3%
55,953	Coway Co. Ltd.(a)	4,212,966

	Spain - 2.0%
46,497	Acciona SA	3,601,871

	Switzerland - 16.0%
35,076	Geberit AG	14,988,893
234,459	Wolseley PLC	14,474,325

		29,463,218

	United Kingdom - 15.0%
262,614	Halma PLC	3,056,152

375,139	Pennon Group PLC	$3,742,664
108,851	Pentair PLC	6,381,934
249,682	Severn Trent PLC	7,130,639
642,428	United Utilities Group PLC	7,411,552

		27,722,941

	United States - 36.3%
98,569	A.O. Smith Corp.	4,805,239
86,944	American Water Works Co., Inc.	6,385,167
71,042	Aqua America, Inc.	2,160,387
181,331	Danaher Corp.	15,217,298
60,717	Ecolab, Inc.	7,293,933
180,614	HD Supply Holdings, Inc.(a)	7,639,972
25,441	IDEX Corp.	2,293,761
44,417	Roper Technologies, Inc.	8,521,401
52,667	Waters Corp.(a)	7,460,281
106,461	Xylem, Inc.	5,249,592

		67,027,031

	Total Investments (Cost $154,652,645)(b) - 99.9%	184,215,462
	Other assets less liabilities - 0.1%	182,662

	Net Assets - 100.0%	$184,398,124

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $162,070,244. The net unrealized appreciation was $22,145,218, which consisted of aggregate gross unrealized appreciation of $31,835,352 and aggregate gross unrealized depreciation of $9,690,134.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International BuyBack Achievers™ Portfolio (IPKW)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 0.7%
650,117	Asaleo Care Ltd.	$745,240

	Brazil - 4.5%
321,000	BRF SA	4,537,239

	Canada - 17.5%
332,493	Aimia, Inc.	2,175,390
75,711	Avigilon Corp.(a)(b)	837,394
33,314	Canadian Pacific Railway Ltd.	5,028,977
200,560	Celestica, Inc.(b)	2,779,765
32,434	Dollarama, Inc.	2,451,675
90,352	Great Canadian Gaming Corp.(b)	1,762,340
113,474	Maple Leaf Foods, Inc.	2,596,303

		17,631,844

	China - 4.9%
3,817,203	China Evergrande Group	2,671,282
6,125,170	China Huishan Dairy Holdings Co. Ltd.	2,289,237

		4,960,519

	Denmark - 2.4%
93,551	Topdanmark A/S(b)	2,463,228

	France - 5.0%
80,769	JCDecaux SA	2,582,825
84,080	SFR Group SA(b)	2,440,641

		5,023,466

	Germany - 2.3%
83,064	RHOEN-KLINIKUM AG	2,272,459

	Hong Kong - 1.2%
3,801,055	SSY Group Ltd.	1,224,669

	Ireland - 2.5%
580,913	C&C Group PLC	2,481,665

	Japan - 29.8%
9,522	Ci:z Holdings Co. Ltd.	275,320
61,005	Credit Saison Co. Ltd.	1,117,409
50,250	DMG Mori Co. Ltd.	690,979
21,745	Duskin Co. Ltd.	476,333
33,894	EDION Corp.	326,069
7,138	Elecom Co. Ltd.	121,551
5,799	Enplas Corp.	172,051
10,819	Fujicco Co. Ltd.	240,550
125,092	FUJIFILM Holdings Corp.	4,861,448
30,423	Fujitec Co. Ltd.	359,158
13,154	Geo Holdings Corp.	152,485
20,302	Heiwado Co. Ltd.	469,611
113,012	Hoya Corp.	4,941,107
10,192	Ines Corp.	104,387
187,309	Isuzu Motors Ltd.	2,532,394
25,041	J Trust Co. Ltd.	271,152

80,412	Marui Group Co. Ltd.	$1,154,304
5,131	Melco Holdings, Inc.	147,902
11,831	Ryosan Co. Ltd.	368,881
23,000	Sankyo Co. Ltd.	771,264
134,830	Suzuki Motor Corp.	5,232,709
5,980	Tamron Co. Ltd.	108,843
50,209	Tokyo Electron Ltd.	5,222,717

		30,118,624

	Russia - 4.7%
84,828	LUKOIL PJSC ADR	4,759,699

	South Africa - 3.0%
803,415	Northam Platinum Ltd.(b)	3,048,567

	South Korea - 4.8%
154,121	Cheil Worldwide, Inc.	2,460,154
440,098	Hanwha Life Insurance Co. Ltd.(b)	2,438,887

		4,899,041

	Spain - 2.4%
202,322	Mediaset Espana Comunicacion SA	2,472,925

	Sweden - 2.6%
248,746	Com Hem Holding AB	2,605,095

	Switzerland - 10.6%
21,934	Actelion Ltd.	5,713,600
32,591	Cembra Money Bank AG	2,462,659
1,841	Forbo Holding AG	2,541,498

		10,717,757

	United Kingdom - 1.2%
130,565	SVG Capital PLC(b)	1,167,095

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $92,026,712) - 100.1%	101,129,132

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.7%
691,805	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $691,805)	691,805

	Total Investments (Cost $92,718,517)(e) - 100.8%	101,820,937
	Other assets less liabilities - (0.8)%	(792,342)

	Net Assets - 100.0%	$101,028,595

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2017.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $93,429,970. The net unrealized appreciation was $8,390,967, which consisted of aggregate gross unrealized appreciation of $10,367,630 and aggregate gross unrealized depreciation of $1,976,663.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 103.6%
	Consumer Discretionary - 18.7%
200	ABC-Mart, Inc.	$11,654
400	Aoyama Trading Co. Ltd.	14,142
864	Autobacs Seven Co. Ltd.	13,431
300	Daiichikosho Co. Ltd.	11,952
100	Hikari Tsushin, Inc.	9,176
420	McDonald’s Holdings Co. Japan Ltd.	11,077
200	Nifco, Inc.	10,127
908	Nikon Corp.	14,720
1,972	Onward Holdings Co. Ltd.	14,609
300	Oriental Land Co. Ltd.	16,488
200	Rinnai Corp.	17,055
467	Sankyo Co. Ltd.	15,660
773	Sekisui Chemical Co. Ltd.	12,662
463	Shimachu Co. Ltd.	11,364
1,811	Shochiku Co. Ltd.	21,637
479	Toho Co. Ltd.	13,850
1,002	Wacoal Holdings Corp.	12,203
2,358	Yamada Denki Co. Ltd.	13,028

		244,835

	Consumer Staples - 20.6%
405	Asahi Group Holdings Ltd.	14,282
231	Familymart UNY Holdings Co. Ltd.	14,692
680	House Foods Group, Inc.	14,636
386	Ito EN Ltd.	12,858
400	Japan Tobacco, Inc.	12,934
647	Kagome Co. Ltd.	16,702
300	Kao Corp.	14,878
715	Kirin Holdings Co. Ltd.	11,737
264	Kobayashi Pharmaceutical Co. Ltd.	11,796
258	Lawson, Inc.	18,884
422	Maruha Nichiro Corp.	11,696
497	NH Foods Ltd.	13,576
900	Nisshin Seifun Group, Inc.	13,727
248	Nissin Foods Holdings Co. Ltd.	13,130
500	Sapporo Holdings Ltd.	13,049
287	Seven & i Holdings Co. Ltd.	11,495
239	Sugi Holdings Co. Ltd.	11,146
286	Suntory Beverage & Food Ltd.	12,182
1,300	Takara Holdings, Inc.	12,460
421	Toyo Suisan Kaisha Ltd.	15,071

		270,931

	Energy - 1.0%
2,800	JX Holdings, Inc.	13,247

	Financials - 3.0%
3,604	Aozora Bank Ltd.	13,190
1,321	Matsui Securities Co. Ltd.	11,371
1,368	Yamaguchi Financial Group, Inc.	14,983

		39,544

	Health Care - 6.7%
925	Astellas Pharma, Inc.	12,436
672	Mitsubishi Tanabe Pharma Corp.	13,485

288	Sawai Pharmaceutical Co. Ltd.	$15,145
200	Taisho Pharmaceutical Holdings Co. Ltd.	16,913
370	Takeda Pharmaceutical Co. Ltd.	15,526
400	Terumo Corp.	14,817

		88,322

	Industrials - 33.7%
478	Aica Kogyo Co. Ltd.	12,513
5,311	ANA Holdings, Inc.	15,828
643	COMSYS Holdings Corp.	11,858
1,393	Dai Nippon Printing Co. Ltd.	14,218
134	East Japan Railway Co.	12,177
400	Hankyu Hanshin Holdings, Inc.	13,609
200	Hoshizaki Corp.	16,362
2,208	Iwatani Corp.	12,357
400	Japan Airlines Co. Ltd.	12,799
1,251	Kamigumi Co. Ltd.	12,202
2,000	Keihan Holdings Co. Ltd.	13,378
1,537	Keikyu Corp.	18,090
1,411	Keio Corp.	11,631
4,084	Kintetsu Group Holdings Co. Ltd.	15,745
627	Kurita Water Industries Ltd.	14,927
200	Makita Corp.	13,946
800	Miura Co. Ltd.	12,735
3,144	Nagoya Railroad Co. Ltd.	15,528
2,293	Nankai Electric Railway Co. Ltd.	11,386
732	Nippo Corp.	13,869
2,857	Nishimatsu Construction Co. Ltd.	14,339
3,000	Nishi-Nippon Railroad Co. Ltd.	13,324
600	Odakyu Electric Railway Co. Ltd.	11,923
464	Park24 Co. Ltd.	12,839
401	Recruit Holdings Co. Ltd.	17,614
191	Secom Co. Ltd.	13,855
1,000	Shimizu Corp.	9,229
3,038	Sotetsu Holdings, Inc.	15,409
1,876	Taisei Corp.	13,365
3,715	Tobu Railway Co., Ltd.	18,909
1,504	Tokyu Corp.	11,102
1,531	Toppan Printing Co. Ltd.	15,082

		442,148

	Information Technology - 6.1%
443	Azbil Corp.	13,399
483	Canon, Inc.	14,352
303	FUJIFILM Holdings Corp.	11,775
374	Nomura Research Institute Ltd.	12,824
252	NTT Data Corp.	12,760
259	Oracle Corp. Japan	14,540

		79,650

	Materials - 5.9%
795	ADEKA Corp.	11,624
799	Kuraray Co. Ltd.	12,719
449	Maruichi Steel Tube Ltd.	15,116
700	Nippon Paper Industries Co. Ltd.	12,865
3,161	Sumitomo Osaka Cement Co. Ltd.	12,776
1,448	Toray Industries, Inc.	12,574

		77,674

	Real Estate - 1.1%
99	Daito Trust Construction Co. Ltd.	13,886

	Telecommunication Services - 1.0%
300	Nippon Telegraph & Telephone Corp.	13,268

	Utilities - 5.8%
1,052	Chugoku Electric Power Co., Inc. (The)	11,868
1,101	Hokuriku Electric Power Co.	11,120
3,746	Osaka Gas Co. Ltd.	14,065

Schedule of Investments(a)

1,957	Toho Gas Co. Ltd.	$14,655
1,000	Tohoku Electric Power Co., Inc.	12,223
2,865	Tokyo Gas Co. Ltd.	12,720

		76,651

	Total Investments (Cost $1,277,854)(b) - 103.6%	1,360,156
	Other assets less liabilities - (3.6)%	(47,416)

	Net Assets - 100.0%	$1,312,740

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,297,376. The net unrealized appreciation was $62,780, which consisted of aggregate gross unrealized appreciation of $110,167 and aggregate gross unrealized depreciation of $47,387.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Quality Portfolio (IDHQ)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 4.7%
4,255	Aristocrat Leisure Ltd.	$49,357
1,387	Caltex Australia Ltd.	30,114
2,299	CIMIC Group Ltd.	59,863
401	Cochlear Ltd.	38,104
3,765	Crown Resorts Ltd.	32,584
2,811	CSL Ltd.	239,645
2,831	LendLease Group	30,282
15,214	Medibank Private Ltd.	31,184
2,009	Orica Ltd.	28,596
11,304	Qantas Airways Ltd.	29,263
2,276	Seek Ltd.	24,950
79,033	Telstra Corp. Ltd.	299,989
11,700	Westfield Corp. REIT	78,073

		972,004

	Belgium - 0.6%
1,818	bpost SA	43,950
732	Colruyt SA	35,820
1,704	Proximus SADP	48,920

		128,690

	Canada - 1.8%
1,421	CGI Group, Inc., Class A(a)	68,197
1,418	CI Financial Corp.	29,584
147	Constellation Software, Inc.	66,268
1,185	Gildan Activewear, Inc.	30,939
1,805	Magna International, Inc.	77,932
1,260	Metro, Inc.	38,203
1,742	Open Text Corp.	59,512

		370,635

	Denmark - 4.6%
1,353	Coloplast A/S, Class B	96,887
1,002	H. Lundbeck A/S(a)	42,982
13,689	Novo Nordisk A/S, Class B	492,118
1,482	Novozymes A/S, Class B	57,779
640	Pandora A/S	83,838
1,820	Tryg A/S	34,777
2,091	Vestas Wind Systems A/S	146,332

		954,713

	Finland - 1.5%
929	Elisa Oyj	31,354
3,126	Kone Oyj, Class B	141,550
718	Metso Oyj	22,083
1,494	Neste Oyj	52,086
614	Nokian Renkaat Oyj	23,038
825	Orion Oyj, Class B	38,445

		308,556

	France - 5.6%
4,836	Airbus Group SE	328,000
49	Dassault Aviation SA	56,521
630	Hermes International	274,005
4,807	Peugeot SA(a)	89,353
2,669	Safran SA	180,851
1,207	Thales SA	113,196

6,700	Vivendi SA	$122,657

		1,164,583

	Germany - 2.0%
1,061	Covestro AG(b)	79,679
6,438	Deutsche Post AG	215,371
563	Hannover Rueck SE	61,847
1,847	METRO AG	63,095

		419,992

	Hong Kong - 5.6%
59,600	AIA Group Ltd.	370,995
15,600	Bank of East Asia Ltd. (The)	66,848
57,000	Chow Tai Fook Jewellery Group Ltd.	48,630
13,625	CLP Holdings Ltd.	133,189
7,250	Hong Kong Exchanges & Clearing Ltd.	176,313
13,192	Power Assets Holdings Ltd.	126,746
42,829	Sands China Ltd.	190,428
28,275	SJM Holdings Ltd.	22,593
2,098	VTech Holdings Ltd.	26,092

		1,161,834

	Ireland - 1.5%
6,792	Experian PLC	130,653
491	Paddy Power Betfair PLC	51,364
1,507	Ryanair Holdings PLC ADR(a)	126,076

		308,093

	Israel - 1.0%
7,302	Bank Hapoalim BM	44,099
8,658	Bank Leumi Le-Israel BM(a)	35,786
995	Check Point Software Technologies Ltd.(a)	98,276
237	CyberArk Software Ltd.(a)	12,575
216	Elbit Systems Ltd.	23,768

		214,504

	Italy - 0.5%
4,736	Finecobank Banca Fineco SpA	28,099
1,369	Moncler SpA	26,335
1,111	Recordati SpA	31,589
936	Salvatore Ferragamo SpA	24,732

		110,755

	Japan - 30.4%
1,000	Advantest Corp.	18,752
1,487	Aisin Seiki Co. Ltd.	68,290
6,000	Aozora Bank Ltd.	21,959
12,459	Astellas Pharma, Inc.	167,503
1,226	Bandai Namco Holdings, Inc.	33,870
1,625	Bank of Kyoto Ltd. (The)	12,775
4,312	Bridgestone Corp.	158,691
1,751	Chiyoda Corp.	11,837
700	CyberAgent, Inc.	17,404
5,900	Dai-ichi Life Holdings, Inc.	108,068
1,575	Daikin Industries Ltd.	157,045
200	DISCO Corp.	25,654
1,675	Eisai Co. Ltd.	92,473
449	Ezaki Glico Co. Ltd.	20,580
3,376	Fuji Electric Co. Ltd.	20,063
5,299	Fuji Heavy Industries Ltd.	213,702
2,150	Gunma Bank Ltd. (The)	11,803
500	Harmonic Drive Systems, Inc.	15,123
264	Hirose Electric Co. Ltd.	34,520
3,376	Hiroshima Bank Ltd. (The)	15,864
1,043	Hitachi Chemical Co. Ltd.	29,740
684	Hitachi High-Technologies Corp.	29,438
1,949	Hitachi Metals Ltd.	27,112
467	Hoshizaki Corp.	38,206
2,625	Hoya Corp.	114,770
2,000	Japan Airlines Co. Ltd.	63,993
2,450	Japan Exchange Group, Inc.	36,671
11,938	Japan Tobacco, Inc.	386,003

Schedule of Investments

1,500	JTEKT Corp.	$24,783
5,000	Kajima Corp.	34,954
299	Kaken Pharmaceutical Co. Ltd.	15,192
1,375	Kansai Paint Co. Ltd.	26,798
2,730	Kao Corp.	135,391
800	Keyence Corp.	311,757
1,000	Kikkoman Corp.	31,579
400	Kobayashi Pharmaceutical Co. Ltd.	17,873
1,062	Koito Manufacturing Co. Ltd.	56,414
4,437	Komatsu Ltd.	106,181
974	Konami Holdings Corp.	39,107
400	Kose Corp.	34,111
2,774	Kyushu Financial Group, Inc.	19,220
2,000	Lion Corp.	34,839
801	Makita Corp.	55,855
2,726	Mazda Motor Corp.	40,391
889	MEIJI Holdings Co. Ltd.	69,019
1,100	Mitsubishi Gas Chemical Co., Inc.	21,194
2,900	Mitsubishi Tanabe Pharma Corp.	58,193
801	MonotaRO Co. Ltd.	21,090
3,366	MS&AD Insurance Group Holdings, Inc.	113,471
601	Nabtesco Corp.	15,733
2,699	Nexon Co. Ltd.	41,285
1,863	Nippon Paint Holdings Co. Ltd.	54,612
300	Nippon Shinyaku Co. Ltd.	15,563
164	Nippon Shokubai Co. Ltd.	11,349
774	Nissan Chemical Industries Ltd.	27,742
613	Nitori Holdings Co. Ltd.	68,719
862	Nitto Denko Corp.	68,478
1,335	Nomura Research Institute Ltd.	45,775
3,014	NSK Ltd.	36,786
21,626	NTT DoCoMo, Inc.	519,927
3,739	Obayashi Corp.	35,738
579	OBIC Co. Ltd.	27,876
1,026	OMRON Corp.	42,243
1,853	Oriental Land Co. Ltd.	101,839
527	Otsuka Corp.	27,199
11,131	Panasonic Corp.	116,526
750	Pigeon Corp.	20,386
349	Pola Orbis Holdings, Inc.	33,234
6,989	Renesas Electronics Corp.(a)	63,201
349	Rinnai Corp.	29,761
176	Ryohin Keikaku Co. Ltd.	33,066
579	SCSK Corp.	21,833
1,300	Sega Sammy Holdings, Inc.	20,509
2,064	Seiko Epson Corp.	42,738
200	Seria Co. Ltd.	13,626
425	Shimano, Inc.	67,237
2,000	Shin-Etsu Chemical Co. Ltd.	173,165
12,501	Shinsei Bank Ltd.	21,654
1,900	Shionogi & Co. Ltd.	91,561
525	Sohgo Security Services Co. Ltd.	19,797
2,208	Sompo Holdings, Inc.	80,377
200	Sosei Group Corp.(a)	23,256
862	Stanley Electric Co. Ltd.	24,388
2,012	Sumitomo Dainippon Pharma Co. Ltd.	34,029
1,287	Sumitomo Rubber Industries Ltd.	20,178
349	Sundrug Co. Ltd.	24,119
3,126	Suzuki Motor Corp.	121,319
1,256	Sysmex Corp.	75,421
4,083	T&D Holdings, Inc.	61,059
6,124	Taisei Corp.	43,628
2,012	Terumo Corp.	74,528
2,499	Toho Gas Co. Ltd.	18,713
3,416	Tokio Marine Holdings, Inc.	143,558
1,016	Tokyo Electron Ltd.	105,684
1,751	TonenGeneral Sekiyu K.K.	20,671

3,150	Tosoh Corp.	$23,924
862	TOTO Ltd.	34,878
950	Toyota Boshoku Corp.	21,139
1,563	Toyota Industries Corp.	75,807
774	Trend Micro, Inc.(a)	30,149
3,200	Unicharm Corp.	72,201
1,706	USS Co. Ltd.	30,021
1,314	Yamaha Corp.	40,269
1,187	Yaskawa Electric Corp.	21,520

		6,349,315

	Netherlands - 0.1%
664	Koninklijke Vopak NV	28,499

	New Zealand - 0.3%
3,190	Fisher & Paykel Healthcare Corp. Ltd.	20,325
3,608	SKYCITY Entertainment Group Ltd.	10,000
9,729	Spark New Zealand Ltd.	25,038

		55,363

	Norway - 0.1%
781	Salmar ASA	22,145

	Portugal - 0.4%
4,807	Jeronimo Martins SGPS SA	81,327

	Singapore - 1.8%
10,359	ComfortDelGro Corp. Ltd.	17,721
57,200	Genting Singapore PLC	39,384
7,100	M1 Ltd.	10,130
6,056	SATS Ltd.	22,697
8,220	Singapore Exchange Ltd.	43,294
16,600	Singapore Technologies Engineering Ltd.	38,884
75,141	Singapore Telecommunications Ltd.	206,414

		378,524

	South Africa - 0.2%
1,956	Mondi PLC	43,089

	South Korea - 2.5%
314	Amorepacific Corp.(a)	85,654
420	AMOREPACIFIC Group(a)	48,972
763	Cheil Worldwide, Inc.	12,179
360	Coway Co. Ltd.(a)	27,106
557	Grand Korea Leisure Co. Ltd.	9,059
67	Hanmi Pharm Co. Ltd.(a)	16,604
416	Hanmi Science Co. Ltd.(a)	20,655
125	Hanssem Co. Ltd.(a)	22,427
424	Hyundai Development Co.-Engineering & Construction(a)	15,944
179	Korea Kolmar Co. Ltd.(a)	10,674
2,323	KT Corp. ADR(a)	34,543
662	KT&G Corp.	57,251
84	LG Household & Health Care Ltd.	63,537
164	Lotte Chemical Corp.(a)	53,133
36	Medy-Tox, Inc.	12,825
239	S-1 Corp.	17,296
76	SK Materials Co. Ltd.(a)	13,041

		520,900

	Spain - 4.1%
2,202	Amadeus IT Group SA	101,720
6,760	Endesa SA	139,134
18,776	Industria de Diseno Textil SA	619,593

		860,447

	Sweden - 3.3%
2,011	Alfa Laval AB	37,544
4,896	Atlas Copco AB, Class A	156,991
1,815	Axfood AB	29,857
1,002	BillerudKorsnas AB	16,701

Schedule of Investments

2,031	Electrolux AB, Series B	$54,018
3,343	Fingerprint Cards AB, Class B(a)	20,288
8,675	Hennes & Mauritz AB, Class B	248,095
394	L E Lundbergforetagen AB, Class B	25,375
2,465	Skanska AB, Class B	60,345
1,405	Swedish Orphan Biovitrum AB(a)	17,969
1,372	Trelleborg AB, Class B	28,487

		695,670

	Switzerland - 18.0%
10,663	ABB Ltd.	253,227
840	Actelion Ltd.	218,812
55	Givaudan SA	99,174
887	Kuehne + Nagel International AG	121,192
14,762	Nestle SA	1,081,788
4,548	Roche Holding AG	1,074,077
248	Schindler Holding AG-PC	47,257
55	SGS SA	116,623
1,800	Swiss Re AG	168,032
290	Swisscom AG	127,863
434	Syngenta AG	184,756
1,200	Wolseley PLC	74,082
714	Zurich Insurance Group AG	205,168

		3,772,051

	United Kingdom - 9.2%
5,704	3i Group PLC	50,233
1,988	Admiral Group PLC	44,420
5,181	Barratt Developments PLC	31,138
2,160	Burberry Group PLC	44,567
9,476	Compass Group PLC	168,335
14,491	Diageo PLC	401,723
7,601	Direct Line Insurance Group PLC	33,948
18,716	ITV PLC	47,847
1,021	Johnson Matthey PLC	41,760
4,083	Pearson PLC	31,797
1,763	Persimmon PLC	42,786
733	Provident Financial PLC	25,130
4,216	Reckitt Benckiser Group PLC	360,894
6,898	RELX PLC	123,493
1,592	Schroders PLC	58,765
17,210	Taylor Wimpey PLC	36,180
9,480	Unilever NV CVA	383,113

		1,926,129

	United States - 0.1%
265	ICON PLC(a)	22,276

	Total Investments (Cost $20,313,997)(c) - 99.9%	20,870,094
	Other assets less liabilities - 0.1%	29,366

	Net Assets - 100.0%	$20,899,460

Investment Abbreviations:

ADR - American Depositary Receipt

CVA - Dutch Certificates

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $20,340,449. The net unrealized appreciation was $529,645, which consisted of aggregate gross unrealized appreciation of $1,447,427 and aggregate gross unrealized depreciation of $917,782.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

January 31, 2017

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 94.7%
	U.S. Treasury Securities - 94.7%
	U.S. Treasury Notes - 6.9%
$6,440,000	3.500%, 02/15/2018	$6,611,188
6,602,000	2.000%, 02/15/2022	6,622,242

		13,233,430

	U.S. Treasury Bonds - 87.8%
5,386,000	8.875%, 02/15/2019	6,227,352
5,188,000	8.500%, 02/15/2020	6,270,082
5,075,000	7.875%, 02/15/2021	6,282,297
4,891,000	7.125%, 02/15/2023	6,288,280
5,061,000	6.250%, 08/15/2023	6,328,128
4,495,000	7.625%, 02/15/2025	6,252,617
4,865,000	6.000%, 02/15/2026	6,282,311
4,563,000	6.625%, 02/15/2027	6,251,579
4,711,000	6.125%, 11/15/2027	6,320,287
4,917,000	5.250%, 02/15/2029	6,285,023
4,473,000	6.250%, 05/15/2030	6,325,453
14,150,000	5.375%, 02/15/2031	18,857,082
14,748,000	4.500%, 02/15/2036	18,639,511
4,753,000	4.750%, 02/15/2037	6,180,383
4,991,000	4.375%, 02/15/2038	6,203,269
5,662,000	3.500%, 02/15/2039	6,194,579
4,834,000	4.625%, 02/15/2040	6,181,192
4,728,000	4.750%, 02/15/2041	6,166,990
6,069,000	3.125%, 02/15/2042	6,174,139
6,101,000	3.125%, 02/15/2043	6,193,113
5,554,000	3.625%, 02/15/2044	6,162,446
6,970,000	2.500%, 02/15/2045	6,225,492
7,057,000	2.500%, 02/15/2046	6,283,765

		168,575,370

	Total Long-Term Investments (Cost $189,553,022)	181,808,800

	Short-Term Investments - 3.5%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Notes - 3.4%
6,493,000	4.625%, 02/15/2017 (Cost $6,501,437)	6,503,389

Number of Shares
	Money Market Fund - 0.1%
185,336	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(a) (Cost $185,336)	185,336

	Total Short-Term Investments (Cost $6,686,773)	6,688,725

Total Investments (Cost $196,239,795)(b) - 98.2%	$188,497,525
Other assets less liabilities - 1.8%	3,416,993

Net Assets - 100.0%	$191,914,518

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $196,686,413. The net unrealized depreciation was $8,188,888, which consisted of aggregate gross unrealized appreciation of $397,864 and aggregate gross unrealized depreciation of $8,586,752.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 97.4%
	Ad Valorem Property Tax - 18.4%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,278,790
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,586,640
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	17,260,637
8,505,000	California State Ser. 09	7.350	11/01/2039	12,025,815
4,500,000	California State Ser. 10	7.625	03/01/2040	6,588,450
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,069,115
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,104,740
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	1,743,120
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,044,620
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	5,484,538
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,828,500
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,049,138
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	5,274,324
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,378,702
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,627,536
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	786,191
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,898,298
200,000	Delaware State Ser. 09D	5.200	10/01/2026	215,930
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	610,815
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,058,800
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	668,398
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,078,320
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,204,820
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,301,740
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,063,070
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	217,132
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	347,654
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,218,900
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,092,710
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,098,290
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/2049	7,347,150
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/2027	616,565
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	232,882
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,739,030
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,706,140
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,376,250
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,103,660
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	3,979,230
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,131,470
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,886,865
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,107,350
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,191,460
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	3,016,284
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,406,511
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,827,132
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,605,059
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	947,203
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,080,370
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,069,380
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,547,933
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,149,300
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,075,040
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,223,600
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,060,470
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,253,040
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,883,250
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,792,326
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,172,070

Schedule of Investments

$1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329%	12/01/2035	$1,017,430
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	227,678
5,000,000	Utah State Ser. 10B	3.369	07/01/2021	5,245,650
15,255,000	Utah State Ser. 10B	3.539	07/01/2025	15,999,444
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	720,131

				179,943,086

	College & University Revenue - 7.1%
4,500,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	5,649,705
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,132,065
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,150,410
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,137,680
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,587,840
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,836,750
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,383,071
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,231,150
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	1,058,000
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,106,410
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,269,910
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	541,730
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,172,900
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,009,419
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,389,075
10,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	13,390,956
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,260,580
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,444,600
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,660,725
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	286,715
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	527,960
500,000	University of Texas Ser. 09B	6.276	08/15/2041	550,210
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	11,129,300
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,805,474
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	272,555

				69,985,190

	Electric Power Revenue - 11.7%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	11,692,728
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,510,215
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	9,498,333
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,717,828
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	908,887
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	7,900,555
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,222,020
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	2,877,575
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,268,347
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	626,030
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,867,040
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,766,040
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	520,860
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,085,400
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,204,360
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	11,359,182
6,690,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	8,192,306
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,251,200
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	296,833
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	11,850,161
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,268,500
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	2,997,340

Schedule of Investments

$5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850%	07/01/2035	$6,027,959

				114,909,699

	Fuel Sales Tax Revenue - 3.6%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	677,033
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,528,437
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,797,700
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,288,580
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,713,579
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,356,960
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,524,880
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,441,350

				35,328,519

	General Fund - 16.7%
17,590,000	California State Ser. 09	7.500	04/01/2034	24,747,723
3,500,000	California State Ser. 09	7.300	10/01/2039	4,921,175
22,850,000	California State Ser. 10	7.950	03/01/2036	26,605,626
28,955,000	California State Ser. 10	7.600	11/01/2040	43,075,775
15,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	23,362,097
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/2021	5,724,250
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,500,880
5,000,000	Illinois State Ser. 10-1	5.363	02/01/2019	5,186,000
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,483,263
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,605,900
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,437,360

				163,650,049

	Government Fund/Grant Revenue - 0.6%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	6,166,647

	Health, Hospital, Nursing Home Revenue - 1.1%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/2040	1,201,320
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,253,800
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	3,107,250
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,033,970
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,012,250
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,569,045
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	603,325

				10,780,960

	Highway Tolls Revenue - 3.9%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,290,085
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,111,061
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	209,452
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,427,448
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	274,702
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	299,003
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/2040	6,122,835
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,687,687
5,000,000	North Texas Tollway Auth. (Sub.-Lien) Rev. Ser. 10B-2	8.410	02/01/2030	6,494,550
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,815,727
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/2036	5,918,050
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,275,376

				37,925,976

	Hotel Occupancy Tax - 0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,671,602

	Income Tax Revenue - 2.9%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	5,095,708
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	7,299,203
5,730,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.325	11/01/2021	6,246,731
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	227,748

Schedule of Investments

$2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500%	03/15/2030	$3,252,936
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,171,970
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,563,646
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,438,920

				28,296,862

	Lease Revenue - 3.3%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	332,919
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,106,960
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,149,000
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,089,016
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,051,000
80,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/2017	80,648
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,145,150
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,244,014
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	552,290
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,126,180
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,136,590
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,196,820
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,057,470
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	534,655
5,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	4,512,500
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	3,852,270
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	604,770
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,735,720
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/2030	1,053,670
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,460,488

				32,022,130

	Miscellaneous Revenue - 4.3%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	544,345
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	562,585
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,229,620
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,187,930
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,177,390
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	544,855
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,154,660
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,738,710
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,197,260
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,080,940
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,129,980
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,154,440
9,680,000	Texas State Ser. 09	5.517	04/01/2039	12,327,867
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	3,012,420

				42,043,002

	Multiple Utility Revenue - 0.1%
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	892,004

	Nuclear Revenue - 0.2%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,430,950

	Port, Airport & Marina Revenue - 3.5%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,572,672
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,483,970
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	273,078
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,952,860
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,692,608
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,445,200

Schedule of Investments

$2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273%	01/01/2026	$1,960,200
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	979,210
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,934,340
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,880,030
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,922,940
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	949,780
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	5,415,850

				34,462,738

	Sales Tax Revenue - 2.0%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,301,888
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	991,850
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/2033	236,082
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,460,820
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	562,320
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,729,450
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,125,820
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,207,743
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,247,230
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/2039	2,266,735
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,859,260

				19,989,198

	Sewer Revenue - 1.1%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,399,150
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,240,666
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,318,058
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,400,580
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,466,197
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	559,825
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/2029	220,118
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/2029	1,221,000
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	214,002

				11,039,596

	Special Assessment - 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/2035	1,564,710

	Tax Increment Revenue - 0.2%
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B	7.930	08/01/2030	1,092,600
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B	8.180	08/01/2039	1,090,900

				2,183,500

	Transit Revenue - 4.9%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,164,825
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	407,326
1,230,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	1,614,842
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,646,270
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	4,958,530
12,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	16,811,431
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	8,159,423
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,060,963
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,192,703

				48,016,313

	Water Revenue - 11.2%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,662,570
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	226,370
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,716,430
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,323,640
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,546,750

Schedule of Investments

$2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192%	09/01/2040	$2,620,880
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,402,406
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	578,060
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,821,428
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,276,807
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,154,420
1,700,000	New York City Municipal Finance Auth. Water & Sewer System (Taxable Second General) Rev. Ser. 10EE	6.011	06/15/2042	2,241,586
1,480,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10	5.952	06/15/2042	1,934,034
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	8,370,499
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,251,255
9,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	11,989,415
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,830,109
15,230,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/2043	18,823,671
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,127,660
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,216,530
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	618,720
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/2039	661,080
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	659,515
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,760,789
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,636,210
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,031,552
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,456,284
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,034,200
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,239,380
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,292,760
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	1,976,616
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,637,325
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,103,800
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,463,114
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,364,525
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	606,080

				109,656,470

	Total Municipal Bonds (Cost $920,582,603)			954,959,201

	Corporate Bonds - 0.8%
	Commercial Services - 0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,883,564

	Healthcare-Services - 0.6%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,843,367
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	1,971,772
1,435,000	Montefiore Medical Center	2.895	04/20/2032	1,370,735

				6,185,874

	Total Corporate Bonds (Cost $8,434,900)			8,069,438

Number of Shares
	Money Market Fund - 0.4%
3,880,203	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(a) (Cost $3,880,203)			3,880,203

	Total Investments (Cost $932,897,706)(b) - 98.6%			966,908,842
	Other assets less liabilities - 1.4%			13,287,575

	Net Assets - 100.0%			$980,196,417

Schedule of Investments

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $34,011,136, which consisted of aggregate gross unrealized appreciation of $50,359,700 and aggregate gross unrealized depreciation of $16,348,564.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.3%
	Ad Valorem Property Tax - 17.7%
$500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/2037	$501,530
775,000	California State Ref. Ser. 12	5.000	02/01/2038	858,994
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,711,530
3,000,000	California State Ser. 15	5.000	08/01/2045	3,399,090
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,100,220
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,205,988
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	930,224
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,244,820
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,516,575
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC(a)	5.375	08/01/2019	1,103,390
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,108,575
500,000	Desert California Community College District Ser. 07C AGM(a)	5.000	08/01/2017	510,715
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC(a)	5.500	06/01/2019	1,648,245
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,027,440
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL(a)	5.000	08/01/2017	510,715
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,157,100
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM(a)	5.000	07/01/2017	1,532,000
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/2040	1,692,405
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,112,815
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,138,830
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,127,120
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,142,170
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/2032	2,244,520

				34,525,011

	College & University Revenue - 6.9%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,707,855
210,000	California State University Systemwide Rev. Ser. 07A AGM(a)	5.000	05/01/2017	212,262
155,000	California State University Systemwide Rev. Ser. 07A AGM	5.000	11/01/2037	156,429
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,360,596
2,000,000	California State University Systemwide Rev. Ser. 14A	5.000	11/01/2039	2,268,760
2,100,000	California State University Systemwide Rev. Ser. 15A	5.000	11/01/2038	2,401,896
1,500,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	1,711,830
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,695,480

				13,515,108

	Electric Power Revenue - 9.1%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/2037	2,184,160
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	2,227,900
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,848,700
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	5,016,671
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,135,640
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,132,790
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,714,230
400,000	Los Angeles California Water & Power (Power System) Rev. Sub.-Ser. 07A-1 AMBAC	5.000	07/01/2039	405,880
1,000,000	Redding California Electric System COP Rev. Ser. 08A AGM	5.000	06/01/2030	1,043,260

				17,709,231

	General Fund - 9.4%
550,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	551,199
1,000,000	California State Ref. Ser. 16	5.000	09/01/2036	1,144,860
2,025,000	California State Ser. 10	5.250	11/01/2040	2,270,774
2,000,000	California State Ser. 16	5.000	09/01/2046	2,284,400

Schedule of Investments

$1,000,000	California State Various Purpose Ref. Ser. 16	5.000%	09/01/2036	$1,144,860
2,585,000	California State Various Purpose Ref. Ser.16	5.000	09/01/2034	2,977,869
2,020,000	California State Various Purpose Ser. 09	6.000	04/01/2038	2,217,374
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,294,525
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,225,960
2,000,000	California State Various Purpose Ser. 16	5.000	09/01/2045	2,286,180

				18,398,001

	Health, Hospital, Nursing Home Revenue - 12.9%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,105,280
3,300,000	California State Health Facilities Financing Auth. (Adventist Health System/West) Rev. Ref. Ser. 16A	4.000	03/01/2039	3,261,720
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	577,030
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	505,580
2,265,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 08A	5.000	08/15/2038	2,365,340
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,710,226
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,103,660
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	684,966
2,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	2,225,900
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,048,700
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	536,645
495,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000	05/23/2018	519,225
1,000,000	California Statewide Communities Development Auth. (Catholic Healthcare West) Rev. Ser. 07K AGC(a)	5.500	07/01/2017	1,013,920
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,091,770
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	979,590
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,082,510
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,088,530
1,000,000	California Statewide Communities Development Auth. (Sutter Health) Rev. Ser. 11A	6.000	08/15/2042	1,140,040
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,160,692

				25,201,324

	Highway Tolls Revenue - 5.5%
9,830,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	10,799,631

	Lease Revenue - 9.4%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	597,634
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	769,690
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(a)	5.750	02/01/2019	1,637,640
1,000,000	Los Angeles California Municipal Improvement Corp. Lease (Real Property) Rev. Ser. 09B AGC(a)	5.500	04/01/2019	1,092,020
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,277,013
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,633,133
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,240,260
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,184,043
1,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	1,089,260
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,106,140
3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000	06/01/2039	3,336,300

Schedule of Investments

$400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL	5.000%	06/01/2037	$404,864
1,000,000	Yuba California Levee Financing Auth. (Levee Financing Project) Rev. Ser. 08A AGC(a)	5.000	09/01/2017	1,024,880

				18,392,877

	Local or GTD Housing - 0.5%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,068,090

	Miscellaneous Revenue - 2.6%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,034,850
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,702,950
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,131,640
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,127,290

				4,996,730

	Natural Gas Revenue - 1.4%
2,500,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,732,625

	Port, Airport & Marina Revenue - 6.0%
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	537,505
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	535,680
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,103,380
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,263,300
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,216,180
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,039,020

				11,695,065

	Recreational Revenue - 0.6%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,123,290

	Sales Tax Revenue - 2.0%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,542,765
2,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	2,294,240

				3,837,005

	Sewer Revenue - 1.4%
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/2038	405,140
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	684,612
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,721,161

				2,810,913

	Special Assessment - 0.8%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC(a)	5.625	10/01/2018	1,615,530

	Special Tax - 1.5%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,903,472

	Tax Increment Revenue - 2.0%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,096,640
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,821,350

				3,917,990

	Transit Revenue - 0.9%
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,681,800

	Water Revenue - 7.7%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,189,820
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,726,860
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,257,220

Schedule of Investments

$1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000%	07/01/2041	$1,386,588
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,078,600
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	510,210
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,160,460
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,672,702

				14,982,460

	Total Investments (Cost $193,561,494)(b)(c) - 98.3%			191,906,153
	Other assets less liabilities - 1.7%			3,405,955

	Net Assets - 100.0%			$195,312,108

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	11.1%
Assured Guaranty Corp.	5.4

(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,655,341, which consisted of aggregate gross unrealized appreciation of $2,730,582 and aggregate gross unrealized depreciation of $4,385,923.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio (PCEF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 45.3%
2,658,896	Aberdeen Asia-Pacific Income Fund, Inc.	$12,762,701
503,525	BlackRock Core Bond Trust	6,641,495
1,141,121	BlackRock Credit Allocation Income Trust	14,891,629
589,863	BlackRock Income Trust, Inc.	3,680,745
346,753	BlackRock Limited Duration Income Trust	5,492,568
405,198	BlackRock Multi-Sector Income Trust	6,957,250
420,355	BlackRock Taxable Municipal Bond Trust	9,273,031
464,314	Blackstone/GSO Strategic Credit Fund	7,350,091
215,508	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,426,491
75,762	Cohen & Steers Select Preferred and Income Fund, Inc.	2,014,512
948,964	DoubleLine Income Solutions Fund	18,865,404
78,275	DoubleLine Opportunistic Credit Fund	1,814,414
252,192	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,365,561
1,196,132	Eaton Vance Limited Duration Income Fund	16,877,423
183,428	Eaton Vance Short Duration Diversified Income Fund	2,556,986
100,021	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,166,245
175,062	First Trust Aberdeen Global Opportunity Income Fund	1,988,704
451,067	First Trust Intermediate Duration Preferred & Income Fund	10,487,308
141,607	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,537,343
56,697	Flaherty & Crumrine Preferred Income Fund, Inc.	811,334
233,491	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,632,461
54,887	Flaherty & Crumrine Total Return Fund, Inc.	1,148,785
247,949	Franklin Limited Duration Income Trust	3,032,416
131,268	Guggenheim Taxable Municipal Managed Duration Trust	2,869,518
80,863	Insight Select Income Fund	1,542,866
84,644	Invesco Bond Fund(a)	1,565,914
1,648,242	Invesco Senior Income Trust(a)	7,631,360
80,603	John Hancock Investors Trust	1,378,311
190,779	John Hancock Preferred Income Fund	4,004,451
137,721	John Hancock Preferred Income Fund II	2,876,992
234,024	John Hancock Preferred Income Fund III	4,287,320
350,222	John Hancock Premium Dividend Fund	5,515,997
557,241	MFS Charter Income Trust	4,814,562
241,780	MFS Government Markets Income Trust	1,206,482
1,087,357	MFS Intermediate Income Trust	4,789,808
805,030	MFS Multimarket Income Trust	4,942,884
197,143	Nuveen Build America Bond Fund	4,128,174
54,447	Nuveen Build America Bond Opportunity Fund	1,159,721
1,254,642	Nuveen Credit Strategies Income Fund	11,091,035
347,003	Nuveen Floating Rate Income Fund	4,181,386
244,085	Nuveen Global High Income Fund, Class I	4,005,435
150,334	Nuveen Preferred & Income Term Fund	3,574,943
723,746	Nuveen Preferred Income Opportunities Fund	7,179,560
1,512,529	Nuveen Preferred Securities Income Fund	14,550,529
207,360	PIMCO Corporate & Income Strategy Fund	3,236,890
94,763	PIMCO Income Opportunity Fund	2,298,003

163,396	PIMCO Income Strategy Fund	$1,776,115
380,653	PIMCO Income Strategy Fund II	3,724,690
182,396	Pioneer Floating Rate Trust	2,230,703
309,805	Prudential Short Duration High Yield Fund, Inc.	4,891,821
585,142	Putnam Master Intermediate Income Trust	2,750,167
1,216,986	Putnam Premier Income Trust	6,413,516
84,653	Stone Harbor Emerging Markets Income Fund	1,318,894
498,536	TCW Strategic Income Fund, Inc.	2,687,109
1,430,874	Templeton Global Income Fund	9,558,238
114,044	Virtus Global Multi-Sector Income Fund	1,803,036
140,041	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,426,911
52,607	Western Asset Income Fund	742,811
59,603	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,213,517
89,290	Western Asset Premier Bond Fund	1,202,736
631,084	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,042,897
299,959	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,419,533

		299,809,732

	Bonds/High Yield - 24.9%
798,765	AllianceBernstein Global High Income Fund, Inc.	10,184,254
189,023	Barings Global Short Duration High Yield Fund	3,789,911
1,311,640	BlackRock Corporate High Yield Fund, Inc.	14,493,622
647,782	BlackRock Debt Strategies Fund, Inc.	7,436,537
336,060	BlackRock Floating Rate Income Strategies Fund, Inc.	4,909,837
170,147	BlackRock Floating Rate Income Trust	2,473,937
130,320	Blackstone/GSO Long-Short Credit Income Fund	2,098,152
491,037	Credit Suisse Asset Management Income Fund, Inc.	1,615,512
726,402	Credit Suisse High Yield Bond Fund	1,975,813
110,981	Deutsche High Income Opportunities Fund, Inc.	1,619,213
204,565	Deutsche Multi-Market Income Trust	1,769,487
535,696	Dreyfus High Yield Strategies Fund	1,826,723
290,828	Eaton Vance Floating-Rate Income Trust	4,417,677
264,826	Eaton Vance Senior Floating-Rate Trust	3,982,983
361,369	First Trust High Income Long/Short Fund	6,024,021
193,992	First Trust Senior Floating Rate Income Fund II	2,692,609
42,082	Guggenheim Credit Allocation Fund	984,298
169,112	Ivy High Income Opportunities Fund	2,572,194
158,977	KKR Income Opportunities Fund	2,656,506
251,141	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,343,146
206,082	Neuberger Berman High Yield Strategies Fund, Inc.	2,470,923
216,255	New America High Income Fund, Inc. (The)	2,041,447
231,582	Nuveen Floating Rate Income Opportunity Fund	2,816,037
71,093	Nuveen High Income 2020 Target Term Fund, Class I	729,414
158,516	Nuveen High Income December 2018 Target Term Fund, Class I	1,621,619
272,073	Nuveen NASDAQ 100 Dynamic Overwrite Fund	5,267,333
278,256	Nuveen Senior Income Fund	1,928,314
72,406	Nuveen Short Duration Credit Opportunities Fund	1,314,169
368,213	PIMCO Corporate & Income Opportunity Fund	5,688,891
77,408	Pioneer Diversified High Income Trust	1,260,202
183,808	Pioneer High Income Trust	1,827,052

Schedule of Investments

424,546	Prudential Global Short Duration High Yield Fund, Inc.	$6,406,399
70,872	Stone Harbor Emerging Markets Total Income Fund	1,043,945
510,943	Templeton Emerging Markets Income Fund	5,840,079
1,330,560	Voya Prime Rate Trust	7,424,525
722,052	Wells Fargo Income Opportunities Fund	6,130,222
424,367	Wells Fargo Multi-Sector Income Fund	5,605,888
330,296	Western Asset Emerging Markets Debt Fund, Inc.	5,020,499
477,532	Western Asset Global High Income Fund, Inc.	4,794,421
797,268	Western Asset High Income Fund II, Inc.	5,812,084
1,343,979	Western Asset High Income Opportunity Fund, Inc.	6,894,612
213,524	Western Asset High Yield Defined Opportunity Fund, Inc.	3,266,917

		165,071,424

	Domestic Equity - 1.3%
214,730	BlackRock Science & Technology Trust	4,103,490
245,387	Cohen & Steers Global Income Builder, Inc.	2,230,568
120,723	GAMCO Natural Resources Gold & Income Trust	843,854
100,519	John Hancock Hedged Equity & Income Fund	1,625,392

		8,803,304

	Option Income - 28.5%
1,111,548	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	14,483,470
286,477	BlackRock Energy and Resources Trust	4,136,728
419,939	BlackRock Enhanced Capital and Income Fund, Inc.	5,832,953
2,007,873	BlackRock Enhanced Equity Dividend Trust	16,585,031
816,082	BlackRock Global Opportunities Equity Trust	9,850,110
45,511	BlackRock Health Sciences Trust	1,507,324
1,174,918	BlackRock International Growth and Income Trust	6,697,033
1,181,046	BlackRock Resources & Commodities Strategy Trust	10,345,963
389,130	Brookfield Real Assets Income Fund, Inc.	8,879,947
81,306	Columbia Seligman Premium Technology Growth Fund, Inc.	1,606,607
369,057	Eaton Vance Enhanced Equity Income Fund	4,720,239
353,280	Eaton Vance Enhanced Equity Income Fund II	4,702,157
600,966	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,679,129
123,779	Eaton Vance Tax-Managed Buy-Write Income Fund	2,128,999
326,407	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,977,707
1,406,014	Eaton Vance Tax-Managed Diversified Equity Income Fund	14,988,109
695,749	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,374,939
2,805,544	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	23,706,847
186,736	First Trust Dynamic Europe Equity Income Fund	3,012,052
211,371	First Trust Enhanced Equity Income Fund	2,933,829
142,627	Guggenheim Enhanced Equity Income Fund	1,179,525
179,462	Madison Covered Call & Equity Strategy Fund	1,406,982
343,360	Nuveen Dow 30sm Dynamic Overwrite Fund	5,328,947
775,579	Nuveen S&P 500 Buy-Write Income Fund	10,152,329
148,057	Nuveen S&P 500 Dynamic Overwrite Fund	2,161,632

131,128	Voya Asia Pacific High Dividend Equity Income Fund	$1,210,311
195,655	Voya Global Advantage and Premium Opportunity Fund	1,976,115
1,034,685	Voya Global Equity Dividend and Premium Opportunity Fund	7,304,876
198,950	Voya Infrastructure Industrials and Materials Fund	2,741,531
171,082	Voya Natural Resources Equity Income Fund	1,124,009

		188,735,430

	Total Investments (Cost $649,054,986)(b) - 100.0%	662,419,890
	Other assets less liabilities - (0.0)%	(94,054)

	Net Assets - 100.0%	$662,325,836

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Bond Fund	$1,644,021	$30,794	$(47,226)	$(61,789)	$114	$1,565,914	$18,902
Invesco Senior Income Trust	8,345,689	151,691	(1,318,533)	656,597	(204,084)	7,631,360	127,583

Total Investments in Affiliates	$9,989,710	$182,485	$(1,365,759)	$594,808	$(203,970)	$9,197,274	$146,485

(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $662,266,111. The net unrealized appreciation was $153,779, which consisted of aggregate gross unrealized appreciation of $31,106,754 and aggregate gross unrealized depreciation of $30,952,975.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

January 31, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 68.6%
		China - 43.0%
CNH	7,850,000	Agile Group Holdings Ltd.	6.500%	02/28/2017	$1,143,868
CNH	5,000,000	Bank of China Ltd./Luxembourg, EMTN	3.500	05/15/2017	727,707
CNH	5,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/2017	730,909
CNH	6,000,000	China Construction Bank Corp./Sydney, EMTN	3.800	09/29/2017	870,207
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/2027	872,483
CNH	5,000,000	China Power International Development Ltd.	4.500	05/09/2017	728,963
CNH	5,000,000	China Unicom Hong Kong Ltd., EMTN	4.000	04/16/2017	725,667
CNH	5,000,000	Eastern Creation II Investment Holdings Ltd., EMTN	3.750	06/27/2017	727,791
CNH	1,500,000	Hang Seng Bank China Ltd.	3.250	07/03/2017	217,431
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/2018	727,959
CNH	4,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/2018	577,159
CNH	5,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/2017	697,390
CNH	5,000,000	Jingneng Clean Energy Investment Holdings Ltd.	4.300	12/23/2017	725,563
CNH	6,000,000	Lenovo Group Ltd.	4.950	06/10/2020	864,778
CNH	4,000,000	Power Construction Corp. of China	4.200	05/15/2017	581,940
	5,000,000	Rosy Capital Global Ltd.	5.250	07/30/2018	723,992
CNH	5,000,000	Shenzhen Qianhai Financial Holdings Co. Ltd.	4.550	10/28/2017	726,969
CNH	5,000,000	Sinotrans Sailing Ltd.	4.500	06/10/2017	724,311
CNH	5,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/2018	722,051
CNH	5,000,000	Unican Ltd., EMTN	5.600	09/18/2017	727,058
CNH	5,000,000	Vanke Real Estate Hong Kong Co. Ltd., EMTN	4.500	12/04/2018	721,161
CNH	5,000,000	Wanhua Chemical International Holding Co. Ltd.	4.500	11/19/2017	724,612
CNH	5,000,000	Zhuhai Da Heng Qin Investment Co. Ltd.	4.750	12/11/2017	728,523

					16,718,492

		France - 1.5%
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/2018	574,468

		Germany - 1.9%
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/2017	721,418

		Hong Kong - 9.7%
CNH	7,000,000	Beijing Capital Hong Kong Ltd.	4.700	06/20/2017	1,017,369
CNH	5,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.250	05/22/2017	728,206
CNH	5,000,000	New World China Land Ltd.	5.500	02/06/2018	726,802
CNH	5,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/2018	733,098
CNH	4,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/2018	579,404

					3,784,879

		Malaysia - 1.9%
CNH	5,000,000	Cagamas Global PLC, EMTN	3.700	09/22/2017	721,198

		New Zealand - 1.5%
CNH	4,000,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	571,742

		Singapore - 1.9%
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/2018	721,564

		Supranational - 3.6%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,399,201

		United Kingdom - 1.8%
CNH	5,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/2018	715,887

		United States - 1.8%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/2018	713,902

		Total Corporate Bonds (Cost $28,760,454)			26,642,751

		Sovereign Debt Obligations - 30.1%
		China - 20.8%
CNH	5,000,000	China Government Bond	2.560	06/29/2017	727,626
CNH	16,000,000	China Government Bond	2.900	07/04/2019	2,269,834

Schedule of Investments

CNH	5,000,000	China Government Bond	3.090%	06/29/2020	$709,349
CNH	6,000,000	China Government Bond	2.480	12/01/2020	829,255
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,363,668
CNH	6,500,000	China Government Bond	3.100	06/29/2022	911,131
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,256,739

					8,067,602

		France - 3.8%
CNH	10,000,000	Caisse d’Amortissement de la Dette Sociale	3.800	02/06/2017	1,465,125

		South Korea - 3.7%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/2018	1,445,442

		United Kingdom - 1.8%
CNH	5,000,000	United Kingdom Government International Bond	2.700	10/21/2017	723,395

		Total Sovereign Debt Obligations (Cost $12,932,989)			11,701,564

		Total Investments (Cost $41,693,443)(b) - 98.7%			38,344,315
		Other assets less liabilities - 1.3%			489,575

		Net Assets - 100.0%			$38,833,890

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $3,349,128, which consisted of aggregate gross unrealized appreciation of $7,536 and aggregate gross unrealized depreciation of $3,356,664.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 98.0%
	Brazil - 3.7%
$39,100,000	Brazil Government International Bond	8.250%	01/20/2034	$47,115,500
42,934,000	Brazil Government International Bond	7.125	01/20/2037	47,334,735
51,686,000	Brazil Government International Bond	5.625	01/07/2041	48,584,840

				143,035,075

	Colombia - 3.6%
35,983,000	Colombia Government International Bond	7.375	09/18/2037	44,798,835
41,852,000	Colombia Government International Bond	6.125	01/18/2041	46,560,350
44,809,000	Colombia Government International Bond	5.625	02/26/2044	47,721,585

				139,080,770

	Croatia - 3.2%
36,960,000	Croatia Government International Bond(a)	6.625	07/14/2020	40,502,579
36,503,000	Croatia Government International Bond(a)	6.375	03/24/2021	40,016,414
37,676,000	Croatia Government International Bond(a)	6.000	01/26/2024	41,306,459

				121,825,452

	Dominican Republic - 3.3%
39,339,000	Dominican Republic International Bond(a)	6.600	01/28/2024	42,289,425
40,040,000	Dominican Republic International Bond(a)	7.450	04/30/2044	42,442,400
43,359,000	Dominican Republic International Bond(a)	6.850	01/27/2045	42,852,567

				127,584,392

	El Salvador - 3.3%
42,937,000	El Salvador Government International Bond(a)	8.250	04/10/2032	41,434,205
48,145,000	El Salvador Government International Bond(a)	7.650	06/15/2035	42,555,365
49,652,000	El Salvador Government International Bond(a)	7.625	02/01/2041	43,523,454

				127,513,024

	Hungary - 3.1%
35,610,000	Hungary Government International Bond	5.750	11/22/2023	39,820,527
35,824,000	Hungary Government International Bond	5.375	03/25/2024	39,384,010
28,912,000	Hungary Government International Bond	7.625	03/29/2041	40,420,566

				119,625,103

	Indonesia - 3.5%
31,385,000	Indonesia Government International Bond(a)	8.500	10/12/2035	43,699,909
37,444,000	Indonesia Government International Bond(a)	6.625	02/17/2037	44,319,692
33,761,000	Indonesia Government International Bond(a)	7.750	01/17/2038	44,837,917

				132,857,518

	Kazakhstan - 3.5%
45,754,000	Kazakhstan Government International Bond(a)	4.875	10/14/2044	44,201,109
39,395,000	Kazakhstan Government International Bond, EMTN(a)	5.125	07/21/2025	42,422,427
39,865,000	Kazakhstan Government International Bond, EMTN(a)	6.500	07/21/2045	46,887,220

				133,510,756

	Latvia - 3.2%
119,622,000	Latvia Government International Bond(a)	2.750	01/12/2020	121,153,162

	Lebanon - 3.1%
39,050,000	Lebanon Government International Bond	6.650	04/22/2024	39,238,611
40,053,000	Lebanon Government International Bond	6.750	11/29/2027	39,823,897
41,029,000	Lebanon Government International Bond, GMTN	6.650	02/26/2030	40,099,693

				119,162,201

	Lithuania - 3.1%
34,587,000	Lithuania Government International Bond(a)	7.375	02/11/2020	39,450,797
34,324,000	Lithuania Government International Bond(a)	6.125	03/09/2021	38,528,690
33,546,000	Lithuania Government International Bond(a)	6.625	02/01/2022	39,032,918

				117,012,405

Schedule of Investments

	Mexico - 3.1%
$44,082,000	Mexico Government International Bond	4.600%	01/23/2046	$39,949,313
36,341,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	39,838,821
38,698,000	Mexico Government International Bond, GMTN	5.550	01/21/2045	39,713,822

				119,501,956

	Morocco - 3.2%
58,642,000	Morocco Government International Bond(a)	4.250	12/11/2022	60,360,211
59,962,000	Morocco Government International Bond(a)	5.500	12/11/2042	62,981,446

				123,341,657

	Pakistan - 3.3%
39,357,000	Pakistan Government International Bond(a)	8.250	04/15/2024	43,685,089
37,960,000	Pakistan Government International Bond(a)	8.250	09/30/2025	42,740,948
38,277,000	Second Pakistan International Sukuk Co. Ltd. (The)(a)	6.750	12/03/2019	41,040,600

				127,466,637

	Panama - 3.1%
32,090,000	Panama Government International Bond	7.125	01/29/2026	40,353,175
28,305,000	Panama Government International Bond	8.875	09/30/2027	39,556,237
32,480,000	Panama Government International Bond	6.700	01/26/2036	40,356,400

				120,265,812

	Peru - 3.3%
38,416,000	Peruvian Government International Bond(b)	4.125	08/25/2027	40,865,020
28,148,000	Peruvian Government International Bond	8.750	11/21/2033	41,799,780
37,517,000	Peruvian Government International Bond	5.625	11/18/2050	43,425,927

				126,090,727

	Philippines - 3.1%
24,723,000	Philippine Government International Bond	9.500	02/02/2030	39,080,660
27,593,000	Philippine Government International Bond	7.750	01/14/2031	39,207,997
29,248,000	Philippine Government International Bond	6.375	10/23/2034	38,695,718

				116,984,375

	Poland - 3.0%
35,414,000	Republic of Poland Government International Bond	5.000	03/23/2022	38,675,629
37,622,000	Republic of Poland Government International Bond	4.000	01/22/2024	38,888,959
39,680,000	Republic of Poland Government International Bond	3.250	04/06/2026	38,520,947

				116,085,535

	Qatar - 3.1%
30,893,000	Qatar Government International Bond(a)	6.400	01/20/2040	39,585,055
33,107,000	Qatar Government International Bond(a)	5.750	01/20/2042	39,442,819
37,962,000	Qatar Government International Bond(a)	4.625	06/02/2046	38,682,860

				117,710,734

	Romania - 3.1%
34,037,000	Romanian Government International Bond, EMTN(a)	6.750	02/07/2022	38,950,241
38,247,000	Romanian Government International Bond, EMTN(a)	4.375	08/22/2023	39,592,338
33,605,000	Romanian Government International Bond, EMTN(a)	6.125	01/22/2044	39,800,418

				118,342,997

	Russia - 3.4%
38,200,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	40,548,765
41,200,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/2042	44,758,444
40,000,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/2043	45,038,400

				130,345,609

	Serbia - 3.1%
59,351,000	Serbia International Bond(a)	4.875	02/25/2020	61,063,276
52,387,000	Serbia International Bond(a)	7.250	09/28/2021	59,223,504

				120,286,780

	Slovenia - 3.2%
35,846,000	Slovenia Government International Bond(a)	5.500	10/26/2022	39,987,826
35,433,000	Slovenia Government International Bond(a)	5.850	05/10/2023	40,310,388
36,498,000	Slovenia Government International Bond(a)	5.250	02/18/2024	40,430,623

				120,728,837

Schedule of Investments

	South Africa - 3.4%
$38,408,000	Republic of South Africa Government International Bond(b)	6.250%	03/08/2041	$43,107,603
43,425,000	Republic of South Africa Government International Bond(b)	5.375	07/24/2044	43,664,923
43,706,000	Republic of South Africa Government International Bond	5.000	10/12/2046	41,370,439

				128,142,965

	South Korea - 2.9%
53,720,000	Korea International Bond	3.875	09/11/2023	57,864,498
47,626,000	Korea International Bond(b)	4.125	06/10/2044	54,471,798

				112,336,296

	Sri Lanka - 3.4%
44,611,000	Sri Lanka Government International Bond(a)	6.125	06/03/2025	43,003,933
43,655,000	Sri Lanka Government International Bond(a)	6.850	11/03/2025	43,716,161
41,880,000	Sri Lanka Government International Bond(a)	6.825	07/18/2026	41,885,026

				128,605,120

	Turkey - 2.9%
32,455,000	Turkey Government International Bond	8.000	02/14/2034	37,348,565
35,126,000	Turkey Government International Bond	6.875	03/17/2036	36,439,712
33,115,000	Turkey Government International Bond	7.250	03/05/2038	35,675,121

				109,463,398

	Ukraine - 3.4%
43,640,000	Ukraine Government International Bond(a)	7.750	09/01/2020	42,826,812
43,944,000	Ukraine Government International Bond(a)	7.750	09/01/2021	42,603,708
44,982,000	Ukraine Government International Bond(a)	7.750	09/01/2022	43,123,794

				128,554,314

	Uruguay - 3.2%
32,310,000	Uruguay Government International Bond	8.000	11/18/2022	40,225,950
32,084,000	Uruguay Government International Bond	7.875	01/15/2033	41,163,772
31,991,000	Uruguay Government International Bond	7.625	03/21/2036	40,729,342

				122,119,064

	Venezuela - 4.2%
109,846,000	Venezuela Government International Bond	6.000	12/09/2020	58,218,380
96,301,000	Venezuela Government International Bond	9.000	05/07/2023	49,238,701
113,874,000	Venezuela Government International Bond	8.250	10/13/2024	54,659,520

				162,116,601

	Total Sovereign Debt Obligations (Cost $3,838,419,229)			3,750,849,272

Number of Shares
	Money Market Fund - 0.6%
21,923,538	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $21,923,538)			21,923,538

	Total Investments (excluding investment purchased with cash collateral from securities on loan) (Cost $3,860,342,767) - 98.6%			3,772,772,810

	Investment Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.3%
85,855,545	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $85,855,545)			85,855,545

	Total Investments (Cost $3,946,198,312)(e) - 100.9%			3,858,628,355
	Other assets less liabilities - (0.9)%			(33,689,403)

	Net Assets - 100.0%			$3,824,938,952

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

Schedule of Investments

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $1,996,839,394, which represented 52.21% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $3,950,937,422. The net unrealized depreciation was $92,309,067, which consisted of aggregate gross unrealized appreciation of $47,264,541 and aggregate gross unrealized depreciation of $139,573,608.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.3%
	Advertising - 0.6%
$3,609,000	Lamar Media Corp.	5.875%	02/01/2022	$3,730,804
4,158,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	4,360,702

				8,091,506

	Aerospace/Defense - 0.3%
4,500,000	Triumph Group, Inc.	4.875	04/01/2021	4,308,750

	Airlines - 1.0%
2,600,000	Allegiant Travel Co.	5.500	07/15/2019	2,684,500
9,853,000	American Airlines Group, Inc.	6.125	06/01/2018	10,345,650

				13,030,150

	Apparel - 0.3%
3,194,000	William Carter Co. (The)	5.250	08/15/2021	3,321,760

	Auto Manufacturers - 1.7%
9,811,000	General Motors Co.	4.875	10/02/2023	10,415,181
10,600,000	General Motors Financial Co., Inc.	3.200	07/06/2021	10,560,632

				20,975,813

	Auto Parts & Equipment - 2.1%
3,803,000	American Axle & Manufacturing, Inc.	6.625	10/15/2022	3,936,105
2,500,000	Dana Holding Corp.	5.375	09/15/2021	2,603,125
2,725,000	Dana, Inc.	5.500	12/15/2024	2,847,625
8,151,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	8,405,719
5,350,000	Tenneco, Inc.	5.000	07/15/2026	5,356,420
2,752,000	Titan International, Inc.	6.875	10/01/2020	2,765,760

				25,914,754

	Banks - 0.4%
4,777,000	Discover Bank	7.000	04/15/2020	5,317,647

	Beverages - 0.3%
3,122,000	Constellation Brands, Inc.	4.250	05/01/2023	3,292,805

	Building Materials - 2.0%
2,564,000	Eagle Materials, Inc.	4.500	08/01/2026	2,564,795
2,385,000	Griffon Corp.	5.250	03/01/2022	2,417,794
4,100,000	Martin Marietta Materials, Inc.	4.250	07/02/2024	4,247,001
2,300,000	Masco Corp.	7.125	03/15/2020	2,631,729
2,600,000	Masco Corp.	4.450	04/01/2025	2,685,540
4,595,000	Owens Corning	4.200	12/15/2022	4,781,631
1,518,000	US Concrete, Inc.	6.375	06/01/2024	1,610,977
1,750,000	Vulcan Materials Co.	7.500	06/15/2021	2,065,000
2,000,000	Vulcan Materials Co.	4.500	04/01/2025	2,104,340

				25,108,807

	Chemicals - 3.4%
2,700,000	A Schulman, Inc.(a)	6.875	06/01/2023	2,862,000
5,350,000	Ashland LLC	3.875	04/15/2018	5,463,687
3,100,000	Blue Cube Spinco, Inc.	9.750	10/15/2023	3,696,750
3,600,000	CF Industries, Inc.	7.125	05/01/2020	3,987,000
4,265,000	CF Industries, Inc.	3.450	06/01/2023	4,019,763
8,085,000	Chemours Co. (The)	6.625	05/15/2023	8,085,000
3,610,000	Chemtura Corp.	5.750	07/15/2021	3,756,656
3,450,000	Huntsman International LLC	4.875	11/15/2020	3,579,375
3,500,000	Huntsman International LLC	5.125	11/15/2022	3,633,455
3,521,000	PolyOne Corp.	5.250	03/15/2023	3,626,630

				42,710,316

Schedule of Investments

	Commercial Services - 2.9%
$8,318,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500%	04/01/2023	$8,099,652
9,432,000	Hertz Corp. (The)	6.750	04/15/2019	9,408,420
3,550,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	3,825,125
4,160,000	R.R. Donnelley & Sons Co.	6.000	04/01/2024	3,972,800
4,357,000	Service Corp. International	5.375	05/15/2024	4,585,743
6,200,000	United Rentals North America, Inc.	5.750	11/15/2024	6,579,750

				36,471,490

	Computers - 2.0%
3,700,000	Diebold Nixdorf, Inc.	8.500	04/15/2024	4,056,125
4,775,000	Leidos Holdings, Inc.	4.450	12/01/2020	5,019,719
5,318,000	NCR Corp.	6.375	12/15/2023	5,663,670
8,842,000	Western Digital Corp.(a)	10.500	04/01/2024	10,433,560

				25,173,074

	Cosmetics/Personal Care - 1.4%
10,030,000	Avon Products, Inc.	7.000	03/15/2023	9,678,950
2,000,000	Edgewell Personal Care Co.	4.700	05/19/2021	2,104,850
2,125,000	Edgewell Personal Care Co.	4.700	05/24/2022	2,202,775
3,200,000	Revlon Consumer Products Corp.	6.250	08/01/2024	3,320,000

				17,306,575

	Distribution/Wholesale - 0.6%
2,983,000	H&E Equipment Services, Inc.	7.000	09/01/2022	3,158,281
4,865,000	LKQ Corp.	4.750	05/15/2023	4,896,623

				8,054,904

	Diversified Financial Services - 3.5%
1,800,000	Aircastle Ltd.	5.125	03/15/2021	1,899,000
1,800,000	Aircastle Ltd.	5.000	04/01/2023	1,831,644
12,480,000	Ally Financial, Inc.	8.000	03/15/2020	14,223,331
3,550,000	CIT Group, Inc.	4.250	08/15/2017	3,589,938
3,600,000	CIT Group, Inc.	5.000	08/15/2022	3,780,000
5,800,000	Discover Financial Services	3.750	03/04/2025	5,674,331
6,700,000	Navient Corp., GMTN	5.500	01/25/2023	6,348,250
5,926,000	Navient Corp., MTN	8.000	03/25/2020	6,385,265

				43,731,759

	Electric - 3.5%
4,633,000	AES Corp.	7.375	07/01/2021	5,235,290
4,983,000	AES Corp.	5.500	03/15/2024	5,070,202
7,873,000	Calpine Corp.	5.750	01/15/2025	7,735,223
2,000,000	Dynegy, Inc.	6.750	11/01/2019	2,062,500
2,345,000	Dynegy, Inc.	5.875	06/01/2023	2,145,675
5,985,000	FirstEnergy Corp., Series A	2.750	03/15/2018	6,031,671
6,120,000	FirstEnergy Corp., Series B	4.250	03/15/2023	6,401,098
4,284,000	NRG Energy, Inc.	7.625	01/15/2018	4,503,555
4,700,000	NRG Energy, Inc.(a)	6.625	01/15/2027	4,688,250

				43,873,464

	Electrical Components & Equipment - 0.3%
1,156,000	WESCO Distribution, Inc.	5.375	12/15/2021	1,205,130
2,650,000	WESCO Distribution, Inc.(a)	5.375	06/15/2024	2,706,313

				3,911,443

	Electronics - 0.6%
3,230,000	Jabil Circuit, Inc.	8.250	03/15/2018	3,454,517
3,500,000	Jabil Circuit, Inc.	4.700	09/15/2022	3,640,000

				7,094,517

	Engineering & Construction - 1.1%
5,280,000	AECOM	5.875	10/15/2024	5,715,600
4,800,000	MasTec, Inc.	4.875	03/15/2023	4,770,000
3,900,000	SBA Communications Corp.(a)	4.875	09/01/2024	3,816,540

				14,302,140

	Entertainment - 2.5%
3,500,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	3,631,250
4,485,000	Cinemark USA, Inc.	4.875	06/01/2023	4,540,614
1,850,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,951,750

Schedule of Investments

$1,949,000	GLP Capital LP/GLP Financing II, Inc.	5.375%	04/15/2026	$2,036,705
6,300,000	International Game Technology	7.500	06/15/2019	6,996,969
2,575,000	National CineMedia LLC	6.000	04/15/2022	2,671,563
3,525,000	Pinnacle Entertainment, Inc.(a)	5.625	05/01/2024	3,584,678
5,200,000	Regal Entertainment Group	5.750	03/15/2022	5,421,000

				30,834,529

	Environmental Control - 0.3%
1,865,000	Covanta Holding Corp.	7.250	12/01/2020	1,920,484
2,300,000	Covanta Holding Corp.	5.875	03/01/2024	2,294,250

				4,214,734

	Food - 2.1%
2,800,000	B&G Foods, Inc.	4.625	06/01/2021	2,877,000
3,511,000	Darling Ingredients, Inc.	5.375	01/15/2022	3,658,462
3,600,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	3,824,316
4,049,000	SUPERVALU, Inc.	6.750	06/01/2021	4,059,122
4,100,000	SUPERVALU, Inc.	7.750	11/15/2022	4,007,750
3,635,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,762,225
3,278,000	Whitewave Foods Co. (The)	5.375	10/01/2022	3,577,118

				25,765,993

	Food Service - 0.5%
6,800,000	Aramark Services, Inc.(a)	4.750	06/01/2026	6,789,800

	Healthcare-Products - 0.6%
3,465,000	Alere, Inc.	7.250	07/01/2018	3,506,147
3,478,000	Teleflex, Inc.	4.875	06/01/2026	3,469,305

				6,975,452

	Healthcare-Services - 5.3%
2,000,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,040,000
5,400,000	Centene Corp.	6.125	02/15/2024	5,751,000
8,000,000	Davita, Inc.	5.125	07/15/2024	7,915,000
4,370,000	Envision Healthcare Corp.	5.625	07/15/2022	4,517,487
7,409,000	HCA, Inc.	6.500	02/15/2020	8,112,855
8,035,000	HCA, Inc.	5.375	02/01/2025	8,205,744
3,650,000	HealthSouth Corp.	5.750	11/01/2024	3,727,562
2,000,000	Kindred Healthcare, Inc.	8.000	01/15/2020	1,980,000
2,300,000	Kindred Healthcare, Inc.	6.375	04/15/2022	2,006,750
2,289,000	LifePoint Health, Inc.	5.500	12/01/2021	2,347,656
2,350,000	LifePoint Health, Inc.(a)	5.375	05/01/2024	2,256,000
4,500,000	Molina Healthcare, Inc.	5.375	11/15/2022	4,668,750
7,200,000	Tenet Healthcare Corp.	6.000	10/01/2020	7,614,000
5,100,000	WellCare Health Plans, Inc.	5.750	11/15/2020	5,262,563

				66,405,367

	Holding Companies-Diversified - 0.6%
7,550,000	Leucadia National Corp.	5.500	10/18/2023	8,039,821

	Home Builders - 2.1%
2,698,000	CalAtlantic Group, Inc.	8.375	05/15/2018	2,907,095
1,250,000	D.R. Horton, Inc.	3.750	03/01/2019	1,282,812
1,185,000	D.R. Horton, Inc.	4.375	09/15/2022	1,238,325
700,000	KB Home	4.750	05/15/2019	718,375
2,675,000	KB Home	7.000	12/15/2021	2,895,687
2,300,000	Lennar Corp.	4.500	11/15/2019	2,397,750
2,300,000	Lennar Corp.	4.750	05/30/2025	2,328,750
2,200,000	PulteGroup, Inc.	4.250	03/01/2021	2,271,500
2,050,000	PulteGroup, Inc.	5.500	03/01/2026	2,103,812
1,560,000	Toll Brothers Finance Corp.	8.910	10/15/2017	1,636,050
1,755,000	Toll Brothers Finance Corp.	5.875	02/15/2022	1,915,144
975,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	996,938
885,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	920,400
1,727,000	William Lyon Homes, Inc.	8.500	11/15/2020	1,815,509
450,000	William Lyon Homes, Inc.(a)	5.875	01/31/2025	448,313

				25,876,460

Schedule of Investments

	Home Furnishings - 0.3%
$3,406,000	Tempur Sealy International, Inc.	5.500%	06/15/2026	$3,363,425

	Household Products/Wares - 0.5%
5,965,000	Spectrum Brands, Inc.	5.750	07/15/2025	6,263,250

	Housewares - 0.3%
3,815,000	Scotts Miracle-Gro Co. (The)(a)	6.000	10/15/2023	4,053,437

	Insurance - 1.8%
5,700,000	CNO Financial Group, Inc.	5.250	05/30/2025	5,766,052
6,013,000	Genworth Holdings, Inc.	7.625	09/24/2021	5,577,057
7,000,000	Genworth Holdings, Inc.	4.800	02/15/2024	5,705,000
2,600,000	MGIC Investment Corp.	5.750	08/15/2023	2,723,500
2,400,000	Radian Group, Inc.	5.250	06/15/2020	2,514,000

				22,285,609

	Internet - 1.7%
2,270,000	Expedia, Inc.	5.950	08/15/2020	2,498,024
2,400,000	Expedia, Inc.	5.000	02/15/2026	2,527,829
3,663,000	Match Group, Inc.	6.750	12/15/2022	3,869,044
2,100,000	Netflix, Inc.	5.375	02/01/2021	2,265,375
2,200,000	Netflix, Inc.(a)	4.375	11/15/2026	2,161,500
3,863,000	VeriSign, Inc.	4.625	05/01/2023	3,924,422
3,261,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	3,462,790

				20,708,984

	Iron/Steel - 1.7%
4,100,000	AK Steel Corp.	7.500	07/15/2023	4,501,308
2,870,000	Allegheny Technologies, Inc.	5.950	01/15/2021	2,841,300
2,850,000	Allegheny Technologies, Inc.	7.875	08/15/2023	2,892,750
4,455,000	Commercial Metals Co.	7.350	08/15/2018	4,800,262
2,850,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,964,000
2,850,000	Steel Dynamics, Inc.	5.500	10/01/2024	3,031,688

				21,031,308

	Leisure Time - 0.8%
6,800,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	7,378,000
2,600,000	Vista Outdoor, Inc.	5.875	10/01/2023	2,720,250

				10,098,250

	Lodging - 1.3%
3,895,000	Boyd Gaming Corp.(a)	6.375	04/01/2026	4,196,862
3,702,000	Choice Hotels International, Inc.	5.750	07/01/2022	3,998,160
3,900,000	MGM Resorts International	6.625	12/15/2021	4,358,250
3,890,000	MGM Resorts International	6.000	03/15/2023	4,191,475

				16,744,747

	Machinery-Construction & Mining - 0.5%
5,282,000	Joy Global, Inc.	5.125	10/15/2021	5,743,594
978,000	Terex Corp.	6.000	05/15/2021	1,005,775

				6,749,369

	Machinery-Diversified - 0.2%
2,812,000	Zebra Technologies Corp.	7.250	10/15/2022	3,043,990

	Media - 4.5%
3,950,000	AMC Networks, Inc.	5.000	04/01/2024	4,043,813
4,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	4,306,155
4,150,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	4,371,149
7,250,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	7,605,250
4,629,000	DISH DBS Corp.	7.750	07/01/2026	5,193,183
4,721,000	DISH DBS Corp.	6.750	06/01/2021	5,083,950
2,300,000	LIN Television Corp.	5.875	11/15/2022	2,357,500
3,350,000	McClatchy Co. (The)	9.000	12/15/2022	3,584,500
6,350,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	6,500,813
3,567,000	Sinclair Television Group, Inc.	6.125	10/01/2022	3,747,597
5,141,000	TEGNA, Inc.	6.375	10/15/2023	5,455,886

Schedule of Investments

$4,610,000	Tribune Media Co.	5.875%	07/15/2022	$4,679,150

				56,928,946

	Mining - 2.0%
9,430,000	Freeport-McMoRan, Inc.	2.375	03/15/2018	9,448,860
11,900,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	11,186,000
2,100,000	Hecla Mining Co.	6.875	05/01/2021	2,184,000
2,500,000	Kaiser Aluminum Corp.	5.875	05/15/2024	2,625,000

				25,443,860

	Miscellaneous Manufacturing - 0.5%
5,846,000	Trinity Industries, Inc.	4.550	10/01/2024	5,874,610

	Office/Business Equipment - 0.5%
5,415,000	CDW LLC/CDW Finance Corp.	6.000	08/15/2022	5,733,131

	Oil & Gas - 16.3%
5,458,000	Anadarko Petroleum Corp.	8.700	03/15/2019	6,209,174
4,425,000	Antero Resources Corp.	5.625	06/01/2023	4,535,625
1,300,000	Callon Petroleum Co.(a)	6.125	10/01/2024	1,382,875
2,900,000	Carrizo Oil & Gas, Inc.	6.250	04/15/2023	2,990,625
5,400,000	Concho Resources, Inc.	5.500	04/01/2023	5,629,500
7,900,000	Continental Resources, Inc./Ok	3.800	06/01/2024	7,416,125
5,900,000	Devon Energy Corp.	4.000	07/15/2021	6,105,373
6,175,000	Devon Energy Corp.	3.250	05/15/2022	6,203,306
8,238,000	Diamond Offshore Drilling, Inc.	5.875	05/01/2019	8,608,710
1,800,000	Diamondback Energy, Inc.(a)	4.750	11/01/2024	1,806,750
4,849,000	Energen Corp.	4.625	09/01/2021	4,836,877
2,730,000	Gulfport Energy Corp.(a)	6.000	10/15/2024	2,794,837
13,200,000	Hess Corp.	4.300	04/01/2027	13,248,946
5,725,000	Kerr-McGee Corp.	6.950	07/01/2024	6,868,449
3,525,000	Laredo Petroleum, Inc.	5.625	01/15/2022	3,595,500
6,000,000	Marathon Oil Corp.	5.900	03/15/2018	6,248,802
7,120,000	Marathon Oil Corp.	2.800	11/01/2022	6,887,254
1,500,000	Matador Resources Co.	6.875	04/15/2023	1,590,000
11,300,000	Murphy Oil Corp.	4.700	12/01/2022	11,123,437
6,775,000	Murphy Oil USA, Inc.	6.000	08/15/2023	7,130,687
3,508,000	Nabors Industries, Inc.	5.000	09/15/2020	3,658,844
3,550,000	Nabors Industries, Inc.(a)	5.500	01/15/2023	3,727,500
2,035,000	Newfield Exploration Co.	5.750	01/30/2022	2,177,450
5,700,000	Newfield Exploration Co.	5.625	07/01/2024	6,027,750
6,275,000	PBF Holding Co LLC/PBF Finance Corp.	7.000	11/15/2023	6,416,188
2,156,000	PDC Energy, Inc.	7.750	10/15/2022	2,298,835
2,625,000	QEP Resources, Inc.	6.875	03/01/2021	2,789,063
2,800,000	QEP Resources, Inc.	5.250	05/01/2023	2,800,000
2,568,000	Range Resources Corp.(a)	5.750	06/01/2021	2,702,820
2,378,000	Range Resources Corp.(a)	5.000	03/15/2023	2,366,110
2,300,000	Rice Energy, Inc.	6.250	05/01/2022	2,397,750
4,700,000	Rowan Cos., Inc.	4.875	06/01/2022	4,494,375
1,760,000	RSP Permian, Inc.	6.625	10/01/2022	1,867,800
5,750,000	SM Energy Co.	6.125	11/15/2022	5,965,625
4,400,000	Southwestern Energy Co.	5.800	01/23/2020	4,565,000
4,622,000	Southwestern Energy Co.	6.700	01/23/2025	4,656,665
4,782,000	Tesoro Corp.	4.250	10/01/2017	4,872,954
3,723,000	Tesoro Corp.	5.375	10/01/2022	3,871,920
2,000,000	Tesoro Corp.(a)	4.750	12/15/2023	2,062,500
7,500,000	Unit Corp.	6.625	05/15/2021	7,481,250
6,943,000	Western Refining, Inc.	6.250	04/01/2021	7,220,720
4,350,000	WPX Energy, Inc.	6.000	01/15/2022	4,545,750

				204,179,721

	Oil & Gas Services - 0.6%
4,378,000	Bristow Group, Inc.	6.250	10/15/2022	3,934,727
3,417,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	3,468,255

				7,402,982

	Packaging & Containers - 2.2%
3,100,000	Ball Corp.	4.375	12/15/2020	3,268,563
3,122,000	Ball Corp.	4.000	11/15/2023	3,110,292
5,030,000	Berry Plastics Corp.	5.125	07/15/2023	5,171,846

Schedule of Investments

$6,600,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500%	01/15/2023	$6,773,250
4,493,000	Graphic Packaging International, Inc.	4.750	04/15/2021	4,761,187
3,912,000	Silgan Holdings, Inc.	5.000	04/01/2020	3,985,350

				27,070,488

	Pipelines - 3.8%
4,900,000	Enable Midstream Partners LP	2.400	05/15/2019	4,852,970
5,365,000	Enable Midstream Partners LP	3.900	05/15/2024	5,174,929
9,820,000	ONEOK, Inc.	4.250	02/01/2022	10,065,500
3,600,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/2022	3,600,000
1,800,000	Sabine Pass Liquefaction LLC	5.625	02/01/2021	1,953,000
1,600,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	1,750,000
6,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	5,940,000
6,400,000	Williams Cos., Inc. (The)	7.875	09/01/2021	7,484,800
7,287,000	Williams Cos., Inc. (The)	4.550	06/24/2024	7,414,522

				48,235,721

	Real Estate - 0.2%
2,280,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,363,448

	REITs - 3.8%
1,900,000	CyrusOne LP/CyrusOne Finance Corp.	6.375	11/15/2022	2,014,000
2,552,000	DuPont Fabros Technology LP	5.875	09/15/2021	2,668,435
4,501,000	Equinix, Inc.	5.375	04/01/2023	4,732,036
2,150,000	FelCor Lodging LP	6.000	06/01/2025	2,273,625
3,650,000	GEO Group, Inc. (The)	6.000	04/15/2026	3,695,625
7,200,000	Iron Mountain, Inc.	5.750	08/15/2024	7,344,000
2,566,000	iStar, Inc.	4.000	11/01/2017	2,585,245
2,480,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	2,631,900
3,300,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	3,349,500
2,675,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	2,775,313
8,820,000	Starwood Property Trust, Inc.(a)	5.000	12/15/2021	8,985,375
2,400,000	VEREIT Operating Partnership LP	3.000	02/06/2019	2,407,632
2,200,000	VEREIT Operating Partnership LP	4.600	02/06/2024	2,249,324

				47,712,010

	Retail - 6.0%
3,949,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	4,057,598
5,481,000	CST Brands, Inc.	5.000	05/01/2023	5,707,091
5,905,000	Dollar Tree, Inc.	5.750	03/01/2023	6,282,920
9,100,000	Gap, Inc. (The)	5.950	04/12/2021	9,610,537
4,520,000	Group 1 Automotive, Inc.	5.000	06/01/2022	4,599,100
4,910,000	L Brands, Inc.	6.625	04/01/2021	5,413,275
5,087,000	L Brands, Inc.	5.625	02/15/2022	5,349,489
5,927,000	Penske Automotive Group, Inc.	5.750	10/01/2022	6,134,445
5,000,000	PVH Corp.	4.500	12/15/2022	5,093,750
3,740,000	QVC, Inc.	3.125	04/01/2019	3,800,775
4,035,000	QVC, Inc.	4.375	03/15/2023	4,072,598
4,154,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/2022	4,318,083
10,100,000	Yum! Brands, Inc.	3.750	11/01/2021	10,289,375

				74,729,036

	Semiconductors - 1.7%
4,520,000	Amkor Technology, Inc.	6.625	06/01/2021	4,630,559
11,832,000	Micron Technology, Inc.	5.500	02/01/2025	11,950,320
3,800,000	Qorvo, Inc.	7.000	12/01/2025	4,218,000

				20,798,879

	Software - 0.2%
2,211,000	SS&C Technologies Holdings, Inc.	5.875	07/15/2023	2,310,495

	Telecommunications - 4.9%
2,400,000	Anixter, Inc.	5.125	10/01/2021	2,511,000
2,400,000	Anixter, Inc.	5.500	03/01/2023	2,511,000
7,310,000	CenturyLink, Inc., Series S	6.450	06/15/2021	7,803,425
7,609,000	CenturyLink, Inc., Series Y	7.500	04/01/2024	8,075,051
4,251,000	Frontier Communications Corp.	8.500	04/15/2020	4,545,807
4,531,000	Frontier Communications Corp.	11.000	09/15/2025	4,598,965
2,000,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,208,980
2,150,000	Hughes Satellite Systems Corp.(a)	6.625	08/01/2026	2,225,250

Schedule of Investments

$6,772,000	Level 3 Financing, Inc.	5.375%	08/15/2022	$7,009,020
5,134,000	T-Mobile USA, Inc.	6.250	04/01/2021	5,332,686
5,286,000	T-Mobile USA, Inc.	6.500	01/15/2026	5,821,207
2,525,000	ViaSat, Inc.	6.875	06/15/2020	2,596,016
2,788,000	Windstream Services LLC	7.750	10/15/2020	2,861,185
3,300,000	Windstream Services LLC	6.375	08/01/2023	2,970,000

				61,069,592

	Total Corporate Bonds (Cost $1,201,429,230)			1,231,089,118

Number of Shares
	Money Market Fund - 0.3%
3,660,680	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b) (Cost $3,660,680)			3,660,680

	Total Investments (Cost $1,205,089,910)(c) - 98.6%			1,234,749,798
	Other assets less liabilities - 1.4%			17,341,465

	Net Assets - 100.0%			$1,252,091,263

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $76,051,270, which represented 6.07% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,205,268,878. The net unrealized appreciation was $29,480,920, which consisted of aggregate gross unrealized appreciation of $33,268,385 and aggregate gross unrealized depreciation of $3,787,465.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 99.0%
	Advertising - 0.6%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$102,889
200,000	Omnicom Group, Inc.	4.450	08/15/2020	213,011
50,000	Omnicom Group, Inc.	3.625	05/01/2022	51,539

				367,439

	Aerospace/Defense - 2.7%
100,000	Boeing Co. (The)	4.875	02/15/2020	108,727
100,000	General Dynamics Corp.	1.000	11/15/2017	99,889
100,000	General Dynamics Corp.	2.250	11/15/2022	98,733
300,000	L3 Technologies, Inc.	5.200	10/15/2019	322,893
200,000	Lockheed Martin Corp.	2.500	11/23/2020	201,813
200,000	Lockheed Martin Corp.	3.550	01/15/2026	202,396
100,000	Northrop Grumman Corp.	1.750	06/01/2018	100,301
50,000	Northrop Grumman Corp.	3.250	08/01/2023	51,178
200,000	Raytheon Co.	3.125	10/15/2020	207,675
100,000	Raytheon Co.	2.500	12/15/2022	99,622
100,000	United Technologies Corp.	1.800	06/01/2017	100,232
100,000	United Technologies Corp.	3.100	06/01/2022	102,664

				1,696,123

	Agriculture - 2.2%
100,000	Altria Group, Inc.	4.750	05/05/2021	108,815
200,000	Altria Group, Inc.	2.850	08/09/2022	199,956
100,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	94,662
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/2019	114,355
238,000	Philip Morris International, Inc.	5.650	05/16/2018	250,179
175,000	Philip Morris International, Inc.	3.250	11/10/2024	175,405
100,000	Reynolds American, Inc.	6.875	05/01/2020	113,648
200,000	Reynolds American, Inc.	3.250	06/12/2020	205,289
100,000	Reynolds American, Inc.	4.450	06/12/2025	104,994

				1,367,303

	Airlines - 0.3%
200,000	Southwest Airlines Co.	2.650	11/05/2020	201,621

	Apparel - 0.7%
100,000	NIKE, Inc.	2.375	11/01/2026	94,062
200,000	Under Armour, Inc.	3.250	06/15/2026	186,204
180,000	VF Corp.	3.500	09/01/2021	188,080

				468,346

	Auto Manufacturers - 0.8%
200,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	222,696
100,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	100,058
200,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	198,227

				520,981

	Auto Parts & Equipment - 0.2%
100,000	Lear Corp.	5.250	01/15/2025	106,610

	Banks - 10.6%
300,000	Bank of America Corp., GMTN	3.300	01/11/2023	300,942
288,000	Bank of America Corp., MTN	6.875	04/25/2018	305,212
250,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	260,088
150,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	143,416
200,000	BB&T Corp., MTN	2.450	01/15/2020	202,008
100,000	Branch Banking & Trust Co.	3.625	09/16/2025	101,775
200,000	Capital One Financial Corp.	4.200	10/29/2025	200,830
200,000	Capital One NA, BKNT	1.650	02/05/2018	199,988
200,000	Citigroup, Inc.	4.500	01/14/2022	213,066

Schedule of Investments

$200,000	Citigroup, Inc.	3.200%	10/21/2026	$189,837
100,000	Citizens Bank NA, MTN	2.450	12/04/2019	100,581
50,000	Discover Bank	4.200	08/08/2023	52,114
100,000	Fifth Third Bancorp	4.300	01/16/2024	103,501
200,000	Fifth Third Bank	2.250	06/14/2021	197,574
199,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/2018	208,875
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	56,193
200,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	206,503
325,000	JPMorgan Chase & Co.	6.000	01/15/2018	338,440
300,000	JPMorgan Chase & Co.	2.950	10/01/2026	284,048
120,000	KeyCorp, MTN	5.100	03/24/2021	131,307
250,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	244,701
100,000	Morgan Stanley, GMTN	6.625	04/01/2018	105,499
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	102,274
100,000	Northern Trust Corp.	3.450	11/04/2020	104,237
150,000	Northern Trust Corp.	3.950	10/30/2025	156,906
250,000	PNC Bank NA	2.700	11/01/2022	247,476
100,000	Regions Financial Corp.	3.200	02/08/2021	101,841
100,000	State Street Corp.	2.550	08/18/2020	101,241
200,000	State Street Corp.	3.550	08/18/2025	204,505
200,000	SunTrust Bank, BKNT	2.750	05/01/2023	196,297
200,000	SunTrust Banks, Inc.	2.350	11/01/2018	201,860
200,000	US Bancorp, MTN	2.950	07/15/2022	202,039
100,000	US Bank NA, BKNT	2.125	10/28/2019	100,463
350,000	Wells Fargo & Co.	5.625	12/11/2017	362,154
350,000	Wells Fargo & Co.	3.000	04/22/2026	333,751
150,000	Westpac Banking Corp. (Australia)	2.300	05/26/2020	149,314

				6,710,856

	Beverages - 1.7%
150,000	Coca-Cola Co. (The)	1.650	11/01/2018	150,599
200,000	Coca-Cola Co. (The)	2.875	10/27/2025	197,509
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/2020	104,633
100,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	100,087
100,000	Molson Coors Brewing Co.	2.100	07/15/2021	97,642
100,000	Molson Coors Brewing Co.	3.000	07/15/2026	94,256
200,000	PepsiCo, Inc.	2.150	10/14/2020	200,925
100,000	PepsiCo, Inc.	2.750	03/01/2023	100,784

				1,046,435

	Biotechnology - 1.1%
100,000	Amgen, Inc.	3.875	11/15/2021	105,040
200,000	Biogen, Inc.	2.900	09/15/2020	203,430
175,000	Biogen, Inc.	4.050	09/15/2025	179,809
100,000	Celgene Corp.	3.875	08/15/2025	101,349
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	101,743

				691,371

	Building Materials - 0.5%
200,000	Johnson Controls International PLC	4.250	03/01/2021	212,118
100,000	Johnson Controls International PLC	3.900	02/14/2026	102,501

				314,619

	Chemicals - 2.7%
200,000	Dow Chemical Co. (The)	8.550	05/15/2019	228,758
100,000	Dow Chemical Co. (The)	3.000	11/15/2022	100,464
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/2018	106,322
100,000	E.I. du Pont de Nemours & Co.	2.800	02/15/2023	99,047
100,000	Eastman Chemical Co.	2.700	01/15/2020	101,137
100,000	Eastman Chemical Co.	3.600	08/15/2022	102,715
200,000	Lyondellbasell Industries NV	5.750	04/15/2024	228,556
150,000	LyondellBasell Industries NV	5.000	04/15/2019	158,706
65,000	Monsanto Co.	3.375	07/15/2024	65,355
148,000	Mosaic Co. (The)	4.250	11/15/2023	152,376
100,000	Praxair, Inc.	4.500	08/15/2019	106,354
95,000	Praxair, Inc.	3.200	01/30/2026	96,090
100,000	Sherwin-Williams Co. (The)	1.350	12/15/2017	99,884
60,000	Westlake Chemical Corp.(a)	3.600	08/15/2026	58,370

				1,704,134

Schedule of Investments

	Commercial Services - 1.0%
$200,000	Automatic Data Processing, Inc.	2.250%	09/15/2020	$202,057
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	153,732
100,000	Block Financial LLC	4.125	10/01/2020	102,578
50,000	Block Financial LLC	5.500	11/01/2022	53,666
100,000	Ecolab, Inc.	4.350	12/08/2021	108,194

				620,227

	Computers - 2.5%
187,000	Apple, Inc.	1.000	05/03/2018	186,405
250,000	Apple, Inc.	2.400	05/03/2023	244,782
100,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	102,741
100,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	104,314
100,000	HP, Inc.	4.650	12/09/2021	106,851
150,000	International Business Machines Corp.	5.700	09/14/2017	154,237
200,000	International Business Machines Corp.	3.625	02/12/2024	207,167
200,000	NetApp, Inc.	2.000	12/15/2017	200,726
300,000	Seagate HDD Cayman	4.750	01/01/2025	291,563

				1,598,786

	Cosmetics/Personal Care - 1.0%
100,000	Colgate-Palmolive Co., MTN	1.750	03/15/2019	100,427
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	149,874
200,000	Procter & Gamble Co. (The)	1.600	11/15/2018	200,776
200,000	Procter & Gamble Co. (The)	3.100	08/15/2023	205,975

				657,052

	Diversified Financial Services - 3.4%
100,000	American Express Co.	7.000	03/19/2018	105,837
100,000	American Express Co.	3.625	12/05/2024	101,166
50,000	Ameriprise Financial, Inc.	5.300	03/15/2020	54,210
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	105,306
100,000	BlackRock, Inc.	3.500	03/18/2024	103,276
100,000	BlackRock, Inc., Series 2	5.000	12/10/2019	108,497
120,000	Charles Schwab Corp. (The)	4.450	07/22/2020	128,782
100,000	CME Group, Inc.	3.000	09/15/2022	102,553
100,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	101,650
100,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	103,100
200,000	Jefferies Group LLC	6.875	04/15/2021	227,585
150,000	MasterCard, Inc.	3.375	04/01/2024	154,548
100,000	NASDAQ, Inc.	5.550	01/15/2020	108,100
100,000	Raymond James Financial, Inc.	3.625	09/15/2026	98,096
250,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	253,071
200,000	Visa, Inc.	2.200	12/14/2020	200,999
100,000	Visa, Inc.	3.150	12/14/2025	99,987

				2,156,763

	Electric - 4.7%
121,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	132,677
100,000	Consumers Energy Co.	6.700	09/15/2019	112,035
90,000	Dominion Resources, Inc.	3.900	10/01/2025	92,126
150,000	DTE Energy Co.	2.850	10/01/2026	139,953
200,000	Duke Energy Corp.	1.800	09/01/2021	193,090
100,000	Duke Energy Corp.	2.650	09/01/2026	93,630
100,000	Entergy Texas, Inc.	7.125	02/01/2019	110,027
100,000	Exelon Corp.	3.950	06/15/2025	102,198
200,000	Exelon Generation Co. LLC	2.950	01/15/2020	202,673
100,000	Florida Power & Light Co.	3.250	06/01/2024	103,037
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/2019	162,008
30,000	Ohio Power Co., Series M	5.375	10/01/2021	33,525
200,000	Pacific Gas & Electric Co.	3.500	10/01/2020	207,960
100,000	Pacific Gas & Electric Co.	3.500	06/15/2025	102,181
150,000	PPL Capital Funding, Inc.	3.400	06/01/2023	151,417
100,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	98,157
100,000	Southern California Edison Co.	3.875	06/01/2021	106,129
100,000	Southern Co. (The)	1.850	07/01/2019	99,731
100,000	Southern Co. (The)	3.250	07/01/2026	96,919
100,000	Virginia Electric & Power Co.	5.400	04/30/2018	104,649
100,000	WEC Energy Group, Inc.	3.550	06/15/2025	101,822
150,000	Xcel Energy, Inc.	4.700	05/15/2020	159,918

Schedule of Investments

$300,000	Xcel Energy, Inc.	3.300%	06/01/2025	$300,371

				3,006,233

	Electrical Components & Equipment - 0.5%
200,000	Emerson Electric Co.	4.875	10/15/2019	215,861
100,000	Emerson Electric Co.	2.625	02/15/2023	100,683

				316,544

	Electronics - 1.3%
100,000	Agilent Technologies, Inc.	5.000	07/15/2020	108,253
100,000	Agilent Technologies, Inc.	3.875	07/15/2023	104,003
100,000	Amphenol Corp.	2.550	01/30/2019	101,284
100,000	Amphenol Corp.	4.000	02/01/2022	104,993
100,000	Avnet, Inc.	4.625	04/15/2026	100,947
100,000	Flex Ltd.	4.750	06/15/2025	105,479
100,000	Honeywell International, Inc.	1.850	11/01/2021	97,925
100,000	Honeywell International, Inc.	2.500	11/01/2026	94,315

				817,199

	Engineering & Construction - 0.4%
150,000	Fluor Corp.	3.375	09/15/2021	154,533
100,000	Fluor Corp.	3.500	12/15/2024	102,765

				257,298

	Environmental Control - 0.7%
100,000	Republic Services, Inc.	5.000	03/01/2020	108,304
200,000	Republic Services, Inc.	3.550	06/01/2022	208,186
100,000	Waste Management, Inc.	4.750	06/30/2020	108,026

				424,516

	Food - 2.9%
100,000	Campbell Soup Co.	4.250	04/15/2021	106,711
100,000	ConAgra Brands, Inc.	3.200	01/25/2023	100,239
100,000	General Mills, Inc.	3.150	12/15/2021	102,694
200,000	Hershey Co. (The)	2.300	08/15/2026	187,144
100,000	JM Smucker Co. (The)	3.500	03/15/2025	100,986
100,000	Kellogg Co.	4.000	12/15/2020	105,898
100,000	Kellogg Co.	3.250	04/01/2026	97,700
100,000	Kraft Heinz Foods Co.	3.950	07/15/2025	101,220
100,000	Kroger Co. (The)	6.150	01/15/2020	111,263
100,000	Kroger Co. (The)	2.650	10/15/2026	92,512
100,000	Mondelez International, Inc.	5.375	02/10/2020	108,593
100,000	Mondelez International, Inc.	4.000	02/01/2024	105,773
100,000	Sysco Corp.	5.250	02/12/2018	103,733
100,000	Sysco Corp.	3.300	07/15/2026	98,019
100,000	Tyson Foods, Inc.	2.650	08/15/2019	101,405
100,000	Tyson Foods, Inc.	3.950	08/15/2024	101,812
100,000	Whole Foods Market, Inc.	5.200	12/03/2025	106,310

				1,832,012

	Forest Products & Paper - 0.6%
70,000	International Paper Co.	7.950	06/15/2018	75,680
200,000	International Paper Co.	7.500	08/15/2021	239,506
100,000	International Paper Co.	3.000	02/15/2027	94,068

				409,254

	Gas - 0.9%
100,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	105,811
100,000	National Fuel Gas Co.	4.900	12/01/2021	106,253
100,000	NiSource Finance Corp.	6.800	01/15/2019	109,079
100,000	NiSource Finance Corp.	6.125	03/01/2022	114,977
100,000	Sempra Energy	4.050	12/01/2023	105,205

				541,325

	Hand/Machine Tools - 0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	100,869

	Healthcare-Products - 1.9%
150,000	Abbott Laboratories	5.125	04/01/2019	159,307
100,000	Baxter International, Inc.	2.600	08/15/2026	92,613

Schedule of Investments

$100,000	Becton Dickinson and Co.	3.734%	12/15/2024	$102,670
100,000	Boston Scientific Corp.	3.850	05/15/2025	100,887
200,000	Danaher Corp.	2.400	09/15/2020	201,383
100,000	Stryker Corp.	3.500	03/15/2026	100,793
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	106,783
200,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	210,025
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	97,801

				1,172,262

	Healthcare-Services - 2.1%
100,000	Aetna, Inc.	2.400	06/15/2021	100,467
100,000	Aetna, Inc.	3.200	06/15/2026	100,063
100,000	Anthem, Inc.	2.250	08/15/2019	100,469
100,000	Anthem, Inc.	3.125	05/15/2022	100,008
100,000	Cigna Corp.	4.000	02/15/2022	104,626
200,000	Humana, Inc.	3.150	12/01/2022	200,526
100,000	Laboratory Corp. of America Holdings	2.200	08/23/2017	100,421
100,000	Quest Diagnostics, Inc.	4.700	04/01/2021	107,380
170,000	UnitedHealth Group, Inc.	2.700	07/15/2020	172,892
250,000	UnitedHealth Group, Inc.	2.875	03/15/2022	253,304

				1,340,156

	Home Builders - 0.3%
200,000	NVR, Inc.	3.950	09/15/2022	206,115

	Household Products/Wares - 0.6%
100,000	Clorox Co. (The)	3.050	09/15/2022	101,640
300,000	Kimberly-Clark Corp.	6.125	08/01/2017	307,418

				409,058

	Housewares - 0.5%
100,000	Newell Brands, Inc.	2.600	03/29/2019	101,295
100,000	Newell Brands, Inc.	4.200	04/01/2026	103,701
100,000	Tupperware Brands Corp.	4.750	06/01/2021	107,574

				312,570

	Insurance - 5.7%
200,000	Aflac, Inc.	3.625	06/15/2023	207,514
200,000	Allstate Corp. (The)	3.150	06/15/2023	203,883
200,000	American International Group, Inc.	3.300	03/01/2021	205,272
200,000	American International Group, Inc.	4.875	06/01/2022	218,316
239,000	Berkshire Hathaway Finance Corp.	5.400	05/15/2018	251,449
200,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	198,540
100,000	Brown & Brown, Inc.	4.200	09/15/2024	100,663
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	100,329
200,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	202,084
150,000	Hartford Financial Services Group, Inc. (The)	5.500	03/30/2020	164,127
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	221,803
150,000	Loews Corp.	2.625	05/15/2023	147,060
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	217,514
200,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	203,898
200,000	MetLife, Inc.	4.750	02/08/2021	216,947
200,000	MetLife, Inc.	3.600	04/10/2024	205,378
100,000	Progressive Corp. (The)	2.450	01/15/2027	93,146
150,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	152,659
200,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	212,334
100,000	Voya Financial, Inc.	2.900	02/15/2018	101,096

				3,624,012

	Internet - 1.4%
100,000	Alphabet, Inc.	3.625	05/19/2021	106,504
100,000	Alphabet, Inc.	3.375	02/25/2024	104,036
50,000	Amazon.com, Inc.	1.200	11/29/2017	50,007
100,000	Amazon.com, Inc.	2.500	11/29/2022	99,006
100,000	eBay, Inc.	1.350	07/15/2017	100,016
200,000	eBay, Inc.	2.600	07/15/2022	194,411
250,000	Symantec Corp.	4.200	09/15/2020	258,528

				912,508

Schedule of Investments

	Iron/Steel - 0.5%
$200,000	Nucor Corp.	5.750%	12/01/2017	$206,661
100,000	Nucor Corp.	4.125	09/15/2022	106,697

				313,358

	Leisure Time - 0.3%
200,000	Carnival Corp.	3.950	10/15/2020	211,176

	Lodging - 0.5%
200,000	Marriott International, Inc.	3.000	03/01/2019	203,635
100,000	Wyndham Worldwide Corp.	4.250	03/01/2022	103,651

				307,286

	Machinery-Construction & Mining - 0.5%
200,000	Caterpillar, Inc.	3.900	05/27/2021	211,959
100,000	Caterpillar, Inc.	3.400	05/15/2024	102,662

				314,621

	Machinery-Diversified - 1.1%
250,000	Cummins, Inc.	3.650	10/01/2023	261,390
150,000	Deere & Co.	2.600	06/08/2022	150,044
100,000	John Deere Capital Corp., MTN	1.950	01/08/2019	100,636
100,000	Roper Technologies, Inc.	6.250	09/01/2019	109,804
100,000	Wabtec Corp.(a)	3.450	11/15/2026	96,728

				718,602

	Media - 2.4%
100,000	21st Century Fox America, Inc.	4.500	02/15/2021	106,983
100,000	21st Century Fox America, Inc.	3.000	09/15/2022	100,270
100,000	CBS Corp.	2.300	08/15/2019	100,405
100,000	CBS Corp.	3.375	03/01/2022	101,998
200,000	Comcast Corp.	3.150	03/01/2026	195,893
100,000	Discovery Communications LLC	3.300	05/15/2022	99,647
100,000	NBCUniversal Media LLC	5.150	04/30/2020	109,484
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/2024	101,792
100,000	Time Warner, Inc.	4.875	03/15/2020	107,274
100,000	Time Warner, Inc.	3.800	02/15/2027	97,739
200,000	Viacom, Inc.	4.250	09/01/2023	201,274
100,000	Walt Disney Co. (The), GMTN	1.100	12/01/2017	99,926
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	99,099

				1,521,784

	Mining - 0.5%
100,000	Goldcorp, Inc. (Canada)	3.625	06/09/2021	102,651
200,000	Newmont Mining Corp.	3.500	03/15/2022	204,998

				307,649

	Miscellaneous Manufacturing - 1.7%
200,000	3M Co., GMTN	2.000	06/26/2022	197,240
100,000	Eaton Corp.	1.500	11/02/2017	100,048
200,000	Eaton Corp.	2.750	11/02/2022	199,758
250,000	General Electric Co.	2.700	10/09/2022	251,387
100,000	Illinois Tool Works, Inc.	6.250	04/01/2019	109,342
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/2018	107,822
100,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	101,013

				1,066,610

	Office/Business Equipment - 0.6%
100,000	Pitney Bowes, Inc.	3.375	10/01/2021	98,592
100,000	Pitney Bowes, Inc.	4.625	03/15/2024	98,897
200,000	Xerox Corp.	4.500	05/15/2021	207,634

				405,123

	Oil & Gas - 5.5%
100,000	Apache Corp.	3.625	02/01/2021	103,917
115,000	Apache Corp.	3.250	04/15/2022	117,329
200,000	Chevron Corp.	1.104	12/05/2017	199,724
300,000	Chevron Corp.	2.355	12/05/2022	295,163
100,000	Cimarex Energy Co.	4.375	06/01/2024	104,639
200,000	ConocoPhillips	5.750	02/01/2019	215,616

Schedule of Investments

$150,000	ConocoPhillips Co.	4.950%	03/15/2026	$165,069
150,000	EOG Resources, Inc.	5.625	06/01/2019	162,613
100,000	EOG Resources, Inc.	2.625	03/15/2023	97,554
100,000	EQT Corp.	4.875	11/15/2021	106,986
400,000	Exxon Mobil Corp.	2.222	03/01/2021	400,677
400,000	Exxon Mobil Corp.	3.043	03/01/2026	396,904
100,000	HollyFrontier Corp.	5.875	04/01/2026	104,010
200,000	Marathon Petroleum Corp.	5.125	03/01/2021	217,630
100,000	Marathon Petroleum Corp.	3.625	09/15/2024	98,226
100,000	Noble Energy, Inc.	4.150	12/15/2021	104,834
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	99,161
200,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	212,533
100,000	Pioneer Natural Resources Co.	3.950	07/15/2022	103,949
100,000	Valero Energy Corp.	6.125	02/01/2020	110,839
100,000	Valero Energy Corp.	3.400	09/15/2026	96,192

				3,513,565

	Oil & Gas Services - 1.6%
250,000	Baker Hughes, Inc.	3.200	08/15/2021	256,610
150,000	FMC Technologies, Inc.	3.450	10/01/2022	150,159
200,000	Halliburton Co.	3.800	11/15/2025	203,793
100,000	National Oilwell Varco, Inc.	2.600	12/01/2022	94,058
300,000	Schlumberger Investment SA	3.650	12/01/2023	316,317

				1,020,937

	Packaging & Containers - 0.2%
100,000	Packaging Corp. of America	4.500	11/01/2023	106,050

	Pharmaceuticals - 5.5%
200,000	AbbVie, Inc.	2.500	05/14/2020	201,061
100,000	AbbVie, Inc.	3.600	05/14/2025	98,590
200,000	Actavis Funding SCS	3.000	03/12/2020	203,267
100,000	Actavis Funding SCS	3.800	03/15/2025	99,992
100,000	AmerisourceBergen Corp.	3.500	11/15/2021	103,162
100,000	AmerisourceBergen Corp.	3.250	03/01/2025	99,504
100,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	97,427
100,000	Cardinal Health, Inc.	3.200	03/15/2023	101,418
100,000	Eli Lilly & Co.	5.200	03/15/2017	100,512
200,000	Eli Lilly & Co.	2.750	06/01/2025	196,521
100,000	Express Scripts Holding Co.	4.750	11/15/2021	107,444
200,000	Express Scripts Holding Co.	3.400	03/01/2027	186,800
200,000	Johnson & Johnson	5.550	08/15/2017	204,864
200,000	Johnson & Johnson	2.450	03/01/2026	191,330
100,000	McKesson Corp.	2.284	03/15/2019	100,409
200,000	McKesson Corp.	3.796	03/15/2024	205,189
15,000	Mead Johnson Nutrition Co.	4.900	11/01/2019	16,092
100,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	102,599
200,000	Merck & Co., Inc.	2.750	02/10/2025	197,126
150,000	Merck Sharp & Dohme Corp.	5.000	06/30/2019	161,162
100,000	Mylan NV(a)	3.950	06/15/2026	94,841
200,000	Pfizer, Inc.	2.100	05/15/2019	202,294
200,000	Pfizer, Inc.	2.750	06/03/2026	193,661
100,000	Zoetis, Inc.	1.875	02/01/2018	100,152
100,000	Zoetis, Inc.	3.250	02/01/2023	100,410

				3,465,827

	Pipelines - 1.6%
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	101,871
100,000	Kinder Morgan, Inc.	4.300	06/01/2025	102,855
100,000	Phillips 66 Partners LP	3.605	02/15/2025	98,826
200,000	Spectra Energy Capital LLC	6.200	04/15/2018	209,425
200,000	Spectra Energy Partners LP	4.750	03/15/2024	213,539
150,000	Williams Partners LP	5.250	03/15/2020	162,614
100,000	Williams Partners LP	3.600	03/15/2022	101,717

				990,847

	Real Estate - 0.5%
100,000	CBRE Services, Inc.	5.000	03/15/2023	103,246
100,000	Prologis LP	3.350	02/01/2021	103,033

Schedule of Investments

$100,000	Prologis LP	4.250%	08/15/2023	$106,589

				312,868

	REITs - 3.3%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	105,957
100,000	American Tower Corp.	4.500	01/15/2018	102,560
100,000	American Tower Corp.	3.500	01/31/2023	100,420
100,000	Boston Properties LP	4.125	05/15/2021	105,673
100,000	Boston Properties LP	3.650	02/01/2026	99,257
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	73,955
100,000	DDR Corp.	3.625	02/01/2025	96,930
100,000	ERP Operating LP	4.625	12/15/2021	108,602
200,000	Essex Portfolio LP	3.500	04/01/2025	198,107
100,000	HCP, Inc.	5.375	02/01/2021	109,329
100,000	HCP, Inc.	3.875	08/15/2024	100,423
100,000	Hospitality Properties Trust	5.000	08/15/2022	105,392
150,000	Kimco Realty Corp.	3.200	05/01/2021	152,690
100,000	Kimco Realty Corp.	3.400	11/01/2022	101,681
100,000	Simon Property Group LP	5.650	02/01/2020	109,394
100,000	Simon Property Group LP	3.375	10/01/2024	101,108
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/2021	134,428
100,000	Welltower, Inc.	4.000	06/01/2025	101,940
100,000	Weyerhaeuser Co.	7.375	10/01/2019	112,170

				2,120,016

	Retail - 6.4%
100,000	AutoZone, Inc.	3.125	07/15/2023	99,308
100,000	Best Buy Co., Inc.	5.500	03/15/2021	108,768
100,000	Coach, Inc.	4.250	04/01/2025	100,619
300,000	Costco Wholesale Corp.	1.700	12/15/2019	300,389
200,000	CVS Health Corp.	2.800	07/20/2020	202,989
189,000	CVS Health Corp.	3.875	07/20/2025	194,325
100,000	Dollar General Corp.	4.125	07/15/2017	101,238
150,000	Dollar General Corp.	3.250	04/15/2023	148,852
100,000	Home Depot, Inc. (The)	2.250	09/10/2018	101,250
400,000	Home Depot, Inc. (The)	2.625	06/01/2022	403,041
100,000	Lowe’s Cos., Inc.	3.750	04/15/2021	105,863
100,000	Lowe’s Cos., Inc.	2.500	04/15/2026	94,496
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/2023	139,654
100,000	McDonald’s Corp., GMTN	5.350	03/01/2018	104,010
100,000	McDonald’s Corp., MTN	3.700	01/30/2026	101,613
100,000	Nordstrom, Inc.	6.250	01/15/2018	104,295
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	107,844
100,000	Staples, Inc.	2.750	01/12/2018	100,669
100,000	Staples, Inc.	4.375	01/12/2023	102,581
100,000	Starbucks Corp.	2.100	02/04/2021	99,854
100,000	Starbucks Corp.	3.850	10/01/2023	107,213
100,000	Target Corp.	2.900	01/15/2022	102,259
100,000	TJX Cos., Inc. (The)	2.750	06/15/2021	101,675
100,000	TJX Cos., Inc. (The)	2.500	05/15/2023	98,572
100,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	101,436
100,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	101,292
325,000	Wal-Mart Stores, Inc.	3.250	10/25/2020	341,257
300,000	Wal-Mart Stores, Inc.	2.550	04/11/2023	298,448

				4,073,810

	Savings & Loans - 0.2%
100,000	People’s United Financial, Inc.	3.650	12/06/2022	100,939

	Semiconductors - 2.3%
100,000	Analog Devices, Inc.	3.900	12/15/2025	102,200
100,000	Applied Materials, Inc.	4.300	06/15/2021	107,545
200,000	Intel Corp.	1.350	12/15/2017	200,287
300,000	Intel Corp.	3.300	10/01/2021	312,678
100,000	Intel Corp.	3.700	07/29/2025	105,102
200,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	201,088
200,000	QUALCOMM, Inc.	2.250	05/20/2020	200,462
100,000	QUALCOMM, Inc.	3.450	05/20/2025	100,258
100,000	Xilinx, Inc.	3.000	03/15/2021	101,561

				1,431,181

Schedule of Investments

	Software - 2.4%
$100,000	Activision Blizzard, Inc.(a)	3.400%	09/15/2026	$95,651
200,000	Adobe Systems, Inc.	3.250	02/01/2025	198,624
90,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	86,720
100,000	CA, Inc.	5.375	12/01/2019	108,870
100,000	Electronic Arts, Inc.	3.700	03/01/2021	103,541
200,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	207,073
100,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	108,892
200,000	Microsoft Corp.	1.550	08/08/2021	193,720
100,000	Microsoft Corp.	3.125	11/03/2025	99,939
100,000	Oracle Corp.	1.900	09/15/2021	97,662
200,000	Oracle Corp.	2.500	10/15/2022	197,797

				1,498,489

	Telecommunications - 2.4%
250,000	AT&T, Inc.	5.500	02/01/2018	259,371
305,000	AT&T, Inc.	3.400	05/15/2025	292,279
100,000	Cisco Systems, Inc.	4.450	01/15/2020	107,312
100,000	Cisco Systems, Inc.	2.500	09/20/2026	94,658
100,000	Juniper Networks, Inc.	4.500	03/15/2024	104,919
100,000	Motorola Solutions, Inc.	3.750	05/15/2022	101,679
200,000	Verizon Communications, Inc.	4.500	09/15/2020	213,655
300,000	Verizon Communications, Inc.	5.150	09/15/2023	331,759

				1,505,632

	Textiles - 0.2%
100,000	Mohawk Industries, Inc.	3.850	02/01/2023	102,157

	Toys/Games/Hobbies - 0.3%
200,000	Mattel, Inc.	2.350	05/06/2019	200,902

	Transportation - 1.6%
200,000	CSX Corp.	3.700	10/30/2020	209,330
100,000	CSX Corp.	3.350	11/01/2025	99,462
100,000	FedEx Corp.	8.000	01/15/2019	111,647
100,000	Norfolk Southern Corp.	5.750	04/01/2018	104,726
100,000	Norfolk Southern Corp.	3.000	04/01/2022	101,239
100,000	Union Pacific Corp.	4.000	02/01/2021	106,556
100,000	Union Pacific Corp.	4.163	07/15/2022	107,705
100,000	United Parcel Service, Inc.	3.125	01/15/2021	103,404
100,000	United Parcel Service, Inc.	2.450	10/01/2022	99,681

				1,043,750

	Water - 0.2%
100,000	American Water Capital Corp.	6.085	10/15/2017	103,339

	Total Corporate Bonds (Cost $62,726,933)			62,667,115

Number of Shares
	Money Market Fund - 0.0%
36,603	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b) (Cost $36,603)			36,603

	Total Investments (Cost $62,763,536)(c) - 99.0%			62,703,718
	Other assets less liabilities - 1.0%			612,445

	Net Assets - 100.0%			$63,316,163

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $345,590, which represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $62,788,029. The net unrealized depreciation was $84,311, which consisted of aggregate gross unrealized appreciation of $416,025 and aggregate gross unrealized depreciation of $500,336.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 88.4%
	Argentina - 0.8%
$150,000	Banco de Galicia y Buenos Aires SA(a)	8.750%	05/04/2018	$153,210
700,000	YPF SA(a)	8.875	12/19/2018	770,210

				923,420

	Australia - 0.8%
200,000	Ausdrill Finance Pty Ltd.(a)	6.875	11/01/2019	202,500
100,000	Barminco Finance Pty Ltd.(a)	9.000	06/01/2018	104,750
200,000	Emeco Pty Ltd.(a)	9.875	03/15/2019	173,250
400,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	413,500

				894,000

	Azerbaijan - 0.2%
200,000	International Bank of Azerbaijan OJSC	5.625	06/11/2019	201,874

	Bangladesh - 0.4%
400,000	Banglalink Digital Communications Ltd.(a)	8.625	05/06/2019	421,000

	Brazil - 6.0%
600,000	Andrade Gutierrez International SA(a)	4.000	04/30/2018	546,000
200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.369	06/16/2018	209,900
200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	203,130
200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	214,600
200,000	Banco Santander Brasil SA(a)	4.625	02/13/2017	200,008
250,000	BTG Investments LP(a)	4.500	04/17/2018	246,630
450,000	Caixa Economica Federal(a)	4.250	05/13/2019	454,500
350,000	Caixa Economica Federal, EMTN(a)	2.375	11/06/2017	350,074
450,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/2018	459,000
300,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	321,000
300,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	266,100
400,000	Itau Unibanco Holding SA/Cayman Island, EMTN(a)	2.850	05/26/2018	402,800
600,000	Marfrig Holdings Europe BV(a)	8.375	05/09/2018	637,500
200,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	209,400
400,000	Petrobras Global Finance BV	3.500	02/06/2017	400,080
200,000	Petrobras Global Finance BV	3.250	03/17/2017	200,540
200,000	Petrobras Global Finance BV	5.875	03/01/2018	207,720
200,000	Petrobras Global Finance BV	8.375	12/10/2018	217,340
550,000	Petrobras Global Finance BV	3.000	01/15/2019	550,000
229,000	Petrobras Global Finance BV	7.875	03/15/2019	250,526
200,000	QGOG Constellation SA(a)	6.250	11/09/2019	152,000
300,000	Vale Overseas Ltd.	5.625	09/15/2019	321,000

				7,019,848

	Canada - 1.6%
400,000	Bombardier, Inc.(a)	4.750	04/15/2019	409,000
400,000	Cenovus Energy, Inc.	5.700	10/15/2019	432,374
400,000	First Quantum Minerals Ltd.(a)	7.250	10/15/2019	415,000
635,000	Teck Resources Ltd.	3.000	03/01/2019	641,350
100,000	Tervita Corp.(a)(b)	10.875	02/15/2018	2,500

				1,900,224

	China - 3.4%
200,000	China South City Holdings Ltd.	8.250	01/29/2019	207,991
400,000	Greenland Global Investment Ltd.	4.375	07/03/2019	404,880
400,000	Greenland Global Investment Ltd., EMTN	3.500	10/17/2017	398,948
200,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	194,264
200,000	Oceanwide Real Estate International Holding Co. Ltd.	11.750	09/08/2019	220,510
200,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850	11/04/2019	198,039
400,000	West China Cement Ltd.	6.500	09/11/2019	416,131
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	402,328
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/2017	100,200

Schedule of Investments

$400,000	Yingde Gases Investment Ltd.(a)	8.125%	04/22/2018	$389,000
200,000	Zhiyuan Group BVI Co. Ltd.	6.200	01/11/2019	205,745
200,000	Zhongrong International Bond 2015 Ltd.	6.000	06/15/2018	202,009
600,000	Zoomlion HK SPV Co. Ltd.(a)	6.875	04/05/2017	604,500

				3,944,545

	Colombia - 0.3%
400,000	Banco GNB Sudameris SA(a)	3.875	05/02/2018	405,500

	Costa Rica - 0.7%
200,000	Banco de Costa Rica(a)	5.250	08/12/2018	206,240
600,000	Banco Nacional de Costa Rica(a)	4.875	11/01/2018	610,800

				817,040

	Croatia - 0.1%
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/2017	154,755

	Cyprus - 0.1%
208,000	Drill Rigs Holdings, Inc.(a)	6.500	10/01/2017	105,040

	Denmark - 0.2%
200,000	Welltec A/S(a)	8.000	02/01/2019	203,562

	Finland - 0.5%
400,000	Nokia OYJ	5.375	05/15/2019	420,500
200,000	UPM-Kymmene OYJ(a)	5.500	01/30/2018	208,006

				628,506

	Germany - 0.3%
100,000	Fresenius Medical Care US Finance II, Inc.(a)	6.500	09/15/2018	106,500
70,000	Fresenius Medical Care US Finance II, Inc.(a)	5.625	07/31/2019	74,900
225,000	Fresenius Medical Care US Finance, Inc.	6.875	07/15/2017	230,344

				411,744

	Guatemala - 0.1%
100,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	104,435

	Hong Kong - 0.3%
400,000	RKI Overseas Finance 2016 A Ltd.	5.000	08/09/2019	404,031

	India - 1.6%
200,000	Indian Overseas Bank, EMTN	4.625	02/21/2018	203,770
400,000	JSW Steel Ltd.	4.750	11/12/2019	394,596
200,000	Union Bank of India, EMTN	4.625	08/22/2017	202,080
400,000	Union Bank of India, EMTN	4.500	10/28/2019	416,184
400,000	Vedanta Resources PLC(a)	9.500	07/18/2018	432,868
200,000	Vedanta Resources PLC(a)	6.000	01/31/2019	205,000

				1,854,498

	Indonesia - 0.8%
100,000	Gajah Tunggal Tbk PT(a)	7.750	02/06/2018	92,406
400,000	Majapahit Holding BV(a)	7.250	06/28/2017	409,000
400,000	PT Bank Negara Indonesia Persero Tbk	4.125	04/27/2017	402,520
100,000	TBG Global Pte Ltd.(a)	4.625	04/03/2018	101,300

				1,005,226

	Ireland - 0.6%
700,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)	6.250	01/31/2019	715,575

	Italy - 0.6%
100,000	Meccanica Holdings USA, Inc.(a)	6.250	07/15/2019	107,750
400,000	Telecom Italia Capital SA	6.999	06/04/2018	426,000
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/2017	153,329

				687,079

Schedule of Investments

	Kazakhstan - 1.3%
$200,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250%	05/03/2017	$202,500
200,000	Kazkommertsbank JSC(a)	8.500	05/11/2018	196,756
500,000	KazMunayGas National Co JSC, EMTN(a)	9.125	07/02/2018	542,636
600,000	Samruk-Energy JSC, EMTN	3.750	12/20/2017	603,408

				1,545,300

	Luxembourg - 1.3%
100,000	ArcelorMittal	6.125	06/01/2018	105,125
200,000	ArcelorMittal	10.850	06/01/2019	235,750
400,000	INEOS Group Holdings SA(a)	5.875	02/15/2019	406,600
455,000	Intelsat Jackson Holdings SA	7.250	04/01/2019	393,291
650,000	Intelsat Luxembourg SA(a)	12.500	11/15/2024	409,500

				1,550,266

	Mexico - 0.6%
400,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	437,500
136,000	Grupo Elektra SAB de CV	7.250	08/06/2018	139,080
200,000	TV Azteca SAB de CV, EMTN	7.500	05/25/2018	189,000

				765,580

	Morocco - 0.2%
200,000	BMCE Bank	6.250	11/27/2018	208,000

	Netherlands - 1.6%
200,000	NXP BV/NXP Funding LLC(a)	3.750	06/01/2018	204,000
200,000	Royal Bank of Scotland NV (The)	4.650	06/04/2018	204,519
700,000	VimpelCom Holdings BV(a)	6.255	03/01/2017	703,101
400,000	VimpelCom Holdings BV(a)	5.200	02/13/2019	414,480
400,000	Zhaikmunai LLP(a)	6.375	02/14/2019	394,718

				1,920,818

	Nigeria - 0.2%
200,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	199,910

	Norway - 0.2%
287,000	Eksportfinans ASA, GMTN	5.500	06/26/2017	290,949

	Paraguay - 0.3%
327,000	Banco Regional SAECA(a)	8.125	01/24/2019	348,419

	Russia - 11.0%
200,000	AK Bars Bank Via AK BARS Luxembourg SA	8.000	08/06/2018	207,994
100,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/2018	109,328
200,000	Alfa Bank AO Via Alfa Bond Issuance PLC, EMTN	5.000	11/27/2018	207,014
200,000	Bank Otkritie Financial Corp OJSC via OFCB Capital PLC(a)	10.000	04/26/2019	217,171
200,000	Borets Finance DAC(a)	7.625	09/26/2018	203,564
200,000	Brunswick Rail Finance Designated Activity Co.(a)	6.500	11/01/2017	127,540
400,000	Credit Bank of Moscow Via CBOM Finance PLC(a)	7.700	02/01/2018	416,576
400,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/2017	408,745
200,000	Evraz Group SA(a)	6.750	04/27/2018	208,914
200,000	Gazprom OAO Via Gaz Capital SA, EMTN(a)	8.146	04/11/2018	213,415
700,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	5.625	05/17/2017	707,080
200,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	215,277
400,000	Nord Gold SE(a)	6.375	05/07/2018	415,718
400,000	Phosagro OAO Via Phosagro Bond Funding DAC(a)	4.204	02/13/2018	405,500
200,000	Promsvyazbank OJSC Via PSB Finance SA(a)	8.500	04/25/2017	202,832
200,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd.(a)	7.750	04/27/2017	202,334
500,000	Rosneft Finance SA, EMTN(a)	6.625	03/20/2017	503,423
100,000	Rosneft Finance SA, EMTN(a)	7.875	03/13/2018	105,755
600,000	Rosneft Oil Co. Via Rosneft International Finance Ltd.(a)	3.149	03/06/2017	600,900
300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/2017	303,375
800,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/2017	817,374
300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	7.750	05/29/2018	318,300
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.100	07/25/2018	205,440
600,000	Russian Railways Via RZD Capital PLC, EMTN	5.739	04/03/2017	603,827

Schedule of Investments

$800,000	Sberbank of Russia Via SB Capital SA(a)	4.950%	02/07/2017	$800,812
200,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	210,444
600,000	Sberbank of Russia Via SB Capital SA, EMTN	5.400	03/24/2017	602,952
400,000	Sibur Securities DAC(a)	3.914	01/31/2018	405,000
400,000	Uralkali OJSC Via Uralkali Finance DAC, EMTN(a)	3.723	04/30/2018	401,940
400,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	9.125	04/30/2018	430,996
600,000	Vnesheconombank Via VEB Finance PLC(a)	5.375	02/13/2017	600,701
500,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/2017	511,268
200,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/2018	203,396
600,000	VTB Bank OJSC Via VTB Capital SA(a)	6.000	04/12/2017	604,665
200,000	VTB Bank OJSC Via VTB Capital SA(a)	6.315	02/22/2018	207,683

				12,907,253

	South Africa - 0.2%
200,000	Sappi Papier Holding GmbH(a)	7.750	07/15/2017	202,750

	South Korea - 0.2%
250,000	Harvest Operations Corp.	6.875	10/01/2017	251,875

	Sri Lanka - 0.9%
600,000	Bank of Ceylon(a)	6.875	05/03/2017	605,250
200,000	Bank of Ceylon	5.325	04/16/2018	203,000
200,000	National Savings Bank(a)	8.875	09/18/2018	213,600

				1,021,850

	Supranational - 0.2%
200,000	Eastern and Southern African Trade and Development Bank, EMTN	6.375	12/06/2018	208,822

	Trinidad and Tobago - 0.9%
600,000	Consolidated Energy Finance SA(a)	6.750	10/15/2019	604,500
400,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	424,000

				1,028,500

	Turkey - 1.4%
200,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/2018	201,118
200,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	198,309
500,000	Turkiye Is Bankasi(a)	3.875	11/07/2017	503,043
500,000	Turkiye Vakiflar Bankasi TAO(a)	5.750	04/24/2017	503,493
200,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	3.750	04/15/2018	198,387

				1,604,350

	Ukraine - 0.0%
8,725	UkrLandFarming PLC(a)	10.875	03/26/2018	2,808

	United Arab Emirates - 0.2%
200,000	Alpha Star Holding Ltd.	4.970	04/09/2019	199,500

	United Kingdom - 3.4%
600,000	Algeco Scotsman Global Finance PLC(a)	8.500	10/15/2018	567,000
200,000	Anglo American Capital PLC(a)	2.625	04/03/2017	200,050
200,000	Anglo American Capital PLC(a)	2.625	09/27/2017	200,350
100,000	Anglo American Capital PLC(a)	9.375	04/08/2019	114,125
409,000	Case New Holland Industrial, Inc.	7.875	12/01/2017	430,984
400,000	Global Ship Lease, Inc.(a)	10.000	04/01/2019	378,000
400,000	Globe Luxembourg SCA(a)	9.625	05/01/2018	409,000
600,000	Jaguar Land Rover Automotive PLC(a)	4.125	12/15/2018	615,750
500,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	518,625
300,000	Royal Bank of Scotland Group PLC	4.700	07/03/2018	306,552
300,000	Tesco PLC(a)	5.500	11/15/2017	307,647

				4,048,083

	United States - 42.8%
307,000	ADS Tactical, Inc.(a)	11.000	04/01/2018	308,151
250,000	Affinion Group, Inc.	7.875	12/15/2018	226,250
125,000	Alere, Inc.	7.250	07/01/2018	126,484
300,000	Allegheny Technologies, Inc.	9.375	06/01/2019	332,250

Schedule of Investments

$300,000	Allegiant Travel Co.	5.500%	07/15/2019	$309,750
221,000	Ally Financial, Inc.	5.500	02/15/2017	221,166
205,000	Ally Financial, Inc.	3.250	09/29/2017	207,050
200,000	Ally Financial, Inc.	6.250	12/01/2017	207,210
200,000	Ally Financial, Inc.	3.250	02/13/2018	202,750
200,000	Ally Financial, Inc.	3.600	05/21/2018	203,500
200,000	Ally Financial, Inc.	4.750	09/10/2018	207,000
200,000	Ally Financial, Inc.	3.250	11/05/2018	202,000
200,000	Ally Financial, Inc.	8.000	12/31/2018	219,000
200,000	Ally Financial, Inc.	3.500	01/27/2019	202,500
200,000	Ally Financial, Inc.	3.750	11/18/2019	203,750
250,000	American Airlines Group, Inc.	6.125	06/01/2018	262,500
200,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	208,375
250,000	Anixter, Inc.	5.625	05/01/2019	263,644
325,000	Arconic, Inc.	6.750	07/15/2018	346,531
300,000	Arconic, Inc.	5.720	02/23/2019	317,280
235,000	Arconic, Inc., Series B	6.500	06/15/2018	249,088
270,000	Ashland LLC	3.875	04/15/2018	275,737
200,000	Atrium Windows & Doors, Inc.(a)	7.750	05/01/2019	189,000
100,000	Avaya, Inc.(a)	7.000	04/01/2019	83,250
100,000	Avaya, Inc.(a)	9.000	04/01/2019	84,500
275,000	Avon Products, Inc.	6.500	03/01/2019	290,441
200,000	Beazer Homes USA, Inc.	5.750	06/15/2019	209,000
200,000	Bill Barrett Corp.	7.625	10/01/2019	200,000
200,000	BlueLine Rental Finance Corp.(a)	7.000	02/01/2019	198,500
200,000	BMC Software, Inc.	7.250	06/01/2018	203,000
100,000	Brinker International, Inc.	2.600	05/15/2018	100,000
100,000	Bumble Bee Holdings, Inc.(a)	9.000	12/15/2017	100,000
100,000	Cablevision Systems Corp.	8.625	09/15/2017	103,813
203,000	Cablevision Systems Corp.	7.750	04/15/2018	214,165
380,000	CalAtlantic Group, Inc.	8.375	05/15/2018	409,450
100,000	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.(a)	7.750	02/15/2018	100,063
100,000	CenturyLink, Inc., Series N	6.000	04/01/2017	100,500
100,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	107,750
237,000	CenturyLink, Inc., Series R	5.150	06/15/2017	239,074
100,000	Cenveo Corp.(a)	6.000	08/01/2019	89,500
194,000	CF Industries, Inc.	6.875	05/01/2018	204,912
300,000	CHS/Community Health Systems, Inc.	5.125	08/15/2018	300,967
250,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	223,750
236,000	CIT Group, Inc.	4.250	08/15/2017	238,655
250,000	CIT Group, Inc.	5.250	03/15/2018	258,687
75,000	CIT Group, Inc.(a)	6.625	04/01/2018	78,975
215,000	CIT Group, Inc.(a)	5.000	05/15/2018	218,498
200,000	CIT Group, Inc.(a)	5.500	02/15/2019	210,916
300,000	CIT Group, Inc.	3.875	02/19/2019	307,125
215,000	Clayton Williams Energy, Inc.	7.750	04/01/2019	218,064
287,000	CNH Industrial Capital LLC	3.250	02/01/2017	287,000
200,000	CNH Industrial Capital LLC	3.625	04/15/2018	204,000
200,000	CNH Industrial Capital LLC	3.875	07/16/2018	204,000
250,000	CNH Industrial Capital LLC	3.375	07/15/2019	253,750
300,000	Commercial Metals Co.	6.500	07/15/2017	306,000
200,000	Commercial Metals Co.	7.350	08/15/2018	215,500
411,000	Constellation Brands, Inc.	7.250	05/15/2017	418,090
100,000	Constellation Brands, Inc.	3.875	11/15/2019	104,527
100,000	CSC Holdings LLC	7.875	02/15/2018	105,750
100,000	CSC Holdings LLC	7.625	07/15/2018	107,500
98,000	CSC Holdings LLC	8.625	02/15/2019	109,025
50,000	Cumulus Media Holdings, Inc.	7.750	05/01/2019	20,625
200,000	DCP Midstream LLC(a)	9.750	03/15/2019	227,000
300,000	DCP Midstream Operating LP	2.500	12/01/2017	300,000
200,000	DCP Midstream Operating LP	2.700	04/01/2019	198,500
200,000	Dell, Inc.	5.650	04/15/2018	208,000
100,000	Dell, Inc.	5.875	06/15/2019	106,895
300,000	Diamond Offshore Drilling, Inc.	5.875	05/01/2019	313,500
118,000	DISH DBS Corp.	4.625	07/15/2017	119,770
100,000	DISH DBS Corp.	4.250	04/01/2018	102,250
150,000	DISH DBS Corp.	7.875	09/01/2019	165,562
200,000	Dole Food Co., Inc.(a)	7.250	05/01/2019	204,620
135,774	DynCorp International, Inc., PIK	11.875	11/30/2020	127,967
230,000	Dynegy, Inc.	6.750	11/01/2019	237,187
500,000	EMC Corp.	1.875	06/01/2018	497,610
200,000	EnLink Midstream Partners LP	2.700	04/01/2019	200,943

Schedule of Investments

$200,000	EV Energy Partners LP/EV Energy Finance Corp.	8.000%	04/15/2019	$158,000
180,000	FirstEnergy Corp., Series A	2.750	03/15/2018	181,404
200,000	Flexi-Van Leasing, Inc.(a)	7.875	08/15/2018	177,000
100,000	Florida East Coast Holdings Corp.(a)	6.750	05/01/2019	103,000
277,000	Freeport-McMoRan, Inc.	2.150	03/01/2017	277,000
300,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	301,125
300,000	Freeport-McMoRan, Inc.	2.375	03/15/2018	300,600
402,000	Frontier Communications Corp.	8.250	04/15/2017	408,030
345,000	Frontier Communications Corp.	8.125	10/01/2018	373,680
250,000	Frontier Communications Corp.	7.125	03/15/2019	267,500
100,000	GameStop Corp.(a)	5.500	10/01/2019	102,125
400,000	Gastar Exploration, Inc.	8.625	05/15/2018	395,000
148,000	GenOn Energy, Inc.	7.875	06/15/2017	115,440
400,000	GenOn Energy, Inc.	9.500	10/15/2018	306,000
300,000	Genworth Holdings, Inc., GMTN	6.515	05/22/2018	295,500
200,000	Gibson Brands, Inc.(a)	8.875	08/01/2018	183,000
100,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/2018	104,000
300,000	Goodman Networks, Inc.	12.125	07/01/2018	129,000
394,000	Graham Holdings Co.	7.250	02/01/2019	432,415
100,000	Great Lakes Dredge & Dock Corp.	7.375	02/01/2019	100,750
360,000	Greif, Inc.	6.750	02/01/2017	360,000
237,000	Greif, Inc.	7.750	08/01/2019	263,959
100,000	Guitar Center, Inc.(a)	6.500	04/15/2019	90,250
100,000	Harland Clarke Holdings Corp.(a)	9.750	08/01/2018	102,929
135,000	HCA, Inc.	8.000	10/01/2018	147,487
208,000	HCA, Inc.	3.750	03/15/2019	212,160
100,000	HCA, Inc.	4.250	10/15/2019	103,750
200,000	Hertz Corp. (The)	4.250	04/01/2018	201,000
213,000	Hertz Corp. (The)	6.750	04/15/2019	212,467
300,000	Hexion, Inc.	8.875	02/01/2018	300,900
370,000	HRG Group, Inc.	7.875	07/15/2019	386,742
100,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	107,875
136,000	IAC/InterActiveCorp	4.875	11/30/2018	138,108
200,000	IASIS Healthcare LLC/IASIS Capital Corp.	8.375	05/15/2019	191,500
400,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/2017	400,080
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.875	03/15/2019	203,250
300,000	iHeartCommunications, Inc.	10.000	01/15/2018	236,250
300,000	Illinois Power Generating Co., Series H(b)(c)	7.000	04/15/2018	112,500
100,000	International Game Technology	7.500	06/15/2019	111,063
200,000	IPALCO Enterprises, Inc.	5.000	05/01/2018	207,000
290,000	iStar, Inc. - REIT	9.000	06/01/2017	296,887
300,000	iStar, Inc. - REIT	4.000	11/01/2017	302,250
100,000	iStar, Inc. - REIT	7.125	02/15/2018	103,875
300,000	iStar, Inc. - REIT	4.875	07/01/2018	304,125
313,000	iStar, Inc. - REIT	5.000	07/01/2019	318,675
100,000	JC Penney Corp., Inc.	5.750	02/15/2018	103,313
100,000	JC Penney Corp., Inc.	8.125	10/01/2019	106,375
100,000	K Hovnanian Enterprises, Inc.(a)	8.000	11/01/2019	83,500
186,000	KB Home	9.100	09/15/2017	194,370
100,000	KB Home	7.250	06/15/2018	106,500
350,000	KB Home	4.750	05/15/2019	359,187
240,000	Kemet Corp.	10.500	05/01/2018	240,750
200,000	Kratos Defense & Security Solutions, Inc.	7.000	05/15/2019	195,500
100,000	L Brands, Inc.	8.500	06/15/2019	113,094
396,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375	10/01/2017	398,475
100,000	Laureate Education, Inc.(a)	9.250	09/01/2019	104,625
250,000	Lennar Corp.	4.750	12/15/2017	255,000
100,000	Lennar Corp.	6.950	06/01/2018	106,531
200,000	Lennar Corp.	4.125	12/01/2018	205,876
300,000	Lennar Corp.	4.500	06/15/2019	312,600
200,000	Lennar Corp.	4.500	11/15/2019	208,500
554,000	Lennar Corp., Series B	12.250	06/01/2017	574,775
693,000	Mallinckrodt International Finance SA	3.500	04/15/2018	693,000
100,000	MGM Resorts International	11.375	03/01/2018	109,875
400,000	MGM Resorts International	8.625	02/01/2019	446,000
100,000	MHGE Parent LLC/MHGE Parent Finance, Inc.(a)	8.500	08/01/2019	96,260
200,000	Michael Baker International LLC/CDL Acquisition Co., Inc.(a)	8.250	10/15/2018	203,000
300,000	Murphy Oil Corp.	3.500	12/01/2017	303,750
100,000	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.(a)	5.000	08/01/2018	101,375
100,000	NANA Development Corp.(a)	9.500	03/15/2019	98,000
300,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/2018	304,875
245,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/2019	255,719

Schedule of Investments

$415,000	Natural Resource Partners LP/NRP Finance Corp.	9.125%	10/01/2018	$416,038
340,000	Navient Corp., GMTN	8.450	06/15/2018	362,814
225,000	Navient Corp., MTN	4.625	09/25/2017	227,813
325,000	Navient Corp., MTN	5.500	01/15/2019	333,158
300,000	Navient Corp., MTN	4.875	06/17/2019	302,814
1,250,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125	02/15/2019	976,563
100,000	New Enterprise Stone & Lime Co., Inc.	11.000	09/01/2018	100,500
100,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	100,500
200,000	NGPL PipeCo LLC(a)	7.119	12/15/2017	207,000
300,000	Nine West Holdings, Inc.(a)	8.250	03/15/2019	85,500
100,000	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.	6.500	04/01/2019	101,054
150,000	NRG Energy, Inc.	7.625	01/15/2018	157,687
200,000	Nustar Logistics LP	8.150	04/15/2018	214,000
75,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	76,500
200,000	Owens-Illinois, Inc.	7.800	05/15/2018	213,000
475,000	Pacific Drilling V Ltd.(a)	7.250	12/01/2017	277,875
190,000	Pactiv LLC	8.125	06/15/2017	193,800
67,000	PetroQuest Energy, Inc., PIK(a)	10.000	02/15/2021	49,748
100,000	PHH Corp.	7.375	09/01/2019	109,750
680,000	PHI, Inc.	5.250	03/15/2019	657,900
300,000	Popular, Inc.	7.000	07/01/2019	315,000
32,000	Pride International, Inc.	8.500	06/15/2019	35,440
100,000	Production Resource Group, Inc.	8.875	05/01/2019	70,500
100,000	QVC, Inc.	3.125	04/01/2019	101,625
300,000	Radian Group, Inc.	5.500	06/01/2019	314,625
250,000	Realogy Group LLC/Realogy Co-Issuer Corp.(a)	4.500	04/15/2019	259,063
200,000	Rockies Express Pipeline LLC(a)	6.850	07/15/2018	213,500
85,000	Rockies Express Pipeline LLC(a)	6.000	01/15/2019	90,313
200,000	Rowan Cos., Inc.	7.875	08/01/2019	219,000
100,000	Safeway, Inc.	5.000	08/15/2019	101,500
250,000	Sears Holdings Corp.	6.625	10/15/2018	233,125
200,000	Seitel, Inc.	9.500	04/15/2019	182,750
111,000	Service Corp. International	7.625	10/01/2018	120,435
200,000	SESI LLC	6.375	05/01/2019	201,750
216,000	Smithfield Foods, Inc.	7.750	07/01/2017	221,735
50,000	Speedy Cash Intermediate Holdings Corp.(a)	10.750	05/15/2018	50,125
200,000	Springleaf Finance Corp., MTN	6.500	09/15/2017	204,500
400,000	Springleaf Finance Corp., MTN	6.900	12/15/2017	413,000
270,000	Sprint Capital Corp.	6.900	05/01/2019	288,900
141,000	Sprint Communications, Inc.	9.125	03/01/2017	141,909
190,000	Sprint Communications, Inc.	8.375	08/15/2017	196,175
402,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	441,195
100,000	SquareTwo Financial Corp.(b)	11.625	04/01/2017	23,250
100,000	Swift Energy Co.	7.125	06/01/2017	0
170,000	Syniverse Foreign Holdings Corp.(a)	9.125	01/15/2022	164,475
30,000	Syniverse Holdings, Inc.	9.125	01/15/2019	27,450
340,000	Synovus Financial Corp.	5.125	06/15/2017	343,613
100,000	Talen Energy Supply LLC	6.500	05/01/2018	104,250
300,000	Talen Energy Supply LLC(a)	4.625	07/15/2019	291,750
250,000	Talos Production LLC/Talos Production Finance, Inc.(a)	9.750	02/15/2018	181,250
200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.000	01/15/2018	204,000
200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	204,000
100,000	TEGNA, Inc.	5.125	10/15/2019	102,625
293,000	Tenet Healthcare Corp.	6.250	11/01/2018	309,481
252,000	Tenet Healthcare Corp.	5.000	03/01/2019	249,165
200,000	Tenet Healthcare Corp.	5.500	03/01/2019	199,874
304,000	Tesoro Corp.	4.250	10/01/2017	309,782
250,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	266,563
100,000	T-Mobile USA, Inc.	5.250	09/01/2018	101,555
211,000	T-Mobile USA, Inc.	6.464	04/28/2019	214,534
300,000	TMX Finance LLC/TitleMax Finance Corp.(a)	8.500	09/15/2018	276,750
300,000	Toll Brothers Finance Corp.	8.910	10/15/2017	314,625
150,000	Toll Brothers Finance Corp.	4.000	12/31/2018	154,875
442,000	Transocean, Inc.	4.250	10/15/2017	447,525
450,000	Transocean, Inc.	6.000	03/15/2018	461,813
300,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	306,750
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)	12.000	08/15/2021	42,000
200,000	Tutor Perini Corp.	7.625	11/01/2018	201,625
100,000	UCI International LLC(b)(c)	8.625	02/15/2019	26,750
100,000	United Continental Holdings, Inc.	6.375	06/01/2018	105,125
140,000	USG Corp.	8.250	01/15/2018	148,750
650,000	Valeant Pharmaceuticals International, Inc.(a)	6.750	08/15/2018	644,313

Schedule of Investments

$425,000	Weatherford International Ltd.	9.625%	03/01/2019	$459,000
400,000	Whiting Petroleum Corp.	6.500	10/01/2018	400,020
200,000	Whiting Petroleum Corp.	5.000	03/15/2019	204,500
100,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.250	07/15/2019	105,688
100,000	Wise Metals Group LLC/Wise Alloys Finance Corp.(a)	8.750	12/15/2018	103,904
200,000	Wise Metals Group LLC/Wise Alloys Finance Corp.(a)	8.750	12/15/2018	207,808
200,000	XPO CNW, Inc.	7.250	01/15/2018	206,222
100,000	Yum! Brands, Inc.	6.250	03/15/2018	104,500
100,000	Yum! Brands, Inc.	5.300	09/15/2019	106,500

				50,243,407

	Venezuela - 1.8%
1,050,000	CA La Electricidad de Caracas	8.500	04/10/2018	813,750
1,000,000	Petroleos de Venezuela SA	5.250	04/12/2017	937,500
438,000	Petroleos de Venezuela SA(a)	8.500	10/27/2020	340,545

				2,091,795

	Vietnam - 0.3%
400,000	Vietnam Joint Stock Commercial Bank for Industry and Trade(a)	8.000	05/17/2017	406,500

	Total Corporate Bonds (Cost $102,478,660)			103,848,637

	Sovereign Debt Obligations - 9.1%
	Argentina - 0.9%
550,000	Argentine Republic Government International Bond(a)	6.250	04/22/2019	582,450
100,000	City of Buenos Aires Argentina(a)	9.950	03/01/2017	100,625
150,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	155,993
200,000	Provincia de Cordoba(a)	12.375	08/17/2017	210,274

				1,049,342

	Bahrain - 0.1%
100,000	CBB International Sukuk Co. SPC	6.273	11/22/2018	106,130

	Belarus - 0.1%
100,000	Republic of Belarus International Bond	8.950	01/26/2018	103,470

	Brazil - 0.4%
410,000	Brazil Government International Bond	5.875	01/15/2019	440,750

	Croatia - 0.6%
600,000	Croatia Government International Bond(a)	6.250	04/27/2017	606,097
100,000	Croatia Government International Bond(a)	6.750	11/05/2019	108,986

				715,083

	Hungary - 0.1%
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/2018	155,360

	Lebanon - 0.9%
270,000	Lebanon Government International Bond	5.150	06/12/2018	272,376
200,000	Lebanon Government International Bond, EMTN	9.000	03/20/2017	201,565
300,000	Lebanon Government International Bond, EMTN	5.150	11/12/2018	301,716
200,000	Lebanon Government International Bond, GMTN	5.000	10/12/2017	201,216
100,000	Lebanon Government International Bond, GMTN	5.500	04/23/2019	101,020

				1,077,893

	Mongolia - 0.6%
400,000	Development Bank of Mongolia LLC, EMTN	5.750	03/21/2017	396,300
300,000	Mongolia Government International Bond, EMTN(a)	4.125	01/05/2018	292,146

				688,446

	Nigeria - 0.3%
400,000	Nigeria Government International Bond(a)	5.125	07/12/2018	405,256

Schedule of Investments

	Pakistan - 0.4%
$500,000	Pakistan Government International Bond(a)	6.875%	06/01/2017	$506,004

	Russia - 0.8%
600,000	Russian Foreign Bond - Eurobond(a)	3.250	04/04/2017	601,647
100,000	Russian Foreign Bond - Eurobond(a)	11.000	07/24/2018	113,563
200,000	Russian Foreign Bond - Eurobond(a)	3.500	01/16/2019	204,596

				919,806

	Serbia - 0.5%
550,000	Serbia International Bond(a)	5.250	11/21/2017	563,550

	Sri Lanka - 0.3%
400,000	Sri Lanka Government International Bond(a)	6.000	01/14/2019	413,313

	Turkey - 1.9%
400,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	411,152
500,000	Turkey Government International Bond	7.500	07/14/2017	512,975
500,000	Turkey Government International Bond	6.750	04/03/2018	520,487
400,000	Turkey Government International Bond	7.000	03/11/2019	425,540
300,000	Turkey Government International Bond	7.500	11/07/2019	326,181

				2,196,335

	Ukraine - 0.2%
200,000	Ukraine Government International Bond(a)	7.750	09/01/2019	199,429

	Venezuela - 1.0%
250,000	Venezuela Government International Bond(a)	13.625	08/15/2018	197,500
300,000	Venezuela Government International Bond	13.625	08/15/2018	261,000
600,000	Venezuela Government International Bond	7.000	12/01/2018	442,620
400,000	Venezuela Government International Bond	7.750	10/13/2019	243,000

				1,144,120

	Total Sovereign Debt Obligations (Cost $10,515,707)			10,684,287

Number of Shares
	Common Stocks - 0.0%
	United States - 0.0%
968	PetroQuest Energy, Inc. (Cost $2,856)			4,085

	Money Market Fund - 2.4%
2,857,975	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $2,857,975)			2,857,975

	Total Investments (Cost $115,855,198)(e) - 99.9%			117,394,984
	Other assets less liabilities - 0.1%			42,038

	Net Assets - 100.0%			$117,437,022

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

PIK - Payment in Kind

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $48,993,285, which represented 41.72% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2017 was $165,000, which represented less than 1% of the Fund’s Net Assets.
(c)	The borrower has filed for protection in federal bankruptcy court.

Schedule of Investments

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,539,786, which consisted of aggregate gross unrealized appreciation of $2,059,097 and aggregate gross unrealized depreciation of $519,311.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

January 31, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds - 98.0%
		Australia - 2.6%
EUR	200,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$208,163
GBP	350,000	BHP Billiton Finance Ltd., Series 11, EMTN	3.250	09/25/2024	479,961
GBP	350,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	536,445
EUR	300,000	BHP Billiton Finance Ltd., Series 9, EMTN	2.250	09/25/2020	348,311
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/2017	268,024
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/2019	245,177
EUR	250,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	302,140
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/2020	245,298
EUR	100,000	National Australia Bank Ltd., GMTN	2.000	11/12/2020	115,437
EUR	200,000	National Australia Bank Ltd., GMTN	0.875	01/20/2022	220,566
EUR	200,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	219,581
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	188,543
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	180,594
EUR	200,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	214,063
AUD	800,000	Westpac Banking Corp., MTN	4.500	02/25/2019	630,380

					4,402,683

		Belgium - 2.2%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	217,930
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	479,899
EUR	950,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	1,056,775
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	430,640
EUR	600,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	725,829
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	336,221
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	205,959
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.750	03/17/2036	228,264

					3,681,517

		Canada - 13.8%
CAD	700,000	Bank of Montreal	1.880	03/31/2021	538,164
CAD	500,000	Bank of Montreal, DPNT	2.840	06/04/2020	398,324
CAD	750,000	Bank of Montreal, DPNT	2.100	10/06/2020	582,564
CAD	1,150,000	Bank of Montreal, DPNT	3.400	04/23/2021	938,374
CAD	600,000	Bank of Montreal, DPNT	1.610	10/28/2021	453,860
CAD	800,000	Bank of Montreal, DPNT	2.120	03/16/2022	616,897
CAD	900,000	Bank of Nova Scotia (The), DPNT	2.462	03/14/2019	705,987
CAD	300,000	Bank of Nova Scotia (The), DPNT	2.400	10/28/2019	235,465
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.270	01/13/2020	390,523
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.130	06/15/2020	467,050
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.090	09/09/2020	387,544
CAD	1,000,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	809,488
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	479,673
CAD	300,000	Bell Canada, Inc.	3.350	06/18/2019	239,197
CAD	300,000	Bell Canada, Inc., MTN	4.400	03/16/2018	238,083
CAD	800,000	Bell Canada, Inc., MTN	3.250	06/17/2020	640,436
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	239,984
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/2020	461,592
CAD	250,000	Canadian Imperial Bank of Commerce, DPNT	2.350	06/24/2019	195,954
CAD	800,000	Canadian Imperial Bank of Commerce, DPNT	1.850	07/14/2020	617,529
CAD	700,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	538,513
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	392,798
CAD	400,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	317,493
GBP	200,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/2020	293,909
CAD	600,000	HSBC Bank Canada	2.449	01/29/2021	469,576
CAD	500,000	HSBC Bank Canada, DPNT	2.491	05/13/2019	391,559
CAD	200,000	HSBC Bank Canada, DPNT	2.938	01/14/2020	159,035
CAD	600,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	460,855
CAD	450,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	358,664
CAD	400,000	National Bank of Canada, DPNT	2.404	10/28/2019	314,152
CAD	400,000	National Bank of Canada, DPNT	1.742	03/03/2020	306,985
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/2021	518,478
CAD	750,000	Royal Bank of Canada	1.583	09/13/2021	566,600
CAD	700,000	Royal Bank of Canada, DPNT	2.980	05/07/2019	555,646
CAD	300,000	Royal Bank of Canada, DPNT	2.350	12/09/2019	235,175
CAD	700,000	Royal Bank of Canada, DPNT	1.920	07/17/2020	539,195

Schedule of Investments

CAD	900,000	Royal Bank of Canada, DPNT	2.860%	03/04/2021	$717,418
CAD	1,000,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	765,315
CAD	500,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	382,872
CAD	500,000	Shaw Communications, Inc.	5.650	10/01/2019	419,168
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/2039	555,530
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	229,447
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/2019	418,485
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/2020	423,294
CAD	400,000	Toronto-Dominion Bank (The), DPNT	1.693	04/02/2020	307,366
CAD	800,000	Toronto-Dominion Bank (The), DPNT	2.563	06/24/2020	630,587
CAD	950,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	751,453
CAD	1,000,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	751,417
CAD	700,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	567,887

					22,975,560

		Denmark - 1.2%
EUR	200,000	AP Moeller - Maersk A/S, EMTN	1.750	03/18/2021	224,422
EUR	300,000	Danske Bank A/S, EMTN	0.750	06/02/2023	324,666
GBP	300,000	DONG Energy A/S, EMTN	4.875	01/12/2032	464,864
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/2040	267,636
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/2018	636,522

					1,918,110

		Finland - 0.3%
EUR	250,000	Fortum OYJ, EMTN	2.250	09/06/2022	291,751
EUR	200,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	219,560

					511,311

		France - 18.7%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	214,929
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	412,025
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/2020	243,757
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	371,528
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	371,024
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	241,764
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	463,242
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	548,422
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	342,474
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/2020	490,979
EUR	550,000	BNP Paribas SA, EMTN	2.250	01/13/2021	640,408
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	242,665
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	244,387
EUR	500,000	BNP Paribas SA, EMTN	2.375	05/20/2024	592,763
EUR	300,000	BNP Paribas SA, EMTN	2.375	02/17/2025	323,998
EUR	300,000	BNP Paribas SA, EMTN	1.625	02/23/2026	335,049
EUR	300,000	BNP Paribas SA, EMTN	1.500	05/25/2028	326,032
EUR	200,000	BPCE SA	4.625	07/18/2023	251,341
GBP	400,000	BPCE SA	5.250	04/16/2029	547,055
EUR	300,000	BPCE SA, EMTN	4.500	02/10/2022	389,394
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	204,982
EUR	400,000	Capgemini SA	2.500	07/01/2023	471,634
EUR	200,000	Cie de Saint-Gobain, EMTN		03/27/2020	214,898
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/2021	259,219
EUR	200,000	CNP Assurances	1.875	10/20/2022	217,562
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	544,207
EUR	600,000	Credit Agricole SA/London, EMTN	2.375	11/27/2020	702,641
EUR	700,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	760,204
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	274,994
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	619,561
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	1,188,081
EUR	700,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	751,842
EUR	500,000	Danone SA, EMTN	2.250	11/15/2021	587,899
EUR	400,000	Danone SA, EMTN	1.208	11/03/2028	419,162
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/2021	400,710
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/2021	348,985
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	376,371
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	358,574
EUR	100,000	Electricite de France SA, EMTN	4.625	09/11/2024	135,516
EUR	500,000	Electricite de France SA, EMTN	1.000	10/13/2026	510,537
EUR	400,000	Electricite de France SA, EMTN	4.125	03/25/2027	530,044
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	270,271
GBP	250,000	Electricite de France SA, EMTN	5.875	07/18/2031	404,290
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/2034	1,068,534
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/2037	1,095,867

Schedule of Investments

GBP	700,000	Electricite de France SA, EMTN	5.500%	10/17/2041	$1,099,601
GBP	800,000	Electricite de France SA, EMTN	5.125	09/22/2050	1,234,045
EUR	300,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	424,458
EUR	500,000	Engie SA, EMTN	2.375	05/19/2026	600,665
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	184,915
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	883,147
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	390,923
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/2020	227,666
EUR	300,000	Orange SA, EMTN	3.000	06/15/2022	367,357
EUR	200,000	Orange SA, EMTN	8.125	01/28/2033	390,704
GBP	600,000	Orange SA, EMTN	5.625	01/23/2034	996,487
EUR	200,000	RTE Reseau de Transport d’Electricite SA, EMTN	1.625	11/27/2025	225,126
EUR	400,000	Sanofi, EMTN	1.875	09/04/2020	457,047
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	199,757
EUR	300,000	Societe Generale SA, EMTN	1.000	04/01/2022	322,808
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/2022	387,247
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	108,111
EUR	300,000	Societe Generale SA, EMTN	2.625	02/27/2025	328,498
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	463,747
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/2026	366,867
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	407,133
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	457,225
EUR	200,000	Vivendi SA	0.750	05/26/2021	218,262

					31,051,617

		Germany - 8.9%
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/2022	375,952
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	489,070
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/2022	353,749
EUR	200,000	BMW Finance NV, EMTN	0.875	11/17/2020	221,591
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/2021	279,339
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	217,508
EUR	200,000	Commerzbank AG, EMTN	4.000	09/16/2020	244,025
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	255,137
EUR	250,000	Daimler AG, EMTN	0.875	01/12/2021	276,500
EUR	500,000	Daimler AG, EMTN	1.400	01/12/2024	562,248
EUR	250,000	Daimler AG, EMTN	1.500	03/09/2026	280,169
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	215,681
EUR	200,000	Deutsche Bank AG, EMTN	1.000	03/18/2019	217,954
EUR	400,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	430,102
EUR	200,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	215,722
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	338,122
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	202,149
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/2021	173,787
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	389,890
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	321,628
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	320,251
GBP	400,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	695,630
GBP	500,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	871,159
GBP	300,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	570,455
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	216,485
EUR	200,000	innogy Finance BV, EMTN	6.625	01/31/2019	244,412
EUR	100,000	innogy Finance BV, EMTN	6.500	08/10/2021	137,898
GBP	200,000	innogy Finance BV, EMTN	5.500	07/06/2022	296,114
GBP	200,000	innogy Finance BV, EMTN	6.250	06/03/2030	333,907
GBP	500,000	innogy Finance BV, EMTN	4.750	01/31/2034	737,742
GBP	400,000	innogy Finance BV, EMTN	6.125	07/06/2039	704,312
EUR	250,000	Landesbank Baden-Wuerttemberg, EMTN	0.375	01/29/2019	271,942
EUR	200,000	Landesbank Hessen-Thueringen Girozentrale, EMTN	0.375	03/10/2020	217,522
EUR	200,000	Norddeutsche Landesbank Girozentrale, EMTN	0.625	09/24/2018	218,011
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	260,049
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	455,841
EUR	250,000	Volkswagen International Finance NV, EMTN	3.250	01/21/2019	287,120
EUR	200,000	Volkswagen International Finance NV, EMTN	2.000	03/26/2021	229,370
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	216,322
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	348,211
EUR	400,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	469,882
EUR	200,000	Vonovia Finance BV, EMTN	1.625	12/15/2020	225,101
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	230,480
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	213,369

					14,831,908

		Hong Kong - 0.5%
EUR	300,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	310,369

Schedule of Investments

EUR	200,000	CK Hutchison Finance 16 Ltd., Series A	1.250%	04/06/2023	$217,457
EUR	300,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	333,708

					861,534

		Italy - 6.3%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/2020	290,423
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	275,608
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	342,649
GBP	300,000	Autostrade Per L’italia SpA, EMTN	6.250	06/09/2022	457,222
EUR	200,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	288,773
EUR	350,000	Enel Finance International NV	1.375	06/01/2026	369,165
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/2022	335,333
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/2024	606,127
EUR	600,000	Enel Finance International NV, EMTN	1.966	01/27/2025	675,916
GBP	150,000	Enel Finance International NV, EMTN	5.750	09/14/2040	243,971
GBP	600,000	Enel SpA, EMTN	5.750	06/22/2037	968,537
EUR	200,000	Eni SpA	4.125	09/16/2019	238,612
EUR	150,000	Eni SpA, EMTN	4.000	06/29/2020	182,361
EUR	300,000	Eni SpA, EMTN	3.250	07/10/2023	370,838
EUR	300,000	Eni SpA, EMTN	3.750	09/12/2025	387,068
EUR	250,000	Eni SpA, EMTN	1.500	02/02/2026	270,743
EUR	200,000	Eni SpA, EMTN	3.625	01/29/2029	256,318
EUR	300,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/2019	340,933
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/2019	476,536
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	01/14/2020	218,598
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	224,513
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	213,573
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	310,815
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/2018	230,210
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	200,973
EUR	150,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/2021	190,364
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	218,464
EUR	400,000	UniCredit SpA, EMTN	3.625	01/24/2019	460,360
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	233,965
EUR	200,000	UniCredit SpA, EMTN	2.000	03/04/2023	218,471
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	209,240
EUR	150,000	Unione di Banche Italiane SCpA, EMTN	2.875	02/18/2019	170,205

					10,476,884

		Japan - 0.5%
JPY	100,000,000	Panasonic Corp., Series 12	0.387	03/19/2020	894,866

		Netherlands - 6.0%
EUR	500,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	656,824
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	363,533
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	272,693
EUR	200,000	ASML Holding NV	1.375	07/07/2026	213,242
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	739,583
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/2021	623,687
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	495,188
GBP	250,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	353,603
GBP	600,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	801,442
EUR	500,000	Cooperatieve Rabobank UA, GMTN	3.750	11/09/2020	604,234
EUR	300,000	Cooperatieve Rabobank UA, GMTN	4.000	01/11/2022	381,338
EUR	1,000,000	Cooperatieve Rabobank UA, GMTN	1.375	02/03/2027	1,095,496
GBP	300,000	Cooperatieve Rabobank UA, Series 2541	4.000	09/19/2022	423,565
EUR	250,000	Heineken NV, EMTN	2.125	08/04/2020	288,485
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/2022	584,355
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/2029	474,352
EUR	400,000	Shell International Finance BV, EMTN	1.000	04/06/2022	445,573
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	154,891
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	231,198
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	303,970
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	169,107
EUR	350,000	Shell International Finance BV, EMTN	0.750	08/15/2028	350,916

					10,027,275

		Norway - 1.5%
EUR	250,000	DNB Bank ASA, EMTN	4.375	02/24/2021	314,870
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/2022	321,822
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/2021	329,882
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/2027	269,657
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/2031	747,496
EUR	300,000	Statoil ASA, EMTN	1.625	02/17/2035	308,488

Schedule of Investments

SEK	1,000,000	Telenor ASA, EMTN	2.375%	03/19/2019	$119,458

					2,411,673

		Spain - 5.1%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	213,593
EUR	300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	321,370
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/2019	339,196
EUR	200,000	CaixaBank SA, MTN	3.125	05/14/2018	224,678
EUR	200,000	Gas Natural Fenosa Finance BV, EMTN	1.375	01/19/2027	210,595
GBP	200,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	333,691
EUR	400,000	Iberdrola International BV, EMTN	3.500	02/01/2021	485,860
EUR	200,000	Iberdrola International BV, EMTN	1.125	04/21/2026	211,778
EUR	200,000	Mapfre SA	1.625	05/19/2026	212,810
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/2019	118,601
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/2020	232,821
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/2021	246,237
EUR	500,000	Santander Consumer Finance SA, EMTN	0.900	02/18/2020	547,576
EUR	300,000	Santander Consumer Finance SA, EMTN	1.500	11/12/2020	334,187
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/2020	239,722
EUR	300,000	Santander International Debt SAU, EMTN	1.375	03/03/2021	334,981
EUR	200,000	Santander International Debt SAU, EMTN	1.375	12/14/2022	222,927
EUR	200,000	Santander Issuances SAU, EMTN	2.500	03/18/2025	210,990
EUR	200,000	Santander Issuances SAU, DIP, EMTN	3.250	04/04/2026	218,772
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/2019	424,616
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/2020	243,863
EUR	400,000	Telefonica Emisiones SAU, EMTN	1.477	09/14/2021	445,944
EUR	200,000	Telefonica Emisiones SAU, EMTN	0.750	04/13/2022	214,272
EUR	100,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/2022	115,289
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/2022	437,684
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/2026	445,636
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/2026	209,333
EUR	500,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/2023	628,160

					8,425,182

		Sweden - 2.2%
EUR	200,000	Nordea Bank AB, EMTN	4.500	03/26/2020	243,549
EUR	100,000	Nordea Bank AB, EMTN	2.000	02/17/2021	115,587
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/2022	247,966
EUR	200,000	Nordea Bank AB, EMTN	1.000	02/22/2023	220,941
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/2025	220,851
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/2018	120,048
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/2021	231,091
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	0.750	08/24/2021	220,476
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/2021	514,514
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	241,822
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	254,401
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/2021	201,653
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	784,373

					3,617,272

		Switzerland - 4.5%
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/2019	362,152
EUR	550,000	Credit Suisse AG/London, EMTN	1.375	11/29/2019	615,298
EUR	550,000	Credit Suisse AG/London, EMTN	1.125	09/15/2020	612,535
EUR	250,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	280,907
EUR	400,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	434,947
EUR	250,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	275,585
GBP	400,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/2022	517,225
GBP	250,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	305,294
EUR	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	271,279
CHF	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	257,617
EUR	300,000	Glencore Finance Dubai Ltd., EMTN	2.625	11/19/2018	337,964
GBP	250,000	Glencore Finance Europe SA, EMTN	6.500	02/27/2019	346,284
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	330,052
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	111,670
EUR	250,000	Novartis Finance SA	0.125	09/20/2023	264,052
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	219,692
CHF	600,000	Swisscom AG	3.250	09/14/2018	643,331
EUR	150,000	UBS AG/London, EMTN	1.125	06/30/2020	167,644
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/2021	337,908
EUR	200,000	UBS Group Funding Jersey Ltd.	1.750	11/16/2022	224,604
EUR	500,000	UBS Group Funding Jersey Ltd.	1.500	11/30/2024	538,881

					7,454,921

Schedule of Investments

		United Kingdom - 23.6%
GBP	200,000	ABP Finance PLC, EMTN	6.250%	12/14/2026	$317,848
EUR	700,000	Barclays Bank PLC, EMTN	6.000	01/14/2021	879,992
GBP	900,000	Barclays Bank PLC, EMTN	10.000	05/21/2021	1,445,464
EUR	313,000	Barclays PLC, EMTN	1.875	03/23/2021	348,576
GBP	500,000	Barclays PLC, EMTN	3.250	02/12/2027	608,191
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	414,910
GBP	300,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	420,542
GBP	200,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	345,606
GBP	300,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	296,268
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	779,366
GBP	150,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	249,389
EUR	100,000	BP Capital Markets PLC, EMTN	2.177	09/28/2021	116,921
EUR	300,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	337,476
EUR	200,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	226,312
EUR	300,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	329,762
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	327,828
GBP	250,000	British Telecommunications PLC	5.750	12/07/2028	409,482
EUR	300,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	324,139
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	216,912
EUR	150,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	164,084
GBP	300,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	558,934
GBP	250,000	BUPA Finance PLC	5.000	04/25/2023	340,757
GBP	500,000	Centrica PLC, EMTN	4.375	03/13/2029	735,764
GBP	150,000	Centrica PLC, EMTN	7.000	09/19/2033	287,428
GBP	300,000	Centrica PLC, EMTN	4.250	09/12/2044	446,720
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/2022	397,813
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	224,759
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	277,634
GBP	400,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	683,491
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	395,216
GBP	650,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	1,166,888
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	397,315
GBP	300,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	485,359
GBP	300,000	Heathrow Funding Ltd., EMTN	6.750	12/03/2026	511,799
GBP	500,000	Heathrow Funding Ltd., EMTN(b)	6.450	12/10/2031	899,177
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	894,635
CAD	700,000	HSBC Holdings PLC	3.196	12/05/2023	539,914
EUR	400,000	HSBC Holdings PLC	0.875	09/06/2024	419,278
GBP	600,000	HSBC Holdings PLC	2.625	08/16/2028	712,719
GBP	500,000	HSBC Holdings PLC	6.750	09/11/2028	767,818
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/2019	306,478
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	335,399
GBP	300,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	480,000
EUR	600,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	687,863
EUR	300,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	337,890
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	332,682
GBP	200,000	HSBC Holdings PLC, EMTN	6.000	03/29/2040	299,957
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	344,944
GBP	250,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	387,897
GBP	250,000	Investec Bank PLC, EMTN	9.625	02/17/2022	380,176
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	512,551
EUR	800,000	Lloyds Bank PLC, EMTN	1.250	01/13/2025	887,927
GBP	500,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	811,737
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	590,484
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	356,860
GBP	400,000	National Grid Gas Finance PLC, EMTN	2.125	09/22/2028	482,754
GBP	300,000	National Grid Gas Finance PLC, EMTN	2.625	09/22/2038	355,877
GBP	400,000	National Grid Gas Finance PLC, EMTN	2.750	09/22/2046	475,609
EUR	400,000	Nationwide Building Society, EMTN	1.125	06/03/2022	442,443
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/2025	326,721
GBP	250,000	Nationwide Building Society, EMTN	3.000	05/06/2026	326,562
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	264,248
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	358,691
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/2019	306,219
EUR	200,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/2020	250,224
EUR	250,000	Santander UK Group Holdings PLC	1.125	09/08/2023	265,892
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	192,228
EUR	150,000	Santander UK PLC, EMTN	2.000	01/14/2019	168,157
GBP	400,000	Scottish Widows Ltd.	5.500	06/16/2023	543,632
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	356,592
GBP	300,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	416,960

Schedule of Investments

EUR	500,000	Sky PLC, EMTN	1.500%	09/15/2021	$558,350
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	267,269
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	396,715
GBP	200,000	Standard Chartered Bank, EMTN	7.750	04/03/2018	270,831
EUR	300,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	336,327
GBP	500,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	622,804
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	409,225
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/2025	288,559
GBP	300,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/2041	542,859
GBP	250,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/2037	425,499
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	510,133
EUR	500,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	562,771
EUR	200,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	225,275
EUR	400,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	395,880
GBP	500,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	555,644
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	306,723
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	342,132

					39,305,136

		United States - 0.1%
EUR	200,000	Mylan NV	2.250	11/22/2024	217,285

		Total Corporate Bonds (Cost $176,689,494)			163,064,734

		Sovereign Debt Obligations - 0.5%
		Japan - 0.5%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	283,137
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	636,823

		Total Sovereign Debt Obligations (Cost $1,055,252)			919,960

	Number of Shares
		Money Market Fund - 0.2%
	345,630	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $345,630)			345,630

		Total Investments (Cost $178,090,376)(d) - 98.7%			164,330,324
		Other assets less liabilities - 1.3%			2,117,019

		Net Assets - 100.0%			$166,447,343

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debtor-In-Possession

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Note

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $13,760,052, which consisted of aggregate gross unrealized appreciation of $606,609 and aggregate gross unrealized depreciation of $14,366,661.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds - 98.0%
	Aerospace/Defense - 0.8%
$100,000	L-3 Technologies, Inc.	4.950%	02/15/2021	$107,846
100,000	Lockheed Martin Corp.	2.500	11/23/2020	100,906

				208,752

	Agriculture - 1.0%
100,000	Altria Group, Inc.	2.625	01/14/2020	101,624
100,000	Philip Morris International, Inc.	1.125	08/21/2017	99,988
50,000	Philip Morris International, Inc.	4.500	03/26/2020	53,489

				255,101

	Auto Manufacturers - 3.7%
100,000	American Honda Finance Corp., MTN	1.550	12/11/2017	100,264
100,000	American Honda Finance Corp., MTN	1.600	07/13/2018	100,172
100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	115,178
100,000	General Motors Financial Co., Inc.	2.400	04/10/2018	100,412
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	101,946
100,000	General Motors Financial Co., Inc.	3.200	07/13/2020	100,810
100,000	General Motors Financial Co., Inc.	4.375	09/25/2021	104,534
100,000	PACCAR Financial Corp., MTN	1.600	03/15/2017	100,071
150,000	Toyota Motor Credit Corp., MTN	2.750	05/17/2021	152,061

				975,448

	Banks - 31.5%
200,000	American Express Bank FSB, BKNT	6.000	09/13/2017	205,448
100,000	Bank of America Corp.	3.875	03/22/2017	100,392
120,000	Bank of America Corp.	6.000	09/01/2017	123,051
100,000	Bank of America Corp.	6.875	11/15/2018	108,436
100,000	Bank of America Corp., GMTN	2.625	04/19/2021	99,346
100,000	Bank of America Corp., MTN	6.875	04/25/2018	105,976
100,000	Bank of America Corp., MTN	2.625	10/19/2020	100,249
100,000	Bank of America Corp., MTN	5.000	05/13/2021	108,581
100,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	99,400
200,000	Bank of America NA, BKNT	1.250	02/14/2017	200,027
200,000	Bank of Montreal, MTN (Canada)	1.450	04/09/2018	199,736
200,000	Bank of Montreal, MTN (Canada)	1.800	07/31/2018	200,304
125,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/2019	126,315
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	100,732
200,000	Bank of Nova Scotia (The) (Canada)	1.450	04/25/2018	199,605
200,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/2018	200,082
100,000	Bank of Nova Scotia (The), BKNT (Canada)	1.250	04/11/2017	100,056
200,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	200,592
100,000	BB&T Corp., MTN	2.625	06/29/2020	101,156
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	109,027
98,000	BNP Paribas SA, MTN (France)	2.450	03/17/2019	98,819
120,000	Capital One Financial Corp.	2.450	04/24/2019	121,015
100,000	Citigroup, Inc.	2.550	04/08/2019	100,901
120,000	Citigroup, Inc.	8.500	05/22/2019	136,597
100,000	Citigroup, Inc.	2.500	07/29/2019	100,705
61,000	Citigroup, Inc.	5.375	08/09/2020	66,953
100,000	Citigroup, Inc.	2.650	10/26/2020	100,339
100,000	Citigroup, Inc.	2.700	03/30/2021	99,521
100,000	Credit Suisse AG/New York NY (Switzerland)	6.000	02/15/2018	104,016
27,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/2017	26,999
100,000	Fifth Third Bancorp	2.875	07/27/2020	101,690
100,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	100,683
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	100,360
100,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	99,413
100,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	109,773
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	108,455
100,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	110,980
200,000	HSBC Holdings PLC (United Kingdom)	3.400	03/08/2021	203,912
200,000	HSBC USA, Inc.	2.250	06/23/2019	200,377

Schedule of Investments

$120,000	JPMorgan Chase & Co.	6.300%	04/23/2019	$131,003
100,000	JPMorgan Chase & Co.	2.250	01/23/2020	100,240
100,000	JPMorgan Chase & Co.	4.400	07/22/2020	106,545
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	106,142
100,000	JPMorgan Chase & Co.	4.350	08/15/2021	107,087
200,000	JPMorgan Chase & Co., MTN	1.350	02/15/2017	200,031
100,000	KeyCorp, MTN	2.900	09/15/2020	101,521
100,000	Morgan Stanley	2.650	01/27/2020	100,746
100,000	Morgan Stanley	2.800	06/16/2020	100,942
100,000	Morgan Stanley	5.750	01/25/2021	111,066
100,000	Morgan Stanley, GMTN	4.750	03/22/2017	100,500
50,000	Morgan Stanley, GMTN	6.625	04/01/2018	52,749
100,000	Morgan Stanley, GMTN	5.500	01/26/2020	108,656
100,000	Morgan Stanley, GMTN	5.500	07/28/2021	110,946
100,000	Northern Trust Corp.	3.375	08/23/2021	104,328
200,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/2018	200,479
100,000	Royal Bank of Canada, Series CB8 (Canada)	1.200	09/19/2017	99,966
100,000	Santander Holdings USA, Inc.	3.450	08/27/2018	101,725
200,000	Santander UK PLC (United Kingdom)	1.650	09/29/2017	200,092
100,000	State Street Corp.	4.375	03/07/2021	107,829
200,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	1.350	07/11/2017	200,033
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.750	07/23/2018	100,133
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	100,491
200,000	US Bancorp, MTN	1.650	05/15/2017	200,257
200,000	Wells Fargo & Co., GMTN	1.500	01/16/2018	199,865
200,000	Wells Fargo & Co., MTN	1.400	09/08/2017	199,983

				8,233,374

	Beverages - 3.2%
75,000	Anheuser-Busch Cos. LLC (Belgium)	5.500	01/15/2018	77,897
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	100,676
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/2019	133,520
100,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	112,906
100,000	Coca-Cola Co. (The)	1.875	10/27/2020	99,717
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/2020	104,633
100,000	PepsiCo, Inc.	0.950	02/22/2017	100,009
100,000	PepsiCo, Inc.	3.000	08/25/2021	102,975

				832,333

	Biotechnology - 1.2%
100,000	Amgen, Inc.	5.700	02/01/2019	107,507
100,000	Biogen, Inc.	2.900	09/15/2020	101,715
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	101,045

				310,267

	Building Materials - 0.4%
100,000	Masco Corp.	7.125	03/15/2020	114,423

	Chemicals - 1.2%
100,000	Dow Chemical Co. (The)	4.250	11/15/2020	105,962
100,000	E.I. du Pont de Nemours & Co.	5.750	03/15/2019	107,578
100,000	Sherwin-Williams Co. (The)	1.350	12/15/2017	99,884

				313,424

	Computers - 1.7%
150,000	Apple, Inc.	0.900	05/12/2017	150,036
100,000	Apple, Inc.	2.100	05/06/2019	101,004
100,000	International Business Machines Corp.	1.250	02/06/2017	100,003
100,000	NetApp, Inc.	3.375	06/15/2021	102,170

				453,213

	Cosmetics/Personal Care - 0.4%
100,000	Procter & Gamble Co. (The)	1.900	11/01/2019	100,876

	Diversified Financial Services - 4.3%
120,000	Air Lease Corp.	5.625	04/01/2017	121,050
100,000	American Express Co.	8.125	05/20/2019	113,650
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	100,727
100,000	American Express Credit Corp., MTN	1.125	06/05/2017	100,006

Schedule of Investments

$100,000	Bear Stearns Cos. LLC (The)	6.400%	10/02/2017	$103,258
100,000	BlackRock, Inc.	6.250	09/15/2017	103,072
100,000	International Lease Finance Corp.	4.625	04/15/2021	105,078
60,000	Jefferies Group LLC	8.500	07/15/2019	68,202
200,000	Synchrony Financial	3.000	08/15/2019	202,997
100,000	Synchrony Financial	2.700	02/03/2020	100,304

				1,118,344

	Electric - 2.5%
100,000	Duke Energy Corp.	1.625	08/15/2017	100,100
120,000	Entergy Texas, Inc.	7.125	02/01/2019	132,032
100,000	Exelon Generation Co. LLC	5.200	10/01/2019	107,335
100,000	Southern Co. (The)	2.750	06/15/2020	101,303
100,000	Southern Co. (The)	2.350	07/01/2021	98,557
100,000	Xcel Energy, Inc.	4.700	05/15/2020	106,612

				645,939

	Electrical Components & Equipment - 0.4%
100,000	Emerson Electric Co.	4.875	10/15/2019	107,930

	Electronics - 0.4%
100,000	Honeywell International, Inc.	4.250	03/01/2021	108,207

	Environmental Control - 0.4%
100,000	Republic Services, Inc.	3.800	05/15/2018	102,658

	Food - 1.2%
100,000	General Mills, Inc.	2.200	10/21/2019	100,705
100,000	Kraft Heinz Foods Co.	6.125	08/23/2018	106,504
100,000	Kroger Co. (The)	3.300	01/15/2021	102,714

				309,923

	Gas - 0.4%
100,000	Sempra Energy	2.300	04/01/2017	100,167

	Healthcare-Products - 1.9%
100,000	Abbott Laboratories	2.000	03/15/2020	98,841
99,000	Danaher Corp.	2.400	09/15/2020	99,685
100,000	Life Technologies Corp.	6.000	03/01/2020	109,319
100,000	Medtronic, Inc.	2.500	03/15/2020	101,264
100,000	Stryker Corp.	1.300	04/01/2018	99,796

				508,905

	Healthcare-Services - 1.5%
100,000	Aetna, Inc.	1.700	06/07/2018	100,022
50,000	Anthem, Inc.	1.875	01/15/2018	50,123
100,000	HCA, Inc.	3.750	03/15/2019	102,000
100,000	Laboratory Corp. of America Holdings	2.200	08/23/2017	100,421
50,000	UnitedHealth Group, Inc.	2.700	07/15/2020	50,851

				403,417

	Household Products/Wares - 0.4%
100,000	Kimberly-Clark Corp.	7.500	11/01/2018	110,428

	Insurance - 2.1%
100,000	American International Group, Inc.	6.400	12/15/2020	113,944
100,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	107,841
100,000	Chubb INA Holdings, Inc.	5.700	02/15/2017	100,160
100,000	MetLife, Inc.	4.750	02/08/2021	108,474
100,000	Prudential Financial, Inc., MTN	4.500	11/15/2020	107,630

				538,049

	Internet - 0.8%
100,000	eBay, Inc.	2.200	08/01/2019	100,360
100,000	eBay, Inc.	3.250	10/15/2020	102,546

				202,906

Schedule of Investments

	Investment Companies - 0.4%
$100,000	Ares Capital Corp.	4.875%	11/30/2018	$104,516

	Lodging - 0.4%
100,000	Marriott International, Inc.	3.000	03/01/2019	101,818

	Machinery-Construction & Mining - 0.4%
100,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	99,271

	Machinery-Diversified - 0.8%
100,000	Deere & Co.	4.375	10/16/2019	106,417
100,000	John Deere Capital Corp., MTN	1.125	06/12/2017	100,033

				206,450

	Media - 4.2%
100,000	CBS Corp.	5.750	04/15/2020	110,408
50,000	Comcast Cable Communications LLC	8.875	05/01/2017	50,951
100,000	Comcast Corp.	6.300	11/15/2017	103,945
100,000	Comcast Corp.	5.700	07/01/2019	109,145
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.875	10/01/2019	109,360
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.000	03/01/2021	107,859
100,000	NBCUniversal Media LLC	5.150	04/30/2020	109,484
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/2020	100,973
150,000	Thomson Reuters Corp.	1.300	02/23/2017	150,017
50,000	Time Warner Cable LLC	8.250	04/01/2019	56,047
100,000	Viacom, Inc.	6.125	10/05/2017	102,876

				1,111,065

	Metal Fabricate/Hardware - 0.6%
150,000	Precision Castparts Corp.	1.250	01/15/2018	149,988

	Mining - 1.2%
100,000	Freeport-McMoRan, Inc.	2.375	03/15/2018	100,200
100,000	Freeport-McMoRan, Inc.(a)	6.500	11/15/2020	103,000
100,000	Newmont Mining Corp.	5.125	10/01/2019	107,048

				310,248

	Miscellaneous Manufacturing - 2.0%
100,000	3M Co., GMTN	2.000	08/07/2020	100,573
100,000	General Electric Co., GMTN	6.000	08/07/2019	110,370
100,000	General Electric Co., GMTN	5.500	01/08/2020	110,191
100,000	General Electric Co., GMTN	4.625	01/07/2021	108,784
100,000	Illinois Tool Works, Inc.	0.900	02/25/2017	99,970

				529,888

	Office/Business Equipment - 0.4%
100,000	Xerox Corp.	6.350	05/15/2018	104,975

	Oil & Gas - 5.5%
100,000	BP Capital Markets PLC (United Kingdom)	1.375	11/06/2017	99,990
100,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/2021	109,178
100,000	Canadian Natural Resources Ltd. (Canada)	1.750	01/15/2018	99,979
100,000	Chevron Corp.	1.718	06/24/2018	100,359
47,000	Chevron Corp.	2.427	06/24/2020	47,624
50,000	ConocoPhillips	5.750	02/01/2019	53,904
100,000	EOG Resources, Inc.	2.450	04/01/2020	100,496
150,000	Exxon Mobil Corp.	1.819	03/15/2019	150,713
100,000	Marathon Oil Corp.	2.700	06/01/2020	99,414
100,000	Marathon Petroleum Corp.	5.125	03/01/2021	108,815
100,000	Petro-Canada (Canada)	6.050	05/15/2018	105,368
100,000	Shell International Finance BV (Netherlands)	1.900	08/10/2018	100,592
100,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	98,153
50,000	Total Capital International SA (France)	1.500	02/17/2017	50,013
100,000	Total Capital SA (France)	4.125	01/28/2021	106,565

				1,431,163

Schedule of Investments

	Oil & Gas Services - 0.4%
$100,000	Baker Hughes, Inc.	7.500%	11/15/2018	$109,668

	Pharmaceuticals - 4.1%
100,000	AbbVie, Inc.	1.800	05/14/2018	100,179
100,000	AbbVie, Inc.	2.500	05/14/2020	100,530
100,000	AbbVie, Inc.	2.300	05/14/2021	98,509
100,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	100,535
100,000	Cardinal Health, Inc.	1.950	06/15/2018	100,356
100,000	Johnson & Johnson	5.150	07/15/2018	105,390
100,000	Johnson & Johnson	1.875	12/05/2019	100,572
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	106,925
150,000	Pfizer, Inc.	1.100	05/15/2017	150,030
100,000	Sanofi (France)	4.000	03/29/2021	106,372

				1,069,398

	Pipelines - 2.5%
100,000	Enbridge Energy Partners LP	4.375	10/15/2020	105,714
100,000	Enterprise Products Operating LLC	5.200	09/01/2020	109,308
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/2018	104,183
100,000	Kinder Morgan, Inc.	2.000	12/01/2017	100,252
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	101,871
20,000	Spectra Energy Capital LLC	8.000	10/01/2019	22,662
100,000	Williams Partners LP/Williams Partners Finance Corp.	7.250	02/01/2017	100,000

				643,990

	REITs - 1.8%
100,000	American Tower Corp.	3.450	09/15/2021	101,439
50,000	Boston Properties LP	5.875	10/15/2019	54,468
100,000	Simon Property Group LP	2.150	09/15/2017	100,395
100,000	Welltower, Inc.	4.125	04/01/2019	103,707
100,000	Weyerhaeuser Co.	7.375	10/01/2019	112,170

				472,179

	Retail - 3.1%
100,000	AutoZone, Inc.	4.000	11/15/2020	105,340
100,000	Costco Wholesale Corp.	1.125	12/15/2017	99,935
100,000	CVS Health Corp.	2.250	12/05/2018	100,836
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	108,475
100,000	Lowe’s Cos., Inc.	3.750	04/15/2021	105,863
100,000	McDonald’s Corp., MTN	2.750	12/09/2020	101,531
85,000	Target Corp.	3.875	07/15/2020	90,249
100,000	Wal-Mart Stores, Inc.	5.375	04/05/2017	100,744

				812,973

	Semiconductors - 1.2%
100,000	Intel Corp.	1.350	12/15/2017	100,143
100,000	Intel Corp.	2.450	07/29/2020	101,623
100,000	KLA-Tencor Corp.	4.125	11/01/2021	104,454

				306,220

	Software - 1.6%
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	103,536
100,000	Microsoft Corp.	3.000	10/01/2020	103,461
100,000	Microsoft Corp.	2.000	11/03/2020	99,937
100,000	Oracle Corp.	5.000	07/08/2019	107,858

				414,792

	Telecommunications - 5.2%
100,000	AT&T, Inc.	1.600	02/15/2017	100,018
100,000	AT&T, Inc.	1.400	12/01/2017	99,872
130,000	AT&T, Inc.	5.800	02/15/2019	139,285
100,000	Cisco Systems, Inc.	1.100	03/03/2017	100,039
100,000	Cisco Systems, Inc.	4.950	02/15/2019	106,636
100,000	Cisco Systems, Inc.	4.450	01/15/2020	107,312
100,000	Cisco Systems, Inc.	2.200	02/28/2021	99,807
125,000	Rogers Communications, Inc. (Canada)	6.800	08/15/2018	134,427
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	108,363
200,000	Verizon Communications, Inc.	3.650	09/14/2018	206,499

Schedule of Investments

$150,000	Verizon Communications, Inc.	2.550%	06/17/2019	$153,176

				1,355,434

	Transportation - 0.8%
100,000	Norfolk Southern Corp.	5.750	04/01/2018	104,727
100,000	United Parcel Service, Inc.	3.125	01/15/2021	103,404

				208,131

	Total Corporate Bonds (Cost $25,643,248)			25,596,251

Number of Shares
	Money Market Fund - 1.1%
295,919	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b) (Cost $295,919)			295,919

	Total Investments (Cost $25,939,167)(c) - 99.1%			25,892,170
	Other assets less liabilities - 0.9%			231,543

	Net Assets - 100.0%			$26,123,713

Investment Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2017 represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $46,997, which consisted of aggregate gross unrealized appreciation of $85,087 and aggregate gross unrealized depreciation of $132,084.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.1%
	Ad Valorem Property Tax - 9.7%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/2038	$1,503,795
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	2,200,440
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/2039	4,896,314
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/2040	13,393,454
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	697,668
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,002,900
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	22,025,200
3,340,000	City of New York Ser. 11A-1	5.000	08/01/2032	3,742,804
1,080,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	1,161,011
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/2033	1,568,355
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,554,000
8,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	8,109,760
2,250,000	Klein Texas Independent School District (Schoolhouse) Ser. 17 PSF-GTD	4.000	08/01/2046	2,303,662
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	2,179,380
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,838,133
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,833,774
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,571,880
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	8,012,648
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,586,400
3,500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	4,009,495
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,135,900
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	505,825
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	9,305,825
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/2035	934,242
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,305,431
2,500,000	Santa Ana California Unified School District (Election 2008) Ser. 08A	5.125	08/01/2033	2,636,700
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,726,178
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(a)	5.000	08/01/2019	2,735,450
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,490,281
3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	08/15/2045	3,405,450
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,846,100

				126,218,455

	Auto Parking Revenue - 0.5%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,171,260
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,162,640
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,703,300

				7,037,200

	College & University Revenue - 7.4%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,281,450
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,406,200
65,000	California State University Systemwide Rev. Ser. 08A AGM	5.000	11/01/2039	67,930
565,000	District of Columbia (Catholic University of America) Rev. Ser. 07 NATL	5.000	10/01/2029	568,548
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(a)	5.000	06/15/2020	1,233,511
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,414,562
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM	5.500	10/01/2041	1,105,830
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,225,700

Schedule of Investments

$875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000%	10/01/2048	$970,751
1,250,000	Massachusetts State Development Finance Agency (Massachusetts Institute of Technology) Rev. Ser. 09O(a)	6.000	07/01/2018	1,338,425
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,334,375
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	2,630,920
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	578,305
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,380,351
250,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	264,213
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,272,970
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,497,779
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,871,700
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,659,895
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,354,968
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,099,560
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,108,810
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	845,985
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,369,540
6,100,000	Ohio State University Ser.14A	5.000	12/01/2039	6,932,101
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,290,360
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,952,057
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,138,994
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,505,550
500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	572,235
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,314,000
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	2,304,620
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,445,582
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,912,727

				96,250,504

	Electric Power Revenue - 4.3%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,207,880
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,199,800
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,908,730
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/2037	1,255,892
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,955,698
2,500,000	Imperial California Irrigation District Electric Rev. Ser. 16B-1	5.000	11/01/2046	2,833,900
200,000	Kentucky State Municipal Power Agency Power System (Prairie State Project) Rev. Ser. 07A NATL(a)	5.000	09/01/2017	204,864
700,000	Kentucky State Municipal Power Agency Power System (Prairie State Project) Rev. Ser. 07A NATL(a)	5.000	09/01/2017	717,024
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,754,800
4,200,000	Long Island Power Auth. New York Electric Systems General Rev. Ser. 11A AGM	5.000	05/01/2036	4,617,228
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,853,725
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,078,638
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,104,150
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	554,290
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(a)	5.375	04/01/2019	2,233,639
1,000,000	Snohomish County Washington Public Utility District No.1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,126,850
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,294,420

Schedule of Investments

$10,000,000	Utility Debt Securitization Auth. New York Restructuring Bonds Ref. Ser. 15	5.000%	12/15/2033	$11,657,600

				56,559,128

	Fuel Sales Tax Revenue - 0.7%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,685,500
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,307,200
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,410,940

				9,403,640

	General Fund - 1.7%
500,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	501,090
4,000,000	California State Ref. Ser. 16	5.000	09/01/2036	4,579,440
3,000,000	California State Ser. 16	5.000	09/01/2046	3,426,600
7,975,000	California State Various Purpose Ser. 09	6.500	04/01/2033	8,864,452
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/2038	5,488,550

				22,860,132

	Health, Hospital, Nursing Home Revenue - 9.7%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(a)	6.000	06/01/2019	721,168
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,154,060
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM	5.250	07/01/2038	537,105
2,615,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	2,935,625
8,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	8,903,600
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,078,250
730,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000	05/23/2018	765,726
1,000,000	California Statewide Communities Development Auth. (Catholic Healthcare West) Rev. Ser. 07K AGC(a)	5.500	07/01/2017	1,013,920
905,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	886,529
5,000,000	Christian County Kentucky Hospital (Hospital-Jennie Stuart Medical Center) Rev. Ser. 06 AGC(a)	5.500	02/01/2018	5,225,600
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC	5.500	04/01/2037	2,718,125
1,570,000	District of Columbia Hospital (Children’s Hospital Obligation Group) Rev. Ser. 08 AGC(a)	5.250	07/15/2018	1,665,346
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,210,450
1,250,000	Hamilton County Ohio Health Care & Improvement (Life Enriching Communities Project) Rev. Ref. Ser. 16	5.000	01/01/2046	1,258,887
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,792,084
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility (TECO Project) Rev. Ser. 08 AGC	5.125	11/15/2037	4,019,868
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,241,800
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,139,610
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM	5.250	03/01/2030	1,077,290
1,700,000	Indiana Health & Educational Facilities Finance Auth. (St. Francis) Rev. Ref. Ser. 06E AGM(a)	5.250	05/01/2018	1,789,505
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,335,910
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,124,697
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,661,865
2,500,000	Maine Health & Higher Educational Facilities Auth. (Eastern Main Healthcare System) Rev. Ser. 16A	5.000	07/01/2041	2,529,850
1,500,000	Maine Health & Higher Educational Facilities Auth. (Eastern Main Healthcare System) Rev. Ser. 16A	5.000	07/01/2046	1,511,145
6,750,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	7,391,723
6,595,000	Medford Oregon Hospital Facilities Auth. (Asanthe Health System) Rev. Ref. Ser. 10 AGM	5.500	08/15/2028	7,270,790
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2041	2,095,340

Schedule of Investments

$1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000%	08/01/2045	$1,253,580
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,210,120
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2040	3,280,170
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	2,993,183
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,068,880
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc. - Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,064,660
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(a)	5.625	07/01/2021	585,945
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,081,050
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,201,450
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,804,300
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,782,725
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,081,010
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities (Bethesda Healthcare System, Inc. Project) Rev. Ser. 10A AGM	5.250	07/01/2040	2,686,350
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,048,168
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(a)	5.000	07/01/2020	16,795
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital (Palmetto Health) Rev. Ref. Ser. 11A AGM	6.500	08/01/2039	5,076,146
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(a)	5.375	07/01/2020	1,131,080
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,940,435
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	831,615
2,050,000	Washington State Health Care Facilities Auth. (Multicare Health System Remarketed) Rev. Ser. 07B AGM	5.500	08/15/2038	2,147,006
850,000	Washington State Health Care Facilities Auth. (Providence Health) Rev. Ser. 06E AGM	5.250	10/01/2033	902,904
3,100,000	Wisconsin State Health & Educational Facilities Auth. (Ascension Health Credit Group) Rev. Ref. Ser. 16A	5.000	11/15/2039	3,450,269
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,628,265

				126,321,974

	Highway Tolls Revenue - 7.7%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,746,600
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,012,200
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,351,700
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	754,222
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/2040	8,143,200
1,000,000	Harris County Texas (Senior Lien) Ref. Ser. 16A	5.000	08/15/2041	1,138,140
1,000,000	Harris County Texas (Senior Lien) Ref. Ser. 16A	5.000	08/15/2047	1,132,670
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/2041	4,433,680
8,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	8,834,720
5,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2051	5,493,700
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,499,080
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/2032	3,397,350
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,729,350
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	593,707
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,577,880
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,425,640

Schedule of Investments

$4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500%	01/01/2029	$4,524,125
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/2039	4,267,320
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,766,300
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	1,999,404
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,708,050
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,828,632
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,712,075

				100,069,745

	Hotel Occupancy Tax - 1.3%
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,236,296
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,429,656
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,247,720
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,359,460
4,000,000	New York State Convention Center Development Corp. (Senior Lien-Hotel Unit Fee Secured) Rev. Ser. 16A	5.000	11/15/2046	4,479,400

				16,752,532

	Income Tax Revenue - 3.5%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,353,660
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser.11D	5.000	02/01/2035	4,584,629
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14A-1	5.000	08/01/2035	2,271,180
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser.14B-1	5.000	08/01/2042	4,879,867
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser.16B-1	4.000	08/01/2041	1,921,170
7,500,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 16A-1	5.000	05/01/2040	8,547,375
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,446,807
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,399,480
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	5,013,315
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,144,897
7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000	03/15/2035	8,561,685
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,108,710

				46,232,775

	Lease Revenue - 1.6%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,686,555
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(a)	5.750	02/01/2019	545,880
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,531,880
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,120,130
4,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	4,510,640
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(a)	5.375	02/01/2019	541,695
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,067,820
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,142,920
4,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	4,357,040
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,312,180

				20,816,740

	Local or GTD Housing - 0.2%
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,687,318

	Lottery Revenue - 0.6%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/2029	8,123,175

	Miscellaneous Revenue - 3.1%
5,000,000	Alamo Texas Regional Mobility Auth. (Senior Lien) Ser. 16	5.000	06/15/2046	5,609,400

Schedule of Investments

$3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000%	10/01/2037	$3,973,550
5,000,000	California State Various Purpose Ser.14	5.000	10/01/2039	5,672,850
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,692,925
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/2035	2,191,455
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/2040	575,826
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,413,314
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2033	1,047,030
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2038	5,799,072
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2042	1,568,730
2,000,000	Maryland State Stadium Auth. Baltimore City Public Schools Rev. Ser. 16	5.000	05/01/2041	2,279,300
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/2032	409,512
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	544,170
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,367,620
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,733,375

				40,878,129

	Miscellaneous Taxes - 0.5%
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,002,820
2,970,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 16	5.000	10/01/2035	3,332,548
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,115,210

				6,450,578

	Natural Gas Revenue - 0.3%
3,655,000	Chula Vista California Industrial Development (San Diego Gas - Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,995,098

	Nuclear Revenue - 1.8%
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,227,080
4,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2036	4,474,040
3,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000	12/01/2037	3,350,460
5,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16B	5.000	12/01/2036	5,619,200
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16B	5.000	12/01/2056	2,701,475
5,000,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 14A	5.000	12/01/2049	5,453,050

				23,825,305

	Port, Airport & Marina Revenue - 7.3%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/2030	3,292,800
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,656,570
3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2041	3,823,330
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	2,723,050
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/2033	4,402,920
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,348,137
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,092,200
2,000,000	Dallas Fort Worth Texas International Airport Rev. Ref. Ser. 12B	5.000	11/01/2035	2,207,900
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,206,760
1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125	01/01/2030	1,556,205
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,666,230
3,250,000	Miami-Dade County Florida Aviation Rev. Ref. Ser. 16	5.000	10/01/2041	3,618,518
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,654,920
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	651,240
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,212,400
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,384,061
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,926,510
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,804,000
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,682,528
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,505,330
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,216,180

Schedule of Investments

$12,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000%	05/01/2046	$13,542,720
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/2037	2,005,820
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	545,425

				94,725,754

	Recreational Revenue - 0.3%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,328,680

	Sales Tax Revenue - 8.5%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,618,538
2,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	2,876,500
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,847,290
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,679,900
5,305,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2048	5,973,589
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,138,550
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	852,600
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,375,381
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL	4.500	07/01/2035	300,579
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,109,789
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	9,962,282
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales (Regional Asset District) Ref. Ser. 10 AGM	5.000	02/01/2031	3,277,860
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,553,700
15,295,000	Regional Transportation District Colorado Sales Tax (Fastracks Project) Rev. Ser. 10A	5.000	11/01/2038	16,925,753
26,500,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	28,556,135
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,593,934

				110,642,380

	Sewer Revenue - 4.6%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,820,438
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/2038	2,574,875
2,000,000	Detroit Michigan Sewage Disposal (Second Lien-Remarketed) Rev. Ser. 06A BHAC(a)	5.500	07/01/2018	2,123,060
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,397,750
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	526,625
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,656,300
5,595,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	6,285,255
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,131,490
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,696,065
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,144,810
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,258,680

				59,615,348

	Student Loan Revenue - 0.2%
2,220,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	2,363,723

	Tax Increment Revenue - 1.8%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,642,880
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,411,440

				23,054,320

	Transit Revenue - 5.8%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,116,860
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,046,587

Schedule of Investments

$5,075,000	Metropolitan Transportation Auth. New York (Green Bonds) Rev. Ser. 16A-1	5.250%	11/15/2056	$5,730,335
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,635,550
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/2042	7,207,720
10,690,000	Metropolitan Transportation Auth. New York Rev. Ser. 14A-1	5.000	11/15/2044	11,848,475
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/2040	14,555,824
10,000,000	Metropolitan Transportation Auth. New York Rev. Sub.-Ser. 15A-1	5.000	11/15/2045	11,108,600
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/2038	15,816,600
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,392,912

				75,459,463

	Water Revenue - 15.0%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	10,434,325
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,146,580
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,144,780
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,736,410
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/2041	2,336,947
2,250,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	2,336,738
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/2041	222,658
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,848,575
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,361,950
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	3,975,160
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,698,585
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC	6.000	11/15/2035	210,041
1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(a)	5.500	01/01/2019	1,380,341
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,671,595
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,715,475
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	9,028,880
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,499,900
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/2027	1,107,400
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/2029	22,133,000
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/2030	1,627,830
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	680,094
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,399,950
6,095,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09GG-1	5.250	06/15/2032	6,626,850
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,682,426
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,395,005
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,775,206
15,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13CC	5.000	06/15/2047	16,672,650
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	555,755
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,562,183
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution) Rev. Ser. 08DD	6.000	06/15/2040	1,061,180
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,153,480
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,445,100
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,716,725
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,193,380
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	953,881
285,000	Port St. Lucie Florida Utility System Rev. Ref. Ser. 09 AGC	5.000	09/01/2035	299,763
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,132,701
5,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	5,802,300
5,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2038	5,793,550
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,072,240
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,112,710

Schedule of Investments

$1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000%	09/01/2045	$1,663,185

				196,367,484

	Total Investments (Cost $1,267,404,691)(b)(c) - 98.1%			1,280,039,580
	Other assets less liabilities - 1.9%			24,440,967

	Net Assets - 100.0%			$1,304,480,547

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

GTD - Grant To Date

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

PSF-GTD - Permanent School Fund Guaranteed

RAC - Revenue Anticipation Certificates

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	18.9%
Assured Guaranty Corp.	10.2

(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $12,634,889, which consisted of aggregate gross unrealized appreciation of $30,362,295 and aggregate gross unrealized depreciation of $17,727,406.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds - 98.7%
	Ad Valorem Property Tax - 7.3%
$2,000,000	New York City New York Ser. 16B-1	4.000%	12/01/2043	$2,039,080
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	572,785
1,750,000	New York State (Fiscal 2015) Ref. Ser. 14A	5.000	08/01/2032	2,001,195

				4,613,060

	College & University Revenue - 13.4%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,056,290
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,923,720
1,500,000	New York State Dormitory Auth. (The New School) Rev. Ser. 10 AGM(a)	5.500	07/01/2020	1,705,545
500,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	528,425
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,181,980
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,108,810

				8,504,770

	Electric Power Revenue - 8.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,113,950
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,195,440
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	189,246
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,700,940

				5,199,576

	Health, Hospital, Nursing Home Revenue - 5.2%
500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000	07/01/2046	540,935
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,669,635
935,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM(a)	5.000	08/15/2018	992,456
65,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM	5.000	02/15/2038	68,281

				3,271,307

	Highway Tolls Revenue - 7.2%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,104,340
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000	01/01/2037	618,648
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,152,900
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,678,564

				4,554,452

	Hotel Occupancy Tax - 3.4%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,118,476

	Income Tax Revenue - 11.6%
1,000,000	New York City Transitional Finance Auth. Rev. Sub.-Ser. 16A-1	5.000	05/01/2040	1,139,650
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,091,930
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,386,718
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	884,412
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,336,884
500,000	New York State Urban Development Corp. Personal Income Tax Rev. Ser. 07C NATL(a)	4.500	03/15/2018	520,000

				7,359,594

	Lease Revenue - 3.8%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,067,820
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,328,610

				2,396,430

Schedule of Investments

	Miscellaneous Revenue - 13.8%
$2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000%	07/15/2042	$2,172,300
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,720,850
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2007) Rev. Ser. 06S-1 NATL	5.000	07/15/2036	1,003,110
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,136,380
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL	4.250	01/15/2034	601,260
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,126,740

				8,760,640

	Port, Airport & Marina Revenue - 3.4%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/2033	1,022,850
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,136,640

				2,159,490

	Recreational Revenue - 3.5%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,219,120

	Sales Tax Revenue - 7.5%
1,000,000	New York State Dormitory Auth. Sales Tax Supported Debt Rev. Ser. 14A	5.000	03/15/2034	1,137,670
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,475,912
2,000,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	2,155,180

				4,768,762

	Sewer Revenue - 3.2%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL	4.750	06/15/2033	2,024,720

	Transit Revenue - 3.6%
600,000	Metropolitan Transportation Auth. New York Rev. Ser. 07A NATL(a)	4.750	11/15/2017	618,558
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/2036	1,680,540

				2,299,098

	Water Revenue - 3.6%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000	06/15/2046	1,112,120
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,153,480

				2,265,600

	Total Investments (Cost $62,161,349)(b)(c) - 98.7%			62,515,095
	Other assets less liabilities - 1.3%			834,934

	Net Assets - 100.0%			$63,350,029

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

NATL - National Public Finance Guarantee Corp.

PILOT - Payment-in-lieu-of-taxes

Ref. - Refunding

Rev. - Revenue

Ser. - Series

SRF - State Revolving Fund

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	12.9%
Assured Guaranty Corp.	8.7
National Public Finance Guarantee Corp.	6.4

Schedule of Investments

(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $353,746, which consisted of aggregate gross unrealized appreciation of $1,393,182 and aggregate gross unrealized depreciation of $1,039,436.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.9%
	Banks - 43.5%
143,640	Associated Banc-Corp., 5.38%, Series D(b)	$3,279,301
1,045,199	Bank of America Corp., 6.00%, Series EE(b)	26,725,738
1,297,234	Bank of America Corp., 6.20%, Series CC	33,403,776
347,182	Bank of America Corp., 6.20%, Series D	8,804,536
1,836,805	Bank of America Corp., 6.38%, Series 3	47,132,416
2,551,128	Bank of America Corp., 6.50%, Series Y(b)	66,711,997
946,760	Bank of America Corp., 6.63%, Series I(b)	24,416,940
1,839,649	Bank of America Corp., 6.63%, Series W	48,437,958
4,965,693	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	128,114,879
488,535	BB&T Corp., 5.63%(b)	12,281,770
2,844,086	BB&T Corp., 5.63%, Series E(b)	71,557,204
383,237	BB&T Corp., 5.85%	9,676,734
187,637	BOK Financial Corp., 5.38%	4,435,739
971,608	Citigroup Capital XIII, 7.41%	25,086,919
1,302,288	Citigroup, Inc., 6.30%, Series S	33,625,076
2,566,149	Citigroup, Inc., 6.88%, Series K	71,364,604
816,314	Citigroup, Inc., 6.88%, Series L(b)	21,567,016
202,185	Commerce Bancshares, Inc., 6.00%, Series B	5,434,733
1,728,918	Countrywide Capital V, 7.00%(b)	44,000,963
168,561	Cullen/Frost Bankers, Inc., 5.38%	4,235,938
585,347	Fifth Third Bancorp, 6.63%, Series I	16,354,595
113,257	First Horizon National Corp., 6.20%, Series A	2,847,281
248,700	First Republic Bank, 5.50%, Series D	6,055,845
167,948	First Republic Bank, 5.50%, Series G	4,052,585
188,667	First Republic Bank, 5.70%, Series F(b)	4,756,295
234,754	First Republic Bank, 6.20%, Series B	6,061,348
200,459	First Republic Bank, 7.00%, Series E	5,538,682
193,003	Hancock Holding Co., 5.95%	4,846,305
4,668,055	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	121,649,513
4,281,231	HSBC Holdings PLC, 8.13% (United Kingdom)	112,938,874
107,193	Huntington Bancshares, Inc., 5.88%, Series C	2,670,178
612,657	Huntington Bancshares, Inc., 6.25%, Series D	15,843,310
113,098	ING Groep NV, 6.13% (Netherlands)	2,857,986
19,818	ING Groep NV, 6.20% (Netherlands)	501,197
431,696	ING Groep NV, 6.38% (Netherlands)	10,982,346
1,302,235	JPMorgan Chase & Co., 5.45%, Series P(b)	32,725,166
793,398	JPMorgan Chase & Co., 5.50%, Series O(b)	19,779,412
1,596,855	JPMorgan Chase & Co., 6.10%, Series AA(b)	41,182,890
2,435,053	JPMorgan Chase & Co., 6.13%, Series Y(b)	63,360,079
1,746,424	JPMorgan Chase & Co., 6.15%, Series BB	45,389,560
866,632	JPMorgan Chase & Co., 6.30%, Series W(b)	22,662,427
984,810	JPMorgan Chase & Co., 6.70%, Series T	26,767,136
631,068	KeyCorp, 6.13%, Series E(b)	17,291,263
301,431	People’s United Financial, Inc., 5.63%, Series A(b)	7,822,134
2,326,049	PNC Financial Services Group, Inc. (The), 6.13%, Series P	65,966,750

637,819	Regions Financial Corp., 6.38%, Series A(b)	$16,289,897
618,023	Regions Financial Corp., 6.38%, Series B	16,674,261
1,625,304	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	39,819,948
1,230,893	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)(b)	31,153,902
151,086	Santander Finance Preferred SAU, 6.50% (Spain)	3,804,345
585,104	SunTrust Banks, Inc., 5.88%, Series E	14,668,557
134,778	TCF Financial Corp., 6.45%, Series B	3,400,449
216,712	TCF Financial Corp., 7.50%	5,602,005
320,542	Texas Capital Bancshares, Inc., 6.50%, Series A	8,135,356
1,686,529	U.S. Bancorp, 6.00%, Series G	42,854,702
492,618	U.S. Bancorp, 6.50%, Series F	14,409,077
161,198	Valley National Bancorp, 6.25%, Series A	4,513,544
143,685	Webster Financial Corp., 6.40%, Series E	3,662,531
640,973	Wells Fargo & Co., 5.13%, Series O	15,319,255
654,403	Wells Fargo & Co., 5.20%(b)	15,646,776
1,371,924	Wells Fargo & Co., 5.50%, Series X	32,926,176
1,066,264	Wells Fargo & Co., 5.70%, Series W	26,475,335
1,862,118	Wells Fargo & Co., 5.85%	48,359,204
926,112	Wells Fargo & Co., 6.00%, Series T(b)	24,023,345
1,145,809	Wells Fargo & Co., 6.00%, Series V(b)	29,791,034
819,559	Wells Fargo & Co., 6.63%(b)	23,455,779
4,350,836	Wells Fargo & Co., 8.00%, Series J	115,775,746
162,303	Wintrust Financial Corp., 6.50%, Series D	4,374,066
296,024	Zions Bancorp, 5.75%, Series H	7,370,998
193,316	Zions Bancorp, 7.90%, Series F	4,999,152

		1,904,702,834

	Capital Markets - 15.4%
268,941	Affiliated Managers Group, Inc., 6.38%	6,833,791
387,423	Apollo Investment Corp., 6.88%	10,038,130
384,991	Ares Management LP, 7.00%, Series A	9,982,817
743,278	Bank of New York Mellon Corp. (The), 5.20%(b)	18,381,265
118,616	BGC Partners, Inc., 8.13%	3,053,176
802,686	Charles Schwab Corp. (The), 5.95%, Series D	20,853,782
620,778	Charles Schwab Corp. (The), 6.00%, Series B(b)	15,786,384
779,750	Charles Schwab Corp. (The), 6.00%, Series C(b)	20,429,450
1,042,446	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)(b)	26,655,344
3,892,832	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(b)	101,174,704
1,586,897	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	40,640,432
891,137	Goldman Sachs Group, Inc. (The), 5.95%(b)	22,510,121
680,107	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	17,444,744
607,355	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	15,943,069
1,030,693	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	27,540,117
230,962	KKR & Co. LP, 6.50%, Series B(b)	5,924,175
412,463	KKR & Co. LP, 6.75%, Series A	10,769,409
543,779	KKR Financial Holdings LLC, 7.38%, Series A	14,143,692
551,106	Legg Mason, Inc., 5.45%	12,548,684
412,740	Legg Mason, Inc., 6.38%	10,615,673
1,198,537	Morgan Stanley, 5.85%, Series K	30,107,249
1,390,707	Morgan Stanley, 6.38%, Series I	36,839,828
983,984	Morgan Stanley, 6.63%, Series G(b)	25,859,099
679,833	Morgan Stanley, 6.88%, Series F	18,722,601
1,013,681	Morgan Stanley, 7.13%, Series E	29,153,466
516,518	Northern Trust Corp., 5.85%, Series C	13,326,164
161,635	OM Asset Management PLC, 5.13%	3,533,341
205,692	Prospect Capital Corp., 6.25%	5,333,594

Schedule of Investments(a)

441,732	Raymond James Financial, Inc., 6.90%	$11,233,245
127,930	Solar Capital Ltd., 6.75%(b)	3,205,926
574,311	State Street Corp., 5.25%, Series C	14,076,363
496,308	State Street Corp., 5.35%, Series G	12,640,965
1,027,497	State Street Corp., 5.90%, Series D	27,002,621
983,642	State Street Corp., 6.00%, Series E(b)	25,977,985
186,796	Stifel Financial Corp., 6.25%, Series A	4,838,016

		673,119,422

	Chemicals - 0.1%
58,708	E.I. du Pont de Nemours & Co., 4.50%, Series B	6,209,545

	Commercial Services & Supplies - 0.6%
513,200	NuStar Logistics LP, 7.63%	13,343,200
553,360	Pitney Bowes, Inc., 6.70%	14,514,633

		27,857,833

	Consumer Finance - 3.1%
735,926	Capital One Financial Corp., 5.20%, Series G	16,492,102
1,113,086	Capital One Financial Corp., 6.00%, Series B(b)	28,149,945
617,402	Capital One Financial Corp., 6.00%, Series H(b)	15,675,837
659,175	Capital One Financial Corp., 6.20%, Series F(b)	17,006,715
588,894	Capital One Financial Corp., 6.25%, Series C	15,222,910
606,268	Capital One Financial Corp., 6.70%, Series D(b)	16,478,364
724,912	Discover Financial Services, 6.50%, Series B	18,702,729
29,606	GMAC Capital Trust I, 6.69%, Series 2	760,874
412,033	Navient Corp., 6.00%	8,899,913

		137,389,389

	Diversified Telecommunication Services - 3.3%
1,294,666	Qwest Corp., 6.13%(b)	31,809,944
1,245,174	Qwest Corp., 6.50%	30,693,539
462,825	Qwest Corp., 6.63%(b)	11,603,023
544,309	Qwest Corp., 6.88%(b)	13,972,412
549,500	Qwest Corp., 7.00%	13,830,915
241,700	Qwest Corp., 7.00%	6,291,451
461,198	Qwest Corp., 7.00%	11,649,861
317,432	Qwest Corp., 7.50%(b)	8,043,727
643,264	Verizon Communications, Inc., 5.90%	16,995,035

		144,889,907

	Electric Utilities - 6.6%
300,941	BGE Capital Trust II, 6.20%	7,779,325
648,972	Duke Energy Corp., 5.13%(b)	16,237,279
351,280	Entergy Arkansas, Inc., 4.88%(b)	7,875,698
37,280	Entergy Arkansas, Inc., 4.90%	874,589
285,610	Entergy Louisiana LLC, 4.88%	6,431,937
331,752	Entergy Louisiana LLC, 5.25%	8,091,431
344,825	Entergy Mississippi, Inc., 4.90%	7,734,425
252,924	Entergy New Orleans, Inc., 5.50%	6,292,749
597,917	Entergy Texas, Inc., 5.63%	15,946,446
257,211	Interstate Power & Light Co., 5.10%, Series D(b)	6,852,101
966,544	NextEra Energy Capital Holdings, Inc., 5.00%	21,979,211
786,526	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	18,318,191
623,502	NextEra Energy Capital Holdings, Inc., 5.25%, Series K	14,465,246
374,333	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	9,178,645
461,707	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	11,436,482
150,731	Pacific Gas & Electric Co., 6.00%, Series A	4,656,081

570,674	PPL Capital Funding, Inc., 5.90%, Series B	$14,306,797
1,228,582	SCE Trust I, 5.63%	30,382,833
224,451	SCE Trust III, 5.75%, Series H	5,871,638
398,651	SCE Trust IV, 5.38%, Series J	10,452,629
357,832	SCE Trust V, 5.45%, Series K	9,532,645
949,439	Southern Co. (The), 5.25%	21,884,569
1,285,583	Southern Co. (The), 6.25%	33,733,698

		290,314,645

	Equity REITs - 8.9%
175,275	Alexandria Real Estate Equities, Inc., 6.45%, Series E	4,404,661
136,574	Boston Properties, Inc., 5.25%	3,300,994
394,448	DDR Corp., 6.50%, Series J	9,920,367
385,528	Digital Realty Trust, Inc., 5.88%, Series G	9,487,844
309,148	Digital Realty Trust, Inc., 6.35%, Series I	7,963,652
357,802	Digital Realty Trust, Inc., 6.63%, Series F	9,077,437
459,731	Digital Realty Trust, Inc., 7.38%, Series H	12,601,227
258,604	DuPont Fabros Technology, Inc., 6.63%, Series C(b)	6,834,904
137,536	EPR Properties, 6.63%, Series F(b)	3,476,910
240,676	Equity Commonwealth, 5.75%	5,889,342
388,268	Government Properties Income Trust, 5.88%	9,531,979
73,482	Kilroy Realty Corp., 6.38%, Series H	1,848,072
65,912	Kilroy Realty Corp., 6.88%, Series G	1,664,278
789,287	Kimco Realty Corp., 6.00%, Series I	19,866,354
419,642	National Retail Properties, Inc., 5.20%, Series F(b)	9,324,445
413,527	National Retail Properties, Inc., 5.70%, Series E	10,032,165
368,196	National Retail Properties, Inc., 6.63%, Series D	9,307,995
329,877	PS Business Parks, Inc., 5.20%, Series W(b)	7,336,464
244,087	PS Business Parks, Inc., 5.70%, Series V(b)	6,026,508
525,456	PS Business Parks, Inc., 6.00%, Series T	13,330,819
643,330	Public Storage, 4.90%, Series E(b)	13,973,128
522,449	Public Storage, 4.95%, Series D	11,472,980
397,850	Public Storage, 5.13%, Series C	9,106,786
437,671	Public Storage, 5.20%, Series W(b)	10,530,364
828,417	Public Storage, 5.40%, Series B(b)	19,923,429
302,869	Public Storage, 5.88%, Series A	7,771,619
273,419	Public Storage, 5.90%, Series S	6,890,159
395,360	Public Storage, 6.00%, Series Z	10,386,107
260,328	Public Storage, 6.38%, Series Y	6,966,377
519,562	Realty Income Corp., 6.63%, Series F	13,139,723
302,642	Regency Centers Corp., 6.63%, Series 6	7,620,526
471,080	Senior Housing Properties Trust, 5.63%(b)	11,136,331
320,212	Senior Housing Properties Trust, 6.25%	8,267,874
309,360	SL Green Realty Corp., 6.50%, Series I	7,808,246
339,052	Ventas Realty LP/Ventas Capital Corp., 5.45%	8,740,761
1,067,876	VEREIT, Inc., 6.70%, Series F	27,006,584
209,970	Vornado Realty Trust, 5.40%, Series L	4,825,111
574,983	Vornado Realty Trust, 5.70%, Series K	13,908,839
692,443	Vornado Realty Trust, 6.63%, Series I	17,608,825
134,174	Washington Prime Group, Inc., 6.88%, Series I	3,409,361
365,625	Welltower, Inc., 6.50%, Series J	9,239,344

		390,958,891

	Industrial Conglomerates - 1.6%
1,149,984	General Electric Co., 4.70%(b)	29,301,592
897,748	General Electric Co., 4.88%	22,623,250
758,236	General Electric Co., 4.88%	19,031,724

		70,956,566

	Insurance - 11.8%
1,679,991	Aegon NV, 6.38% (Netherlands)	42,570,972
837,115	Aegon NV, 8.00% (Netherlands)	21,513,856
642,070	Aflac, Inc., 5.50%(b)	16,193,005
591,660	Allstate Corp. (The), 5.10%	15,572,491
402,815	Allstate Corp. (The), 5.63%(b)	10,324,148

Schedule of Investments(a)

314,644	Allstate Corp. (The), 6.25%, Series F	$8,161,865
1,101,813	Allstate Corp. (The), 6.63%, Series E	29,120,918
476,903	Allstate Corp. (The), 6.75%, Series C	12,580,701
147,368	American Financial Group, Inc., 6.00%	3,744,621
371,135	American Financial Group, Inc., 6.25%	9,794,253
334,226	American Financial Group, Inc., 6.38%	8,592,951
583,579	Arch Capital Group Ltd., 5.25%, Series E(b)	12,856,245
428,795	Arch Capital Group Ltd., 6.75%, Series C	10,895,681
164,381	Argo Group US, Inc., 6.50%	4,199,935
274,046	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	6,303,058
215,642	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(b)	5,660,603
394,177	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	10,169,767
431,080	Assured Guaranty Municipal Holdings, Inc., 6.25%	10,811,486
266,385	Axis Capital Holdings Ltd., 5.50%, Series D	6,395,904
705,242	Axis Capital Holdings Ltd., 5.50%, Series E	15,896,155
47,893	Axis Capital Holdings Ltd., 6.88%, Series C	1,213,609
301,529	Endurance Specialty Holdings Ltd., 6.35%, Series C	7,912,121
232,337	Hanover Insurance Group, Inc. (The), 6.35%	5,866,509
795,247	Hartford Financial Services Group, Inc. (The), 7.88%	24,239,129
196,034	Kemper Corp., 7.38%	5,214,504
195,904	Maiden Holdings Ltd., 7.13%, Series C	5,017,101
461,343	Maiden Holdings Ltd., 8.25%, Series A	11,981,078
192,498	Maiden Holdings North America Ltd., 7.75%	5,199,371
486,388	PartnerRe Ltd., 5.88%, Series I (Bermuda)	11,814,365
453,854	PartnerRe Ltd., 7.25%, Series H (Bermuda)	12,639,834
556,638	Protective Life Corp., 6.25%	14,038,410
934,329	Prudential Financial, Inc., 5.70%	23,881,449
692,101	Prudential Financial, Inc., 5.75%(b)	17,371,735
681,219	Prudential PLC, 6.50% (United Kingdom)	17,561,826
512,500	Reinsurance Group of America, Inc., 5.75%(b)	13,735,000
539,741	Reinsurance Group of America, Inc., 6.20%	15,215,299
512,769	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	12,250,051
242,435	Selective Insurance Group, Inc., 5.88%	6,094,816
133,196	Torchmark Corp., 5.88%	3,356,539
424,568	Torchmark Corp., 6.13%	10,919,889
194,356	Validus Holdings Ltd., 5.88%, Series A	4,687,867
458,743	W.R. Berkley Corp., 5.63%(b)	11,055,706
419,128	W.R. Berkley Corp., 5.75%	10,394,374
104,781	W.R. Berkley Corp., 5.90%	2,666,676

		515,685,873

	Internet Software & Services - 0.6%
964,040	eBay, Inc., 6.00%(b)	24,978,276

	Machinery - 0.6%
982,512	Stanley Black & Decker, Inc., 5.75%(b)	24,798,603

	Media - 0.2%
360,574	Comcast Corp., 5.00%(b)	9,248,723

	Mortgage REITs - 0.3%
428,892	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	11,189,792

	Multi-Utilities - 1.5%
1,042,446	Dominion Resources, Inc., 5.25%, Series A	24,090,927

385,281	DTE Energy Co., 5.38%, Series B	$9,131,160
642,701	DTE Energy Co., 6.00%, Series F	16,279,616
541,521	Integrys Holding, Inc., 6.00%	13,944,166

		63,445,869

	Oil, Gas & Consumable Fuels - 0.3%
293,442	NuStar Energy LP, 8.50%, Series A	7,834,901
162,484	Targa Resources Partners LP, 9.00%, Series A	4,478,059

		12,312,960

	Thrifts & Mortgage Finance - 0.1%
175,239	Astoria Financial Corp., 6.50%, Series C(b)	4,477,356

	Trading Companies & Distributors - 0.1%
181,750	GATX Corp., 5.63%	4,471,050

	Wireless Telecommunication Services - 1.3%
380,638	Telephone & Data Systems, Inc., 5.88%	9,268,535
704,198	Telephone & Data Systems, Inc., 6.63%	17,611,992
461,264	United States Cellular Corp., 6.95%	11,674,592
337,816	United States Cellular Corp., 7.25%	8,867,670
393,616	United States Cellular Corp., 7.25%	10,430,824

		57,853,613

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $4,416,594,981) - 99.9%	4,374,861,147

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.8%
78,064,475	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $78,064,475)	78,064,475

	Total Investments (Cost $4,494,659,456)(e) - 101.7%	4,452,925,622
	Other assets less liabilities - (1.7)%	(75,226,227)

	Net Assets - 100.0%	$4,377,699,395

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,500,715,870. The net unrealized depreciation was $47,790,248, which consisted of aggregate gross unrealized appreciation of $37,272,370 and aggregate gross unrealized depreciation of $85,062,618.

Schedule of Investments(a)

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	10.3%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Treasury Collateral Portfolio (CLTL)

January 31, 2017

(Unaudited)

Principal Amount		Value
	Short-Term Investments - 99.8%
	U.S. Treasury Securities - 99.8%
	U.S. Treasury Bills - 50.6%(a)
$12,654,000	0.469%, 02/02/2017	$12,653,848
370,000	0.501%, 02/02/2017	369,996
10,602,000	0.455%, 02/09/2017	10,600,896
310,000	0.498%, 02/09/2017	309,968
10,602,000	0.450%, 02/16/2017	10,600,029
310,000	0.488%, 02/16/2017	309,942
10,260,000	0.461%, 02/23/2017	10,257,092
300,000	0.490%, 02/23/2017	299,915
12,654,000	0.467%, 03/02/2017	12,649,273
370,000	0.490%, 03/02/2017	369,862
9,576,000	0.483%, 03/09/2017	9,571,535
280,000	0.487%, 03/09/2017	279,869
9,576,000	0.476%, 03/16/2017	9,571,153
280,000	0.485%, 03/16/2017	279,858
9,576,000	0.482%, 03/23/2017	9,569,965
280,000	0.485%, 03/23/2017	279,824
370,000	0.482%, 03/30/2017	369,726
12,654,000	0.488%, 03/30/2017	12,644,615
5,280,000	0.490%, 04/06/2017	5,275,659
5,130,000	0.495%, 04/13/2017	5,125,169
150,000	0.507%, 04/13/2017	149,859
150,000	0.490%, 04/20/2017	149,845
5,130,000	0.505%, 04/20/2017	5,124,693
7,866,000	0.505%, 04/27/2017	7,856,783
230,000	0.510%, 04/27/2017	229,731
5,130,000	0.505%, 05/04/2017	5,123,363
150,000	0.512%, 05/04/2017	149,806
5,130,000	0.503%, 05/11/2017	5,123,123
150,000	0.530%, 05/11/2017	149,799
5,130,000	0.506%, 05/18/2017	5,122,523
150,000	0.530%, 05/18/2017	149,781
7,524,000	0.522%, 05/25/2017	7,512,132
220,000	0.547%, 05/25/2017	219,653
4,104,000	0.528%, 06/01/2017	4,097,023
120,000	0.546%, 06/01/2017	119,796
3,762,000	0.532%, 06/08/2017	3,755,165
110,000	0.555%, 06/08/2017	109,800
3,762,000	0.537%, 06/15/2017	3,754,823
110,000	0.555%, 06/15/2017	109,790
6,498,000	0.545%, 06/22/2017	6,484,734
190,000	0.557%, 06/22/2017	189,612
3,762,000	0.554%, 06/29/2017	3,753,803
110,000	0.563%, 06/29/2017	109,760
80,000	0.595%, 07/20/2017	79,772
2,736,000	0.603%, 07/20/2017	2,728,213
80,000	0.628%, 08/17/2017	79,729
2,736,000	0.632%, 08/17/2017	2,726,717
2,736,000	0.625%, 09/14/2017	2,725,377
80,000	0.633%, 09/14/2017	79,689
2,736,000	0.665%, 10/12/2017	2,723,406
80,000	0.674%, 10/12/2017	79,632
2,736,000	0.727%, 11/09/2017	2,720,784
80,000	0.735%, 11/09/2017	79,555
2,736,000	0.750%, 12/07/2017	2,718,739
80,000	0.764%, 12/07/2017	79,495

	(Cost $187,748,251)	187,754,699

	U.S. Treasury Notes - 48.7%
4,224,000	0.625%, 02/15/2017	4,224,408

$2,112,000	4.625%, 02/15/2017	$2,115,412
3,872,000	0.500%, 02/28/2017	3,872,315
4,928,000	0.875%, 02/28/2017	4,929,777
3,168,000	3.000%, 02/28/2017	3,174,154
4,224,000	0.750%, 03/15/2017	4,225,512
3,872,000	0.500%, 03/31/2017	3,872,242
4,576,000	1.000%, 03/31/2017	4,579,923
3,168,000	3.250%, 03/31/2017	3,182,048
4,224,000	0.875%, 04/15/2017	4,227,417
3,872,000	0.500%, 04/30/2017	3,872,088
4,928,000	0.875%, 04/30/2017	4,932,594
2,816,000	3.125%, 04/30/2017	2,833,990
4,224,000	0.875%, 05/15/2017	4,227,420
1,760,000	4.500%, 05/15/2017	1,779,232
8,800,000	0.625%, 05/31/2017	8,802,406
2,816,000	2.750%, 05/31/2017	2,835,910
3,872,000	0.875%, 06/15/2017	3,876,084
3,872,000	0.625%, 06/30/2017	3,872,454
4,576,000	0.750%, 06/30/2017	4,578,512
2,816,000	2.500%, 06/30/2017	2,838,116
3,872,000	0.875%, 07/15/2017	3,875,479
4,576,000	0.500%, 07/31/2017	4,571,978
3,872,000	0.625%, 07/31/2017	3,871,436
3,168,000	2.375%, 07/31/2017	3,195,132
3,872,000	0.875%, 08/15/2017	3,876,008
2,112,000	4.750%, 08/15/2017	2,157,499
8,800,000	0.625%, 08/31/2017	8,798,281
3,872,000	1.875%, 08/31/2017	3,897,637
3,872,000	1.000%, 09/15/2017	3,878,882
8,096,000	0.625%, 09/30/2017	8,090,307
3,168,000	1.875%, 09/30/2017	3,191,203
3,872,000	0.875%, 10/15/2017	3,875,176
8,096,000	0.750%, 10/31/2017	8,095,209
3,872,000	1.875%, 10/31/2017	3,903,687
3,872,000	0.875%, 11/15/2017	3,874,420
2,464,000	4.250%, 11/15/2017	2,530,220
4,928,000	0.625%, 11/30/2017	4,920,589
3,872,000	0.875%, 11/30/2017	3,874,117
3,168,000	2.250%, 11/30/2017	3,205,874
3,520,000	1.000%, 12/15/2017	3,525,088
4,224,000	0.750%, 12/31/2017	4,219,957
3,872,000	1.000%, 12/31/2017	3,876,613
2,464,000	2.750%, 12/31/2017	2,506,206

	(Cost $180,653,473)	180,663,012

	U.S. Treasury Bonds - 0.5%
1,056,000	8.750%, 05/15/2017	1,080,202
704,000	8.875%, 08/15/2017	734,509

	(Cost $1,814,818)	1,814,711

Number of Shares
	Money Market Fund - 0.0%
72,357	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b) (Cost $72,357)	72,357

	Total Investments (Cost $370,288,899)(c) - 99.8%	370,304,779
	Other assets less liabilities - 0.2%	634,188

	Net Assets - 100.0%	$370,938,967

Schedule of Investments

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	In the Fund’s initial year of operations, the cost of investment for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At January 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $15,880, which consisted of aggregate gross unrealized appreciation of $20,473 and aggregate gross unrealized depreciation of $4,593.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 58.8%(a)
	Banks - 29.3%
172,736	Bank of America Corp., 3.00%, Series H	$3,480,630
132,154	Bank of America Corp., 4.00%, Series 4	3,001,217
213,597	Bank of America Corp., 4.00%, Series 5	4,852,710
190,578	Bank of America Corp., 4.00%, Series E	4,219,397
1,437,898	Citigroup Capital XIII, 7.41%	37,126,526
936,370	Citigroup, Inc., 6.88%, Series K	26,040,450
593,554	Citigroup, Inc., 7.13%, Series J	16,601,705
295,437	Fifth Third Bancorp, 6.63%, Series I	8,254,510
77,479	FNB Corp., 7.25%	2,322,046
317,332	KeyCorp, 6.13%, Series E	8,694,897
234,277	KeyCorp, 8.63%, Series C	5,983,435
573,030	Merrill Lynch Capital Trust I, 6.45%, Series K	14,721,141
389,033	Merrill Lynch Capital Trust III, 7.38%	10,095,406
152,655	People’s United Financial, Inc., 5.63%, Series A	3,961,397
977,265	PNC Financial Services Group, Inc. (The), 6.13%, Series P	27,715,235
323,115	Regions Financial Corp., 6.38%, Series B	8,717,643
203,214	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	4,866,975
120,562	SunTrust Banks, Inc., 4.00%	2,924,834
89,628	Synovus Financial Corp., 7.88%, Series C	2,487,177
638,264	U.S. Bancorp, 3.50%, Series B	14,839,638
691,031	U.S. Bancorp, 6.00%, Series G	17,559,098
701,744	U.S. Bancorp, 6.50%, Series F	20,526,012
78,860	Valley National Bancorp, 6.25%, Series A	2,208,080
1,119,192	Wells Fargo & Co., 5.85%	29,065,416
533,798	Wells Fargo & Co., 6.63%	15,277,299
86,029	Wintrust Financial Corp., 6.50%, Series D	2,318,482
102,678	Zions Bancorp, 6.30%, Series G	2,777,440

		300,638,796

	Capital Markets - 14.6%
468,411	Goldman Sachs Group, Inc. (The), 3.75%, Series A	10,600,141
125,733	Goldman Sachs Group, Inc. (The), 4.00%, Series C	2,772,413
874,907	Goldman Sachs Group, Inc. (The), 4.00%, Series D	19,247,954
635,028	Goldman Sachs Group, Inc. (The), 5.50%, Series J	16,263,067
456,505	Goldman Sachs Group, Inc. (The), 6.38%, Series K	12,197,814
715,479	Morgan Stanley, 4.00%, Series A	16,248,528
180,000	Morgan Stanley, 5.85%, Series K	4,521,600
633,019	Morgan Stanley, 6.38%, Series I	16,768,673
538,666	Morgan Stanley, 6.88%, Series F	14,834,862
546,598	Morgan Stanley, 7.13%, Series E	15,720,158
325,372	State Street Corp., 5.35%, Series G	8,287,225
488,427	State Street Corp., 5.90%, Series D	12,835,861

		150,298,296

	Commercial Services & Supplies - 0.7%
274,095	NuStar Logistics LP, 7.63%	7,126,470

	Consumer Finance - 4.3%
1,708,554	GMAC Capital Trust I, 6.69%, Series 2	43,909,838

	Electric Utilities - 1.6%
190,488	SCE Trust III, 5.75%, Series H	4,983,166
224,591	SCE Trust IV, 5.38%, Series J	5,888,776
202,058	SCE Trust V, 5.45%, Series K	5,382,825

		16,254,767

	Food Products - 1.6%
323,603	CHS, Inc., 6.75%, Series 3	8,724,337
274,813	CHS, Inc., 7.10%, Series 2	7,554,610

		16,278,947

	Insurance - 5.3%
176,988	Aegon NV, 4.00%, Series 1 (Netherlands)	4,118,511
342,768	Allstate Corp. (The), 5.10%	9,021,654
190,151	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	4,991,464
397,939	Hartford Financial Services Group, Inc. (The), 7.88%	12,129,181

Schedule of Investments

403,576	MetLife, Inc., 4.00%, Series A	$9,714,074
262,865	Reinsurance Group of America, Inc., 5.75%	7,044,782
275,566	Reinsurance Group of America, Inc., 6.20%	7,768,205

		54,787,871

	Mortgage REITs - 0.2%
71,936	Resource Capital Corp., 8.63%	1,663,880

	Multi-Utilities - 0.6%
247,155	Integrys Holding, Inc., 6.00%	6,364,241

	Oil, Gas & Consumable Fuels - 0.6%
139,084	NuStar Energy LP, 8.50%, Series A	3,713,543
86,440	Targa Resources Partners LP, 9.00%, Series A	2,382,286

		6,095,829

	Total Preferred Stocks and Other Equity Interests (Cost $601,444,583)	603,418,935

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds - 40.6%
	Banks - 9.4%
$6,745,000	BAC Capital Trust XIV, Series G	4.000%	09/29/2049	5,328,550
12,217,000	Goldman Sachs Capital II	4.000	12/29/2049	9,926,312
2,484,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/2049	2,005,830
5,340,000	JPMorgan Chase Capital XXI, Series U(b)	1.985	02/02/2037	4,732,575
9,451,000	JPMorgan Chase Capital XXIII(b)	1.906	05/15/2047	8,104,233
8,000,000	Mellon Capital IV, Series 1	4.000	06/29/2049	6,590,000
12,846,000	State Street Corp.(b)	1.963	06/15/2037	11,349,441
10,585,000	USB Capital IX	3.500	10/29/2049	8,997,250
39,452,000	Wachovia Capital Trust III	5.570	03/29/2049	39,085,096

				96,119,287

	Diversified Financial Services - 1.4%
2,345,000	GE Capital Trust I	6.375	11/15/2067	2,391,900
6,253,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	6,319,726
5,650,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	5,885,543

				14,597,169

	Electric - 5.2%
10,919,000	Dominion Resources, Inc.	5.750	10/01/2054	11,331,181
19,278,000	Emera, Inc., Series 16-A (Canada)	6.750	06/15/2076	21,109,410
5,140,000	NextEra Energy Capital Holdings, Inc.(b)	3.065	10/01/2066	4,473,116
8,725,000	Southern Co. (The), Series B	5.500	03/15/2057	9,037,573
7,876,000	WEC Energy Group, Inc.	6.250	05/15/2067	7,088,400

				53,039,680

	Hand/Machine Tools - 0.7%
6,480,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	6,901,200

	Insurance - 15.9%
12,559,000	Allstate Corp. (The)	5.750	08/15/2053	13,312,540
15,788,000	Chubb Corp. (The)	6.375	04/15/2037	15,472,240
3,624,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/2037	3,134,760
9,337,000	Genworth Holdings, Inc.(b)	2.908	11/15/2066	3,594,745
7,968,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/2038	8,575,560
11,425,000	Lincoln National Corp.(b)	3.264	05/17/2066	9,825,500
7,795,000	Lincoln National Corp.	6.050	04/20/2067	6,508,825
6,350,000	Principal Financial Group, Inc.	4.700	05/15/2055	6,387,103
9,414,000	Prudential Financial, Inc.	8.875	06/15/2038	10,237,725
15,615,000	Prudential Financial, Inc.	5.875	09/15/2042	16,766,606
23,563,000	Prudential Financial, Inc.	5.625	06/15/2043	24,947,326
7,845,000	Prudential Financial, Inc.	5.200	03/15/2044	7,952,477
15,780,000	Prudential Financial, Inc.	5.375	05/15/2045	16,332,300
5,230,000	Reinsurance Group of America, Inc.(b)	3.628	12/15/2065	4,733,150
4,035,000	StanCorp Financial Group, Inc.	6.900	06/01/2067	3,409,575
12,121,000	Voya Financial, Inc.	5.650	05/15/2053	12,272,513

				163,462,945

	Miscellaneous Manufacturing - 0.4%
4,495,000	General Electric Co., GMTN	6.375	11/15/2067	4,584,900

Schedule of Investments

	Pipelines - 7.6%
$11,950,000	Enbridge, Inc., Series 16-A (Canada)	6.000%	01/15/2077	$12,129,250
8,320,000	Enterprise Products Operating LLC, Series A(b)	4.742	08/01/2066	8,174,400
10,937,000	Enterprise Products Operating LLC, Series B	7.034	01/15/2068	11,429,165
15,460,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/2067	14,358,475
11,685,000	TransCanada Trust (Canada)	5.625	05/20/2075	12,033,213
18,375,000	TransCanada Trust, Series 16-A (Canada)	5.875	08/15/2076	19,431,562

				77,556,065

	Total Corporate Bonds (Cost $406,206,524)			416,261,246

	Total Investments (Cost $1,007,651,107)(c) - 99.4%			1,019,680,181
	Other assets less liabilities - 0.6%			6,036,748

	Net Assets - 100.0%			$1,025,716,929

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,008,401,234. The net unrealized appreciation was $11,278,947, which consisted of aggregate gross unrealized appreciation of $18,134,423 and aggregate gross unrealized depreciation of $6,855,476.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds - 99.3%(b)
	College & University Revenue - 9.8%
$2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	0.650%	08/15/2030	$2,500,000
600,000	Rhode Island State Health & Educational Building Corp. (Catholic School Pool Program) Rev. Ser. 05A (LOC-Citizens Bank of Rhode Island)(c)	0.690	04/01/2035	600,000
2,500,000	University of Illinois (UIC South Campus Development) Ref. Ser. 08 (LOC-JPMorgan Chase Bank, N.A.)(c)	0.670	01/15/2022	2,500,000
2,000,000	Waco Texas Educational Finance Corp. (Baylor University) Rev. Ref. Ser. 08A (LOC-Bank of New York Mellon Trust)(c)	0.660	02/01/2032	2,000,000

				7,600,000

	Electric Power Revenue - 6.5%
300,000	Orlando Florida Utilities Commission Utility System (Remarketed 04/07/11) Rev. Ser. 08-1	0.660	10/01/2033	300,000
2,500,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-BK Tokyo- Mitsubishi UFJ)(c)	0.650	07/01/2027	2,500,000
2,225,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America, N.A.)(c)	0.680	06/01/2026	2,225,000

				5,025,000

	Health, Hospital, Nursing Home Revenue - 30.3%
1,800,000	Abag Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC-Bank of America, N.A.)(c)	0.630	08/01/2024	1,800,000
190,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank, N.A.)(c)	0.700	01/01/2029	190,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank, N.A.)(c)	0.670	07/01/2035	2,500,000
2,500,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System (Carolina-Remarketed) Rev. Ref. Ser. 07C	0.660	01/15/2037	2,500,000
2,300,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank, N.A.)(c)	0.630	01/01/2037	2,300,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank, N.A.)(c)	0.630	07/01/2053	2,500,000
195,000	DeKalb Georgia Private Hospital Auth. (Children’s Healthcare of Atlanta) Ser. 08	0.690	07/01/2042	195,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-Bank of New York Mellon Trust)(c)	0.650	07/01/2047	300,000
2,900,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank, N.A.)(c)	0.660	07/01/2034	2,900,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1 - Remarketed 05/14/09) Rev. Ser. 97	0.670	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.630	05/15/2038	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.720	11/01/2034	3,000,000
100,000	Rochester Minnesota Health Care Facilities (Mayo Foundation - Remarketed 04/10/08) Rev. Ser. 02A	0.620	08/15/2032	100,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	0.630	02/01/2029	135,000

				23,420,000

	Highway Tolls Revenue - 3.3%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(c)	0.600	04/01/2047	2,325,000
185,000	Massachusetts State Department of Transportation Highway System (Contract Assistance - Remarketed 11/20/14) Rev. Ref. Ser. 10A7	0.630	01/01/2029	185,000

				2,510,000

	Hotel Occupancy Tax - 0.4%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(c)	0.680	04/15/2025	300,000

	Income Tax Revenue - 2.6%
2,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Sub.-Ser. 99-B3	0.680	11/01/2028	2,000,000

Schedule of Investments

	Lease Revenue - 3.0%
$2,300,000	Orange County Florida School Board COP Ser. 08C (LOC-Bank of America, N.A.)(c)	0.710%	08/01/2025	$2,300,000

	Local or GTD Housing - 8.4%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(c)	0.620	05/15/2038	2,500,000
2,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China)(c)	0.750	05/01/2050	2,450,000
1,500,000	New York State Housing Finance Agency (Manhattan West Residential Housing) Ser. 15A (LOC-Bank of China)(c)	0.870	11/01/2049	1,500,000

				6,450,000

	Miscellaneous Revenue - 5.4%
1,990,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America, N.A.)(c)	0.740	06/01/2029	1,990,000
200,000	Montgomery County Tennessee Public Building Auth. (Pooled Funding Government Obligation - Tennessee County Loan Pool) Ser. 95 (LOC-Bank of America, N.A.)(c)	0.740	03/01/2025	200,000
200,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America, N.A.)(c)	0.640	09/15/2021	200,000
1,800,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank, N.A.)(c)	0.660	01/01/2030	1,800,000

				4,190,000

	Multiple Utility Revenue - 3.2%
2,500,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	0.690	11/01/2036	2,500,000

	Port, Airport & Marina Revenue - 3.2%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America, N.A.)(c)	0.660	07/01/2029	2,500,000

	Sales Tax Revenue - 9.9%
3,130,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	0.670	07/01/2027	3,130,000
2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	0.660	11/15/2021	2,000,000
2,500,000	San Diego County California Regional Transportation Commission (Limited Tax) Ser. 08C	0.630	04/01/2038	2,500,000

				7,630,000

	Sewer Revenue - 3.2%
2,500,000	Irvine Ranch California Water District Ser. 95 (LOC-Sumitomo Mitsui Banking)(c)	0.630	01/01/2021	2,500,000

	Water Revenue - 10.1%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	0.610	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank, N.A.)(c)	0.650	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.670	10/01/2041	2,500,000
200,000	Massachusetts State Water Resources Auth. (Remarketed 05/07/11) Ref. Ser. 08C-2	0.650	11/01/2026	200,000
2,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	0.700	10/01/2038	2,500,000

				7,800,000

	Total Investments (Cost $76,725,000)(d)(e) - 99.3%			76,725,000
	Other assets less liabilities - 0.7%			550,959

	Net Assets - 100.0%			$77,275,959

Investment Abbreviations:

AGC - Assured Guaranty Corp.

Auth. - Authority

COP - Certificate of Participation

GTD - Grant To Date

LOC - Letter of Credit

Ref. - Refunding

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Schedule of Investments

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at January 31, 2017.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of January 31, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Bank of America, N.A.	14.6%
JPMorgan Chase Bank, N.A.	9.8
Wells Fargo Bank, N.A.	9.4
Assured Guaranty Corp.	7.3
Sumitomo Mitsui Banking	6.7
Bank of China	5.1

(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the three-month period ended January 31, 2017.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
9,727	PowerShares DWA Developed Markets Momentum Portfolio	$217,885
14,110	PowerShares DWA Emerging Markets Momentum Portfolio	219,975
29,575	PowerShares DWA Momentum Portfolio	1,268,472
32,581	PowerShares DWA SmallCap Momentum Portfolio	1,318,553
12,958	PowerShares S&P 500® Low Volatility Portfolio	541,903
23,882	PowerShares S&P Emerging Markets Low Volatility Portfolio	518,478
17,534	PowerShares S&P International Developed Low Volatility Portfolio	518,655
13,894	PowerShares S&P SmallCap Low Volatility Portfolio	591,051

	Total Exchange-Traded Funds (Cost $5,148,472)	5,194,972

	Money Market Fund - 0.0%
982	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(b) (Cost $982)	982

	Total Investments (Cost $5,149,454)(c) - 100.0%	5,195,954
	Other assets less liabilities - (0.0)%	(916)

	Net Assets - 100.0%	$5,195,038

Notes to Schedule of Investments:

(a)	Affiliated company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
PowerShares DWA Developed Markets Momentum Portfolio	$490,096	$—	$(268,976)	$17,203	$(20,438)	$217,885	$2,437
PowerShares DWA Emerging Markets Momentum Portfolio	513,944	—	(276,804)	(2,176)	(14,989)	219,975	2,013
PowerShares DWA Momentum Portfolio	2,756,815	—	(1,567,726)	111,273	(31,890)	1,268,472	8,599
PowerShares DWA SmallCap Momentum Portfolio	2,607,193	—	(1,602,027)	244,711	68,676	1,318,553	7,377
PowerShares S&P 500® Low Volatility Portfolio	1,131,666	38,574	(653,749)	53,562	(28,150)	541,903	4,424
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,196,291	—	(651,934)	1,668	(27,547)	518,478	5,042
PowerShares S&P International Developed Low Volatility Portfolio	1,165,505	—	(644,222)	26,256	(28,884)	518,655	13,413
PowerShares S&P SmallCap Low Volatility Portfolio	1,190,481	—	(724,184)	64,106	60,648	591,051	8,721

Total Investments in Affiliates	$11,051,991	$38,574	$(6,389,622)	$516,603	$(22,574)	$5,194,972	$52,026

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,155,001. The net unrealized appreciation was $40,953, which consisted of aggregate gross unrealized appreciation of $123,626 and aggregate gross unrealized depreciation of $82,673.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.9%
71,788	Career Education Corp.(b)	$701,369
12,315	Dave & Buster’s Entertainment, Inc.(b)	670,675
21,884	Dorman Products, Inc.(b)	1,510,434
56,823	Eldorado Resorts, Inc.(b)	880,756
11,968	Grand Canyon Education, Inc.(b)	705,873
19,754	Hooker Furniture Corp.	655,833
26,762	Horizon Global Corp.(b)	523,732
36,762	Intrawest Resorts Holdings, Inc.(b)	757,665
21,431	La-Z-Boy, Inc.	612,927
6,879	LCI Industries	754,970
21,396	Marcus Corp. (The)	634,391
8,157	Marriott Vacations Worldwide Corp.	705,417
26,865	Monarch Casino & Resort, Inc.(b)	638,312
26,694	Nexstar Media Group, Inc., Class A	1,745,788
15,957	Papa John’s International, Inc.	1,359,855
75,158	Pier 1 Imports, Inc.	546,399
45,348	Scientific Games Corp., Class A(b)	770,916
14,625	Standard Motor Products, Inc.	729,349
24,111	Tailored Brands, Inc.	512,359
20,690	Winnebago Industries, Inc.	649,666

		16,066,686

	Consumer Staples - 2.7%
19,366	Farmer Brothers Co.(b)	673,937
20,863	John B. Sanfilippo & Son, Inc.	1,372,577
49,476	MGP Ingredients, Inc.	2,097,287
27,238	Omega Protein Corp.(b)	679,588

		4,823,389

	Energy - 10.1%
52,226	Archrock, Inc.	762,500
43,827	Callon Petroleum Co.(b)	669,676
24,588	Clayton Williams Energy, Inc.(b)(c)	3,576,325
148,316	Cloud Peak Energy, Inc.(b)	843,918
170,643	Fairmount Santrol Holdings, Inc.(b)(c)	2,136,450
72,145	Helix Energy Solutions Group, Inc.(b)	611,790
48,431	Laredo Petroleum, Inc.(b)	656,240
89,620	McDermott International, Inc.(b)	725,922
68,356	Pacific Ethanol, Inc.(b)	485,328
9,172	PDC Energy, Inc.(b)	678,178
161,474	Pioneer Energy Services Corp.(b)	1,017,286
10,624	REX American Resources Corp.(b)	882,111
53,782	Ring Energy, Inc.(b)	709,922
77,574	Sanchez Energy Corp.(b)(c)	1,028,631
16,435	SemGroup Corp., Class A	652,469
43,915	Unit Corp.(b)	1,141,790
13,713	US Silica Holdings, Inc.	810,987
44,640	Westmoreland Coal Co.(b)	810,216

		18,199,739

	Financials - 26.5%
16,863	Ameris Bancorp	760,521
22,297	BNC Bancorp	785,969
32,305	Carolina Financial Corp.	967,535
17,866	Cathay General Bancorp	651,037
27,549	Centerstate Banks, Inc.	671,920
20,226	CU Bancorp(b)	733,192

18,092	Eagle Bancorp, Inc.(b)	$1,108,135
16,490	Enterprise Financial Services Corp.	686,808
37,915	Farmers Capital Bank Corp.	1,408,542
46,847	Farmers National Banc Corp.	590,272
31,941	FBL Financial Group, Inc., Class A	2,229,482
11,830	Federal Agricultural Mortgage Corp., Class C	658,458
28,749	Fidelity Southern Corp.	668,414
100,419	First BanCorp/Puerto Rico(b)	674,816
13,481	First Defiance Financial Corp.	653,289
29,911	First Financial Bankshares, Inc.(c)	1,275,704
40,554	First Financial Northwest, Inc.	841,495
16,125	First Interstate BancSystem, Inc., Class A	663,544
21,287	First Merchants Corp.	815,931
16,823	Franklin Financial Network, Inc.(b)	648,527
15,489	Great Southern Bancorp, Inc.	775,224
29,135	Guaranty Bancorp	705,067
21,416	Hanmi Financial Corp.	709,940
14,172	Heartland Financial USA, Inc.	663,250
16,352	Horace Mann Educators Corp.	676,155
25,372	Horizon Bancorp	650,284
109,828	Independent Bank Corp./MI	2,306,388
14,442	Lakeland Financial Corp.	641,514
23,748	MainSource Financial Group, Inc.	780,359
39,645	Mercantile Bank Corp.	1,280,534
36,190	Meridian Bancorp, Inc.	682,182
11,907	Meta Financial Group, Inc.	1,046,030
196,572	MGIC Investment Corp.(b)	2,093,492
132,479	Ocwen Financial Corp.(b)	698,164
49,608	OFG Bancorp	657,306
38,457	Pacific Premier Bancorp, Inc.(b)	1,513,283
13,008	Pinnacle Financial Partners, Inc.	869,585
8,899	Piper Jaffray Cos.(b)	627,380
20,954	Preferred Bank	1,161,061
18,337	ProAssurance Corp.	997,533
18,572	QCR Holdings, Inc.	779,095
95,772	Republic First Bancorp, Inc.(b)	723,079
17,003	Sandy Spring Bancorp, Inc.	696,613
52,212	ServisFirst Bancshares, Inc.	2,090,568
7,734	South State Corp.	691,420
20,558	TowneBank	661,968
30,986	TriState Capital Holdings, Inc.(b)	687,889
43,675	Trupanion, Inc.(b)(c)	698,363
23,493	United Community Banks, Inc.	660,858
93,869	Waterstone Financial, Inc.	1,699,029
10,371	World Acceptance Corp.(b)(c)	508,905
14,846	WSFS Financial Corp.	672,524

		47,598,633

	Health Care - 11.4%
23,034	Aclaris Therapeutics, Inc.(b)(c)	611,092
18,370	Aerie Pharmaceuticals, Inc.(b)	806,443
18,407	AMN Healthcare Services, Inc.(b)	659,891
33,909	Amphastar Pharmaceuticals, Inc.(b)	534,067
80,457	Array BioPharma, Inc.(b)	874,567
96,569	ChemoCentryx, Inc.(b)	702,057
16,666	Clovis Oncology, Inc.(b)	1,079,957
35,569	CryoLife, Inc.(b)	675,811
60,948	Cytokinetics, Inc.(b)	636,906
100,899	Enzo Biochem, Inc.(b)	674,005
174,727	Exelixis, Inc.(b)	3,166,053
13,506	Five Prime Therapeutics, Inc.(b)	618,710
38,361	Heska Corp.(b)	3,054,303
4,714	ICU Medical, Inc.(b)	646,289
13,248	INC Research Holdings, Inc., Class A(b)	702,144
13,726	Inogen, Inc.(b)	883,543
30,664	LeMaitre Vascular, Inc.	696,379

Schedule of Investments(a)

10,277	Masimo Corp.(b)	$756,182
27,774	NxStage Medical, Inc.(b)	747,121
12,531	PRA Health Sciences, Inc.(b)	734,191
9,704	U.S. Physical Therapy, Inc.	680,736
26,161	Xencor, Inc.(b)	623,417

		20,563,864

	Industrials - 16.9%
21,177	AAON, Inc.	718,959
49,966	ACCO Brands Corp.(b)	637,067
9,526	Alamo Group, Inc.	720,451
18,762	Argan, Inc.	1,383,698
10,543	AZZ, Inc.	627,836
57,667	Casella Waste Systems, Inc., Class A(b)	666,631
18,598	DXP Enterprises, Inc.(b)	703,376
8,522	EnerSys	664,290
34,484	General Cable Corp.	700,025
15,926	Gibraltar Industries, Inc.(b)	699,151
19,796	Global Brass & Copper Holdings, Inc.	656,237
26,132	Griffon Corp.	665,059
50,763	Harsco Corp.(b)	677,686
35,192	Hawaiian Holdings, Inc.(b)	1,793,032
90,690	Hudson Technologies, Inc.(b)	658,409
44,905	IES Holdings, Inc.(b)	875,648
10,997	John Bean Technologies Corp.	949,591
11,078	Kadant, Inc.	682,405
57,198	KEYW Holding Corp. (The)(b)(c)	572,552
62,185	Layne Christensen Co.(b)	648,590
34,776	Lydall, Inc.(b)	2,121,336
17,559	MasTec, Inc.(b)	654,073
23,600	Mercury Systems, Inc.(b)	795,792
57,609	Mueller Water Products, Inc., Class A	775,417
27,042	Navistar International Corp.(b)	737,435
28,493	NV5 Global, Inc.(b)	1,161,090
69,803	Orion Group Holdings, Inc.(b)	732,932
24,562	Patrick Industries, Inc.(b)	2,007,944
7,273	RBC Bearings, Inc.(b)	673,698
26,316	SkyWest, Inc.	931,586
9,260	Standex International Corp.	807,472
64,373	Titan International, Inc.	855,517
16,745	Trex Co., Inc.(b)	1,134,139
23,850	Tutor Perini Corp.(b)	710,730
6,523	Universal Forest Products, Inc.	663,454

		30,463,308

	Information Technology - 16.7%
12,382	Advanced Energy Industries, Inc.(b)	728,557
30,653	Alpha & Omega Semiconductor Ltd.(b)	623,789
62,140	Amkor Technology, Inc.(b)	584,737
27,869	Applied Optoelectronics, Inc.(b)	857,250
49,230	Axcelis Technologies, Inc.(b)	748,296
43,993	Blucora, Inc.(b)	664,294
5,004	Coherent, Inc.(b)	789,281
29,571	CTS Corp.	635,776
21,334	Ebix, Inc.(c)	1,184,037
22,423	ePlus, Inc.(b)	2,512,497
136,099	Extreme Networks, Inc.(b)	752,627
21,755	Finisar Corp.(b)	643,295
25,184	GTT Communications, Inc.(b)	711,448
42,749	Hackett Group, Inc. (The)	694,671
22,845	II-VI, Inc.(b)	833,843
19,201	Inphi Corp.(b)	879,790
7,682	InterDigital, Inc.	717,499
122,785	KEMET Corp.(b)	852,128
36,771	Kimball Electronics, Inc.(b)	628,784
8,380	Littelfuse, Inc.	1,321,610
9,832	LogMeIn, Inc.	1,062,839

14,433	MACOM Technology Solutions Holdings, Inc.(b)	$686,289
33,139	MaxLinear, Inc., Class A(b)	847,696
5,607	Mesa Laboratories, Inc.	668,018
30,985	MINDBODY, Inc., Class A(b)(c)	754,485
162,313	Oclaro, Inc.(b)	1,592,291
23,343	PC Connection, Inc.	636,797
18,887	Pegasystems, Inc.	732,816
22,749	Q2 Holdings, Inc.(b)	722,281
22,566	QAD, Inc., Class A	652,157
29,851	Rudolph Technologies, Inc.(b)	685,080
8,038	Science Applications International Corp.	654,454
7,207	Stamps.com, Inc.(b)(c)	876,011
15,358	Tessera Holding Corp.	694,182
53,770	TrueCar, Inc.(b)(c)	707,076
47,899	TTM Technologies, Inc.(b)	710,342

		30,047,023

	Materials - 5.6%
105,559	AK Steel Holding Corp.(b)	852,917
13,198	Chase Corp.	1,161,424
12,794	Ingevity Corp.(b)	711,218
26,394	Innospec, Inc.	1,883,212
17,768	KMG Chemicals, Inc.	654,928
16,416	Koppers Holdings, Inc.(b)	664,027
26,192	Neenah Paper, Inc.	2,151,673
26,243	Olympic Steel, Inc.	590,468
5,983	Quaker Chemical Corp.	768,816
73,855	SunCoke Energy, Inc.(b)	651,401

		10,090,084

	Real Estate - 0.8%
28,777	One Liberty Properties, Inc. REIT	666,475
17,458	RMR Group, Inc. (The), Class A	834,493

		1,500,968

	Telecommunication Services - 0.4%
99,582	Vonage Holdings Corp.(b)	706,036

	Total Common Stocks and Other Equity Interests (Cost $152,596,352)	180,059,730

	Money Market Fund - 0.0%
33,548	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $33,548)	33,548

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $152,629,900) - 100.0%	180,093,278

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.4%
9,723,752	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $9,723,752)	9,723,752

	Total Investments (Cost $162,353,652)(f) - 105.4%	189,817,030
	Other assets less liabilities - (5.4)%	(9,781,682)

	Net Assets - 100.0%	$180,035,348

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $162,469,486. The net unrealized appreciation was $27,347,544, which consisted of aggregate gross unrealized appreciation of $31,037,210 and aggregate gross unrealized depreciation of $3,689,666.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%
1,990,818	Alerian MLP ETF(a)	$25,900,542
706,356	PowerShares Emerging Markets Sovereign Debt Portfolio(b)	20,244,163
859,777	PowerShares Global Short Term High Yield Bond Portfolio(a)(b)	21,141,917
667,562	PowerShares KBW Premium Yield Equity REIT Portfolio(b)	24,993,521
1,482,929	PowerShares Preferred Portfolio(a)(b)	21,606,276

	Total Exchange-Traded Funds (Cost $110,148,215)	113,886,419

	Money Market Fund - 0.0%
18,337	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $18,337)	18,337

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $110,166,552) - 100.0%	113,904,756

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 18.3%
20,886,550	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $20,886,550)	20,886,550

	Total Investments (Cost $131,053,102)(e) - 118.3%	134,791,306
	Other assets less liabilities - (18.3)%	(20,892,143)

	Net Assets - 100.0%	$113,899,163

Investment Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2017.
(b)	Affiliated company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
PowerShares Emerging Markets Sovereign Debt Portfolio	$22,836,564	$605,750	$(2,423,037)	$(795,823)	$20,709	$20,244,163	$269,634
PowerShares Global Short Term High Yield Bond Portfolio	22,748,703	630,542	(2,496,369)	152,278	106,763	21,141,917	347,034
PowerShares KBW Premium Yield Equity REIT Portfolio	22,542,990	2,356,232	(2,130,676)	2,332,912	(107,937)	24,993,521	439,574
PowerShares Preferred Portfolio	24,197,763	646,724	(2,569,353)	(622,623)	(46,235)	21,606,276	323,076

Total Investments in Affiliates	$92,326,020	$4,239,248	$(9,619,435)	$1,066,744	$(26,700)	$87,985,877	$1,379,318

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $131,116,354. The net unrealized appreciation was $3,674,952, which consisted of aggregate gross unrealized appreciation of $4,836,116 and aggregate gross unrealized depreciation of $1,161,164.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Exchange-Traded Funds - 100.0%(a)
778,432	PowerShares DWA Energy Momentum Portfolio	$33,838,439
1,182,857	PowerShares DWA Financial Momentum Portfolio(b)	36,195,424
907,754	PowerShares DWA Industrials Momentum Portfolio	45,832,499
823,439	PowerShares DWA Technology Momentum Portfolio	34,419,750

	Total Exchange-Traded Funds (Cost $148,137,163)	150,286,112

	Money Market Fund - 0.0%
50,024	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $50,024)	50,024

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $148,187,187) - 100.0%	150,336,136

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.8%
1,157,850	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(c)(d) (Cost $1,157,850)	1,157,850

	Total Investments (Cost $149,345,037)(e) - 100.8%	151,493,986
	Other assets less liabilities - (0.8)%	(1,174,058)

	Net Assets - 100.0%	$150,319,928

Notes to Schedule of Investments:

(a)	Affiliated company. The security and the Fund are affiliated by having the same investment adviser. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
PowerShares DWA Basic Materials Momentum Portfolio*	$48,614,115	$13,175,835	$(63,539,525)	$(3,188,324)	$4,937,899	$—	$—
PowerShares DWA Consumer Staples Momentum Portfolio*	48,810,898	24,981,486	(72,501,341)	1,668,703	(2,959,746)	—	—
PowerShares DWA Energy Momentum Portfolio	—	39,077,579	(3,680,050)	(1,481,249)	(77,841)	33,838,439	37,910
PowerShares DWA Financial Momentum Portfolio	—	40,478,400	(3,861,529)	(385,393)	(36,054)	36,195,424	512,894
PowerShares DWA Industrials Momentum Portfolio	—	60,700,615	(17,827,982)	2,472,675	487,191	45,832,499	150,050
PowerShares DWA Technology Momentum Portfolio	37,693,155	20,198,395	(25,688,397)	2,258,810	(42,213)	34,419,750	95,072
PowerShares DWA Utilities Momentum Portfolio*	37,020,472	18,968,943	(55,330,555)	(1,502,873)	844,013	—	—

Total Investments in Affiliates	$172,138,640	$217,581,253	$(242,429,379)	$(157,651)	$3,153,249	$150,286,112	$795,926

* At January 31, 2017, this security was no longer held.

(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $149,356,169. The net unrealized appreciation was $2,137,817, which consisted of aggregate gross unrealized appreciation of $4,015,592 and aggregate gross unrealized depreciation of $1,877,775.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 12.3%
47,109	American Axle & Manufacturing Holdings, Inc.(b)	$961,024
10,871	Cooper-Standard Holdings, Inc.(b)	1,144,499
18,678	Dorman Products, Inc.(b)	1,289,155
17,665	Fox Factory Holding Corp.(b)	457,523
22,432	Gentherm, Inc.(b)	794,093
15,153	LCI Industries	1,663,042
11,468	Motorcar Parts of America, Inc.(b)	300,806
12,346	Standard Motor Products, Inc.	615,695
14,071	Superior Industries International, Inc.	324,336

		7,550,173

	Automobiles - 0.8%
16,251	Winnebago Industries, Inc.	510,282

	Distributors - 1.6%
28,427	Core-Mark Holding Co., Inc.	992,955

	Diversified Consumer Services - 3.3%
9,890	American Public Education, Inc.(b)	240,327
7,044	Capella Education Co.	602,262
39,556	Career Education Corp.(b)	386,462
21,549	Regis Corp.(b)	299,962
6,407	Strayer Education, Inc.(b)	518,967

		2,047,980

	Hotels, Restaurants & Leisure - 20.8%
51,894	Belmond Ltd., Class A (United Kingdom)(b)	718,732
622	Biglari Holdings, Inc.(b)	275,670
11,861	BJ’s Restaurants, Inc.(b)	421,659
12,144	Bob Evans Farms, Inc.	685,286
50,575	Boyd Gaming Corp.(b)	1,027,684
10,335	Chuy’s Holdings, Inc.(b)	303,849
23,041	Dave & Buster’s Entertainment, Inc.(b)	1,254,813
10,450	DineEquity, Inc.	716,661
13,237	El Pollo Loco Holdings, Inc.(b)(c)	164,801
16,433	Fiesta Restaurant Group, Inc.(b)	432,188
65,260	Ilg, Inc.	1,236,677
11,632	Marcus Corp. (The)	344,889
14,957	Marriott Vacations Worldwide Corp.	1,293,481
6,723	Monarch Casino & Resort, Inc.(b)	159,738
12,774	Popeyes Louisiana Kitchen, Inc.(b)	807,189
7,900	Red Robin Gourmet Burgers, Inc.(b)	375,645
36,986	Ruby Tuesday, Inc.(b)	72,493
18,221	Ruth’s Hospitality Group, Inc.	312,490
31,206	Scientific Games Corp., Class A(b)	530,502
11,025	Shake Shack, Inc., Class A(b)(c)	389,293
28,115	Sonic Corp.	700,063
17,662	Wingstop, Inc., Class A	502,837

		12,726,640

	Household Durables - 11.9%
5,194	Cavco Industries, Inc.(b)	510,310
15,630	Ethan Allen Interiors, Inc.	454,833
12,187	Installed Building Products, Inc.(b)	498,448

16,711	iRobot Corp.(b)	$1,012,018
30,150	La-Z-Boy, Inc.	862,290
10,461	LGI Homes, Inc.(b)(c)	324,919
15,156	M/I Homes, Inc.(b)	381,022
25,307	MDC Holdings, Inc.	684,301
23,186	Meritage Homes Corp.(b)	852,085
23,441	TopBuild Corp.(b)	869,896
8,953	Universal Electronics, Inc.(b)	532,704
13,430	WCI Communities, Inc.(b)	314,262

		7,297,088

	Internet & Direct Marketing Retail - 2.3%
7,187	Blue Nile, Inc.	292,583
10,537	FTD Cos., Inc.(b)	242,140
18,041	Nutrisystem, Inc.	596,255
12,612	PetMed Express, Inc.(c)	267,249

		1,398,227

	Leisure Products - 2.9%
8,017	Arctic Cat, Inc.(b)(c)	150,720
57,824	Callaway Golf Co.	655,146
19,126	Nautilus, Inc.(b)	331,836
11,656	Sturm Ruger & Co., Inc.(c)	614,854

		1,752,556

	Media - 5.0%
34,884	E.W. Scripps Co. (The), Class A(b)	679,540
71,645	Gannett Co., Inc.	689,225
32,177	New Media Investment Group, Inc.	490,378
16,554	Scholastic Corp.	757,842
23,628	World Wrestling Entertainment, Inc., Class A	462,636

		3,079,621

	Multi-line Retail - 2.2%
21,570	Fred’s, Inc., Class A(c)	314,275
29,322	Ollie’s Bargain Outlet Holdings, Inc.(b)	895,787
27,703	Tuesday Morning Corp.(b)	119,123

		1,329,185

	Specialty Retail - 28.2%
41,580	Abercrombie & Fitch Co., Class A	482,744
12,155	Asbury Automotive Group, Inc.(b)	797,368
104,108	Ascena Retail Group, Inc.(b)	500,759
23,599	Barnes & Noble Education, Inc.(b)	237,170
33,939	Barnes & Noble, Inc.	346,178
10,899	Big 5 Sporting Goods Corp.	167,845
17,144	Buckle, Inc. (The)(c)	362,596
26,748	Caleres, Inc.	822,501
15,417	Cato Corp. (The), Class A	391,438
11,108	Children’s Place, Inc. (The)	1,077,476
48,173	Express, Inc.(b)	512,079
24,922	Finish Line, Inc. (The), Class A	428,658
33,787	Five Below, Inc.(b)	1,346,412
23,298	Francesca’s Holdings Corp.(b)	406,317
12,672	Genesco, Inc.(b)	762,854
12,243	Group 1 Automotive, Inc.	989,112
37,837	Guess?, Inc.	483,178
11,729	Haverty Furniture Cos., Inc.	255,692
13,750	Hibbett Sports, Inc.(b)	453,750
8,983	Kirkland’s, Inc.(b)	124,684
14,410	Lithia Motors, Inc., Class A	1,485,959
16,741	Lumber Liquidators Holdings, Inc.(b)(c)	262,164
15,167	MarineMax, Inc.(b)	325,332
19,888	Monro Muffler Brake, Inc.	1,191,291
32,655	Rent-A-Center, Inc.	292,589
27,612	Select Comfort Corp.(b)	557,210
8,149	Shoe Carnival, Inc.	208,370
16,142	Sonic Automotive, Inc., Class A	377,723
19,018	Stein Mart, Inc.	69,606

Schedule of Investments(a)

29,918	Tailored Brands, Inc.	$635,758
20,288	Tile Shop Holdings, Inc.(b)	387,501
14,629	Vitamin Shoppe, Inc.(b)	316,718
10,708	Zumiez, Inc.(b)	214,695

		17,273,727

	Textiles, Apparel & Luxury Goods - 8.7%
45,188	Crocs, Inc.(b)	329,872
26,896	G-III Apparel Group Ltd.(b)	706,289
34,486	Iconix Brand Group, Inc.(b)	354,861
9,408	Movado Group, Inc.	255,427
9,170	Oxford Industries, Inc.	504,533
7,428	Perry Ellis International, Inc.(b)	175,227
33,597	Steven Madden Ltd.(b)	1,182,614
9,314	Unifi, Inc.(b)	250,454
12,014	Vera Bradley, Inc.(b)	137,681
60,725	Wolverine World Wide, Inc.	1,426,430

		5,323,388

	Total Common Stocks (Cost $61,994,822)	61,281,822

	Money Market Fund - 0.0%
22,737	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $22,737)	22,737

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $62,017,559) - 100.0%	61,304,559

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.9%
2,360,561	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $2,360,561)	2,360,561

	Total Investments (Cost $64,378,120)(f) - 103.9%	63,665,120
	Other assets less liabilities - (3.9)%	(2,384,534)

	Net Assets - 100.0%	$61,280,586

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $69,243,790. The net unrealized depreciation was $5,578,670, which consisted of aggregate gross unrealized appreciation of $8,236,092 and aggregate gross unrealized depreciation of $13,814,762.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 96.4%
	Food & Staples Retailing - 13.7%
74,371	Andersons, Inc. (The)	$2,807,506
75,535	SpartanNash Co.	2,859,755
638,337	SUPERVALU, Inc.(b)	2,502,281

		8,169,542

	Food Products - 58.8%
199,647	B&G Foods, Inc.	8,854,344
51,711	Calavo Growers, Inc.	2,859,618
68,018	Cal-Maine Foods, Inc.(c)	2,836,351
494,848	Darling Ingredients, Inc.(b)	5,938,176
44,933	J & J Snack Foods Corp.	5,732,103
66,213	Sanderson Farms, Inc.	6,025,383
75,454	Seneca Foods Corp., Class A(b)	2,705,026

		34,951,001

	Household Products - 9.5%
20,796	Central Garden & Pet Co.(b)	683,149
69,473	Central Garden & Pet Co., Class A(b)	2,138,379
27,116	WD-40 Co.	2,851,247

		5,672,775

	Personal Products - 9.8%
86,835	Inter Parfums, Inc.	2,961,073
67,887	Medifast, Inc.	2,862,795

		5,823,868

	Tobacco - 4.6%
40,519	Universal Corp.	2,755,292

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $58,665,933) - 96.4%	57,372,478

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.2%
2,489,700	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $2,489,700)	2,489,700

	Total Investments (Cost $61,155,633)(f) - 100.6%	59,862,178
	Other assets less liabilities - (0.6)%	(369,241)

	Net Assets - 100.0%	$59,492,937

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $63,050,078. The net unrealized depreciation was $3,187,900, which consisted of aggregate gross unrealized appreciation of $2,934,390 and aggregate gross unrealized depreciation of $6,122,290.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Energy Equipment & Services - 61.6%
283,021	Archrock, Inc.	$4,132,107
296,006	Atwood Oceanics, Inc.(b)(c)	3,599,433
129,810	Bristow Group, Inc.	2,292,445
85,284	CARBO Ceramics, Inc.(b)(c)	1,211,033
79,156	Era Group, Inc.(c)	1,239,583
127,124	Exterran Corp.(c)	3,943,386
54,173	Geospace Technologies Corp.(c)	1,264,398
54,720	Gulf Island Fabrication, Inc.	760,608
485,963	Helix Energy Solutions Group, Inc.(c)	4,120,966
131,584	Hornbeck Offshore Services, Inc.(b)(c)	953,984
107,847	Matrix Service Co.(c)	2,415,773
344,088	Newpark Resources, Inc.(c)	2,597,864
311,888	Pioneer Energy Services Corp.(c)	1,964,894
63,030	SEACOR Holdings, Inc.(c)	4,637,117
188,615	Tesco Corp.(c)	1,622,089
467,413	TETRA Technologies, Inc.(c)	2,318,368
191,313	Tidewater, Inc.(b)(c)	420,889
163,730	Unit Corp.(c)	4,256,980
265,605	US Silica Holdings, Inc.	15,707,880

		59,459,797

	Oil, Gas & Consumable Fuels - 38.4%
307,470	Bill Barrett Corp.(c)	2,013,928
226,872	Carrizo Oil & Gas, Inc.(c)	8,022,194
249,796	Cloud Peak Energy, Inc.(c)	1,421,339
92,413	Contango Oil & Gas Co.(c)	748,545
145,035	Green Plains, Inc.	3,263,288
176,774	Northern Oil and Gas, Inc.(b)(c)	636,386
206,858	PDC Energy, Inc.(c)	15,295,081
23,008	REX American Resources Corp.(c)	1,910,354
444,673	Synergy Resources Corp.(c)	3,828,635

		37,139,750

	Total Common Stocks (Cost $86,341,298)	96,599,547

	Money Market Fund - 0.0%
12,936	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $12,936)	12,936

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $86,354,234) - 100.0%	96,612,483

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.3%
4,126,320	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $4,126,320)	4,126,320

	Total Investments (Cost $90,480,554)(f) - 104.3%	100,738,803
	Other assets less liabilities - (4.3)%	$(4,148,444)

	Net Assets - 100.0%	$96,590,359

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,148,062. The net unrealized appreciation was $2,590,741, which consisted of aggregate gross unrealized appreciation of $15,818,334 and aggregate gross unrealized depreciation of $13,227,593.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 43.6%
48,389	Ameris Bancorp	$2,182,344
68,636	Banc of California, Inc.(b)	1,084,449
36,591	Banner Corp.	2,053,487
115,191	Boston Private Financial Holdings, Inc.	1,900,651
97,739	Brookline Bancorp, Inc.	1,539,389
45,460	Cardinal Financial Corp.	1,425,626
42,723	Central Pacific Financial Corp.	1,338,512
20,795	City Holding Co.	1,353,547
80,430	Columbia Banking System, Inc.	3,197,897
61,500	Community Bank System, Inc.	3,589,140
39,024	Customers Bancorp, Inc.(c)	1,344,767
139,357	CVB Financial Corp.	3,141,107
29,339	Fidelity Southern Corp.	682,132
186,796	First BanCorp/Puerto Rico(c)	1,255,269
123,318	First Commonwealth Financial Corp.	1,741,250
85,854	First Financial Bancorp	2,365,278
91,545	First Financial Bankshares, Inc.(b)	3,904,394
112,085	First Midwest Bancorp, Inc.	2,721,424
22,118	First NBC Bank Holding Co.(c)	88,472
106,042	Glacier Bancorp, Inc.	3,767,672
81,363	Great Western Bancorp, Inc.	3,478,268
44,694	Hanmi Financial Corp.	1,481,606
171,258	Home BancShares, Inc.	4,613,690
176,154	Hope Bancorp, Inc.	3,683,380
37,416	Independent Bank Corp./MA	2,332,888
57,594	LegacyTexas Financial Group, Inc.	2,379,784
35,977	National Bank Holdings Corp., Class A	1,169,252
59,808	NBT Bancorp, Inc.	2,436,578
60,852	OFG Bancorp	806,289
187,051	Old National Bancorp	3,320,155
25,181	Opus Bank	512,433
63,799	Pinnacle Financial Partners, Inc.	4,264,963
48,380	S&T Bancorp, Inc.	1,820,056
61,238	ServisFirst Bancshares, Inc.	2,451,970
41,166	Simmons First National Corp., Class A	2,476,135
36,324	Southside Bancshares, Inc.	1,240,828
181,255	Sterling Bancorp	4,322,932
67,918	Texas Capital Bancshares, Inc.(c)	5,603,235
16,899	Tompkins Financial Corp.	1,530,204
111,945	United Bankshares, Inc.	5,015,136
98,198	United Community Banks, Inc.	2,762,310
35,571	Westamerica Bancorporation(b)	2,018,654
71,740	Wintrust Financial Corp.	5,136,584

		105,534,137

	Capital Markets - 6.9%
23,045	Calamos Asset Management, Inc., Class A	194,039
36,479	Donnelley Financial Solutions, Inc.(c)	878,414
53,929	Evercore Partners, Inc., Class A	4,176,801
73,778	Financial Engines, Inc.	2,844,142
37,687	Greenhill & Co., Inc.	1,113,651
94,205	Interactive Brokers Group, Inc., Class A	3,517,615
20,668	INTL FCStone, Inc.(c)	762,236
42,872	Investment Technology Group, Inc.	862,584
19,708	Piper Jaffray Cos.(c)	1,389,414

8,950	Virtus Investment Partners, Inc.	$975,550

		16,714,446

	Consumer Finance - 4.0%
32,550	Encore Capital Group, Inc.(b)(c)	1,007,422
32,219	Enova International, Inc.(c)	454,288
67,151	EZCORP, Inc., Class A(c)	664,795
67,217	Firstcash, Inc.	2,870,166
61,207	Green Dot Corp., Class A(c)	1,640,348
64,223	PRA Group, Inc.(c)	2,556,075
8,298	World Acceptance Corp.(b)(c)	407,183

		9,600,277

	Equity REITs - 23.9%
112,053	Acadia Realty Trust REIT	3,567,768
36,243	Agree Realty Corp. REIT	1,699,797
55,656	American Assets Trust, Inc. REIT	2,389,312
89,246	CareTrust REIT, Inc. REIT	1,352,969
105,214	Cedar Realty Trust, Inc. REIT	632,336
83,285	Chesapeake Lodging Trust REIT	2,132,096
46,969	CoreSite Realty Corp. REIT	4,045,440
277,582	DiamondRock Hospitality Co. REIT	3,128,349
45,371	EastGroup Properties, Inc. REIT	3,210,906
82,988	Four Corners Property Trust, Inc. REIT	1,809,968
148,592	Franklin Street Properties Corp. REIT	1,894,548
103,947	Geo Group, Inc. (The) REIT	4,315,879
36,683	Getty Realty Corp. REIT	946,055
98,634	Government Properties Income Trust REIT	1,899,691
115,771	Kite Realty Group Trust REIT	2,780,819
295,689	Lexington Realty Trust REIT	3,169,786
54,351	LTC Properties, Inc. REIT	2,536,561
59,207	Parkway, Inc. REIT(c)	1,260,517
96,360	Pennsylvania Real Estate Investment Trust REIT	1,725,808
27,058	PS Business Parks, Inc. REIT	3,031,578
151,456	Retail Opportunity Investments Corp. REIT	3,210,867
90,432	Sabra Health Care REIT, Inc. REIT	2,296,973
16,310	Saul Centers, Inc. REIT	1,035,522
121,048	Summit Hotel Properties, Inc. REIT	1,916,190
17,336	Universal Health Realty Income Trust REIT	1,076,912
39,960	Urstadt Biddle Properties, Inc., Class A REIT	897,102

		57,963,749

	Insurance - 12.5%
122,082	American Equity Investment Life Holding Co.	2,881,135
26,647	AMERISAFE, Inc.	1,680,093
23,129	eHealth, Inc.(c)	283,562
44,465	Employers Holdings, Inc.	1,620,749
11,715	HCI Group, Inc.	484,532
55,717	Horace Mann Educators Corp.	2,303,898
15,319	Infinity Property & Casualty Corp.	1,330,455
101,452	Maiden Holdings Ltd.	1,800,773
30,666	Navigators Group, Inc. (The)	1,721,896
73,784	ProAssurance Corp.	4,013,850
52,933	RLI Corp.	3,145,279
19,735	Safety Insurance Group, Inc.	1,415,000
80,172	Selective Insurance Group, Inc.	3,343,172
32,384	Stewart Information Services Corp.	1,414,533
29,868	United Fire Group, Inc.	1,409,770
24,594	United Insurance Holdings Corp.	336,200
45,166	Universal Insurance Holdings, Inc.(b)	1,181,091

		30,365,988

	Mortgage REITs - 0.6%
133,014	Capstead Mortgage Corp. REIT	1,419,259

Schedule of Investments(a)

	Real Estate Management & Development - 1.4%
36,796	Forestar Group, Inc.(c)	$480,188
48,554	HFF, Inc., Class A	1,441,083
24,452	RE/MAX Holdings, Inc., Class A	1,370,534

		3,291,805

	Thrifts & Mortgage Finance - 7.1%
126,373	Astoria Financial Corp.	2,389,714
58,225	Bank Mutual Corp.	556,049
79,820	BofI Holding, Inc.(b)(c)	2,354,690
43,181	Dime Community Bancshares, Inc.	924,073
32,351	HomeStreet, Inc.(c)	847,596
9,966	LendingTree, Inc.(c)	1,115,195
62,230	Northfield Bancorp, Inc.	1,123,252
140,378	Northwest Bancshares, Inc.	2,396,253
52,664	Oritani Financial Corp.	913,720
83,281	Provident Financial Services, Inc.	2,204,448
132,620	TrustCo Bank Corp. NY	1,114,008
38,417	Walker & Dunlop, Inc.(c)	1,206,678

		17,145,676

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $193,922,964) - 100.0%	242,035,337

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.1%
10,052,766	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $10,052,766)	10,052,766

	Total Investments (Cost $203,975,730)(f) - 104.1%	252,088,103
	Other assets less liabilities - (4.1)%	(10,040,211)

	Net Assets - 100.0%	$242,047,892

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $208,754,886. The net unrealized appreciation was $43,333,217, which consisted of aggregate gross unrealized appreciation of $50,236,398 and aggregate gross unrealized depreciation of $6,903,181.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 10.9%
100,331	Acorda Therapeutics, Inc.(b)	$2,056,786
74,431	AMAG Pharmaceuticals, Inc.(b)	1,793,787
17,128	Eagle Pharmaceuticals, Inc.(b)(c)	1,185,429
74,899	Emergent Biosolutions, Inc.(b)	2,267,193
30,234	Enanta Pharmaceuticals, Inc.(b)	1,001,501
41,380	Ligand Pharmaceuticals, Inc.(b)	4,386,694
219,211	MiMedx Group, Inc.(b)(c)	1,771,225
139,071	Momenta Pharmaceuticals, Inc.(b)	2,628,442
73,609	Repligen Corp.(b)	2,211,214
152,314	Spectrum Pharmaceuticals, Inc.(b)	709,783

		20,012,054

	Health Care Equipment & Supplies - 36.2%
49,030	Abaxis, Inc.	2,498,324
27,094	Analogic Corp.	2,103,849
68,565	AngioDynamics, Inc.(b)	1,103,554
31,815	Anika Therapeutics, Inc.(b)	1,607,930
78,965	Cantel Medical Corp.	6,112,681
53,878	CONMED Corp.	2,402,420
58,604	CryoLife, Inc.(b)	1,113,476
51,908	Cynosure, Inc., Class A(b)	2,771,887
112,393	Haemonetics Corp.(b)	4,479,985
31,976	ICU Medical, Inc.(b)	4,383,910
34,825	Inogen, Inc.(b)	2,241,685
59,747	Integer Holdings Corp.(b)	1,935,803
130,146	Integra LifeSciences Holdings Corp.(b)	5,430,992
69,035	Invacare Corp.	793,902
96,196	Masimo Corp.(b)	7,078,102
91,615	Meridian Bioscience, Inc.	1,200,156
97,009	Merit Medical Systems, Inc.(b)	2,464,029
71,607	Natus Medical, Inc.(b)	2,796,253
82,044	Neogen Corp.(b)	5,418,186
28,737	SurModics, Inc.(b)	695,435
81,293	Varex Imaging Corp.(b)	2,337,174
38,147	Vascular Solutions, Inc.(b)	2,134,325
78,281	Zeltiq Aesthetics, Inc.(b)(c)	3,470,979

		66,575,037

	Health Care Providers & Services - 27.8%
65,382	Aceto Corp.	1,248,142
32,819	Adeptus Health, Inc., Class A(b)	235,312
72,053	Air Methods Corp.(b)	2,572,292
25,022	Almost Family, Inc.(b)	1,182,289
60,622	Amedisys, Inc.(b)	2,777,700
104,541	AMN Healthcare Services, Inc.(b)	3,747,795
61,423	BioTelemetry, Inc.(b)	1,415,800
35,299	Chemed Corp.	5,862,811
247,357	Community Health Systems, Inc.(b)	1,583,085
21,630	CorVel Corp.(b)	829,510
71,822	Cross Country Healthcare, Inc.(b)	1,039,264
93,239	Diplomat Pharmacy, Inc.(b)	1,281,104
103,572	Ensign Group, Inc. (The)	2,106,654
93,522	HealthEquity, Inc.(b)	4,325,393
185,284	Kindred Healthcare, Inc.	1,232,139
20,896	Landauer, Inc.	1,073,010
32,429	LHC Group, Inc.(b)	1,625,666

50,566	Magellan Health, Inc.(b)	$3,789,922
66,973	PharMerica Corp.(b)	1,660,930
26,504	Providence Service Corp. (The)(b)	1,024,380
64,151	Quorum Health Corp.(b)	563,887
233,207	Select Medical Holdings Corp.(b)	2,903,427
60,647	Surgical Care Affiliates, Inc.(b)	3,426,556
72,380	Tivity Health, Inc.(b)	1,856,547
27,244	U.S. Physical Therapy, Inc.	1,911,167

		51,274,782

	Health Care Technology - 8.4%
23,261	Computer Programs & Systems, Inc.(c)	525,698
55,246	HealthStream, Inc.(b)	1,268,448
184,194	HMS Holdings Corp.(b)	3,344,963
119,053	Medidata Solutions, Inc.(b)	5,897,886
79,453	Omnicell, Inc.(b)	2,852,363
99,973	Quality Systems, Inc.(b)	1,500,595

		15,389,953

	Life Sciences Tools & Services - 3.4%
48,526	Albany Molecular Research, Inc.(b)	892,878
69,949	Cambrex Corp.(b)	3,668,825
86,294	Luminex Corp.(b)	1,744,865

		6,306,568

	Pharmaceuticals - 13.3%
78,105	Amphastar Pharmaceuticals, Inc.(b)	1,230,154
17,384	ANI Pharmaceuticals, Inc.(b)	1,050,863
133,983	Depomed, Inc.(b)(c)	2,423,752
160,742	Impax Laboratories, Inc.(b)	2,113,757
167,963	Innoviva, Inc.(b)(c)	1,780,408
63,600	Lannett Co., Inc.(b)(c)	1,281,540
151,364	Medicines Co. (The)(b)	5,456,672
332,525	Nektar Therapeutics, Class A(b)	4,026,878
40,294	Phibro Animal Health Corp., Class A	1,075,850
111,079	SciClone Pharmaceuticals, Inc.(b)	1,127,452
107,715	Supernus Pharmaceuticals, Inc.(b)	2,913,691

		24,481,017

	Total Common Stocks (Cost $183,818,920)	184,039,411

	Money Market Fund - 0.0%
24,297	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $24,297)	24,297

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $183,843,217) - 100.0%	184,063,708

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.0%
7,247,975	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $7,247,975)	7,247,975

	Total Investments (Cost $191,091,192)(f) - 104.0%	191,311,683
	Other assets less liabilities - (4.0)%	(7,281,801)

	Net Assets - 100.0%	$184,029,882

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $195,986,029. The net unrealized depreciation was $4,674,346, which consisted of aggregate gross unrealized appreciation of $23,283,323 and aggregate gross unrealized depreciation of $27,957,669.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 7.5%
19,749	AAR Corp.	$631,771
43,497	Aerojet Rocketdyne Holdings, Inc.(b)	787,731
12,789	Aerovironment, Inc.(b)	334,944
15,484	Cubic Corp.	736,264
10,969	Engility Holdings, Inc.(b)	321,721
29,214	Mercury Systems, Inc.(b)	985,096
19,974	Moog, Inc., Class A(b)	1,315,687
3,066	National Presto Industries, Inc.	326,222
32,487	TASER International, Inc.(b)	811,525

		6,250,961

	Air Freight & Logistics - 3.7%
15,541	Atlas Air Worldwide Holdings, Inc.(b)	819,788
17,071	Echo Global Logistics, Inc.(b)	405,436
18,966	Forward Air Corp.	913,972
20,627	Hub Group, Inc., Class A(b)	914,807

		3,054,003

	Airlines - 5.1%
8,124	Allegiant Travel Co.	1,397,328
33,198	Hawaiian Holdings, Inc.(b)	1,691,438
32,152	SkyWest, Inc.	1,138,181

		4,226,947

	Building Products - 11.2%
24,586	AAON, Inc.	834,695
8,684	American Woodmark Corp.(b)	618,301
17,956	Apogee Enterprises, Inc.	1,024,928
19,453	Gibraltar Industries, Inc.(b)	853,987
18,472	Griffon Corp.	470,112
10,848	Insteel Industries, Inc.	401,810
9,052	Patrick Industries, Inc.(b)	740,001
30,446	PGT Innovations, Inc.(b)	350,129
21,262	Quanex Building Products Corp.	419,925
25,113	Simpson Manufacturing Co., Inc.	1,092,918
18,265	Trex Co., Inc.(b)	1,237,088
12,633	Universal Forest Products, Inc.	1,284,902

		9,328,796

	Commercial Services & Supplies - 19.9%
34,646	ABM Industries, Inc.	1,399,352
29,421	Brady Corp., Class A	1,069,453
27,901	Brink’s Co. (The)	1,241,594
22,971	Essendant, Inc.	479,864
12,255	G&K Services, Inc., Class A	1,177,215
45,104	Healthcare Services Group, Inc.	1,792,884
40,259	Interface, Inc.	732,714
16,508	LSC Communications, Inc.	432,840
19,972	Matthews International Corp., Class A	1,347,111
27,629	Mobile Mini, Inc.	899,324
8,206	Multi-Color Corp.	633,503
43,373	RR Donnelley & Sons Co.	743,847
18,328	Team, Inc.(b)	615,821
35,457	Tetra Tech, Inc.	1,549,471
9,584	UniFirst Corp.	1,225,794
13,534	US Ecology, Inc.	693,618
12,619	Viad Corp.	553,343

		16,587,748

	Construction & Engineering - 2.2%
21,104	Aegion Corp.(b)	$490,879
22,938	Comfort Systems USA, Inc.	776,451
9,983	MYR Group, Inc.(b)	384,046
17,200	Orion Group Holdings, Inc.(b)	180,600

		1,831,976

	Electrical Equipment - 3.0%
16,162	AZZ, Inc.	962,447
12,878	Encore Wire Corp.	544,095
30,632	General Cable Corp.	621,830
5,310	Powell Industries, Inc.	204,329
9,935	Vicor Corp.(b)	152,006

		2,484,707

	Industrial Conglomerates - 0.7%
22,469	Raven Industries, Inc.	562,849

	Machinery - 27.5%
36,637	Actuant Corp., Class A	958,058
5,865	Alamo Group, Inc.	443,570
17,958	Albany International Corp., Class A	852,107
11,885	Astec Industries, Inc.	831,712
31,098	Barnes Group, Inc.	1,496,747
26,601	Briggs & Stratton Corp.	576,178
19,012	Chart Industries, Inc.(b)	737,475
10,207	CIRCOR International, Inc.	635,692
13,273	EnPro Industries, Inc.	901,369
15,982	ESCO Technologies, Inc.	930,152
37,224	Federal Signal Corp.	578,461
23,882	Franklin Electric Co., Inc.	963,639
17,627	Greenbrier Cos., Inc. (The)	771,181
49,819	Harsco Corp.(b)	665,084
39,182	Hillenbrand, Inc.	1,432,102
18,118	John Bean Technologies Corp.	1,564,489
6,605	Lindsay Corp.(c)	497,621
10,661	Lydall, Inc.(b)	650,321
35,654	Mueller Industries, Inc.	1,435,430
15,110	Proto Labs, Inc.(b)	793,275
26,028	SPX Corp.(b)	649,399
26,034	SPX FLOW, Inc.(b)	908,326
7,918	Standex International Corp.	690,450
10,956	Tennant Co.	758,703
27,207	Titan International, Inc.	361,581
38,548	Wabash National Corp.	680,372
17,306	Watts Water Technologies, Inc., Class A	1,142,196

		22,905,690

	Marine - 1.2%
26,620	Matson, Inc.	949,269

	Professional Services - 9.9%
8,580	CDI Corp.(b)	73,788
15,903	Exponent, Inc.	923,169
11,547	Heidrick & Struggles International, Inc.	258,075
11,767	Insperity, Inc.	841,340
18,166	Kelly Services, Inc., Class A	406,737
35,979	Korn/Ferry International	1,045,190
29,244	Navigant Consulting, Inc.(b)	722,327
30,263	On Assignment, Inc.(b)	1,370,309
18,345	Resources Connection, Inc.	306,362
26,396	TrueBlue, Inc.(b)	653,301
22,769	WageWorks, Inc.(b)	1,642,783

		8,243,381

	Road & Rail - 4.5%
14,807	ArcBest Corp.	467,901
17,529	Celadon Group, Inc.	133,220
26,911	Heartland Express, Inc.	554,367

Schedule of Investments(a)

41,278	Knight Transportation, Inc.	$1,378,685
14,370	Marten Transport Ltd.	328,355
18,821	Roadrunner Transportation Systems, Inc.(b)	149,062
15,559	Saia, Inc.(b)	747,610

		3,759,200

	Trading Companies & Distributors - 3.6%
24,238	Applied Industrial Technologies, Inc.	1,465,187
9,587	DXP Enterprises, Inc.(b)	362,580
16,844	Kaman Corp.	851,127
5,849	Veritiv Corp.(b)	327,837

		3,006,731

	Total Common Stocks (Cost $71,180,723)	83,192,258

	Money Market Fund - 0.0%
10,455	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $10,455)	10,455

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $71,191,178) - 100.0%	83,202,713

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.5%
387,828	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $387,828)	387,828

	Total Investments (Cost $71,579,006)(f) - 100.5%	83,590,541
	Other assets less liabilities - (0.5)%	(399,781)

	Net Assets - 100.0%	$83,190,760

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $72,694,440. The net unrealized appreciation was $10,896,101, which consisted of aggregate gross unrealized appreciation of $14,419,317 and aggregate gross unrealized depreciation of $3,523,216.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Communications Equipment - 9.1%
246,286	ADTRAN, Inc.	$5,393,663
44,200	Bel Fuse, Inc., Class B	1,405,560
77,087	Black Box Corp.	1,029,111
184,886	CalAmp Corp.(b)	2,776,988
119,720	Comtech Telecommunications Corp.	1,284,596
132,117	Digi International, Inc.(b)	1,724,127
398,698	Harmonic, Inc.(b)	2,113,099
321,762	Ixia(b)	6,258,271
278,460	Lumentum Holdings, Inc.(b)	10,567,557
168,332	NETGEAR, Inc.(b)	9,578,091
1,171,065	Viavi Solutions, Inc.(b)	10,481,032

		52,612,095

	Electronic Equipment, Instruments & Components - 27.5%
77,399	Agilysys, Inc.(b)	753,092
144,666	Anixter International, Inc.(b)	12,368,943
148,133	Badger Meter, Inc.	5,710,527
248,739	Benchmark Electronics, Inc.(b)	7,611,413
124,940	Coherent, Inc.(b)	19,706,786
166,711	CTS Corp.	3,584,286
203,893	Daktronics, Inc.	2,071,553
165,205	Electro Scientific Industries, Inc.(b)	1,085,397
33,512	ePlus, Inc.(b)	3,755,020
187,560	Fabrinet (Thailand)(b)	7,901,903
84,853	FARO Technologies, Inc.(b)	3,148,046
275,725	II-VI, Inc.(b)	10,063,963
180,539	Insight Enterprises, Inc.(b)	6,703,413
169,385	Itron, Inc.(b)	10,451,055
188,034	Methode Electronics, Inc.	7,906,830
84,858	MTS Systems Corp.	4,930,250
92,164	OSI Systems, Inc.(b)	6,881,886
96,792	Park Electrochemical Corp.	1,774,197
170,553	Plexus Corp.(b)	9,261,028
91,464	Rogers Corp.(b)	7,312,547
373,624	Sanmina Corp.(b)	14,552,655
127,984	ScanSource, Inc.(b)	5,061,767
429,140	TTM Technologies, Inc.(b)	6,364,146

		158,960,703

	Internet Software & Services - 9.2%
195,323	Blucora, Inc.(b)	2,949,377
253,323	DHI Group, Inc.(b)	1,443,941
124,196	Liquidity Services, Inc.(b)	1,210,911
271,402	LivePerson, Inc.(b)	1,981,235
129,700	LogMeIn, Inc.	14,020,570
315,614	NIC, Inc.	7,606,297
183,948	QuinStreet, Inc.(b)	643,818
98,321	Shutterstock, Inc.(b)	5,289,670
86,707	SPS Commerce, Inc.(b)	5,982,783
80,699	Stamps.com, Inc.(b)(c)	9,808,964
126,571	XO Group, Inc.(b)	2,383,332

		53,320,898

	IT Services - 11.4%
124,056	CACI International, Inc., Class A(b)	15,234,077

230,534	Cardtronics PLC, Class A(b)	$12,582,546
378,087	Ciber, Inc.(b)	162,993
164,268	CSG Systems International, Inc.	7,950,571
170,513	ExlService Holdings, Inc.(b)	7,835,072
50,991	Forrester Research, Inc.	2,080,433
129,021	ManTech International Corp., Class A	5,024,078
183,480	Perficient, Inc.(b)	3,253,100
200,824	Sykes Enterprises, Inc.(b)	5,609,014
80,418	TeleTech Holdings, Inc.	2,380,373
140,274	Virtusa Corp.(b)	3,574,182

		65,686,439

	Semiconductors & Semiconductor Equipment - 20.9%
201,970	Advanced Energy Industries, Inc.(b)	11,883,915
351,228	Brooks Automation, Inc.	6,118,392
123,282	Cabot Microelectronics Corp.	8,322,768
108,041	CEVA, Inc.(b)	3,819,249
126,417	Cohu, Inc.	1,668,704
196,597	Diodes, Inc.(b)	4,893,299
110,030	DSP Group, Inc.(b)	1,193,825
214,362	Exar Corp.(b)	2,197,211
309,200	Kopin Corp.(b)	986,348
360,707	Kulicke & Soffa Industries, Inc. (Singapore)(b)	6,341,229
272,708	MKS Instruments, Inc.	17,971,457
126,794	Nanometrics, Inc.(b)	3,259,874
148,286	Power Integrations, Inc.	10,528,306
562,069	Rambus, Inc.(b)	7,295,656
157,853	Rudolph Technologies, Inc.(b)	3,622,726
334,015	Semtech Corp.(b)	11,005,794
247,235	Tessera Holding Corp.	11,175,022
120,324	Ultratech, Inc.(b)	3,118,798
206,654	Veeco Instruments, Inc.(b)	5,321,341

		120,723,914

	Software - 18.6%
460,800	8x8, Inc.(b)	7,303,680
242,137	Blackbaud, Inc.	15,886,609
185,995	Bottomline Technologies (de), Inc.(b)	4,783,791
113,821	Ebix, Inc.(c)	6,317,065
47,815	MicroStrategy, Inc., Class A(b)	9,625,160
211,833	Monotype Imaging Holdings, Inc.	4,639,143
247,274	Progress Software Corp.	6,928,617
147,121	Qualys, Inc.(b)	5,281,644
214,458	Synchronoss Technologies, Inc.(b)	8,260,922
440,486	Take-Two Interactive Software, Inc.(b)	23,632,074
118,388	Tangoe, Inc.(b)	861,865
608,399	Tivo Corp.(b)	11,498,741
153,417	VASCO Data Security International, Inc.(b)	2,331,938

		107,351,249

	Technology Hardware, Storage & Peripherals - 3.3%
207,359	Cray, Inc.(b)	3,556,207
238,004	Electronics for Imaging, Inc.(b)	10,695,900
190,448	Super Micro Computer, Inc.(b)	5,037,349

		19,289,456

	Total Common Stocks (Cost $474,477,980)	577,944,754

Schedule of Investments(a)

	Money Market Fund - 0.0%
64,872	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $64,872)	$64,872

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $474,542,852) - 100.0%	578,009,626

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.4%
7,970,007	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $7,970,007)	7,970,007

	Total Investments (Cost $482,512,859)(f) - 101.4%	585,979,633
	Other assets less liabilities - (1.4)%	(8,057,116)

	Net Assets - 100.0%	$577,922,517

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $494,215,252. The net unrealized appreciation was $91,764,381, which consisted of aggregate gross unrealized appreciation of $116,358,054 and aggregate gross unrealized depreciation of $24,593,673.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Chemicals - 49.6%
69,534	A. Schulman, Inc.	$2,398,923
72,248	Advansix, Inc.(b)	1,856,051
61,236	American Vanguard Corp.	1,053,259
75,182	Balchem Corp.	6,408,514
119,998	Calgon Carbon Corp.	1,901,968
127,674	Flotek Industries, Inc.(b)(c)	1,349,514
53,884	FutureFuel Corp.	699,953
119,197	H.B. Fuller Co.	5,884,756
22,638	Hawkins, Inc.	1,214,529
99,819	Ingevity Corp.(b)	5,548,938
45,871	Innophos Holdings, Inc.	2,231,165
56,842	Innospec, Inc.	4,055,677
48,973	Koppers Holdings, Inc.(b)	1,980,958
73,274	Kraton Corp.(b)	1,968,140
47,631	LSB Industries, Inc.(b)	405,340
31,420	Quaker Chemical Corp.	4,037,470
102,549	Rayonier Advanced Materials, Inc.	1,391,590
46,199	Stepan Co.	3,608,604
59,589	Tredegar Corp.	1,325,855

		49,321,204

	Construction Materials - 6.3%
175,759	Headwaters, Inc.(b)	4,072,336
33,691	US Concrete, Inc.(b)	2,206,761

		6,279,097

	Containers & Packaging - 0.7%
51,770	Myers Industries, Inc.	714,426

	Metals & Mining - 22.6%
741,886	AK Steel Holding Corp.(b)	5,994,439
117,636	Century Aluminum Co.(b)	1,811,594
29,605	Haynes International, Inc.	1,217,062
42,448	Kaiser Aluminum Corp.	3,330,470
47,255	Materion Corp.	1,857,122
21,566	Olympic Steel, Inc.	485,235
286,969	Stillwater Mining Co.(b)	4,878,473
152,198	SunCoke Energy, Inc.(b)	1,342,386
92,233	TimkenSteel Corp.(b)	1,555,048

		22,471,829

	Paper & Forest Products - 20.8%
91,844	Boise Cascade Co.(b)	2,277,731
39,635	Clearwater Paper Corp.(b)	2,493,041
25,074	Deltic Timber Corp.	1,904,872
208,404	KapStone Paper and Packaging Corp.	4,997,528
39,697	Neenah Paper, Inc.	3,261,109
103,218	P.H. Glatfelter Co.	2,519,551
72,373	Schweitzer-Mauduit International, Inc.	3,208,295

		20,662,127

	Total Common Stocks (Cost $97,458,997)	99,448,683

	Money Market Fund - 0.0%
1,724	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $1,724)	$1,724

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $97,460,721) - 100.0%	99,450,407

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.1%
1,095,591	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $1,095,591)	1,095,591

	Total Investments (Cost $98,556,312)(f) - 101.1%	100,545,998
	Other assets less liabilities - (1.1)%	(1,072,462)

	Net Assets - 100.0%	$99,473,536

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,874,200. The net unrealized appreciation was $1,671,798, which consisted of aggregate gross unrealized appreciation of $5,335,659 and aggregate gross unrealized depreciation of $3,663,861.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Diversified Telecommunication Services - 35.3%
26,212	ATN International, Inc.	$2,104,561
95,064	Cincinnati Bell, Inc.(b)	2,181,719
52,637	Cogent Communications Holdings, Inc.	2,200,227
75,169	Consolidated Communications Holdings, Inc.	1,977,696
103,078	General Communication, Inc., Class A(b)	2,073,929
88,904	Inteliquent, Inc.	2,035,902
206,849	Iridium Communications, Inc.(b)(c)	2,089,175
91,443	Lumos Networks Corp.(b)	1,414,623

		16,077,832

	Electric Utilities - 16.8%
86,639	ALLETE, Inc.	5,661,859
43,467	El Paso Electric Co.	1,995,135

		7,656,994

	Gas Utilities - 25.9%
34,417	Northwest Natural Gas Co.	2,027,161
138,855	South Jersey Industries, Inc.	4,582,215
79,975	Spire, Inc.	5,198,375

		11,807,751

	Multi-Utilities - 9.5%
112,431	Avista Corp.	4,344,334

	Water Utilities - 8.8%
45,195	American States Water Co.	1,978,637
58,973	California Water Service Group	2,034,569

		4,013,206

	Wireless Telecommunication Services - 3.6%
79,660	Spok Holdings, Inc.	1,637,013

	Total Common Stocks (Cost $43,749,985)	45,537,130

	Money Market Fund - 0.0%
84	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $84)	84

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $43,750,069) - 99.9%	45,537,214

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 4.7%
2,150,190	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $2,150,190)	2,150,190

	Total Investments (Cost $45,900,259)(f) - 104.6%	47,687,404
	Other assets less liabilities - (4.6)%	(2,116,692)

	Net Assets - 100.0%	$45,570,712

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $46,518,441. The net unrealized appreciation was $1,168,963, which consisted of aggregate gross unrealized appreciation of $2,287,900 and aggregate gross unrealized depreciation of $1,118,937.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Contrarian Opportunities Portfolio (CNTR)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 26.1%
402	AMC Networks, Inc., Class A(b)	$23,055
1,208	American Axle & Manufacturing Holdings, Inc.(b)	24,643
1,149	American Eagle Outfitters, Inc.	17,361
981	American Public Education, Inc.(b)	23,838
382	Asbury Automotive Group, Inc.(b)	25,059
1,010	Ascent Capital Group, Inc., Class A(b)	15,645
437	AutoNation, Inc.(b)	23,213
470	Bed Bath & Beyond, Inc.	18,965
625	Best Buy Co., Inc.	27,825
394	Big Lots, Inc.	19,700
637	BorgWarner, Inc.	26,009
875	Caleres, Inc.	26,906
218	Cavco Industries, Inc.(b)	21,419
261	Children’s Place, Inc. (The)	25,317
664	D.R. Horton, Inc.	19,860
1,545	Dana, Inc.	31,116
397	Dick’s Sporting Goods, Inc.	20,485
1,752	Ford Motor Co.	21,655
1,126	GNC Holdings, Inc., Class A	9,988
591	Hibbett Sports, Inc.(b)	19,503
1,233	Ilg, Inc.	23,365
1,851	K12, Inc.(b)	36,890
487	Kohl’s Corp.	19,397
1,189	Libbey, Inc.	20,344
441	Michael Kors Holdings Ltd.(b)	18,879
928	Movado Group, Inc.	25,195
1,462	Penn National Gaming, Inc.(b)	20,146
341	Scripps Networks Interactive, Inc., Class A	25,971
813	Shoe Carnival, Inc.	20,788
388	Tenneco, Inc.(b)	26,171
710	Urban Outfitters, Inc.(b)	18,843
810	Vitamin Shoppe, Inc.(b)	17,537
409	Williams-Sonoma, Inc.	19,718
309	Wyndham Worldwide Corp.	24,430
1,335	Zumiez, Inc.(b)	26,767

		786,003

	Consumer Staples - 3.8%
1,887	Chefs’ Warehouse, Inc. (The)(b)	31,513
1,235	Dean Foods Co.	24,527
264	PriceSmart, Inc.	22,361
4,410	SUPERVALU, Inc.(b)	17,287
437	United Natural Foods, Inc.(b)	19,971

		115,659

	Energy - 1.8%
2,183	Atwood Oceanics, Inc.(b)	26,545
1,550	Rowan Cos. PLC, Class A(b)	27,776

		54,321

	Financials - 11.6%
149	Affiliated Managers Group, Inc.(b)	22,702
41	Alleghany Corp.(b)	25,074
1,219	Ambac Financial Group, Inc.(b)	25,501
1,366	American Equity Investment Life Holding Co.	32,238
107	Credit Acceptance Corp.(b)	21,965
753	Employers Holdings, Inc.	27,447
1,053	Encore Capital Group, Inc.(b)	32,590
614	Lazard Ltd., Class A	26,083
1,561	Maiden Holdings Ltd.	27,708
796	PRA Group, Inc.(b)	31,681

381	Primerica, Inc.	$28,746
803	Walker & Dunlop, Inc.(b)	25,222
2,070	WisdomTree Investments, Inc.	21,321

		348,278

	Health Care - 4.9%
676	Air Methods Corp.(b)	24,133
69	Biogen, Inc.(b)	19,129
1,998	Community Health Systems, Inc.(b)	12,787
376	LifePoint Health, Inc.(b)	22,316
367	Magellan Health, Inc.(b)	27,507
586	Team Health Holdings, Inc.(b)	25,468
843	Tenet Healthcare Corp.(b)	14,828

		146,168

	Industrials - 30.5%
1,160	Aegion Corp.(b)	26,982
783	Air Lease Corp.	28,485
509	American Railcar Industries, Inc.	22,671
1,223	ArcBest Corp.	38,647
586	Avis Budget Group, Inc.(b)	21,811
486	Barrett Business Services, Inc.	29,213
313	C.H. Robinson Worldwide, Inc.	23,807
643	Chicago Bridge & Iron Co. NV	21,354
693	Colfax Corp.(b)	27,027
795	DigitalGlobe, Inc.(b)	22,300
334	Genesee & Wyoming, Inc., Class A(b)	25,170
909	GP Strategies Corp.(b)	23,361
478	Hertz Global Holdings, Inc.(b)	10,024
532	ICF International, Inc.(b)	27,664
628	Insteel Industries, Inc.	23,261
1,295	Interface, Inc.	23,569
1,217	Kforce, Inc.	27,991
773	MYR Group, Inc.(b)	29,737
374	PACCAR, Inc.	25,174
627	Park-Ohio Holdings Corp.	28,121
859	Quanta Services, Inc.(b)	30,829
341	Regal Beloit Corp.	24,757
1,990	RPX Corp.(b)	21,611
581	Southwest Airlines Co.	30,392
535	Spirit Airlines, Inc.(b)	28,911
1,516	Steelcase, Inc., Class A	25,469
1,143	Swift Transportation Co., Class A(b)	26,095
639	Timken Co. (The)	28,372
926	Trinity Industries, Inc.	25,502
965	TrueBlue, Inc.(b)	23,884
231	Union Pacific Corp.	24,620
456	United Continental Holdings, Inc.(b)	32,134
274	United Rentals, Inc.(b)	34,664
779	USG Corp.(b)	23,830
1,611	Wabash National Corp.	28,434

		915,873

	Information Technology - 14.7%
201	Apple, Inc.	24,391
505	Aspen Technology, Inc.(b)	26,821
301	Belden, Inc.	23,017
467	Cardtronics PLC, Class A(b)	25,489
425	Cirrus Logic, Inc.(b)	25,636
670	FARO Technologies, Inc.(b)	24,857
1,009	II-VI, Inc.(b)	36,829
319	InterDigital, Inc.	29,795
253	IPG Photonics Corp.(b)	29,092
929	Juniper Networks, Inc.	24,879
861	NeuStar, Inc., Class A(b)	28,585
2,109	ON Semiconductor Corp.(b)	28,092
393	Rogers Corp.(b)	31,420
388	Synaptics, Inc.(b)	21,875
520	Synchronoss Technologies, Inc.(b)	20,030
256	VeriSign, Inc.(b)	20,534
1,027	Western Union Co. (The)	20,109

		441,451

	Materials - 6.0%
253	Kaiser Aluminum Corp.	19,850
1,373	KapStone Paper and Packaging Corp.	32,925

Schedule of Investments(a)

2,612	Mercer International, Inc. (Canada)	$31,213
769	Mosaic Co. (The)	24,124
639	PolyOne Corp.	21,796
561	Schweitzer-Mauduit International, Inc.	24,869
479	WestRock Co.	25,560

		180,337

	Real Estate - 0.6%
184	Jones Lang LaSalle, Inc.	18,958

	Total Common Stocks (Cost $2,896,806)	3,007,048

	Money Market Fund - 0.0%
229	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $229)	229

	Total Investments (Cost $2,897,035)(d) - 100.0%	3,007,277
	Other assets less liabilities - (0.0)%	(404)

	Net Assets - 100.0%	$3,006,873

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,897,386. The net unrealized appreciation was $109,891, which consisted of aggregate gross unrealized appreciation of $243,465 and aggregate gross unrealized depreciation of $133,574.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 11.0%
619,775	Bank of New York Mellon Corp. (The)	$27,722,536
337,944	Northern Trust Corp.	28,035,834
372,974	State Street Corp.	28,420,619

		84,178,989

	Consumer Finance - 4.0%
349,708	Capital One Financial Corp.	30,560,982

	Diversified Banks - 42.3%
2,783,135	Bank of America Corp.	63,010,176
1,042,385	Citigroup, Inc.	58,196,355
257,101	Comerica, Inc.	17,362,031
733,188	JPMorgan Chase & Co.	62,049,700
1,184,605	U.S. Bancorp	62,369,453
1,110,734	Wells Fargo & Co.	62,567,646

		325,555,361

	Regional Banks - 41.3%
649,498	BB&T Corp.	30,000,313
763,978	Citizens Financial Group, Inc.	27,633,084
1,127,762	Fifth Third Bancorp	29,434,588
224,057	First Republic Bank	21,135,297
1,619,045	Huntington Bancshares, Inc.	21,905,679
1,612,977	KeyCorp	28,985,197
204,176	M&T Bank Corp.	33,192,892
464,750	People’s United Financial, Inc.	8,714,063
265,875	PNC Financial Services Group, Inc. (The)	32,027,302
1,837,235	Regions Financial Corp.	26,474,556
565,734	SunTrust Banks, Inc.	32,145,006
77,746	SVB Financial Group(b)	13,390,194
304,053	Zions Bancorporation	12,827,996

		317,866,167

	Thrifts & Mortgage Finance - 1.4%
726,936	New York Community Bancorp, Inc.	11,042,158

	Total Investments (Cost $716,932,562)(c) - 100.0%	769,203,657
	Other assets less liabilities - 0.0%	140,636

	Net Assets - 100.0%	$769,344,293

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $718,074,191. The net unrealized appreciation was $51,129,466, which consisted of aggregate gross unrealized appreciation of $55,883,755 and aggregate gross unrealized depreciation of $4,754,289.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Asset Management & Custody Banks - 34.1%
1,162,198	Apollo Investment Corp.	$6,810,480
696,719	Arlington Asset Investment Corp., Class A(b)	10,429,883
199,170	Artisan Partners Asset Management, Inc., Class A	5,765,971
1,124,425	BlackRock Capital Investment Corp.(b)	8,140,837
98,000	Federated Investors, Inc., Class B	2,548,980
760,443	Gladstone Capital Corp.	7,285,044
84,642	Invesco Ltd.(c)	2,447,847
1,054,986	Medley Capital Corp.	7,870,196
1,487,171	PennantPark Investment Corp.	11,733,779
1,134,177	Prospect Capital Corp.(b)	9,549,770
746,784	THL Credit, Inc.	7,669,472
355,411	Waddell & Reed Financial, Inc., Class A	6,415,169

		86,667,428

	Consumer Finance - 0.9%
159,767	Navient Corp.	2,402,896

	Investment Banking & Brokerage - 7.9%
494,244	BGC Partners, Inc., Class A	5,471,281
173,061	Greenhill & Co., Inc.	5,113,953
74,498	Lazard Ltd., Class A	3,164,675
367,840	Virtu Financial, Inc., Class A	6,455,592

		20,205,501

	Mortgage REITs - 40.2%
451,348	AG Mortgage Investment Trust, Inc. REIT	7,907,617
455,952	Agnc Investment Corp. REIT	8,512,624
743,472	Annaly Capital Management, Inc. REIT	7,598,284
392,304	ARMOUR Residential REIT, Inc. REIT(b)	8,246,230
511,056	Chimera Investment Corp. REIT	9,009,917
1,137,040	CYS Investments, Inc. REIT	8,607,393
566,565	New Residential Investment Corp. REIT	8,583,460
1,074,502	Orchid Island Capital, Inc. REIT(b)	12,711,359
521,361	PennyMac Mortgage Investment Trust REIT	8,837,069
1,733,452	Resource Capital Corp. REIT(b)(d)	14,248,975
797,540	Western Asset Mortgage Capital Corp. REIT	8,047,178

		102,310,106

	Property & Casualty Insurance - 5.2%
70,719	First American Financial Corp.	2,657,620
84,830	HCI Group, Inc.(b)	3,508,569
53,980	Mercury General Corp.	3,414,235
173,599	Old Republic International Corp.	3,610,859

		13,191,283

	Regional Banks - 4.6%
56,321	PacWest Bancorp	3,120,183
143,664	People’s United Financial, Inc.	2,693,700
150,048	Umpqua Holdings Corp.	2,747,379
253,136	Valley National Bancorp	3,065,477

		11,626,739

	Reinsurance - 1.3%
187,061	Maiden Holdings Ltd.	3,320,333

	Thrifts & Mortgage Finance - 2.3%
197,052	New York Community Bancorp, Inc.	2,993,220
166,311	Oritani Financial Corp.	2,885,496

		5,878,716

	Trading Companies & Distributors - 3.4%
355,546	Triton International Ltd. (Bermuda)	$8,653,989

	Total Common Stocks and Other Equity Interests (Cost $240,356,124)	254,256,991

	Money Market Fund - 0.0%
75,929	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(e) (Cost $75,929)	75,929

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $240,432,053) - 99.9%	254,332,920

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 7.4%
18,787,014	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $18,787,014)	18,787,014

	Total Investments (Cost $259,219,067)(g) - 107.3%	273,119,934
	Other assets less liabilities - (7.3)%	(18,659,780)

	Net Assets - 100.0%	$254,460,154

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in and earnings from, its investment in Invesco Ltd. for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$—	$2,670,102	$(15,768)	$(206,299)	$(188)	$2,447,847	$—

(d)	Affiliated company. The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Resource Capital Corp. REIT	$9,632,444	$8,349,740	$(254,489)	$(3,437,746)	$(40,974)	$14,248,975	$84,395

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $264,770,807. The net unrealized appreciation was $8,349,127, which consisted of aggregate gross unrealized appreciation of $19,547,131 and aggregate gross unrealized depreciation of $11,198,004.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 16.0%
436,306	Gladstone Commercial Corp.	$8,569,050
1,204,002	Global Net Lease, Inc.	9,331,015
214,609	Gramercy Property Trust	5,652,801
1,292,904	Investors Real Estate Trust	8,326,302
645,304	Lexington Realty Trust	6,917,659

		38,796,827

	Health Care - 24.0%
386,715	Care Capital Properties, Inc.	9,555,727
1,472,393	Global Medical REIT, Inc.(b)	13,030,678
636,944	Medical Properties Trust, Inc.	8,121,036
994,777	New Senior Investment Group, Inc.	9,957,718
337,453	Sabra Health Care REIT, Inc.	8,571,306
470,494	Senior Housing Properties Trust	8,962,911

		58,199,376

	Hotel & Resort - 25.4%
347,153	Apple Hospitality REIT, Inc.	6,950,003
955,422	Ashford Hospitality Trust, Inc.	7,261,207
353,714	Chatham Lodging Trust	7,123,800
279,979	Chesapeake Lodging Trust	7,167,462
238,697	Hospitality Properties Trust	7,430,638
224,727	LaSalle Hotel Properties	6,780,014
264,709	MGM Growth Properties LLC, Class A	6,834,786
250,004	RLJ Lodging Trust	5,802,593
353,330	Xenia Hotels & Resorts, Inc.	6,483,605

		61,834,108

	Industrial - 2.3%
247,056	STAG Industrial, Inc., Class A	5,716,876

	Office - 6.3%
473,920	Franklin Street Properties Corp.	6,042,480
479,222	Government Properties Income Trust	9,229,816

		15,272,296

	Residential - 6.3%
968,875	Independence Realty Trust, Inc.	8,942,716
466,656	Preferred Apartment Communities, Inc., Class A	6,318,522

		15,261,238

	Retail - 10.8%
741,309	CBL & Associates Properties, Inc.	8,043,203
979,561	Washington Prime Group, Inc.	9,452,764
623,607	Whitestone	8,674,373

		26,170,340

	Specialized - 8.9%
411,893	CoreCivic, Inc.	11,961,373
231,200	Geo Group, Inc. (The)	9,599,424

		21,560,797

	Total Investments (Cost $234,639,431)(c) - 100.0%	242,811,858
	Other assets less liabilities - 0.0%	96,342

	Net Assets - 100.0%	$242,908,200

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include issuers of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Global Medical REIT, Inc.	$—	$14,496,573	$(173,705)	$(1,284,046)	$(8,144)	$13,030,678	$257,330

(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $237,519,496. The net unrealized appreciation was $5,292,362, which consisted of aggregate gross unrealized appreciation of $13,452,693 and aggregate gross unrealized depreciation of $8,160,331.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.2%
	Multi-line Insurance - 10.1%
39,863	American Financial Group, Inc.	$3,434,995
37,965	Assurant, Inc.	3,687,541
34,417	Kemper Corp.	1,486,814

		8,609,350

	Property & Casualty Insurance - 77.4%
58,496	Allied World Assurance Co. Holdings AG	3,107,892
93,762	Allstate Corp. (The)	7,051,840
114,609	AmTrust Financial Services, Inc.	3,024,531
39,627	Arch Capital Group Ltd.(b)	3,501,045
40,489	Aspen Insurance Holdings Ltd. (Bermuda)	2,283,580
53,728	Axis Capital Holdings Ltd.	3,439,129
51,218	Chubb Ltd.	6,734,655
85,429	Cincinnati Financial Corp.	6,029,579
28,606	Hanover Insurance Group, Inc. (The)	2,401,188
37,163	Mercury General Corp.	2,350,560
35,802	ProAssurance Corp.	1,947,629
196,872	Progressive Corp. (The)	7,370,888
29,522	RLI Corp.	1,754,197
38,902	Selective Insurance Group, Inc.	1,622,213
57,837	Travelers Cos., Inc. (The)	6,812,042
53,049	W.R. Berkley Corp.	3,565,423
90,726	XL Group Ltd. (Bermuda)	3,408,576

		66,404,967

	Reinsurance - 12.7%
15,568	Everest Re Group Ltd.	3,423,870
57,914	Maiden Holdings Ltd.	1,027,974
25,107	RenaissanceRe Holdings Ltd. (Bermuda)	3,422,586
53,363	Validus Holdings Ltd.	3,041,691

		10,916,121

	Total Common Stocks (Cost $79,158,585)	85,930,438

	Money Market Fund - 0.0%
8,764	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $8,764)	8,764

	Total Investments (Cost $79,167,349)(d) - 100.2%	85,939,202
	Other assets less liabilities - (0.2)%	(143,719)

	Net Assets - 100.0%	$85,795,483

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $79,466,343. The net unrealized appreciation was $6,472,859, which consisted of aggregate gross unrealized appreciation of $7,361,018 and aggregate gross unrealized depreciation of $888,159.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	10.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Regional Banks - 96.8%
199,552	Associated Banc-Corp.	$5,048,666
159,711	BancorpSouth, Inc.	4,743,417
54,693	Bank of Hawaii Corp.	4,698,676
162,391	Bank of the Ozarks, Inc.	8,910,394
128,698	BankUnited, Inc.	4,916,264
88,354	BOK Financial Corp.	7,266,233
144,681	Boston Private Financial Holdings, Inc.	2,387,236
122,761	Brookline Bancorp, Inc.	1,933,486
129,908	Cathay General Bancorp	4,733,847
101,021	Columbia Banking System, Inc.	4,016,595
87,352	Commerce Bancshares, Inc.	4,938,009
77,244	Community Bank System, Inc.	4,507,960
55,397	Cullen/Frost Bankers, Inc.	4,952,492
188,209	CVB Financial Corp.	4,242,231
190,467	East West Bancorp, Inc.	9,797,622
298,414	F.N.B. Corp.	4,458,305
154,889	First Commonwealth Financial Corp.	2,187,033
107,844	First Financial Bancorp	2,971,102
105,929	First Financial Bankshares, Inc.	4,517,872
238,982	First Horizon National Corp.	4,779,640
178,344	First Midwest Bancorp, Inc.	4,330,192
256,888	Fulton Financial Corp.	4,675,362
132,938	Glacier Bancorp, Inc.	4,723,287
109,742	Hancock Holding Co.	5,031,671
229,134	Hope Bancorp, Inc.	4,791,192
55,036	IBERIABANK Corp.	4,521,207
336,763	Investors Bancorp, Inc.	4,832,549
105,380	MB Financial, Inc.	4,692,571
234,950	Old National Bancorp	4,170,362
161,217	PacWest Bancorp	8,931,422
70,694	Pinnacle Financial Partners, Inc.	4,725,894
112,172	Popular, Inc.	4,983,802
68,940	Prosperity Bancshares, Inc.	5,007,112
60,777	S&T Bancorp, Inc.	2,286,431
60,834	Signature Bank(b)	9,582,572
200,429	Sterling Bancorp	4,780,232
117,793	Synovus Financial Corp.	4,909,612
262,811	TCF Financial Corp.	4,559,771
62,689	Texas Capital Bancshares, Inc.(b)	5,171,842
117,704	Trustmark Corp.	3,957,208
59,993	UMB Financial Corp.	4,627,860
256,600	Umpqua Holdings Corp.	4,698,346
98,803	United Bankshares, Inc.	4,426,374
402,096	Valley National Bancorp	4,869,383
91,924	Webster Financial Corp.	4,827,848
44,680	Westamerica Bancorporation	2,535,590
97,598	Western Alliance Bancorp(b)	4,819,389
69,255	Wintrust Financial Corp.	4,958,658

		232,434,819

	Thrifts & Mortgage Finance - 3.2%
115,528	Provident Financial Services, Inc.	3,058,026
140,517	Washington Federal, Inc.	4,615,984

		7,674,010

	Total Common Stocks (Cost $232,905,821)	240,108,829

	Money Market Fund - 0.0%
26,846	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(c) (Cost $26,846)	26,846

Total Investments (Cost $232,932,667)(d) - 100.0%	$240,135,675
Other assets less liabilities - 0.0%	22,961

Net Assets - 100.0%	$240,158,636

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $233,965,483. The net unrealized appreciation was $6,170,192, which consisted of aggregate gross unrealized appreciation of $7,972,856 and aggregate gross unrealized depreciation of $1,802,664.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 10.0%
2,254	Adient PLC(b)	$143,106
741	Advance Auto Parts, Inc.	121,702
178	Amazon.com, Inc.(b)	146,579
2,505	AMC Networks, Inc., Class A(b)	143,662
3,635	Aramark	123,008
2,676	AutoNation, Inc.(b)	142,149
171	AutoZone, Inc.(b)	123,972
2,719	Bed Bath & Beyond, Inc.	109,712
2,675	Best Buy Co., Inc.	119,091
3,126	BorgWarner, Inc.	127,635
2,446	Brinker International, Inc.	108,847
2,346	Brunswick Corp.	140,432
1,500	Burlington Stores, Inc.(b)	125,550
2,099	Cabela’s, Inc.(b)	117,313
223	Cable One, Inc.	141,021
3,712	CalAtlantic Group, Inc.	129,437
2,090	CarMax, Inc.(b)	139,424
2,449	Carnival Corp.	135,626
1,394	Carter’s, Inc.	116,747
2,097	CBS Corp., Class B	135,235
504	Charter Communications, Inc., Class A(b)	163,271
363	Chipotle Mexican Grill, Inc.(b)	152,983
2,399	Choice Hotels International, Inc.	133,144
3,328	Cinemark Holdings, Inc.	141,440
23,600	Clear Channel Outdoor Holdings, Inc., Class A	116,820
3,395	Coach, Inc.	126,803
1,880	Comcast Corp., Class A	141,790
2,716	CST Brands, Inc.	130,857
4,536	D.R. Horton, Inc.	135,672
1,670	Darden Restaurants, Inc.	122,378
1,832	Delphi Automotive PLC	128,350
2,166	Dick’s Sporting Goods, Inc.	111,766
1,817	Dillard’s, Inc., Class A	102,551
4,504	Discovery Communications, Inc., Class A(b)	127,688
2,225	DISH Network Corp., Class A(b)	131,653
1,697	Dollar General Corp.	125,272
1,500	Dollar Tree, Inc.(b)	115,785
807	Domino’s Pizza, Inc.	140,854
2,423	Dunkin’ Brands Group, Inc.	125,681
1,047	Expedia, Inc.	127,305
7,741	Extended Stay America, Inc.	125,482
1,679	Foot Locker, Inc.	115,079
9,957	Ford Motor Co.	123,068
5,041	GameStop Corp., Class A	123,454
5,054	Gap, Inc. (The)	116,394
2,627	Garmin Ltd.	126,858
3,485	General Motors Co.	127,586
6,590	Gentex Corp.	137,665
1,321	Genuine Parts Co.	127,886
4,074	Goodyear Tire & Rubber Co. (The)	131,957
257	Graham Holdings Co., Class B	133,524
51,419	Groupon, Inc., Class A(b)(c)	177,396
5,700	H&R Block, Inc.	122,322
5,729	Hanesbrands, Inc.	135,835
2,150	Harley-Davidson, Inc.	122,636
1,186	Harman International Industries, Inc.	131,836
1,527	Hasbro, Inc.	125,993
488	Hilton Grand Vacations, Inc.(b)	14,313
1,650	Hilton Worldwide Holdings, Inc.	95,007

983	Home Depot, Inc. (The)	$135,241
2,311	Hyatt Hotels Corp., Class A(b)	126,435
5,256	International Game Technology PLC	138,811
5,482	Interpublic Group of Cos., Inc. (The)	128,991
12,833	J.C. Penney Co., Inc.(b)(c)	85,339
2,279	John Wiley & Sons, Inc., Class A	125,573
7,844	Kate Spade & Co.(b)	145,192
2,276	Kohl’s Corp.	90,653
1,753	L Brands, Inc.	105,548
2,371	Las Vegas Sands Corp.	124,667
949	Lear Corp.	134,843
2,636	Leggett & Platt, Inc.	125,790
2,928	Lennar Corp., Class A	130,735
1,812	Liberty Broadband Corp., Class C(b)	154,636
2,993	Liberty Expedia Holdings, Inc., Class A(b)	131,722
6,302	Liberty Interactive Corp. QVC Group, Series A(b)	120,872
3,719	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	133,475
3,345	Liberty Ventures, Series A(b)	146,009
4,799	Lions Gate Entertainment Corp., Class A	138,067
4,691	Live Nation Entertainment, Inc.(b)	134,256
3,819	LKQ Corp.(b)	121,864
1,746	Lowe’s Cos., Inc.	127,598
1,883	Lululemon Athletica, Inc.(b)	127,121
3,089	Macy’s, Inc.	91,249
742	Madison Square Garden Co. (The), Class A(b)	130,347
1,566	Marriott International, Inc., Class A	132,484
4,452	Mattel, Inc.	116,687
1,087	McDonald’s Corp.	133,234
4,481	MGM Resorts International(b)	129,053
2,658	Michael Kors Holdings Ltd.(b)	113,789
5,560	Michaels Cos., Inc. (The)(b)	109,365
662	Mohawk Industries, Inc.(b)	142,886
1,961	Murphy USA, Inc.(b)	124,916
1,074	Netflix, Inc.(b)	151,122
2,870	Newell Brands, Inc.	135,837
10,871	News Corp., Class A	133,605
2,534	NIKE, Inc., Class B	134,049
2,151	Nordstrom, Inc.	95,117
2,946	Norwegian Cruise Line Holdings Ltd.(b)	138,462
87	NVR, Inc.(b)	161,646
1,514	Omnicom Group, Inc.	129,674
510	O’Reilly Automotive, Inc.(b)	133,758
656	Panera Bread Co., Class A(b)	137,143
2,356	Penske Automotive Group, Inc.	128,072
1,530	Polaris Industries, Inc.(c)	128,627
1,232	Pool Corp.	130,050
91	Priceline Group, Inc. (The)(b)	143,337
6,678	PulteGroup, Inc.	143,644
1,235	PVH Corp.	115,855
1,211	Ralph Lauren Corp., Class A	107,089
6,019	Regal Entertainment Group, Class A	136,391
1,942	Ross Stores, Inc.	128,386
1,524	Royal Caribbean Cruises Ltd.	142,692
4,762	Sally Beauty Holdings, Inc.(b)	113,336
1,828	Scripps Networks Interactive, Inc., Class A	139,220
4,814	Service Corp. International	140,232
3,363	Servicemaster Global Holdings, Inc.(b)	124,364
1,320	Signet Jewelers Ltd.	102,524
28,894	Sirius XM Holdings, Inc.(c)	136,380
2,220	Six Flags Entertainment Corp.	132,268
4,813	Skechers U.S.A., Inc., Class A(b)	120,903
13,092	Staples, Inc.	120,446
2,234	Starbucks Corp.	123,361
1,693	Target Corp.	109,165
5,662	TEGNA, Inc.	129,716
2,009	Tempur Sealy International, Inc.(b)(c)	86,387
685	Tesla, Inc.(b)	172,572
1,248	Thor Industries, Inc.	129,168
1,542	Tiffany & Co.	121,386

Schedule of Investments(a)

1,380	Time Warner, Inc.	$133,653
1,681	TJX Cos., Inc. (The)	125,940
4,075	Toll Brothers, Inc.(b)	127,792
1,692	Tractor Supply Co.	124,650
3,827	Tribune Media Co., Class A	110,371
2,664	TripAdvisor, Inc.(b)	140,926
2,355	Tupperware Brands Corp.	142,148
4,646	Twenty-First Century Fox, Inc., Class A	145,791
527	Ulta Beauty, Inc.(b)	143,492
3,969	Under Armour, Inc., Class A(b)(c)	85,294
3,829	Urban Outfitters, Inc.(b)	101,622
788	Vail Resorts, Inc.	135,173
2,309	VF Corp.	118,867
3,392	Viacom, Inc., Class B	142,939
3,392	Vista Outdoor, Inc.(b)	97,723
1,560	Visteon Corp.(b)	139,729
1,252	Walt Disney Co. (The)	138,534
9,477	Wendy’s Co. (The)	128,224
748	Whirlpool Corp.	130,818
2,347	Williams-Sonoma, Inc.	113,149
1,684	Wyndham Worldwide Corp.	133,137
1,424	Wynn Resorts Ltd.	144,436
4,676	Yum China Holdings, Inc.(b)	128,496
2,024	Yum! Brands, Inc.	132,633

		19,385,571

	Consumer Staples - 11.5%
6,250	Altria Group, Inc.	444,875
8,712	Archer-Daniels-Midland Co.	385,593
16,460	Blue Buffalo Pet Products, Inc.(b)	399,155
8,844	Brown-Forman Corp., Class B	403,286
5,523	Bunge Ltd.	382,247
6,865	Campbell Soup Co.	427,209
3,375	Casey’s General Stores, Inc.	387,787
9,150	Church & Dwight Co., Inc.	413,763
3,518	Clorox Co. (The)	422,160
9,876	Coca-Cola Co. (The)	410,545
6,251	Colgate-Palmolive Co.	403,690
10,551	Conagra Brands, Inc.	412,439
2,656	Constellation Brands, Inc., Class A	397,763
824	Costco Wholesale Corp.	135,095
6,829	Coty, Inc., Class A	131,117
5,062	CVS Health Corp.	398,936
4,513	Dr Pepper Snapple Group, Inc.	411,586
5,313	Edgewell Personal Care Co.(b)	418,877
9,154	Energizer Holdings, Inc.	462,002
1,650	Estee Lauder Cos., Inc. (The), Class A	133,996
21,007	Flowers Foods, Inc.	422,451
6,564	General Mills, Inc.	410,119
10,259	Hain Celestial Group, Inc. (The)(b)	405,846
8,048	Herbalife Ltd.(b)(c)	452,298
4,048	Hershey Co. (The)	426,943
11,796	Hormel Foods Corp.	428,195
3,257	Ingredion, Inc.	417,515
3,106	JM Smucker Co. (The)	421,950
5,672	Kellogg Co.	412,411
3,536	Kimberly-Clark Corp.	428,316
4,943	Kraft Heinz Co. (The)	441,360
11,663	Kroger Co. (The)	396,075
11,144	Lamb Weston Holdings, Inc.	416,340
4,384	McCormick & Co., Inc.	418,891
5,501	Mead Johnson Nutrition Co.	387,600
4,093	Molson Coors Brewing Co., Class B	395,056
9,673	Mondelez International, Inc., Class A	428,320
9,201	Monster Beverage Corp.(b)	391,963
8,036	Nu Skin Enterprises, Inc., Class A	416,908
3,919	PepsiCo, Inc.	406,714
4,495	Philip Morris International, Inc.	432,104
21,169	Pilgrim’s Pride Corp.	405,175
7,877	Pinnacle Foods, Inc.	418,978
5,157	Post Holdings, Inc.(b)	431,538
4,804	Procter & Gamble Co. (The)	420,830
7,348	Reynolds American, Inc.	441,835

48,043	Rite Aid Corp.(b)	$270,002
3,368	Spectrum Brands Holdings, Inc.	449,257
19,300	Sprouts Farmers Market, Inc.(b)	360,331
7,349	Sysco Corp.	385,529
5,513	TreeHouse Foods, Inc.(b)	418,326
6,691	Tyson Foods, Inc., Class A	420,128
15,926	US Foods Holding Corp.(b)	433,187
4,801	Walgreens Boots Alliance, Inc.	393,394
1,865	Wal-Mart Stores, Inc.	124,470
7,337	WhiteWave Foods Co. (The)(b)	403,975
12,659	Whole Foods Market, Inc.	382,555

		22,299,006

	Energy - 9.7%
4,417	Anadarko Petroleum Corp.	307,114
11,321	Antero Resources Corp.(b)	276,346
4,543	Apache Corp.	271,762
4,557	Baker Hughes, Inc.	287,456
12,662	Cabot Oil & Gas Corp.	271,980
7,038	Cheniere Energy, Inc.(b)	335,361
39,203	Chesapeake Energy Corp.(b)	252,859
2,622	Chevron Corp.	291,960
2,135	Cimarex Energy Co.	288,673
2,125	Concho Resources, Inc.(b)	296,310
5,956	ConocoPhillips	290,415
14,213	CONSOL Energy, Inc.	240,768
5,580	Continental Resources, Inc.(b)	270,965
6,302	Devon Energy Corp.	286,993
14,360	Diamond Offshore Drilling, Inc.(b)	235,217
2,850	Diamondback Energy, Inc.(b)	299,735
4,806	Dril-Quip, Inc.(b)	298,933
5,020	Energen Corp.(b)	270,528
27,511	Ensco PLC, Class A	300,420
2,840	EOG Resources, Inc.	288,487
4,056	EQT Corp.	245,915
14,620	Extraction Oil & Gas, Inc.(b)	261,990
3,398	Exxon Mobil Corp.	285,058
23,216	Frank’s International NV(c)	274,877
10,258	Gulfport Energy Corp.(b)	214,392
5,591	Halliburton Co.	316,283
3,698	Helmerich & Payne, Inc.	263,150
4,819	Hess Corp.	261,093
9,153	HollyFrontier Corp.	265,162
14,354	Kinder Morgan, Inc.	320,668
52,550	Kosmos Energy Ltd.(b)	343,677
21,111	Laredo Petroleum, Inc.(b)	286,054
16,591	Marathon Oil Corp.	277,899
6,114	Marathon Petroleum Corp.	293,778
9,175	Murphy Oil Corp.	265,249
18,207	Nabors Industries Ltd.	295,864
7,609	National Oilwell Varco, Inc.	287,696
6,331	Newfield Exploration Co.(b)	253,746
39,615	Noble Corp. PLC	267,401
7,708	Noble Energy, Inc.	306,470
4,281	Occidental Petroleum Corp.	290,123
10,070	Oceaneering International, Inc.	280,450
5,315	ONEOK, Inc.	292,910
8,331	Parsley Energy, Inc., Class A(b)	293,418
10,740	Patterson-UTI Energy, Inc.	301,150
10,568	PBF Energy, Inc., Class A	245,072
3,479	Phillips 66	283,956
1,668	Pioneer Natural Resources Co.	300,624
15,133	QEP Resources, Inc.(b)	263,920
7,798	Range Resources Corp.	252,187
12,259	Rice Energy, Inc.(b)	243,096
14,851	Rowan Cos. PLC, Class A(b)	266,130
14,283	RPC, Inc.	307,370
3,564	Schlumberger Ltd.	298,342
8,272	SM Energy Co.	252,379
23,997	Southwestern Energy Co.(b)	216,213
7,412	Spectra Energy Corp.	308,710
16,761	Superior Energy Services, Inc.	296,167
5,651	Targa Resources Corp.	325,611

Schedule of Investments(a)

3,360	Tesoro Corp.	$271,656
19,624	Transocean Ltd.(b)(c)	274,147
4,459	Valero Energy Corp.	293,224
55,428	Weatherford International PLC(b)	288,780
24,933	Whiting Petroleum Corp.(b)	276,507
10,020	Williams Cos., Inc. (The)	288,977
6,641	World Fuel Services Corp.	295,392
20,425	WPX Energy, Inc.(b)	284,520

		18,839,735

	Financials - 6.2%
551	Affiliated Managers Group, Inc.(b)	83,950
1,279	Aflac, Inc.	89,517
4,784	Agnc Investment Corp. REIT	89,317
146	Alleghany Corp.(b)	89,289
1,893	Allied World Assurance Co. Holdings AG	100,575
1,226	Allstate Corp. (The)	92,208
4,339	Ally Financial, Inc.	91,640
1,176	American Express Co.	89,823
1,023	American Financial Group, Inc.	88,152
1,352	American International Group, Inc.	86,880
678	American National Insurance Co.	79,048
741	Ameriprise Financial, Inc.	83,192
3,192	AmTrust Financial Services, Inc.	84,237
8,441	Annaly Capital Management, Inc. REIT	86,267
790	Aon PLC	89,033
1,021	Arch Capital Group Ltd.(b)	90,205
1,736	Arthur J. Gallagher & Co.	93,449
2,825	Artisan Partners Asset Management, Inc., Class A	81,784
1,658	Aspen Insurance Holdings Ltd. (Bermuda)	93,511
3,529	Associated Banc-Corp.	89,284
963	Assurant, Inc.	93,536
2,345	Assured Guaranty Ltd.	91,244
1,389	Axis Capital Holdings Ltd.	88,910
3,827	Bank of America Corp.	86,643
992	Bank of Hawaii Corp.	85,223
1,821	Bank of New York Mellon Corp. (The)	81,453
2,309	BankUnited, Inc.	88,204
1,867	BB&T Corp.	86,237
540	Berkshire Hathaway, Inc., Class B(b)	88,636
235	BlackRock, Inc.	87,885
1,067	BOK Financial Corp.	87,750
1,989	Brown & Brown, Inc.	83,797
979	Capital One Financial Corp.	85,555
1,150	CBOE Holdings, Inc.	91,563
2,250	Charles Schwab Corp. (The)	92,790
5,033	Chimera Investment Corp. REIT	88,732
672	Chubb Ltd.	88,361
1,130	Cincinnati Financial Corp.	79,755
2,064	CIT Group, Inc.	85,016
1,465	Citigroup, Inc.	81,791
2,496	Citizens Financial Group, Inc.	90,280
718	CME Group, Inc.	86,935
2,144	CNA Financial Corp.	89,298
1,264	Comerica, Inc.	85,358
1,501	Commerce Bancshares, Inc.	84,852
410	Credit Acceptance Corp.(b)	84,165
1,004	Cullen/Frost Bankers, Inc.	89,758
1,221	Discover Financial Services	84,591
4,407	Donnelley Financial Solutions, Inc.(b)	106,121
2,488	E*TRADE Financial Corp.(b)	93,176
1,739	East West Bancorp, Inc.	89,454
2,030	Eaton Vance Corp.	85,118
960	Endurance Specialty Holdings Ltd.	88,982
763	Erie Indemnity Co., Class A	85,540
414	Everest Re Group Ltd.	91,051
533	FactSet Research Systems, Inc.	92,236
2,988	Federated Investors, Inc., Class B	77,718
3,283	Fifth Third Bancorp	85,686
2,411	First American Financial Corp.	90,605
2,634	First Hawaiian, Inc.	86,896
4,323	First Horizon National Corp.	86,460

992	First Republic Bank	$93,575
2,573	FNF Group	90,981
2,151	Franklin Resources, Inc.	85,481
373	Goldman Sachs Group, Inc. (The)	85,536
974	Hanover Insurance Group, Inc. (The)	81,758
1,823	Hartford Financial Services Group, Inc. (The)	88,798
6,538	Huntington Bancshares, Inc.	88,459
2,236	Interactive Brokers Group, Inc., Class A	83,492
1,491	Intercontinental Exchange, Inc.	87,015
2,695	Invesco Ltd.(d)	77,939
1,028	JPMorgan Chase & Co.	87,000
4,791	KeyCorp	86,094
2,064	Lazard Ltd., Class A	87,679
2,652	Legg Mason, Inc.	84,042
3,682	Leucadia National Corp.	87,816
1,294	Lincoln National Corp.	87,358
1,862	Loews Corp.	86,732
2,457	LPL Financial Holdings, Inc.	96,560
572	M&T Bank Corp.	92,990
105	Markel Corp.(b)	97,125
534	MarketAxess Holdings, Inc.	99,992
1,272	Marsh & McLennan Cos., Inc.	86,521
1,453	Mercury General Corp.	91,902
1,542	MetLife, Inc.	83,900
11,034	MFA Financial, Inc. REIT	87,058
881	Moody’s Corp.	91,333
2,016	Morgan Stanley	85,660
1,165	Morningstar, Inc.	88,715
1,091	MSCI, Inc.	90,280
1,286	Nasdaq, Inc.	90,714
5,104	Navient Corp.	76,764
5,193	New York Community Bancorp, Inc.	78,882
989	Northern Trust Corp.	82,047
4,762	Old Republic International Corp.	99,050
3,776	OneMain Holdings, Inc.(b)	84,507
1,591	PacWest Bancorp	88,141
4,429	People’s United Financial, Inc.	83,044
761	PNC Financial Services Group, Inc. (The)	91,670
1,983	Popular, Inc.	88,105
1,459	Principal Financial Group, Inc.	83,294
1,448	ProAssurance Corp.	78,771
2,575	Progressive Corp. (The)	96,408
836	Prudential Financial, Inc.	87,872
1,217	Raymond James Financial, Inc.	91,190
6,058	Regions Financial Corp.	87,296
692	Reinsurance Group of America, Inc.	86,825
672	RenaissanceRe Holdings Ltd. (Bermuda)	91,607
761	S&P Global, Inc.	91,457
6,029	Santander Consumer USA Holdings, Inc.(b)	79,703
1,776	SEI Investments Co.	86,154
570	Signature Bank(b)	89,786
7,871	SLM Corp.(b)	93,508
3,923	Starwood Property Trust, Inc. REIT	87,326
1,102	State Street Corp.	83,972
1,605	SunTrust Banks, Inc.	91,196
524	SVB Financial Group(b)	90,249
2,418	Synchrony Financial	86,613
2,132	Synovus Financial Corp.	88,862
1,151	T. Rowe Price Group, Inc.	77,623
4,552	TCF Financial Corp.	78,977
2,031	TD Ameritrade Holding Corp.	93,731
4,466	TFS Financial Corp.	78,110
1,974	Thomson Reuters Corp.	88,514
1,209	Torchmark Corp.	88,910
737	Travelers Cos., Inc. (The)	86,804
9,710	Two Harbors Investment Corp. REIT	85,157
1,698	U.S. Bancorp	89,400
2,023	Unum Group	91,905
1,588	Validus Holdings Ltd.	90,516
2,151	Voya Financial, Inc.	86,513
1,366	W.R. Berkley Corp.	91,809

Schedule of Investments(a)

1,548	Wells Fargo & Co.	$87,199
1,785	Western Alliance Bancorp(b)	88,143
108	White Mountains Insurance Group Ltd.	98,254
2,388	XL Group Ltd. (Bermuda)	89,717
2,054	Zions Bancorporation	86,658

		12,043,466

	Health Care - 11.7%
7,733	Abbott Laboratories	323,007
3,466	AbbVie, Inc.	211,807
1,821	ABIOMED, Inc.(b)	193,700
5,776	Acadia Healthcare Co., Inc.(b)	221,625
7,943	ACADIA Pharmaceuticals, Inc.(b)	274,748
1,656	Aetna, Inc.	196,418
4,602	Agilent Technologies, Inc.	225,360
4,283	Agios Pharmaceuticals, Inc.(b)	184,297
11,436	Akorn, Inc.(b)	218,428
5,659	Alere, Inc.(b)	209,383
1,671	Alexion Pharmaceuticals, Inc.(b)	218,366
2,152	Align Technology, Inc.(b)	197,317
3,832	Alkermes PLC(b)	207,350
1,109	Allergan PLC(b)	242,749
19,153	Allscripts Healthcare Solutions, Inc.(b)	224,282
5,041	Alnylam Pharmaceuticals, Inc.(b)	201,590
2,694	AmerisourceBergen Corp.	235,132
1,492	Amgen, Inc.	233,767
1,452	Anthem, Inc.	223,811
108	Aquabounty Technologies, Inc.(b)	1,490
2,217	athenahealth, Inc.(b)	279,320
4,751	Baxter International, Inc.	227,620
1,277	Becton, Dickinson and Co.	226,399
762	Biogen, Inc.(b)	211,257
2,569	BioMarin Pharmaceutical, Inc.(b)	225,121
1,232	Bio-Rad Laboratories, Inc., Class A(b)	234,179
1,978	Bio-Techne Corp.	201,261
10,232	Boston Scientific Corp.(b)	246,182
3,722	Bristol-Myers Squibb Co.	182,974
17,163	Brookdale Senior Living, Inc.(b)	256,930
9,618	Bruker Corp.	228,235
983	C.R. Bard, Inc.	233,295
2,919	Cardinal Health, Inc.	218,808
1,870	Celgene Corp.(b)	217,201
3,754	Centene Corp.(b)	237,516
4,393	Cerner Corp.(b)	235,948
2,863	Charles River Laboratories International, Inc.(b)	231,330
1,575	Cigna Corp.	230,297
1,250	Cooper Cos., Inc. (The)	230,763
2,718	Danaher Corp.	228,095
3,205	DaVita, Inc.(b)	204,319
3,613	DENTSPLY Sirona, Inc.	204,857
3,269	DexCom, Inc.(b)	258,741
2,360	Edwards Lifesciences Corp.(b)	227,126
3,131	Eli Lilly & Co.	241,181
13,595	Endo International PLC(b)	166,403
2,967	Envision Healthcare Corp.(b)	201,756
2,939	Express Scripts Holding Co.(b)	202,438
2,931	Gilead Sciences, Inc.	212,351
2,912	HCA Holdings, Inc.(b)	233,775
1,399	Henry Schein, Inc.(b)	223,644
3,832	Hill-Rom Holdings, Inc.	225,590
5,458	Hologic, Inc.(b)	221,213
1,089	Humana, Inc.	216,167
1,804	IDEXX Laboratories, Inc.(b)	220,683
1,782	Illumina, Inc.(b)	285,298
2,114	Incyte Corp.(b)	256,238
13,225	Inovalon Holdings, Inc., Class A(b)	152,749
2,002	Intercept Pharmaceuticals, Inc.(b)(c)	219,720
7,140	Intrexon Corp.(b)(c)	151,082
359	Intuitive Surgical, Inc.(b)	248,676
4,667	Ionis Pharmaceuticals, Inc.(b)	207,682
1,887	Johnson & Johnson	213,703
11,519	Juno Therapeutics, Inc.(b)	245,815

1,668	Laboratory Corp. of America Holdings(b)	$223,862
3,748	LifePoint Health, Inc.(b)	222,444
4,050	Mallinckrodt PLC(b)	197,357
1,449	McKesson Corp.	201,628
3,132	MEDNAX, Inc.(b)	214,072
2,908	Medtronic PLC	221,066
3,481	Merck & Co., Inc.	215,787
407	Mettler-Toledo International, Inc.(b)	173,638
5,821	Mylan NV(b)	221,489
5,103	Neurocrine Biosciences, Inc.(b)	218,970
19,402	OPKO Health, Inc.(b)(c)	168,603
7,918	Patheon NV(b)	227,167
5,260	Patterson Cos., Inc.	218,869
3,969	PerkinElmer, Inc.	211,111
2,574	Perrigo Co. PLC	196,010
6,719	Pfizer, Inc.	213,194
6,801	Premier, Inc., Class A(b)	216,680
7,209	Qiagen N.V.	208,917
2,342	Quest Diagnostics, Inc.	215,277
2,711	Quintiles IMS Holdings, Inc.(b)	212,786
570	Regeneron Pharmaceuticals, Inc.(b)	204,795
3,414	ResMed, Inc.	230,582
3,275	Seattle Genetics, Inc.(b)	197,286
1,827	Stryker Corp.	225,689
1,369	Teleflex, Inc.	229,622
14,008	Tenet Healthcare Corp.(b)	246,401
1,521	Thermo Fisher Scientific, Inc.	231,785
1,672	United Therapeutics Corp.(b)	273,589
1,380	UnitedHealth Group, Inc.	223,698
1,890	Universal Health Services, Inc., Class B	212,871
936	Varex Imaging Corp.(b)	26,910
2,340	Varian Medical Systems, Inc.(b)	181,701
3,283	VCA, Inc.(b)	297,440
4,969	Veeva Systems, Inc., Class A(b)	210,338
2,781	Vertex Pharmaceuticals, Inc.(b)	238,804
8,261	VWR Corp.(b)	214,043
1,228	Waters Corp.(b)	173,946
1,525	WellCare Health Plans, Inc.(b)	221,949
2,528	West Pharmaceutical Services, Inc.	213,945
2,016	Zimmer Biomet Holdings, Inc.	238,553
4,099	Zoetis, Inc.	225,199

		22,786,638

	Industrials - 12.2%
960	3M Co.	167,827
3,356	A.O. Smith Corp.	163,605
1,254	Acuity Brands, Inc.	259,866
4,248	AECOM(b)	156,879
2,825	AGCO Corp.	177,410
4,665	Air Lease Corp.	169,713
1,891	Alaska Air Group, Inc.	177,414
2,589	Allegion PLC	170,020
4,922	Allison Transmission Holdings, Inc.	172,172
377	AMERCO	142,005
3,429	American Airlines Group, Inc.	151,733
3,356	AMETEK, Inc.	171,492
7,814	Arconic, Inc.	178,081
6,932	Armstrong World Industries, Inc.(b)	276,933
3,239	Avis Budget Group, Inc.(b)	120,556
2,834	B/E Aerospace, Inc.	174,206
1,095	Boeing Co. (The)	178,945
4,371	BWX Technologies, Inc.	181,353
2,219	C.H. Robinson Worldwide, Inc.	168,777
1,504	Carlisle Cos., Inc.	164,101
1,791	Caterpillar, Inc.	171,327
4,803	Chicago Bridge & Iron Co. NV	159,508
1,412	Cintas Corp.	163,947
3,076	Clean Harbors, Inc.(b)	170,718
4,352	Colfax Corp.(b)	169,728
1,837	Copa Holdings SA, Class A (Panama)	179,089
3,084	Copart, Inc.(b)	174,986
11,754	Covanta Holding Corp.	189,239
2,235	Crane Co.	161,009

Schedule of Investments(a)

4,568	CSX Corp.	$211,910
1,208	Cummins, Inc.	177,588
1,652	Deere & Co.	176,847
3,287	Delta Air Lines, Inc.	155,278
3,825	Donaldson Co., Inc.	161,606
2,225	Dover Corp.	172,994
715	Dun & Bradstreet Corp. (The)	87,673
2,446	Eaton Corp. PLC	173,128
2,966	Emerson Electric Co.	173,986
748	Equifax, Inc.	87,725
3,089	Expeditors International of Washington, Inc.	160,875
6,353	Fastenal Co.	315,617
865	FedEx Corp.	163,580
3,290	Flowserve Corp.	161,736
2,982	Fluor Corp.	165,501
3,151	Fortive Corp.	174,282
2,316	Fortune Brands Home & Security, Inc.	127,681
974	General Dynamics Corp.	176,372
5,365	General Electric Co.	159,341
2,129	Genesee & Wyoming, Inc., Class A(b)	160,441
2,010	Graco, Inc.	180,076
4,103	HD Supply Holdings, Inc.(b)	173,557
2,092	HEICO Corp.	160,979
4,185	Herc Holdings, Inc.(b)	207,869
5,411	Hertz Global Holdings, Inc.(b)	113,469
5,821	Hexcel Corp.	298,908
1,460	Honeywell International, Inc.	172,747
1,460	Hubbell, Inc.	178,237
946	Huntington Ingalls Industries, Inc.	183,486
1,821	IDEX Corp.	164,181
1,351	Illinois Tool Works, Inc.	171,847
3,967	Ingersoll-Rand PLC	314,781
3,986	ITT, Inc.	162,908
1,714	J.B. Hunt Transport Services, Inc.	169,823
2,776	Jacobs Engineering Group, Inc.(b)	162,535
7,783	JetBlue Airways Corp.(b)	152,625
3,906	Johnson Controls International PLC	171,786
1,981	Kansas City Southern	170,188
3,015	KAR Auction Services, Inc.	137,333
9,695	KBR, Inc.	164,912
2,451	Kirby Corp.(b)	157,967
1,083	L3 Technologies, Inc.	171,861
1,936	Landstar System, Inc.	163,786
1,978	Lennox International, Inc.	310,170
2,134	Lincoln Electric Holdings, Inc.	177,912
663	Lockheed Martin Corp.	166,632
6,861	LSC Communications, Inc.	179,895
2,068	Macquarie Infrastructure Corp.	155,079
9,540	Manitowoc Foodservice, Inc.(b)	182,977
1,847	ManpowerGroup, Inc.	176,315
9,555	Masco Corp.	314,837
1,208	Middleby Corp. (The)(b)	162,089
1,826	MSC Industrial Direct Co., Inc., Class A	186,526
3,072	Nielsen Holdings PLC	125,676
1,593	Nordson Corp.	180,853
1,543	Norfolk Southern Corp.	181,241
714	Northrop Grumman Corp.	163,563
1,921	Old Dominion Freight Line, Inc.(b)	169,586
1,945	Orbital ATK, Inc.	169,118
2,428	Oshkosh Corp.	169,062
5,551	Owens Corning	306,693
2,522	PACCAR, Inc.	169,756
1,254	Parker-Hannifin Corp.	184,501
2,830	Pentair PLC (United Kingdom)	165,923
10,760	Pitney Bowes, Inc.	171,299
4,793	Quanta Services, Inc.(b)	172,021
1,161	Raytheon Co.	167,370
2,269	Regal Beloit Corp.	164,729
3,010	Republic Services, Inc.	172,714
3,519	Robert Half International, Inc.	165,604
1,228	Rockwell Automation, Inc.	181,732

1,810	Rockwell Collins, Inc.	$164,276
5,031	Rollins, Inc.	177,393
927	Roper Technologies, Inc.	177,845
9,770	RR Donnelley & Sons Co.	167,555
2,079	Ryder System, Inc.	161,330
970	Snap-on, Inc.	176,084
3,420	Southwest Airlines Co.	178,900
2,798	Spirit AeroSystems Holdings, Inc., Class A	168,020
2,879	Spirit Airlines, Inc.(b)	155,581
1,415	Stanley Black & Decker, Inc.	175,460
2,288	Stericycle, Inc.(b)	176,496
5,359	Terex Corp.	170,416
3,524	Textron, Inc.	166,932
7,921	Timken Co. (The)	351,692
3,009	Toro Co. (The)	177,320
686	TransDigm Group, Inc.	148,450
2,818	TransUnion(b)	88,852
6,025	Trinity Industries, Inc.	165,929
1,633	Union Pacific Corp.	174,045
2,267	United Continental Holdings, Inc.(b)	159,755
1,424	United Parcel Service, Inc., Class B	155,401
1,576	United Rentals, Inc.(b)	199,380
1,553	United Technologies Corp.	170,318
9,681	USG Corp.(b)	296,142
2,000	Valmont Industries, Inc.	288,000
2,064	Verisk Analytics, Inc.(b)	170,569
711	W.W. Grainger, Inc.	179,577
1,173	WABCO Holdings, Inc.(b)	127,892
2,035	Wabtec Corp.	176,312
2,431	Waste Management, Inc.	168,955
1,964	Watsco, Inc.	299,981
2,398	WESCO International, Inc.(b)	169,539
3,304	Xylem, Inc.	162,920

		23,753,851

	Information Technology - 13.7%
1,386	Accenture PLC, Class A	157,824
5,402	Activision Blizzard, Inc.	217,214
1,916	Adobe Systems, Inc.(b)	217,236
3,069	Akamai Technologies, Inc.(b)	210,503
386	Alliance Data Systems Corp.	88,155
256	Alphabet, Inc., Class C(b)	203,978
3,280	Amdocs Ltd.	192,569
2,911	Amphenol Corp., Class A	196,463
2,715	Analog Devices, Inc.	203,462
2,090	ANSYS, Inc.(b)	194,913
1,739	Apple, Inc.	211,028
6,157	Applied Materials, Inc.	210,877
2,108	Arista Networks, Inc.(b)	198,152
6,680	ARRIS International PLC(b)	190,914
2,775	Arrow Electronics, Inc.(b)	204,018
7,491	Atlassian Corp. PLC, Class A (Australia)(b)	206,976
2,446	Autodesk, Inc.(b)	198,958
1,731	Automatic Data Processing, Inc.	174,814
4,140	Avnet, Inc.	192,262
5,110	Black Knight Financial Services, Inc., Class A(b)	186,259
4,522	Booz Allen Hamilton Holding Corp.	152,934
1,113	Broadcom Ltd.	222,044
1,353	Broadridge Financial Solutions, Inc.	90,015
16,072	Brocade Communications Systems, Inc.	200,418
6,289	CA, Inc.	196,657
7,660	Cadence Design Systems, Inc.(b)	199,390
3,369	CDK Global, Inc.	210,731
3,716	CDW Corp.	191,411
6,620	Cisco Systems, Inc.	203,366
2,231	Citrix Systems, Inc.(b)	203,445
3,149	Cognex Corp.	212,746
3,558	Cognizant Technology Solutions Corp., Class A(b)	187,115
13,225	CommerceHub, Inc., Series C(b)	192,820
5,453	CommScope Holding Co., Inc.(b)	206,232
3,270	Computer Sciences Corp.	203,394

Schedule of Investments(a)

3,611	Conduent, Inc.(b)	$54,021
2,412	CoreLogic, Inc.(b)	85,071
8,093	Corning, Inc.	214,384
904	CoStar Group, Inc.(b)	182,698
7,416	Cree, Inc.(b)	204,533
6,082	CSRA, Inc.	188,664
17,399	Cypress Semiconductor Corp.	205,308
3,684	Dell Technologies, Inc., Class V(b)	232,055
4,245	Dolby Laboratories, Inc., Class A	203,378
1,818	DST Systems, Inc.	209,343
4,372	eBay, Inc.(b)	139,161
3,766	EchoStar Corp., Class A(b)	191,802
2,528	Electronic Arts, Inc.(b)	210,911
1,182	Euronet Worldwide, Inc.(b)	84,537
1,398	F5 Networks, Inc.(b)	187,374
1,666	Facebook, Inc., Class A(b)	217,113
1,165	Fidelity National Information Services, Inc.	92,524
14,532	FireEye, Inc.(b)(c)	196,909
6,050	First Data Corp., Class A(b)	92,807
9,024	First Solar, Inc.(b)(c)	281,459
844	Fiserv, Inc.(b)	90,671
16,758	Fitbit, Inc., Class A(b)(c)	100,716
574	FleetCor Technologies, Inc.(b)	84,659
4,640	FLIR Systems, Inc.	163,931
6,483	Fortinet, Inc.(b)	215,625
1,916	Gartner, Inc.(b)	190,374
7,096	Genpact Ltd.(b)	175,129
1,231	Global Payments, Inc.	95,132
5,411	GoDaddy, Inc., Class A(b)	193,335
3,683	Guidewire Software, Inc.(b)	192,731
1,879	Harris Corp.	192,992
8,125	Hewlett Packard Enterprise Co.	184,275
12,601	HP, Inc.	189,645
2,921	IAC/InterActiveCorp.(b)	200,994
5,556	Intel Corp.	204,572
1,244	International Business Machines Corp.	217,103
1,700	Intuit, Inc.	201,586
1,995	IPG Photonics Corp.(b)	229,405
9,198	Jabil Circuit, Inc.	220,568
988	Jack Henry & Associates, Inc.	88,703
6,999	Juniper Networks, Inc.	187,433
4,602	Keysight Technologies, Inc.(b)	170,596
2,572	KLA-Tencor Corp.	218,903
1,919	Lam Research Corp.	220,416
3,808	Leidos Holdings, Inc.	184,003
3,193	Linear Technology Corp.	201,574
3,829	Manhattan Associates, Inc.(b)	196,275
13,859	Marvell Technology Group Ltd. (Bermuda)	206,083
847	Mastercard, Inc., Class A	90,062
10,962	Match Group, Inc.(b)(c)	190,410
5,081	Maxim Integrated Products, Inc.	226,003
3,086	Microchip Technology, Inc.	207,842
9,709	Micron Technology, Inc.(b)	234,084
3,215	Microsoft Corp.	207,850
2,402	Motorola Solutions, Inc.	193,865
5,625	National Instruments Corp.	176,738
4,829	NCR Corp.(b)	207,744
5,469	NetApp, Inc.	209,572
12,717	Nuance Communications, Inc.(b)	201,692
7,248	Nutanix, Inc., Class A(b)(c)	219,397
2,160	NVIDIA Corp.	235,829
16,273	ON Semiconductor Corp.(b)	216,756
4,913	Oracle Corp.	197,060
1,532	Palo Alto Networks, Inc.(b)	226,062
9,483	Pandora Media, Inc.(b)(c)	123,279
2,833	Paychex, Inc.	170,802
2,234	PayPal Holdings, Inc.(b)	88,869
4,124	PTC, Inc.(b)	216,799
3,523	Qorvo, Inc.(b)	226,212
2,911	QUALCOMM, Inc.	155,535
2,531	Red Hat, Inc.(b)	192,052
7,348	Sabre Corp.	180,026

2,799	salesforce.com, inc.(b)	$221,401
2,510	ServiceNow, Inc.(b)	227,456
2,580	Skyworks Solutions, Inc.	236,689
3,505	Splunk, Inc.(b)	202,799
6,364	Square, Inc., Class A(b)	93,042
6,800	SS&C Technologies Holdings, Inc.	218,484
39,570	SunPower Corp.(b)(c)	262,745
8,019	Symantec Corp.	220,923
3,379	Synopsys, Inc.(b)	212,505
4,335	Tableau Software, Inc., Class A(b)	207,386
6,951	Teradata Corp.(b)	204,081
7,707	Teradyne, Inc.	218,725
2,771	Texas Instruments, Inc.	209,321
1,788	Total System Services, Inc.	90,616
5,800	Trimble, Inc.(b)	171,796
6,780	Twilio, Inc., Class A(b)	195,467
10,129	Twitter, Inc.(b)	178,473
1,388	Tyler Technologies, Inc.(b)	202,676
1,091	Ultimate Software Group, Inc. (The)(b)	211,283
1,543	Vantiv, Inc., Class A(b)	96,036
12,093	VeriFone Systems, Inc.(b)	219,730
2,419	VeriSign, Inc.(b)(c)	194,028
11,515	Versum Materials, Inc.(b)	321,844
1,119	Visa, Inc., Class A	92,552
2,478	VMware, Inc., Class A(b)	216,924
2,941	Western Digital Corp.	234,486
4,009	Western Union Co. (The)	78,496
755	WEX, Inc.(b)	86,319
2,817	Workday, Inc., Class A(b)	234,065
18,030	Xerox Corp.	124,948
3,554	Xilinx, Inc.	206,843
4,768	Yahoo!, Inc.(b)	210,126
5,511	Yelp, Inc., Class A(b)	230,250
2,057	Zebra Technologies Corp., Class A(b)	172,109
2,396	Zillow Group, Inc., Class C(b)	84,770
67,913	Zynga, Inc., Class A(b)	171,141

		26,575,849

	Materials - 9.5%
15,570	Advansix, Inc.(b)	399,993
2,087	Air Products & Chemicals, Inc.	291,679
3,428	Albemarle Corp.	317,570
9,718	Alcoa Corp.	354,221
4,174	AptarGroup, Inc.	304,577
2,668	Ashland Global Holdings, Inc.	317,572
2,355	Avery Dennison Corp.	171,962
11,472	Axalta Coating Systems Ltd.(b)	332,688
4,057	Ball Corp.	309,387
6,110	Bemis Co., Inc.	297,679
6,173	Berry Plastics Group, Inc.(b)	315,008
5,795	Cabot Corp.	320,869
3,768	Celanese Corp., Series A	318,019
10,056	CF Industries Holdings, Inc.	354,876
3,887	Compass Minerals International, Inc.(c)	324,953
5,783	Crown Holdings, Inc.(b)	313,265
7,506	Domtar Corp.	327,937
5,391	Dow Chemical Co. (The)	321,465
4,169	E.I. du Pont de Nemours & Co.	314,760
3,058	Eagle Materials, Inc.	319,806
4,041	Eastman Chemical Co.	313,178
2,639	Ecolab, Inc.	317,023
5,303	FMC Corp.	319,028
19,769	Freeport-McMoRan, Inc.(b)	329,154
23,556	Graphic Packaging Holding Co.	294,686
15,338	Huntsman Corp.	312,742
2,492	International Flavors & Fragrances, Inc.	292,087
5,785	International Paper Co.	327,431
3,522	LyondellBasell Industries NV, Class A	328,497
1,355	Martin Marietta Materials, Inc.	311,108
2,975	Monsanto Co.	322,222
9,906	Mosaic Co. (The)	310,751
742	NewMarket Corp.	319,928
9,491	Newmont Mining Corp.	344,333

Schedule of Investments(a)

4,768	Nucor Corp.	$276,973
16,811	Owens-Illinois, Inc.(b)	317,728
3,559	Packaging Corp. of America	328,069
30,125	Platform Specialty Products Corp.(b)	365,718
3,132	PPG Industries, Inc.	313,231
2,516	Praxair, Inc.	297,995
3,678	Reliance Steel & Aluminum Co.	292,953
4,648	Royal Gold, Inc.	335,446
5,688	RPM International, Inc.	297,255
3,244	Scotts Miracle-Gro Co. (The)	298,351
6,467	Sealed Air Corp.	313,650
1,179	Sherwin-Williams Co. (The)	358,192
6,061	Silgan Holdings, Inc.	354,629
5,768	Sonoco Products Co.	316,952
8,900	Southern Copper Corp. (Peru)	341,404
8,401	Steel Dynamics, Inc.	284,038
32,545	Tahoe Resources, Inc.	297,461
8,632	United States Steel Corp.	282,353
3,044	Valspar Corp. (The)	336,879
14,744	Valvoline, Inc.(c)	341,324
2,420	Vulcan Materials Co.	310,559
4,504	W.R. Grace & Co.	312,307
5,451	Westlake Chemical Corp.	337,471
5,936	WestRock Co.	316,745

		18,398,137

	Real Estate - 3.9%
810	Alexandria Real Estate Equities, Inc. REIT	89,764
1,857	American Campus Communities, Inc. REIT	90,287
4,170	American Homes 4 Rent, Class A REIT	92,908
858	American Tower Corp. REIT	88,803
2,093	Apartment Investment & Management Co., Class A REIT	92,238
4,486	Apple Hospitality REIT, Inc. REIT	89,810
528	AvalonBay Communities, Inc. REIT	91,508
689	Boston Properties, Inc. REIT	90,190
5,584	Brandywine Realty Trust REIT	89,902
3,615	Brixmor Property Group, Inc. REIT	87,230
1,113	Camden Property Trust REIT	93,013
3,498	Care Capital Properties, Inc. REIT	86,436
2,695	CBRE Group, Inc., Class A(b)	81,820
12,133	Colony Northstar, Inc., Class A REIT	168,891
4,112	Columbia Property Trust, Inc. REIT	91,492
3,477	Communications Sales & Leasing, Inc. REIT	91,376
3,563	CoreCivic, Inc. REIT	103,470
2,961	Corporate Office Properties Trust REIT	94,219
1,027	Crown Castle International Corp. REIT	90,201
3,427	CubeSmart REIT	86,120
2,007	CyrusOne, Inc. REIT	96,657
1,866	DCT Industrial Trust, Inc. REIT	83,392
5,721	DDR Corp. REIT	86,845
947	Digital Realty Trust, Inc. REIT	101,926
2,297	Douglas Emmett, Inc. REIT	86,918
3,336	Duke Realty Corp. REIT	81,165
4,326	Empire State Realty Trust, Inc., Class A REIT	88,640
1,245	EPR Properties REIT	92,093
259	Equinix, Inc. REIT	99,710
3,048	Equity Commonwealth REIT(b)	94,000
1,260	Equity LifeStyle Properties, Inc. REIT	93,164
2,931	Equity One, Inc. REIT	91,418
1,407	Equity Residential REIT	85,503
407	Essex Property Trust, Inc. REIT	91,290
1,172	Extra Space Storage, Inc. REIT	84,443
617	Federal Realty Investment Trust REIT	86,645
4,201	Forest City Realty Trust, Inc., Class A REIT	95,111
2,848	Gaming and Leisure Properties, Inc. REIT	90,082
3,376	GGP, Inc. REIT	83,860
2,946	HCP, Inc. REIT	89,323
3,016	Healthcare Trust of America, Inc., Class A REIT	87,675

1,796	Highwoods Properties, Inc. REIT	$92,332
2,878	Hospitality Properties Trust REIT	89,592
4,616	Host Hotels & Resorts, Inc. REIT	83,411
742	Howard Hughes Corp. (The)(b)	79,105
2,550	Iron Mountain, Inc. REIT	91,290
836	Jones Lang LaSalle, Inc.	86,133
1,160	Kilroy Realty Corp. REIT	86,826
3,401	Kimco Realty Corp. REIT	84,651
1,310	Lamar Advertising Co., Class A REIT	98,931
2,176	Liberty Property Trust REIT	83,537
1,040	Life Storage, Inc. REIT	84,708
1,246	Macerich Co. (The) REIT	85,588
953	Mid-America Apartment Communities, Inc. REIT	90,487
2,033	National Retail Properties, Inc. REIT	88,639
2,878	OMEGA Healthcare Investors, Inc. REIT	92,297
3,564	Outfront Media, Inc. REIT	97,761
5,342	Paramount Group, Inc. REIT	89,158
988	Park Hotels & Resorts, Inc. REIT	26,814
4,283	Piedmont Office Realty Trust, Inc., Class A REIT	93,027
1,688	Prologis, Inc. REIT	82,459
406	Public Storage REIT	87,290
5,630	Quality Care Properties, Inc. REIT(b)	103,930
3,129	Rayonier, Inc. REIT	87,268
3,370	Realogy Holdings Corp.	87,317
1,585	Realty Income Corp. REIT	94,514
1,302	Regency Centers Corp. REIT	90,788
5,724	Retail Properties of America, Inc., Class A REIT	85,688
4,802	Senior Housing Properties Trust REIT	91,478
475	Simon Property Group, Inc. REIT	87,291
806	SL Green Realty Corp. REIT	87,830
8,167	Spirit Realty Capital, Inc. REIT	85,917
3,536	STORE Capital Corp. REIT	83,662
1,186	Sun Communities, Inc. REIT	93,409
2,478	Tanger Factory Outlet Centers, Inc. REIT	84,723
1,172	Taubman Centers, Inc. REIT	83,024
2,577	UDR, Inc. REIT	90,066
1,415	Ventas, Inc. REIT	87,263
10,375	VEREIT, Inc. REIT	88,499
855	Vornado Realty Trust REIT	90,895
2,458	Weingarten Realty Investors REIT	87,579
1,355	Welltower, Inc. REIT	89,836
2,700	Weyerhaeuser Co. REIT	84,591
1,493	WP Carey, Inc. REIT	92,476

		7,531,618

	Telecommunication Services - 2.4%
10,863	AT&T, Inc.	457,984
18,185	CenturyLink, Inc.	470,264
117,110	Frontier Communications Corp.(c)	408,714
7,798	Level 3 Communications, Inc.(b)	463,669
2,013	SBA Communications Corp., Class A REIT(b)	211,889
50,672	Sprint Corp.(b)	467,703
14,685	Telephone & Data Systems, Inc.	450,095
7,579	T-Mobile US, Inc.(b)	471,944
10,526	United States Cellular Corp.(b)	469,354
8,519	Verizon Communications, Inc.	417,516
12,676	Zayo Group Holdings, Inc.(b)	405,125

		4,694,257

	Utilities - 9.2%
36,059	AES Corp. (The)	412,515
11,673	Alliant Energy Corp.	439,488
8,470	Ameren Corp.	445,945
7,047	American Electric Power Co., Inc.	451,431
5,890	American Water Works Co., Inc.	432,562
14,581	Aqua America, Inc.	443,408
5,875	Atmos Energy Corp.	447,558
11,826	Avangrid, Inc.	458,849
37,622	Calpine Corp.(b)	443,940
17,596	CenterPoint Energy, Inc.	461,191

Schedule of Investments(a)

10,449	CMS Energy Corp.	$445,127
6,022	Consolidated Edison, Inc.	447,736
5,768	Dominion Resources, Inc.	439,983
4,496	DTE Energy Co.	443,485
5,787	Duke Energy Corp.	454,511
6,150	Edison International	448,212
6,072	Entergy Corp.	434,998
8,000	Eversource Energy	442,560
12,572	Exelon Corp.	451,083
13,982	FirstEnergy Corp.	423,934
16,167	Great Plains Energy, Inc.	445,401
13,256	Hawaiian Electric Industries, Inc.	443,811
14,897	MDU Resources Group, Inc.	437,227
7,535	National Fuel Gas Co.	423,090
3,767	NextEra Energy, Inc.	466,053
19,733	NiSource, Inc.	441,427
34,070	NRG Energy, Inc.	563,518
12,955	OGE Energy Corp.	434,511
7,391	PG&E Corp.	457,429
5,641	Pinnacle West Capital Corp.	437,911
12,826	PPL Corp.	446,858
10,272	Public Service Enterprise Group, Inc.	454,536
5,909	SCANA Corp.	405,948
4,356	Sempra Energy	446,011
8,972	Southern Co. (The)	443,486
9,826	UGI Corp.	455,632
8,545	Vectren Corp.	469,035
7,671	WEC Energy Group, Inc.	452,973
7,678	Westar Energy, Inc.	419,910
11,007	Xcel Energy, Inc.	454,809

		17,868,092

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $187,826,355) - 100.0%	194,176,220

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.6%
3,131,670	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(e)(f) (Cost $3,131,670)	3,131,670

	Total Investments (Cost $190,958,025)(g) - 101.6%	197,307,890
	Other assets less liabilities - (1.6)%	(3,082,707)

	Net Assets - 100.0%	$194,225,183

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2017	Dividend Income
Invesco Ltd.	$49,270	$33,725	$(4,483)	$(1,147)	$574	$77,939	$512

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $192,928,659. The net unrealized appreciation was $4,379,231, which consisted of aggregate gross unrealized appreciation of $12,067,306 and aggregate gross unrealized depreciation of $7,688,075.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

January 31, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests - 88.8%(a)(b)
	Advertising - 2.0%
$64,337,054	Acosta, Inc., Term Loan B1	4.289%	09/26/2021	$62,374,774
59,325,631	Getty Images, Inc., Term Loan	4.498	10/18/2019	51,496,725
60,539,924	Karman Buyer Corp., Term Loan	4.250	07/25/2021	60,322,283

				174,193,782

	Aerospace/Defense - 1.7%
49,910,869	BE Aerospace, Inc., Term Loan	3.940	12/16/2021	50,204,095
91,727,675	TransDigm, Inc., Term Loan F	3.778	06/09/2023	91,654,752

				141,858,847

	Airlines - 0.6%
47,843,887	American Airlines, Inc., Term Loan	3.276	06/27/2020	48,168,986

	Auto Manufacturers - 0.5%
42,891,400	FCA US LLC, Term Loan	3.528	05/24/2017	42,960,669

	Auto Parts & Equipment - 0.7%
1,159,156	Allison Transmission, Inc., Extended Term Loan	3.276	09/23/2022	1,172,133
58,499,941	Federal-Mogul Holdings Corp., Term Loan C	4.750	04/15/2021	58,182,871

				59,355,004

	Beverages - 1.3%
	Keurig Green Mountain, Inc.
85,354,696	Term Loan A	2.563	03/03/2021	85,354,696
27,082,951	Term Loan B	5.313	03/03/2023	27,534,289

				112,888,985

	Building Materials - 0.8%
69,874,590	Quikrete Holdings, Inc., Term Loan	4.017	11/15/2023	70,825,932

	Chemicals - 0.4%
35,149,525	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1	3.498	02/01/2023	35,602,954

	Commercial Services - 3.6%
102,804,682	Pharmaceutical Product Development, Inc., Term Loan	4.250	08/18/2022	103,538,707
83,493,475	Prime Security Services Borrower LLC, Term Loan B1	4.250	05/02/2022	84,498,319
64,262,772	Trans Union LLC, Term Loan B2	3.589	04/09/2021	64,664,736
65,821,760	Weight Watchers International, Inc., Term Loan B2	4.190	04/02/2020	58,792,654

				311,494,416

	Computers - 2.8%
	Western Digital Corp.
114,178,585	Term Loan A	2.776	04/29/2021	114,511,416
123,597,331	Term Loan B1	4.526	04/29/2023	124,956,901

				239,468,317

	Distribution/Wholesale - 1.1%
29,302,372	American Builders & Contractors Supply Co., Inc., Term Loan	3.526	10/31/2023	29,600,670
64,971,440	Univar, Inc., Term Loan B2	3.519	07/01/2022	64,956,171

				94,556,841

	Electric - 4.1%
61,750,000	Dynegy, Inc., Term Loan C	5.000	06/27/2023	62,290,313
155,210,689	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	06/30/2017	156,294,059
44,369,793	NRG Energy, Inc., Term Loan	3.089	06/30/2023	44,595,414
	Vistra Operations Co. LLC
72,047,160	Term Loan B	5.000	08/04/2023	72,452,785
16,431,808	Term Loan C	5.000	08/04/2023	16,524,319

				352,156,890

	Entertainment - 4.9%
104,629,221	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	5.068	07/30/2021	105,355,871
58,347,785	Amaya (US) Co-Borrower LLC, Term Loan B (Canada)	5.000	08/01/2021	58,748,926
40,297,599	Lions Gate Entertainment Corp., Term Loan B	3.766	12/08/2023	40,625,017
	Scientific Games International, Inc.

Schedule of Investments

$90,913,934	Term Loan	6.000%	10/18/2020	$91,863,530
45,347,117	Term Loan B2	5.870	10/01/2021	45,767,712
73,369,543	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/2021	73,846,445

				416,207,501

	Food - 2.1%
	Albertson’s LLC
83,031,630	Term Loan B4	3.778	08/25/2021	83,554,729
26,236,476	Term Loan B6	4.061	06/22/2023	26,439,809
69,363,419	US Foods, Inc., Term Loan	3.778	06/27/2023	69,970,349

				179,964,887

	Food Service - 0.8%
66,563,199	Aramark Corp., Term Loan F	3.498	02/24/2021	67,252,793

	Healthcare-Products - 1.0%
23,755,400	Kinetic Concepts, Inc., Term Loan F1	5.000	11/04/2020	23,824,171
65,114,991	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/2021	64,789,416

				88,613,587

	Healthcare-Services - 5.2%
91,458,345	CHS/Community Health Systems, Inc., Term Loan H	4.000	01/27/2021	86,742,295
107,964,559	DaVita HealthCare Partners, Inc., Term Loan B	3.520	06/24/2021	109,489,559
113,630,394	Envision Healthcare Corp., Term Loan	4.000	12/01/2023	115,121,793
105,955,660	MPH Acquisition Holdings LLC, Term Loan B	5.000	06/07/2023	107,644,593
26,796,854	U.S. Renal Care, Inc., Term Loan	5.250	12/30/2022	25,343,125

				444,341,365

	Holding Companies - Diversified - 0.9%
73,017,354	Travelport LLC, Term Loan C (Luxembourg)	4.250	09/02/2021	73,777,830

	Household Products/Wares - 3.0%
	Dell International LLC
122,746,250	Term Loan A2	3.030	09/07/2021	123,030,407
129,431,750	Term Loan B	4.030	09/07/2023	130,305,415

				253,335,822

	Insurance - 2.6%
	Asurion LLC
63,770,440	Term Loan	8.500	03/03/2021	64,800,014
11,094,146	Term Loan B2	4.028	07/08/2020	11,209,692
67,184,018	Term Loan B4	4.250	08/04/2022	68,010,045
20,898,482	Term Loan B5	4.750	11/03/2023	21,148,846
57,974,176	HUB International Ltd., Term Loan	4.000	10/02/2020	58,273,032

				223,441,629

	Investment Companies - 1.3%
110,178,492	RPI Finance Trust, Term Loan B5	3.498	10/14/2022	111,280,277

	Lodging - 4.7%
77,179,897	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/2020	78,082,516
	Harrah’s Operating Co., Inc.(c)
78,897,888	Term Loan B6	1.500	03/01/2017	89,623,267
55,672,948	Term Loan B7	1.500	03/01/2017	66,668,356
	Hilton Worldwide Finance LLC
5,230,112	Term Loan	3.500	10/26/2020	5,294,207
93,106,404	Series B-2 Term Loan	3.222	10/25/2023	94,148,730
67,584,874	Las Vegas Sands, LLC, Term Loan B	3.089	12/19/2020	67,981,935

				401,799,011

	Machinery - Construction & Mining - 0.8%
68,662,089	Cortes NP Acquisition Corp., Term Loan	6.029	11/30/2023	69,177,054

	Machinery - Diversified - 1.1%
44,901,150	Gardner Denver, Inc., Term Loan	4.560	07/30/2020	44,476,386
19,037,728	Rexnord LLC, Term Loan B	3.770	08/21/2023	19,184,984
29,605,525	Zebra Technologies Corp., Term Loan	3.446	10/27/2021	29,910,018

				93,571,388

	Media - 7.8%
87,500,154	Charter Communications Operating LLC, Term Loan I1	3.026	01/15/2024	87,907,030
76,956,644	CSC Holdings LLC, Extended Term Loan	3.767	10/09/2024	77,758,148
51,691,918	Cumulus Media Holdings, Inc., Term Loan	4.250	12/23/2020	34,209,970
127,674,940	iHeartCommunications, Inc., Term Loan D	7.528	01/30/2019	106,409,402

Schedule of Investments

$1,822,255	Mission Broadcasting, Inc., Term Loan B	3.767%	09/26/2023	$1,848,449
19,777,745	Nexstar Broadcasting, Inc., Term Loan B	3.767	09/26/2023	20,062,050
37,018,314	Nielsen Finance LLC, Term Loan B3	3.266	10/04/2023	37,345,186
36,888,373	Numericable-SFR S.A., Term Loan B10 (France)	4.289	01/14/2025	37,249,695
71,682,765	Tribune Media Co., Term Loan C	3.778	01/27/2024	72,325,043
42,215,125	Univision Communications, Inc., Term Loan	4.000	03/01/2020	42,385,041
104,428,193	Virgin Media Investment Holdings Ltd., Term Loan I	3.517	01/31/2025	105,195,218
43,925,943	WideOpenWest Finance LLC, Term Loan B	4.500	08/19/2023	44,203,554

				666,898,786

	Mining - 0.7%
59,251,763	Fortescue Metals Group Ltd., Term Loan (Australia)	3.750	06/30/2019	59,713,038

	Miscellaneous Manufacturing - 0.9%
78,824,629	Gates Global LLC, Term Loan	4.250	07/05/2021	78,704,027

	Oil & Gas - 1.3%
54,395,524	Drillships Financing Holding, Inc., Term Loan B1 (Cyprus)	6.063	03/31/2021	42,337,940
95,732,523	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/2021	71,061,295

				113,399,235

	Packaging & Containers - 1.5%
57,546,715	Berry Plastics Corp., Term Loan I	3.291	10/01/2022	58,009,103
66,945,422	Reynolds Group Holdings, Inc., Term Loan	4.250	02/05/2023	67,244,669

				125,253,772

	Pharmaceuticals - 4.7%
89,186,979	Endo Pharmaceuticals Holdings, Inc., Term Loan B (Luxembourg)	3.813	09/25/2022	89,063,455
104,134,961	Grifols Worldwide Operations USA, Inc., Term Loan B	3.089	01/31/2025	104,838,393
	Valeant Pharmaceuticals International, Inc.
83,470,709	Series E-1 Term Loan B	5.270	08/05/2020	83,795,410
125,863,845	Series F-1 Term Loan B	5.500	04/01/2022	126,564,278

				404,261,536

	Real Estate - 0.9%
78,651,566	Cushman & Wakefield, Term Loan	4.250	11/04/2021	79,235,554

	REITs - 1.4%
64,874,345	Communications Sales & Leasing, Inc., Term Loan	4.500	10/24/2022	65,782,586
52,895,415	MGM Growth Properties Operating Partnership LP, Term Loan B	3.528	04/25/2023	53,433,890

				119,216,476

	Retail - 9.1%
96,901,574	Bass Pro Group LLC, Term Loan	5.970	12/16/2023	94,138,425
70,372,562	Harbor Freight Tools USA, Inc., Term Loan	3.778	08/19/2023	70,875,374
64,621,173	Michaels Stores, Inc., Term Loan B1	3.750	01/28/2023	64,407,923
89,446,508	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/2020	74,378,349
148,969,230	New Red Finance, Inc., Term Loan B2 (Canada)	3.750	12/10/2021	150,552,028
81,806,892	Petco Animal Supplies, Inc., Term Loan	4.250	01/26/2023	80,828,072
135,258,960	PetSmart, Inc., Term Loan B2	4.000	03/11/2022	134,244,518
49,937,343	Pizza Hut Holdings LLC, Term Loan B	3.518	06/16/2023	50,756,815
62,397,364	Serta Simmons Bedding LLC, Term Loan	4.500	11/08/2023	62,425,443

				782,606,947

	Semiconductors - 0.9%
76,418,569	ON Semiconductor Corp., Term Loan	4.028	03/31/2023	77,413,921

	Software - 5.8%
87,140,893	BMC Software Finance, Inc., Term Loan	5.000	09/10/2020	87,045,910
	First Data Corp.
89,953,478	Term Loan	3.775	03/24/2021	90,614,186
50,639,706	Term Loan	3.775	07/10/2022	51,061,788
	Infor US, Inc.
4,129,860	Term Loan B3	3.750	06/03/2020	4,137,169
71,553,010	Term Loan B5	3.750	06/03/2020	71,675,724
69,193,233	Kronos, Inc., Term Loan	5.000	11/01/2023	70,065,414
60,500,000	Rackspace Hosting, Inc., Term Loan B	4.500	11/03/2023	61,164,592
64,749,225	Veritas US, Inc., Term Loan B1	6.625	01/27/2023	61,613,096

				497,377,879

	Telecommunications - 5.8%
62,286,281	Avaya, Inc., Term Loan B7(c)	6.250	05/29/2020	51,818,760
96,170,397	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/2019	94,860,557
	Level 3 Communications, Inc.

Schedule of Investments

$40,000,000	Term Loan B	4.000%	01/15/2020	$40,560,000
72,130,000	Term Loan B2	3.513	05/31/2022	72,903,955
57,972,011	LTS Buyer LLC, Term Loan B	4.248	04/13/2020	58,479,266
44,721,755	Telesat LLC, Term Loan B3	4.780	11/17/2023	44,833,559
65,750,000	UPC Financing Partnership, Term Loan	3.767	08/31/2024	65,960,729
	Zayo Group LLC
47,348,098	Term Loan	3.500	01/19/2024	47,821,579
17,977,879	Term Loan B2	3.500	01/19/2024	18,157,658

				495,396,063

	Total Variable Rate Senior Loan Interests (Cost $7,582,634,710)			7,605,772,001

	Corporate Bonds - 2.6%
	Computers - 0.3%
24,793,000	Dell International LLC(d)	5.450	06/15/2023	26,666,880

	Media - 1.1%
37,174,000	iHeartCommunications, Inc.	9.000	12/15/2019	31,249,394
5,802,000	Univision Communications, Inc.(d)	6.750	09/15/2022	6,106,605
57,098,000	Univision Communications, Inc.(d)	5.125	05/15/2023	56,919,283

				94,275,282

	Packaging & Containers - 0.4%
29,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/2020	30,409,485
5,000,000	Reynolds Group Holdings, Inc. (New Zealand)(d)(e)	4.523	07/15/2021	5,156,250

				35,565,735

	Software - 0.7%
9,899,000	First Data Corp.(d)	6.750	11/01/2020	10,233,091
51,000,000	First Data Corp.(d)	5.000	01/15/2024	51,860,880

				62,093,971

	Telecommunications - 0.1%
2,986,000	Avaya, Inc.(c)(d)	7.000	04/01/2019	2,485,845

	Total Corporate Bonds (Cost $226,460,279)			221,087,713

Number of Shares
	Money Market Fund - 8.5%
730,326,499	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(f)
	(Cost $730,326,499)			730,326,499

	Total Investments
	(Cost $8,539,421,488)(g) - 99.9%			8,557,186,213
	Other assets less liabilities - 0.1%			5,978,533

	Net Assets - 100.0%			$8,563,164,746

Investment Abbreviations:

DIP - Debtor-in-Possession

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $159,428,834, which represented 1.86% of the Fund’s Net Assets.
(e)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2017.

Schedule of Investments

(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(g)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $17,764,725, which consisted of aggregate gross unrealized appreciation of $71,539,358 and aggregate gross unrealized depreciation of $53,774,633.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity
	Interests - 100.1%
	Australia - 5.0%
44,258	Adelaide Brighton Ltd.	$172,024
14,616	Amcor Ltd.	158,669
25,312	APA Group	161,795
4,573	ASX Ltd.	173,198
52,904	Aurizon Holdings Ltd.	201,212
135,970	AusNet Services	163,090
18,981	Brambles Ltd.	150,002
6,989	Caltex Australia Ltd.	151,743
7,852	CIMIC Group Ltd.	204,457
23,919	Coca-Cola Amatil Ltd.	177,042
24,071	Dexus Property Group REIT	164,096
88,923	DUET Group	189,016
36,236	DuluxGroup Ltd.	166,977
6,439	Flight Centre Travel Group Ltd.	146,352
30,812	Goodman Group REIT	161,865
43,876	GPT Group (The) REIT	155,884
43,472	Harvey Norman Holdings Ltd.	165,009
76,437	Healthscope Ltd.	127,079
81,670	Incitec Pivot Ltd.	238,699
42,212	Macquarie Atlas Roads Group	160,867
9,901	Magellan Financial Group Ltd.	176,634
86,941	Medibank Private Ltd.	178,203
100,813	Mirvac Group REIT	155,360
10,542	Newcrest Mining Ltd.	172,304
75,448	Orora Ltd.	163,238
36,606	OZ Minerals Ltd.	249,549
2,864	Ramsay Health Care Ltd.	145,237
3,952	REA Group Ltd.	157,688
47,056	Scentre Group REIT	157,179
299,829	Seven West Media Ltd.	184,368
101,241	Shopping Centres Australasia Property Group REIT	166,780
10,166	Sonic Healthcare Ltd.	160,679
40,212	Star Entertainment Group Ltd. (The)	145,613
47,895	Stockland REIT	158,164
18,400	Suncorp Group Ltd.	182,008
32,125	Sydney Airport	142,668
47,064	Tabcorp Holdings Ltd.	169,354
61,382	Tatts Group Ltd.	202,236
44,054	Telstra Corp. Ltd.	167,218
19,184	TPG Telecom Ltd.	94,226
20,258	Transurban Group	156,864
20,834	Treasury Wine Estates Ltd.	183,942
70,655	Vicinity Centres REIT	153,404
30,411	Vocus Group Ltd.	93,269
5,586	Wesfarmers Ltd.	170,727
22,883	Westfield Corp. REIT	152,697

		7,628,685

	Austria - 0.4%
30,821	Telekom Austria AG, Class A	190,124
8,947	Vienna Insurance Group AG Wiener
	Versicherung Gruppe	217,698

5,318	voestalpine AG	$225,289

		633,111

	Belgium - 1.3%
1,472	Ackermans & van Haaren NV	200,599
5,093	Ageas	217,849
6,918	bpost SA	167,244
3,211	Colruyt SA	157,127
2,976	KBC Groep NV	193,034
5,804	Proximus SADP	166,626
1,260	Sofina SA	171,027
1,604	Solvay SA	187,819
3,751	Telenet Group Holding NV(a)	201,145
2,146	UCB SA	147,778
2,988	Umicore SA	167,269

		1,977,517

	Canada - 4.3%
3,523	Agnico Eagle Mines Ltd.	167,726
1,818	Agrium, Inc.	186,883
3,407	Alimentation Couche-Tard, Inc., Class B	155,775
2,651	Bank of Montreal	200,144
3,762	BCE, Inc.	169,265
5,187	Brookfield Asset Management, Inc., Class A	179,033
2,212	Canadian Imperial Bank of Commerce	188,005
2,739	Canadian National Railway Co.	190,002
1,708	Canadian Tire Corp. Ltd., Class A	181,300
6,134	Canadian Utilities Ltd., Class A	174,269
3,613	CGI Group, Inc., Class A(a)	173,396
8,982	CI Financial Corp.	187,390
405	Constellation Software, Inc.	182,574
4,463	Enbridge, Inc.	189,645
310	Fairfax Financial Holdings Ltd.	144,568
5,587	Fortis, Inc.	179,298
2,527	Franco-Nevada Corp.	164,054
2,043	George Weston Ltd.	173,908
7,363	Great-West Lifeco, Inc.(b)	201,392
5,817	Imperial Oil Ltd.	190,873
2,422	Intact Financial Corp.	176,502
8,086	Inter Pipeline Ltd.	175,023
3,234	Loblaw Cos. Ltd.	169,644
4,358	Magna International, Inc.	188,159
12,891	Manulife Financial Corp.	246,696
5,178	Metro, Inc.	156,998
5,845	Pembina Pipeline Corp.	180,988
8,320	Power Corp. of Canada	194,830
7,631	Power Financial Corp.	197,894
8,310	RioCan Real Estate Investment Trust REIT	165,786
4,106	Rogers Communications, Inc., Class B	177,782
5,299	Saputo, Inc.	194,727
5,571	Sun Life Financial, Inc.	219,464
5,337	TELUS Corp.	177,825
3,943	Toronto-Dominion Bank (The)	203,872
2,294	Waste Connections, Inc.	183,626

		6,589,316

	China - 0.5%
15,224	AAC Technologies Holdings, Inc.	156,961
159,960	Semiconductor Manufacturing International Corp.(a)	220,582
246,835	Uni-President China Holdings Ltd.	188,959
266,864	Want Want China Holdings Ltd.	191,223

		757,725

	Denmark - 1.1%
2,902	Chr. Hansen Holding A/S	177,111
2,344	Coloplast A/S, Class B	167,852
6,001	Danske Bank A/S	199,952
3,557	DSV A/S	172,841

Schedule of Investments

4,302	ISS A/S	$152,969
3,646	Jyske Bank A/S	187,550
1,417	Pandora A/S	185,624
8,823	Tryg A/S	168,593
2,129	Vestas Wind Systems A/S	148,991
8,427	William Demant Holding A/S(a)	157,720

		1,719,203

	Finland - 1.0%
5,000	Elisa Oyj	168,751
4,000	Kesko Oyj, Class B	202,523
3,502	Kone Oyj, Class B	158,575
4,164	Neste Oyj	145,171
4,871	Nokian Renkaat Oyj	182,769
4,650	Orion Oyj, Class B	216,689
4,100	Sampo Oyj, Class A	190,085
4,275	Wartsila Oyj Abp	214,599

		1,479,162

	France - 6.0%
4,666	Accor SA	189,121
1,693	Aeroports de Paris	187,902
1,640	Air Liquide SA	177,235
6,653	Alstom SA(a)	188,735
1,766	Atos SE	187,970
1,142	bioMerieux	180,557
48,735	Bollore SA	194,819
5,551	Bouygues SA	201,895
8,210	Bureau Veritas SA	160,770
1,807	Capgemini SA	147,184
1,019	Christian Dior SE	218,870
4,011	Cie de Saint-Gobain	197,228
1,658	Cie Generale des Etablissements Michelin	178,069
10,939	CNP Assurances	205,522
2,315	Danone SA	145,081
2,078	Dassault Systemes SE	160,971
2,251	Eiffage SA	161,966
1,378	Essilor International SA	161,430
2,133	Euler Hermes Group	192,686
2,901	Eurazeo SA	178,639
9,056	Eutelsat Communications SA	154,387
1,887	Fonciere des Regions REIT	157,127
1,123	Gecina SA REIT	144,786
16,005	Groupe Eurotunnel SE	148,872
418	Hermes International	181,800
853	Iliad SA	182,478
2,486	Imerys SA	199,643
1,638	Ingenico Group SA	138,181
2,696	Ipsen SA	208,903
5,120	JCDecaux SA	163,727
7,219	Lagardere SCA	181,074
934	L’Oreal SA	169,928
1,037	LVMH Moet Hennessy Louis Vuitton SE	209,120
11,527	Orange SA	178,450
2,029	Orpea	165,333
2,374	Publicis Groupe SA	163,068
1,989	Remy Cointreau SA	180,752
2,519	Safran SA	170,687
2,285	Sanofi	183,946
2,481	Sartorius Stedim Biotech	150,148
5,986	SCOR SE	202,838
1,206	Societe BIC SA	157,767
1,524	Sodexo SA	168,569
11,538	Suez	174,942
1,704	Teleperformance	182,512
2,034	Thales SA	190,755
3,694	Total SA	186,272
635	Unibail-Rodamco SE REIT	146,136

3,387	Valeo SA	$206,882
8,168	Veolia Environnement SA	138,984
2,319	Vinci SA	162,649
9,078	Vivendi SA	166,191

		9,133,557

	Germany - 4.9%
1,065	adidas AG	167,635
1,183	Allianz SE	200,464
3,459	Axel Springer SE	182,122
2,165	BASF SE	208,515
1,647	Bayer AG	182,085
1,875	Beiersdorf AG	166,036
3,236	Brenntag AG	187,937
2,072	Deutsche Boerse AG(a)	190,870
15,107	Deutsche Lufthansa AG	201,383
5,561	Deutsche Post AG	186,033
10,538	Deutsche Telekom AG	184,037
4,692	Deutsche Wohnen AG-BR	152,829
5,233	Evonik Industries AG	169,546
2,253	Fielmann AG	157,387
3,154	Fraport AG Frankfurt Airport Services Worldwide	188,355
1,976	Fresenius Medical Care AG & Co. KGaA	160,779
2,395	Fresenius SE & Co. KGaA	188,763
1,307	FUCHS PETROLUB SE	55,200
2,664	FUCHS PETROLUB SE (Preference Shares)	121,752
3,279	GEA Group AG	135,508
1,710	Hannover Rueck SE	187,849
579	Henkel AG & Co. KGaA	60,971
850	Henkel AG & Co. KGaA (Preference Shares)	103,526
1,315	HOCHTIEF AG	186,806
2,883	HUGO BOSS AG	184,759
8,456	K+S AG	214,204
3,102	KION Group AG	188,736
1,828	LEG Immobilien AG	143,541
1,035	Linde AG	168,282
1,692	MAN SE	175,449
1,728	MTU Aero Engines AG	206,540
966	Muenchener Rueckversicherungs- Gesellschaft AG	181,440
3,405	Osram Licht AG	197,347
4,093	ProSiebenSat.1 Media SE	173,747
354	Rational AG	160,678
2,224	Sartorius AG (Preference Shares)	156,226
6,744	Suedzucker AG	178,052
2,393	Symrise AG	143,917
6,024	Talanx AG	206,860
12,627	TUI AG	184,596
4,234	United Internet AG	177,056
4,522	Vonovia SE	147,927
3,559	Wirecard AG(b)	172,349
4,575	Zalando SE(a)(c)	180,488

		7,468,582

	Hong Kong - 4.8%
28,092	AIA Group Ltd.	174,866
22,573	ASM Pacific Technology Ltd.	274,913
639,691	Brightoil Petroleum Holdings Ltd.(a)	197,859
50,625	Cafe de Coral Holdings Ltd.	168,329
274,919	Champion REIT	148,809
20,522	Cheung Kong Infrastructure Holdings Ltd.	165,433
251,862	Chow Tai Fook Jewellery Group Ltd.	214,880
13,537	CK Hutchison Holdings Ltd.	163,033
17,121	CLP Holdings Ltd.	167,363
95,089	Dah Sing Banking Group Ltd.	186,272

Schedule of Investments

231,399	First Pacific Co. Ltd.	$175,950
1,892,166	Global Brands Group Holding Ltd.(a)	238,979
9,969	Hang Seng Bank Ltd.	204,150
91,873	Hong Kong & China Gas Co. Ltd.	173,579
27,064	Hongkong Land Holdings Ltd.	182,682
300,207	Hopewell Highway Infrastructure Ltd.	158,628
49,639	Hopewell Holdings Ltd.	177,845
405,825	Hutchison Port Holdings Trust	172,476
509,578	Hutchison Telecommunications Hong Kong Holdings Ltd.	165,495
36,677	Hysan Development Co. Ltd.	167,802
2,931	Jardine Matheson Holdings Ltd.	180,901
5,352	Jardine Strategic Holdings Ltd.	203,751
65,333	Johnson Electric Holdings Ltd.	174,292
124,940	Kerry Logistics Network Ltd.	161,663
343,579	Li & Fung Ltd.	149,664
116,771	Lifestyle International Holdings Ltd.	150,190
24,269	Link REIT	166,238
31,999	MTR Corp. Ltd.	163,308
99,569	NWS Holdings Ltd.	179,393
276,682	PCCW Ltd.	168,305
18,557	Power Assets Holdings Ltd.	178,291
425,108	Sa Sa International Holdings Ltd.	169,838
102,321	Sino Land Co. Ltd.	170,110
272,973	Sun Art Retail Group Ltd.	275,107
15,704	Swire Pacific Ltd., Class A	160,190
62,331	Swire Properties Ltd.	175,923
43,108	Techtronic Industries Co. Ltd.	149,446
49,383	Television Broadcasts Ltd.	189,657
247,704	Texwinca Holdings Ltd.	158,978
15,693	VTech Holdings Ltd.	195,168
41,499	Yue Yuen Industrial Holdings Ltd.	151,890

		7,351,646

	Indonesia - 0.1%
665,309	Golden Agri-Resources Ltd.	200,707

	Ireland - 0.4%
5,212	CRH PLC	181,635
9,247	Glanbia PLC	156,394
2,070	Kerry Group PLC, Class A	145,632
1,455	Paddy Power Betfair PLC	152,758

		636,419

	Israel - 3.0%
16,357	Airport City Ltd.(a)	175,424
19,258	Alony Hetz Properties & Investments Ltd. REIT	154,903
39,229	Amot Investments Ltd.	165,580
4,043	Azrieli Group Ltd.	184,602
32,822	Bank Hapoalim BM	198,222
47,016	Bank Leumi Le-Israel BM(a)	194,330
87,869	Bezeq The Israeli Telecommunication Corp. Ltd.	153,485
20,121	Delek Automotive Systems Ltd.	184,705
331	Delek Energy Systems Ltd.(a)	192,432
1,801	Elbit Systems Ltd.	198,172
14,035	First International Bank of Israel Ltd.	211,065
3,328	Frutarom Industries Ltd.	175,721
48,866	Harel Insurance Investments & Financial Services Ltd.	245,173
41,518	Israel Chemicals Ltd.	190,672
958	Israel Corp. Ltd. (The)(a)	180,054
97,298	Israel Discount Bank Ltd., Class A(a)	202,241
4,119	Melisron Ltd.	188,728
14,564	Mizrahi Tefahot Bank Ltd.	224,124
2,576	Nice Ltd.	180,190
471,931	Oil Refineries Ltd.	166,122

1,082	Paz Oil Co. Ltd.	$167,628
101,246	Shikun & Binui Ltd.	209,641
11,007	Strauss Group Ltd.	177,129
11,217	Tower Semiconductor Ltd.(a)	239,854

		4,560,197

	Italy - 1.3%
6,846	Atlantia SpA	155,738
16,180	Davide Campari-Milano SpA	162,268
39,872	Enel SpA	166,498
28,956	Finecobank Banca Fineco SpA	171,797
6,351	Italgas SpA(a)	24,160
3,642	Luxottica Group SpA	195,575
67,268	Parmalat SpA	217,363
58,457	Prada SpA	243,340
5,772	Recordati SpA	164,116
7,666	Salvatore Ferragamo SpA	202,560
31,752	Snam SpA	120,787
34,069	Terna Rete Elettrica Nazionale SpA	149,409

		1,973,611

	Japan - 34.4%
41,819	77 Bank Ltd. (The)	195,025
2,774	ABC-Mart, Inc.	161,647
36,725	ACOM Co. Ltd.(a)	158,873
7,885	Adastria Co. Ltd.	212,228
11,709	Advantest Corp.	219,566
12,427	AEON Mall Co. Ltd.	180,927
54,678	Aiful Corp.(a)	165,625
3,134	Ain Holdings, Inc.	230,509
8,245	Ajinomoto Co., Inc.	163,215
9,409	Alfresa Holdings Corp.	155,041
64,766	ANA Holdings, Inc.	193,018
5,417	Aoyama Trading Co. Ltd.	191,514
49,755	Aozora Bank Ltd.	182,092
3,778	Ariake Japan Co. Ltd.	200,688
27,826	Asahi Glass Co. Ltd.	207,629
5,418	Asahi Group Holdings Ltd.	191,068
3,990	Asahi Intecc Co. Ltd.	163,038
20,995	Asahi Kasei Corp.	196,755
4,839	ASKUL Corp.	157,969
11,395	Astellas Pharma, Inc.	153,199
12,681	Autobacs Seven Co. Ltd.	197,129
6,017	Azbil Corp.	181,993
6,422	Bandai Namco Holdings, Inc.	177,414
22,200	Bic Camera, Inc.	208,048
5,147	Bridgestone Corp.	189,421
4,878	Calbee, Inc.	159,242
22,282	Calsonic Kansei Corp.	356,077
9,961	Canon Marketing Japan, Inc.	190,770
6,126	Canon, Inc.	182,025
8,072	Capcom Co. Ltd.	171,514
12,386	Casio Computer Co. Ltd.	172,078
1,083	Central Japan Railway Co.	175,762
22,124	Chiyoda Corp.	149,557
12,917	Chubu Electric Power Co., Inc.	172,456
5,560	Chugai Pharmaceutical Co. Ltd.	162,985
14,208	Chugoku Bank Ltd. (The)	210,012
14,578	Chugoku Electric Power Co., Inc. (The)	164,460
10,006	Coca-Cola East Japan Co. Ltd.	218,563
7,785	Coca-Cola West Co. Ltd.	226,479
11,693	Colopl, Inc.	101,480
9,302	COMSYS Holdings Corp.	171,539
17,545	Cookpad, Inc.(a)	156,943
911	Cosmos Pharmaceutical Corp.	168,564
6,494	CyberAgent, Inc.	161,463
17,618	Dai Nippon Printing Co. Ltd.	179,819
10,047	Daifuku Co. Ltd.	222,939

Schedule of Investments

7,645	Daiichi Sankyo Co. Ltd.	$171,440
4,541	Daiichikosho Co. Ltd.	180,914
110,332	Daikyo, Inc.	227,378
45,464	Daishi Bank Ltd. (The)	201,524
1,149	Daito Trust Construction Co. Ltd.	161,161
6,735	Daiwa House Industry Co. Ltd.	183,309
30,617	Daiwa Securities Group, Inc.	196,770
5,874	DeNA Co. Ltd.	131,960
5,383	Don Quijote Holdings Co. Ltd.	195,811
2,053	East Japan Railway Co.	186,562
3,055	Eisai Co. Ltd.	168,659
7,211	Electric Power Development Co. Ltd.	168,016
3,558	Ezaki Glico Co. Ltd.	163,085
2,507	Familymart UNY Holdings Co. Ltd.	159,450
980	FANUC Corp.	192,953
3,349	FP Corp.	160,050
4,724	FUJIFILM Holdings Corp.	183,589
8,647	Fujitsu General Ltd.	170,213
30,921	Fukuyama Transporting Co. Ltd.	170,845
5,465	Glory Ltd.	171,365
3,779	GMO Payment Gateway, Inc.(b)	188,656
34,577	Gree, Inc.	186,745
45,238	GS Yuasa Corp.	188,065
73,806	GungHo Online Entertainment, Inc.	160,626
12,831	H2O Retailing Corp.	213,480
33,159	Hachijuni Bank Ltd. (The)	196,465
16,171	Hakuhodo DY Holdings, Inc.	199,669
5,621	Hamamatsu Photonics K.K.	163,025
5,409	Hankyu Hanshin Holdings, Inc.	184,024
8,202	Heiwa Corp.	198,465
1,917	Hikari Tsushin, Inc.	175,906
1,402	Hirose Electric Co. Ltd.	183,322
6,995	HIS Co. Ltd.	187,030
3,899	Hisamitsu Pharmaceutical Co., Inc.	202,959
12,852	Hokuhoku Financial Group, Inc.	221,478
14,661	Hokuriku Electric Power Co.	148,075
3,779	Horiba Ltd.	199,398
2,210	Hoshizaki Corp.	180,805
8,102	House Foods Group, Inc.	174,383
18,539	Hulic Co. Ltd.	181,479
43,115	Ichigo, Inc.	140,557
5,821	Ito EN Ltd.	193,904
14,806	ITOCHU Corp.	204,647
7,201	ITOCHU Techno-Solutions Corp.	194,138
18,477	Itoham Yonekyu Holdings, Inc.(a)	163,966
27,189	Iyo Bank Ltd. (The)	183,313
4,501	Izumi Co. Ltd.	191,515
5,774	Japan Airlines Co. Ltd.	184,747
4,568	Japan Tobacco, Inc.	147,702
63,493	Juroku Bank Ltd. (The)	221,090
7,739	Kagome Co. Ltd.	199,774
26,595	Kajima Corp.	185,923
10,483	Kakaku.com, Inc.	190,338
3,118	Kaken Pharmaceutical Co. Ltd.	158,427
20,080	Kamigumi Co. Ltd.	195,850
19,686	Kandenko Co. Ltd.	183,439
20,422	Kansai Electric Power Co., Inc. (The)(a)	218,506
3,416	Kao Corp.	169,412
5,977	KDDI Corp.	160,873
26,795	Keihan Holdings Co. Ltd.	179,228
19,362	Keikyu Corp.	227,889
20,929	Keio Corp.	172,526
7,283	Keisei Electric Railway Co. Ltd.	172,735
43,325	Keiyo Bank Ltd. (The)	200,124
6,378	Kewpie Corp.	159,655
558	Keyence Corp.	217,450

5,422	Kikkoman Corp.	$171,221
16,010	Kinden Corp.	203,938
46,353	Kintetsu Group Holdings Co. Ltd.	178,700
7,242	Kissei Pharmaceutical Co. Ltd.	177,359
3,787	Kobayashi Pharmaceutical Co. Ltd.	169,208
7,518	Komeri Co. Ltd.	177,707
4,995	Konami Holdings Corp.	200,554
11,057	K’s Holdings Corp.	200,072
12,213	Kuraray Co. Ltd.	194,410
7,648	Kurita Water Industries Ltd.	182,071
4,859	Kusuri NO Aoki Holdings Co. Ltd.	208,258
3,755	Kyocera Corp.	196,264
8,704	KYORIN Holdings, Inc.	190,665
12,374	Kyowa Hakko Kirin Co. Ltd.	167,185
5,514	Kyudenko Corp.	150,126
29,607	Kyushu Financial Group, Inc.	205,138
2,537	Lawson, Inc.(b)	185,697
26,474	Leopalace21 Corp.	152,389
9,346	Lintec Corp.	209,626
11,981	Lion Corp.	208,703
8,647	LIXIL Group Corp.	202,781
5,858	M3, Inc.	157,670
2,461	Makita Corp.	171,609
35,681	Marubeni Corp.	217,937
19,654	Matsui Securities Co. Ltd.	169,174
3,967	Matsumotokiyoshi Holdings Co. Ltd.	197,689
5,724	Megmilk Snow Brand Co. Ltd.	150,606
1,975	MEIJI Holdings Co. Ltd.	153,333
10,047	MISUMI Group, Inc.	188,312
8,776	Mitsubishi Estate Co. Ltd.	168,582
6,115	Mitsubishi Shokuhin Co. Ltd.	182,785
9,469	Mitsubishi Tanabe Pharma Corp.	190,011
7,844	Mitsui Fudosan Co. Ltd.	182,312
9,293	Miura Co. Ltd.	147,929
2,551	Mochida Pharmaceutical Co. Ltd.	183,323
36,459	Nagoya Railroad Co. Ltd.	180,068
38,389	Nankai Electric Railway Co. Ltd.	190,624
69,303	NEC Corp.	160,676
8,438	NH Foods Ltd.	230,485
18,647	NHK Spring Co. Ltd.	188,499
8,999	Nichirei Corp.	183,537
7,704	Nihon Kohden Corp.	176,629
6,363	Nihon M&A Center, Inc.	185,676
11,896	Nikon Corp.	192,851
9,337	Nippo Corp.	176,912
34,698	Nippon Electric Glass Co. Ltd.	200,652
36,759	Nippon Express Co. Ltd.	195,591
15,965	Nippon Kayaku Co. Ltd.	209,463
3,786	Nippon Shinyaku Co. Ltd.	196,405
4,026	Nippon Telegraph & Telephone Corp.	178,063
14,067	Nipro Corp.	157,945
37,816	Nishi-Nippon Railroad Co. Ltd.	167,959
5,708	Nissan Chemical Industries Ltd.	204,591
19,221	Nissan Shatai Co. Ltd.	182,862
12,374	Nisshin Seifun Group, Inc.	188,729
3,154	Nissin Foods Holdings Co. Ltd.	166,981
1,684	Nitori Holdings Co. Ltd.	188,782
10,694	Nomura Real Estate Holdings, Inc.	184,764
5,677	Nomura Research Institute Ltd.	194,654
3,349	NTT Data Corp.	169,570
6,903	NTT DoCoMo, Inc.	165,960
19,063	NTT Urban Development Corp.	168,320
18,945	Obayashi Corp.	181,078
3,448	OBIC Co. Ltd.	166,006
8,568	Odakyu Electric Railway Co. Ltd.	170,256
6,747	Ono Pharmaceutical Co. Ltd.	138,236

Schedule of Investments

3,030	Oracle Corp. Japan	$170,105
2,986	Oriental Land Co. Ltd.	164,107
44,337	Osaka Gas Co. Ltd.	166,478
9,403	OSG Corp.	195,536
4,138	Otsuka Corp.	213,562
4,051	Otsuka Holdings Co. Ltd.	187,085
24,313	PanaHome Corp.	206,685
6,034	Park24 Co. Ltd.	166,963
4,106	Peptidream, Inc.(a)	204,251
6,594	Pigeon Corp.	179,237
4,433	Pilot Corp.	180,549
2,243	Pola Orbis Holdings, Inc.	213,591
4,645	Recruit Holdings Co. Ltd.	204,038
1,198	Relo Group, Inc.	176,441
30,064	Rengo Co. Ltd.	184,003
8,194	Resorttrust, Inc.	151,543
19,443	Ricoh Co. Ltd.	174,266
1,930	Rinnai Corp.	164,584
11,196	Rohto Pharmaceutical Co. Ltd.	194,432
948	Ryohin Keikaku Co. Ltd.	178,105
25,627	San-in Godo Bank Ltd. (The)	215,123
5,085	Sankyo Co. Ltd.	170,516
9,343	Sanrio Co. Ltd.	184,080
13,946	Santen Pharmaceutical Co. Ltd.	175,417
7,151	Sapporo Holdings Ltd.	186,628
2,703	Sawai Pharmaceutical Co. Ltd.	142,143
4,777	SCSK Corp.	180,132
2,338	Secom Co. Ltd.	169,595
12,859	Sega Sammy Holdings, Inc.	202,865
10,699	Seibu Holdings, Inc.	181,049
9,090	Seiko Epson Corp.	188,219
10,977	Sekisui House Ltd.	178,294
38,799	Senshu Ikeda Holdings, Inc.	179,218
4,132	Seven & i Holdings Co. Ltd.	165,500
49,582	Seven Bank Ltd.	142,701
36,085	Shiga Bank Ltd. (The)	203,544
18,429	Shikoku Electric Power Co., Inc.(a)	177,946
7,820	Shimachu Co. Ltd.	191,931
11,594	Shimadzu Corp.	196,606
1,545	Shimamura Co. Ltd.	202,981
1,217	Shimano, Inc.	192,536
19,979	Shimizu Corp.	184,394
3,950	Shionogi & Co. Ltd.	190,351
6,954	Shiseido Co. Ltd.	195,076
15,878	Shochiku Co. Ltd.	189,704
38,673	SKY Perfect JSAT Holdings, Inc.	174,514
14,047	Skylark Co. Ltd.	190,787
2,669	SoftBank Group Corp.	206,289
3,542	Sohgo Security Services Co. Ltd.	133,562
35,296	Sotetsu Holdings, Inc.	179,027
5,899	Square Enix Holdings Co. Ltd.	169,254
6,880	Stanley Electric Co. Ltd.	194,651
11,247	Start Today Co. Ltd.	212,102
3,563	Sugi Holdings Co. Ltd.	166,163
16,100	Sumitomo Corp.	202,510
10,468	Sumitomo Dainippon Pharma Co. Ltd.	177,047
39,077	Sumitomo Osaka Cement Co. Ltd.	157,939
9,296	Sumitomo Real Estate Sales Co. Ltd.	212,386
6,359	Sumitomo Realty & Development Co. Ltd.	173,076
11,746	Sumitomo Rubber Industries Ltd.	184,159
2,407	Sundrug Co. Ltd.	166,347
4,442	Suntory Beverage & Food Ltd.	189,202
23,622	Taisei Corp.	168,286
1,874	Taisho Pharmaceutical Holdings Co. Ltd.	158,476
17,288	Taiyo Nippon Sanso Corp.	205,168
23,772	Takashimaya Co. Ltd.	205,464

3,997	Takeda Pharmaceutical Co. Ltd.	$167,727
10,943	Temp Holdings Co. Ltd.	190,136
4,486	Terumo Corp.	166,170
7,351	TIS, Inc.	166,969
36,655	Tobu Railway Co., Ltd.	186,572
6,041	Toho Co. Ltd.	174,670
20,601	Toho Gas Co. Ltd.	154,267
13,904	Tohoku Electric Power Co., Inc.	169,948
4,450	Tokio Marine Holdings, Inc.	187,013
12,749	Tokyo Broadcasting System Holdings, Inc.	220,043
41,369	Tokyo Gas Co. Ltd.	183,666
15,059	Tokyo Tatemono Co. Ltd.	200,385
23,536	Tokyu Corp.	173,737
31,539	Tokyu Fudosan Holdings Corp.	185,186
16,672	Toppan Forms Co. Ltd.	173,569
19,707	Toppan Printing Co. Ltd.	194,138
18,222	Toray Industries, Inc.	158,240
4,645	TOTO Ltd.	187,946
4,341	Toyo Suisan Kaisha Ltd.	155,401
12,427	Toyo Tire & Rubber Co. Ltd.	151,453
110,496	Toyobo Co. Ltd.	179,620
4,968	Trend Micro, Inc.(a)	193,513
7,517	TS Tech Co. Ltd.	192,774
6,679	Tsumura & Co.	194,007
1,834	Tsuruha Holdings, Inc.	172,688
10,903	TV Asahi Holdings Corp.	218,980
7,165	Unicharm Corp.	161,662
15,716	Ushio, Inc.	200,333
10,954	USS Co. Ltd.	192,759
16,387	Wacoal Holdings Corp.	199,570
3,038	Welcia Holdings Co. Ltd.	167,586
3,133	West Japan Railway Co.	204,831
43,006	Yahoo! Japan Corp.	181,078
3,966	Yakult Honsha Co. Ltd.	204,333
37,526	Yamada Denki Co. Ltd.	207,339
16,279	Yamaguchi Financial Group, Inc.	178,299
5,417	Yamaha Corp.	166,011
7,444	Yamato Holdings Co. Ltd.	150,731
7,675	Yamazaki Baking Co. Ltd.	154,761
11,886	Yaskawa Electric Corp.	215,495
4,488	Zenkoku Hosho Co. Ltd.	155,680
10,156	Zensho Holdings Co. Ltd.	174,837

		52,344,005

	Luxembourg - 0.3%
82,139	L’Occitane International SA	162,175
2,075	RTL Group SA	158,250
7,664	SES SA, Class A FDR	149,167

		469,592

	Netherlands - 1.2%
1,625	ASML Holding NV	197,390
4,925	Boskalis Westminster NV	182,320
2,527	Gemalto NV	146,815
6,218	Grandvision NV(c)	148,306
2,179	Heineken Holding NV	153,018
1,964	Heineken NV	146,940
7,352	Koninklijke Ahold Delhaize NV	156,483
53,915	Koninklijke KPN NV	155,221
3,473	Koninklijke Vopak NV	149,061
5,916	NN Group NV	209,257
4,196	Wolters Kluwer NV	160,321

		1,805,132

	New Zealand - 1.1%
32,301	Auckland International Airport Ltd.	161,992
25,053	Fisher & Paykel Healthcare Corp. Ltd.	159,625
156,311	Kiwi Property Group Ltd.	165,608
76,431	Mercury NZ Ltd.	172,040

Schedule of Investments

83,540	Meridian Energy Ltd.	$161,092
25,234	Ryman Healthcare Ltd.	161,149
49,860	Sky Network Television Ltd.	169,626
63,670	Spark New Zealand Ltd.	163,857
70,222	Vector Ltd.	165,273
83,828	Warehouse Group Ltd. (The)	161,032

		1,641,294

	Norway - 0.7%
10,048	Gjensidige Forsikring ASA	173,293
11,387	Marine Harvest ASA	201,783
41,391	Norsk Hydro ASA	236,391
19,212	Orkla ASA	179,563
5,541	Schibsted ASA, Class A	146,880
10,075	Telenor ASA	159,922

		1,097,832

	Portugal - 0.2%
52,517	EDP-Energias de Portugal SA	152,558
10,907	Jeronimo Martins SGPS SA	184,528

		337,086

	Russia - 0.3%
12,744	Polymetal International PLC	147,907
481,559	United Co. RUSAL PLC	301,620

		449,527

	Singapore - 2.0%
97,762	Ascendas Real Estate Investment Trust REIT	170,709
154,950	CapitaLand Commercial Trust Ltd. REIT	167,730
110,872	CapitaLand Mall Trust REIT	152,677
84,598	ComfortDelGro Corp. Ltd.	144,720
5,545	Jardine Cycle & Carriage Ltd.	162,752
89,635	M1 Ltd.	127,886
115,085	Olam International Ltd.	162,563
27,864	Oversea-Chinese Banking Corp. Ltd.	185,720
51,031	SATS Ltd.	191,258
62,650	SIA Engineering Co. Ltd.	155,202
22,764	Singapore Airlines Ltd.	159,968
31,524	Singapore Exchange Ltd.	166,034
63,474	Singapore Press Holdings Ltd.	155,441
59,524	Singapore Telecommunications Ltd.	163,514
65,448	StarHub Ltd.	137,976
142,909	Suntec Real Estate Investment Trust REIT	175,492
25,999	Venture Corp. Ltd.	188,054
190,052	Yanlord Land Group Ltd.	187,516

		2,955,212

	South Korea - 8.1%
506	Amorepacific Corp.(a)	138,028
901	Amorepacific Corp. (Preference Shares)(a)	139,170
1,339	AMOREPACIFIC Group(a)	156,126
1,924	BGF Retail Co. Ltd.(a)	151,821
1,923	Celltrion, Inc.(a)	165,807
12,328	Cheil Worldwide, Inc.	196,785
498	CJ CheilJedang Corp.(a)	151,915
965	CJ CheilJedang Corp. (Preference Shares)(a)	132,448
1,023	CJ Corp.(a)	160,655
987	CJ Korea Express Corp.(a)	138,440
2,342	Coway Co. Ltd.(a)	176,340
32,245	Daewoo Engineering & Construction Co. Ltd.(a)	143,730
21,450	DGB Financial Group, Inc.(a)	182,180
6,356	Dongsuh Cos., Inc.	140,017
1,240	E-Mart, Inc.	216,608
6,818	GS Engineering & Construction Corp.(a)	162,515
4,160	GS Retail Co. Ltd.	186,146
3,512	Hankook Tire Co. Ltd.(a)	171,052
1,461	Hanmi Science Co. Ltd.(a)	72,541
16,756	Hanon Systems	131,066

1,330	Hanssem Co. Ltd.(a)	$238,624
7,657	Hanwha Chemical Corp.(a)	171,971
5,346	Hanwha Corp.(a)	161,930
34,574	Hanwha Life Insurance Co. Ltd.(a)	191,598
8,950	Hite Jinro Co. Ltd.(a)	160,193
2,891	Hotel Shilla Co. Ltd.	107,843
1,562	Hyundai Department Store Co. Ltd.(a)	129,304
4,204	Hyundai Development Co.-Engineering & Construction(a)	158,089
1,073	Hyundai Glovis Co. Ltd.(a)	143,578
760	Hyundai Mobis Co. Ltd.(a)	158,265
1,128	Hyundai Motor Co.	135,407
174	Hyundai Motor Co. (Preference Shares)	13,940
279	Hyundai Motor Co. (2nd Preference Shares)	23,024
2,411	Kakao Corp.(a)	161,204
4,966	Kangwon Land, Inc.(a)	139,737
472	KCC Corp.	141,141
3,042	KEPCO Plant Service & Engineering Co. Ltd.(a)	143,187
4,675	Kia Motors Corp.	146,433
2,312	Korea Aerospace Industries Ltd.(a)	123,349
3,380	Korea Electric Power Corp.(a)	123,467
4,615	Korea Gas Corp.(a)	183,869
4,888	Korea Investment Holdings Co. Ltd.(a)	195,587
412	Korea Zinc Co. Ltd.(a)	173,720
726	KT Corp. ADR(a)	10,796
5,756	KT Corp.	145,621
1,676	KT&G Corp.	144,943
2,978	LG Corp.(a)	151,706
6,523	LG Display Co. Ltd.	172,042
3,517	LG Electronics, Inc.	167,664
563	LG Electronics, Inc. (Preference Shares)	12,790
1,799	LG Hausys Ltd.	150,936
179	LG Household & Health Care Ltd.	135,394
39	LG Household & Health Care Ltd. (Preference Shares)	17,753
16,827	LG Uplus Corp.	165,070
729	Lotte Chemical Corp.(a)	236,183
131	Lotte Chilsung Beverage Co. Ltd.(a)	163,341
1,160	Lotte Confectionery Co. Ltd.(a)	203,631
5,568	Lotte Fine Chemical Co. Ltd.(a)	146,615
743	Mando Corp.(a)	159,840
719	NCSOFT Corp.(a)	188,087
3,348	NHN Entertainment Corp.(a)	152,693
659	Nongshim Co. Ltd.	180,330
265	Orion Corp.(a)	147,995
281	Ottogi Corp.(a)	157,172
11,704	Paradise Co. Ltd.(a)	134,957
1,905	S-1 Corp.	137,863
1,296	Samsung C&T Corp.	140,518
4,433	Samsung Card Co. Ltd.	149,343
3,688	Samsung Electro-Mechanics Co. Ltd.	179,941
722	Samsung Fire & Marine Insurance Co. Ltd.	167,127
1,905	Samsung Life Insurance Co. Ltd.	181,959
1,696	Samsung SDI Co. Ltd.	168,564
1,215	Samsung SDS Co. Ltd.	131,736
4,784	Shinhan Financial Group Co. Ltd.(a)	188,956
963	Shinsegae, Inc.	145,846
927	SK Holdings Co. Ltd.(a)	172,701
5,381	SK Hynix, Inc.	248,653
30,970	SK Networks Co. Ltd.(a)	176,157
897	SK Telecom Co. Ltd.	172,129
7,140	SKC Co. Ltd.(a)	190,773
715	Yuhan Corp.(a)	115,978

		12,252,653

Schedule of Investments

	Spain - 2.1%
11,364	Abertis Infraestructuras SA	$162,663
2,466	Acciona SA	191,028
1,242	Aena SA(c)	180,328
3,776	Amadeus IT Group SA	174,430
207,795	Bankia SA	218,950
23,999	Bankinter SA	192,832
4,308	Corp. Financiera Alba SA	201,962
28,825	Distribuidora Internacional de Alimentacion SA	152,423
22,032	EDP Renovaveis SA	141,503
5,996	Enagas SA	147,093
8,645	Endesa SA	177,931
9,132	Ferrovial SA	165,305
7,670	Gamesa Corp. Tecnologica SA	161,055
8,530	Gas Natural SDG SA	164,271
5,264	Grifols SA	112,752
4,043	Grifols SA (Preference Shares), Class B	69,166
27,341	Iberdrola SA	172,380
4,966	Industria de Diseno Textil SA	163,874
8,176	Red Electrica Corp. SA	146,056
18,677	Zardoya Otis SA	157,437

		3,253,439

	Sweden - 2.1%
11,334	Alfa Laval AB	211,599
6,759	Electrolux AB, Series B	179,769
5,752	Fastighets AB Balder, Class B(a)	117,848
386	Fastighets AB Balder (Preference Shares)	13,909
5,733	Hennes & Mauritz AB, Class B	163,957
20,362	Husqvarna AB, Class B	170,506
5,148	ICA Gruppen AB	168,251
4,309	Investment AB Latour, Class B	165,230
2,872	L E Lundbergforetagen AB, Class B	184,970
18,007	Skandinaviska Enskilda Banken AB, Class A	202,387
8,030	Skanska AB, Class B	196,580
319	SKF AB, Class A	6,415
9,986	SKF AB, Class B	201,054
5,727	Svenska Cellulosa AB (SCA), Class B	172,303
13,315	Svenska Handelsbanken AB, Class A	198,927
362	Svenska Handelsbanken AB, Class B	5,413
7,652	Swedbank AB, Class A	193,541
4,939	Swedish Match AB	160,799
21,635	Tele2 AB, Class B	190,942
24,690	Telefonaktiebolaget LM Ericsson, Class B	145,882
38,980	Telia Co. AB	158,166

		3,208,448

	Switzerland - 3.9%
8,102	ABB Ltd.	192,408
1,061	Actelion Ltd.	276,381
4,408	Aryzta AG	121,347
1,494	Baloise Holding AG	192,315
269	Banque Cantonale Vaudoise	184,041
141	Barry Callebaut AG	174,356
1	Chocoladefabriken Lindt & Spruengli AG	65,026
13	Chocoladefabriken Lindt & Spruengli AG-PC	72,208
3,046	Compagnie Financiere Richemont SA	236,801
2,534	DKSH Holding AG	187,366
332	EMS-CHEMIE HOLDING AG	171,620
950	Flughafen Zuerich AG	186,900
149	Galenica AG	163,408
401	Geberit AG	171,358
89	Givaudan SA	160,482
352	Helvetia Holding AG	199,262
1,254	Kuehne + Nagel International AG	171,335
2,203	Nestle SA	161,440

2,226	Novartis AG	$163,464
386	Partners Group Holding AG	195,132
1,831	PSP Swiss Property AG	164,894
703	Roche Holding AG	166,024
33	Roche Holding AG-BR	7,937
318	Schindler Holding AG	59,951
615	Schindler Holding AG-PC	117,190
84	SGS SA	178,115
35	Sika AG-BR	183,940
23,542	STMicroelectronics NV	310,263
454	Straumann Holding AG	183,146
1,844	Sulzer AG	208,772
824	Swatch Group AG (The)	57,628
517	Swatch Group AG (The)-BR	183,146
2,000	Swiss Prime Site AG	166,836
2,111	Swiss Re AG	197,064
367	Swisscom AG	161,813
3,053	Wolseley PLC	188,477

		5,981,846

	United Kingdom - 9.1%
6,631	Admiral Group PLC	148,162
4,416	Associated British Foods PLC	132,561
2,687	AstraZeneca PLC	141,779
31,326	Aviva PLC	187,952
12,827	Babcock International Group PLC	144,109
24,921	BAE Systems PLC	182,475
27,165	Barratt Developments PLC	163,260
5,762	Bellway PLC	180,070
5,025	Berkeley Group Holdings PLC (The)	177,015
76,207	Booker Group PLC	195,395
20,243	British Land Co. PLC (The) REIT	148,477
34,736	BT Group PLC	132,787
12,965	Capita PLC	81,638
45,247	Capital & Counties Properties PLC	154,837
9,251	Compass Group PLC	164,338
18,586	Daily Mail & General Trust PLC NV, Class A	162,045
1,936	DCC PLC	155,762
4,914	Derwent London PLC REIT	152,518
6,328	Diageo PLC	175,426
36,368	Direct Line Insurance Group PLC	162,429
36,203	Dixons Carphone PLC	143,883
32,852	DS Smith PLC	183,097
12,147	easyJet PLC	145,180
58,196	G4S PLC	186,848
12,661	Halma PLC	147,342
23,140	Hammerson PLC REIT	159,100
55,996	Henderson Group PLC	153,578
29,404	Howden Joinery Group PLC	139,612
12,631	IMI PLC	185,290
3,339	Imperial Brands PLC	154,316
19,130	Inchcape PLC	172,684
20,622	Informa PLC	169,159
17,404	Inmarsat PLC	133,128
35,039	International Consolidated Airlines Group SA	210,142
42,470	Intu Properties PLC REIT	144,425
66,868	ITV PLC	170,945
55,846	J Sainsbury PLC	181,200
19,214	John Wood Group PLC	202,571
36,161	Kingfisher PLC	152,951
12,269	Land Securities Group PLC REIT	153,430
63,813	Legal & General Group PLC	188,585
226,118	Lloyds Banking Group PLC	184,712
4,847	London Stock Exchange Group PLC	193,368
38,932	Marks & Spencer Group PLC	164,329

Schedule of Investments

28,657	Meggitt PLC	$150,667
27,625	Merlin Entertainments PLC(c)	165,816
6,723	Micro Focus International PLC	181,429
12,746	National Grid PLC	148,764
16,032	Nex Group PLC	115,876
2,427	Next PLC	116,946
15,505	Pearson PLC	120,747
15,295	Pennon Group PLC	152,594
7,357	Persimmon PLC	178,545
4,435	Provident Financial PLC	152,046
9,842	Prudential PLC	189,696
1,813	Reckitt Benckiser Group PLC	155,195
9,923	RELX NV	167,559
9,287	RELX PLC	166,263
62,745	Rentokil Initial PLC	180,377
3,256	Rightmove PLC	164,674
4,901	Rio Tinto Ltd.	248,089
26,109	Royal Mail PLC	135,201
4,821	Schroders PLC	177,956
29,611	Segro PLC REIT	171,926
5,639	Severn Trent PLC	161,044
15,747	Sky PLC	198,311
10,860	Smith & Nephew PLC	161,633
10,019	Smiths Group PLC	189,200
45,140	Sports Direct International PLC(a)	161,286
8,880	SSE PLC	166,350
13,664	St. James’s Place PLC	184,112
36,817	Standard Life PLC	160,127
63,601	TalkTalk Telecom Group PLC	125,226
18,182	Tate & Lyle PLC	153,375
83,200	Taylor Wimpey PLC	174,910
5,964	TechnipFMC PLC(a)	195,679
80,431	Tesco PLC(a)	196,916
8,062	Travis Perkins PLC	147,375
3,840	Unilever NV CVA	155,185
3,803	Unilever PLC	154,422
13,725	United Utilities Group PLC	158,342
3,159	Whitbread PLC	155,993
42,174	William Hill PLC	137,370
67,832	WM Morrison Supermarkets PLC	201,487
7,606	WPP PLC	176,454

		13,918,073

	United States - 0.5%
3,656	Carnival PLC	194,932
6,399	Qiagen N.V.	184,538
55,525	Samsonite International SA	175,319
4,244	Thomson Reuters Corp.	189,877

		744,666

	Total Investments
	(excluding investments purchased with cash collateral from securities on loan)
	(Cost $150,303,426)-100.1%	152,568,243

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 0.3%
443,937	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e)
	(Cost $443,937)	443,937

	Total Investments (Cost $150,747,363)(f) - 100.4%	153,012,180
	Other assets less liabilities - (0.4)%	(625,534)

	Net Assets-100.0%	$152,386,646

Investment Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $674,938, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $151,065,569. The net unrealized appreciation was $1,946,611, which consisted of aggregate gross unrealized appreciation of $11,187,915 and aggregate gross unrealized depreciation of $9,241,304.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 16.1%
2,063	Advance Auto Parts, Inc.	$338,827
6,338	AMC Networks, Inc., Class A(b)	363,484
10,176	Aramark	344,356
453	AutoZone, Inc.(b)	328,416
7,662	Best Buy Co., Inc.	341,112
6,593	Brinker International, Inc.	293,388
3,983	Burlington Stores, Inc.(b)	333,377
5,626	Cabela’s, Inc.(b)	314,437
10,487	CalAtlantic Group, Inc.	365,682
3,836	Carter’s, Inc.	321,265
884	Chipotle Mexican Grill, Inc.(b)	372,553
6,806	Choice Hotels International, Inc.	377,733
9,622	Coach, Inc.	359,382
7,290	CST Brands, Inc.	351,232
12,632	D.R. Horton, Inc.	377,823
4,777	Darden Restaurants, Inc.	350,059
5,928	Dick’s Sporting Goods, Inc.	305,885
4,897	Dillard’s, Inc., Class A	276,387
6,175	DISH Network Corp., Class A(b)	365,375
4,529	Dollar General Corp.	334,331
3,972	Dollar Tree, Inc.(b)	306,599
2,084	Domino’s Pizza, Inc.	363,741
6,450	Dunkin’ Brands Group, Inc.	334,561
4,886	Foot Locker, Inc.	334,886
14,023	Gap, Inc. (The)	322,950
6,713	Garmin Ltd.	324,171
3,639	Genuine Parts Co.	352,292
715	Graham Holdings Co., Class B	371,478
16,012	H&R Block, Inc.	343,617
15,074	Hanesbrands, Inc.	357,405
5,751	Harley-Davidson, Inc.	328,037
4,101	Hasbro, Inc.	338,373
2,706	Home Depot, Inc. (The)	372,291
23,855	Kate Spade & Co.(b)	441,556
6,505	Kohl’s Corp.	259,094
4,987	L Brands, Inc.	300,267
7,286	Leggett & Platt, Inc.	347,688
16,908	Liberty Interactive Corp. QVC Group, Series A(b)	324,295
6,217	Lululemon Athletica, Inc.(b)	419,710
8,298	Macy’s, Inc.	245,123
11,091	Mattel, Inc.	290,695
2,936	McDonald’s Corp.	359,865
7,532	Michael Kors Holdings Ltd.(b)	322,445
14,363	Michaels Cos., Inc. (The)(b)	282,520
5,135	Murphy USA, Inc.(b)	327,099
3,032	Netflix, Inc.(b)	426,633
6,993	NIKE, Inc., Class B	369,930
6,262	Nordstrom, Inc.	276,906
220	NVR, Inc.(b)	408,760
1,276	O’Reilly Automotive, Inc.(b)	334,657
1,651	Panera Bread Co., Class A(b)	345,158

3,528	Pool Corp.	$372,416
18,566	PulteGroup, Inc.	399,355
3,305	PVH Corp.	310,042
3,347	Ralph Lauren Corp., Class A	295,975
15,284	Regal Entertainment Group, Class A	346,335
5,181	Ross Stores, Inc.	342,516
13,370	Sally Beauty Holdings, Inc.(b)	318,206
12,974	Service Corp. International	377,933
9,162	Servicemaster Global Holdings, Inc.(b)	338,811
3,836	Signet Jewelers Ltd.	297,942
6,075	Six Flags Entertainment Corp.	361,948
15,567	Skechers U.S.A., Inc., Class A(b)	391,043
6,040	Starbucks Corp.	333,529
4,533	Target Corp.	292,288
3,814	Time Warner, Inc.	369,386
4,470	TJX Cos., Inc. (The)	334,892
1,368	Ulta Beauty, Inc.(b)	372,479
11,369	Under Armour, Inc., Class A(b)	244,320
11,081	Urban Outfitters, Inc.(b)	294,090
2,211	Vail Resorts, Inc.	379,275
6,424	VF Corp.	330,708
8,721	Vista Outdoor, Inc.(b)	251,252
4,508	Visteon Corp.(b)	403,782
6,392	Williams-Sonoma, Inc.	308,158
5,524	Yum! Brands, Inc.	361,988

		25,776,575

	Consumer Staples - 10.8%
5,477	Altria Group, Inc.	389,853
8,100	Archer-Daniels-Midland Co.	358,506
2,601	Brown-Forman Corp., Class A	121,675
5,011	Brown-Forman Corp., Class B	228,502
6,236	Campbell Soup Co.	388,066
2,907	Casey’s General Stores, Inc.	334,014
7,996	Church & Dwight Co., Inc.	361,579
3,030	Clorox Co. (The)	363,600
8,678	Coca-Cola Co. (The)	360,745
5,368	Colgate-Palmolive Co.	346,666
9,544	Conagra Brands, Inc.	373,075
2,317	Constellation Brands, Inc., Class A	346,994
2,333	Costco Wholesale Corp.	382,495
18,715	Coty, Inc., Class A	359,328
4,615	CVS Health Corp.	363,708
4,037	Dr Pepper Snapple Group, Inc.	368,174
4,425	Edgewell Personal Care Co.(b)	348,867
4,507	Estee Lauder Cos., Inc. (The), Class A	366,014
22,815	Flowers Foods, Inc.	458,810
5,746	General Mills, Inc.	359,010
7,142	Herbalife Ltd.(b)	401,380
3,671	Hershey Co. (The)	387,180
10,227	Hormel Foods Corp.	371,240
3,023	Ingredion, Inc.	387,518
2,780	JM Smucker Co. (The)	377,663
4,863	Kellogg Co.	353,589
3,029	Kimberly-Clark Corp.	366,903
4,289	Kraft Heinz Co. (The)	382,965
10,841	Kroger Co. (The)	368,160
3,839	McCormick & Co., Inc.	366,817
3,572	Molson Coors Brewing Co., Class B	344,769
8,540	Mondelez International, Inc., Class A	378,151
7,825	Monster Beverage Corp.(b)	333,345
6,711	Nu Skin Enterprises, Inc., Class A	348,167
3,498	PepsiCo, Inc.	363,022
3,966	Philip Morris International, Inc.	381,252
19,884	Pilgrim’s Pride Corp.	380,580
7,160	Pinnacle Foods, Inc.	380,840
4,246	Procter & Gamble Co. (The)	371,950

Schedule of Investments(a)

6,472	Reynolds American, Inc.	$389,161
2,921	Spectrum Brands Holdings, Inc.	389,632
17,499	Sprouts Farmers Market, Inc.(b)	326,706
6,576	Sysco Corp.	344,977
5,051	TreeHouse Foods, Inc.(b)	383,270
6,164	Tyson Foods, Inc., Class A	387,038
4,133	Walgreens Boots Alliance, Inc.	338,658
4,972	Wal-Mart Stores, Inc.	331,831
11,522	Whole Foods Market, Inc.	348,195

		17,264,640

	Energy - 1.1%
6,270	Dril-Quip, Inc.(b)	389,994
4,011	Exxon Mobil Corp.	336,483
4,215	Phillips 66	344,028
8,551	Spectra Energy Corp.	356,149
5,763	Valero Energy Corp.	378,975

		1,805,629

	Financials - 15.5%
4,906	Aflac, Inc.	343,371
18,765	Agnc Investment Corp. REIT	350,342
617	Alleghany Corp.(b)	377,339
7,574	Allied World Assurance Co. Holdings AG	402,407
5,008	Allstate Corp. (The)	376,652
18,031	Ally Financial, Inc.	380,815
4,315	American Financial Group, Inc.	371,824
13,753	AmTrust Financial Services, Inc.	362,942
34,262	Annaly Capital Management, Inc. REIT	350,158
3,069	Aon PLC	345,876
4,233	Arch Capital Group Ltd.(b)	373,986
6,873	Aspen Insurance Holdings Ltd. (Bermuda)	387,637
15,526	Associated Banc-Corp.	392,808
4,056	Assurant, Inc.	393,959
9,920	Assured Guaranty Ltd.	385,987
5,816	Axis Capital Holdings Ltd.	372,282
4,200	Bank of Hawaii Corp.	360,822
9,883	BankUnited, Inc.	377,531
2,224	Berkshire Hathaway, Inc., Class B(b)	365,047
8,077	Brown & Brown, Inc.	340,284
5,150	CBOE Holdings, Inc.	410,043
2,736	Chubb Ltd.	359,757
4,563	Cincinnati Financial Corp.	322,056
3,101	CME Group, Inc.	375,469
9,150	CNA Financial Corp.	381,097
6,389	Commerce Bancshares, Inc.	361,170
1,849	Credit Acceptance Corp.(b)	379,563
3,798	Endurance Specialty Holdings Ltd.	352,037
3,267	Erie Indemnity Co., Class A	366,263
1,663	Everest Re Group Ltd.	365,744
2,215	FactSet Research Systems, Inc.	383,306
9,278	First American Financial Corp.	348,667
4,329	First Republic Bank	408,355
10,963	FNF Group	387,652
4,044	Hanover Insurance Group, Inc. (The)	339,453
7,431	Hartford Financial Services Group, Inc. (The)	361,964
6,321	Intercontinental Exchange, Inc.	368,894
20,229	KeyCorp	363,515
7,842	Loews Corp.	365,280
2,433	M&T Bank Corp.	395,533
390	Markel Corp.(b)	360,750
2,112	MarketAxess Holdings, Inc.	395,472
5,052	Marsh & McLennan Cos., Inc.	343,637
5,996	Mercury General Corp.	379,247
44,777	MFA Financial, Inc. REIT	353,290
3,484	Moody’s Corp.	361,186
4,803	Morningstar, Inc.	365,748

5,464	Nasdaq, Inc.	$385,431
19,595	Old Republic International Corp.	407,576
18,705	People’s United Financial, Inc.	350,719
3,168	PNC Financial Services Group, Inc. (The)	381,617
6,247	ProAssurance Corp.	339,837
10,653	Progressive Corp. (The)	398,848
2,869	Reinsurance Group of America, Inc.	359,973
2,682	RenaissanceRe Holdings Ltd. (Bermuda)	365,610
15,583	Starwood Property Trust, Inc. REIT	346,878
10,132	Synchrony Financial	362,928
18,795	TFS Financial Corp.	328,725
8,104	Thomson Reuters Corp.	363,383
4,996	Torchmark Corp.	367,406
40,387	Two Harbors Investment Corp. REIT	354,194
7,057	U.S. Bancorp	371,551
6,444	Validus Holdings Ltd.	367,308
5,667	W.R. Berkley Corp.	380,879
6,617	Wells Fargo & Co.	372,736
424	White Mountains Insurance Group Ltd.	385,738
9,692	XL Group Ltd. (Bermuda)	364,128

		24,722,682

	Health Care - 9.8%
3,120	ABIOMED, Inc.(b)	331,874
2,676	Aetna, Inc.	317,400
4,490	AmerisourceBergen Corp.	391,887
2,457	Anthem, Inc.	378,722
7,892	Baxter International, Inc.	378,106
2,071	Becton, Dickinson and Co.	367,168
1,191	Biogen, Inc.(b)	330,193
2,045	Bio-Rad Laboratories, Inc., Class A(b)	388,714
3,323	Bio-Techne Corp.	338,115
17,327	Boston Scientific Corp.(b)	416,888
1,684	C.R. Bard, Inc.	399,664
4,931	Cardinal Health, Inc.	369,628
6,156	Centene Corp.(b)	389,490
7,034	Cerner Corp.(b)	377,796
4,987	Charles River Laboratories International, Inc.(b)	402,950
2,599	Cigna Corp.	380,026
2,129	Cooper Cos., Inc. (The)	393,035
4,541	Danaher Corp.	381,081
4,277	Edwards Lifesciences Corp.(b)	411,618
5,282	Eli Lilly & Co.	406,872
5,140	Envision Healthcare Corp.(b)	349,520
5,002	HCA Holdings, Inc.(b)	401,561
6,649	Hill-Rom Holdings, Inc.	391,427
9,147	Hologic, Inc.(b)	370,728
1,647	Humana, Inc.	326,929
2,976	IDEXX Laboratories, Inc.(b)	364,054
2,661	Illumina, Inc.(b)	426,026
544	Intuitive Surgical, Inc.(b)	376,823
3,146	Johnson & Johnson	356,285
6,457	LifePoint Health, Inc.(b)	383,223
5,419	MEDNAX, Inc.(b)	370,389
4,796	Medtronic PLC	364,592
4,056	Perrigo Co. PLC	308,864
10,895	Pfizer, Inc.	345,698
11,618	Premier, Inc., Class A(b)	370,149
4,558	Quintiles IMS Holdings, Inc.(b)	357,757
3,081	Stryker Corp.	380,596
2,397	Teleflex, Inc.	402,049
2,212	UnitedHealth Group, Inc.	358,565
2,846	Universal Health Services, Inc., Class B	320,545
1,559	Varex Imaging Corp.(b)	44,821
3,898	Varian Medical Systems, Inc.(b)	302,680

Schedule of Investments(a)

2,556	WellCare Health Plans, Inc.(b)	$372,000

		15,596,508

	Industrials - 11.6%
2,039	3M Co.	356,458
6,357	AGCO Corp.	399,220
4,310	Alaska Air Group, Inc.	404,364
1,039	AMERCO	391,360
7,395	AMETEK, Inc.	377,884
5,832	B/E Aerospace, Inc.	358,493
8,942	BWX Technologies, Inc.	371,004
4,678	C.H. Robinson Worldwide, Inc.	355,809
3,122	Carlisle Cos., Inc.	340,641
3,055	Cintas Corp.	354,716
9,310	Colfax Corp.(b)	363,090
24,296	Covanta Holding Corp.	391,166
2,470	Cummins, Inc.	363,115
3,495	Deere & Co.	374,140
3,100	Equifax, Inc.	363,568
6,639	Expeditors International of Washington, Inc.	345,759
1,997	General Dynamics Corp.	361,617
11,384	General Electric Co.	338,105
4,311	Graco, Inc.	386,222
1,587	HEICO Corp.	122,120
3,357	HEICO Corp., Class A	222,569
3,073	Honeywell International, Inc.	363,597
1,959	Huntington Ingalls Industries, Inc.	379,968
17,658	JetBlue Airways Corp.(b)	346,273
3,947	Kansas City Southern	339,087
8,415	KAR Auction Services, Inc.	383,303
5,519	Kirby Corp.(b)	355,700
4,299	Landstar System, Inc.	363,695
1,320	Lockheed Martin Corp.	331,756
3,969	MSC Industrial Direct Co., Inc., Class A	405,433
8,124	Nielsen Holdings PLC	332,353
1,403	Northrop Grumman Corp.	321,399
4,104	Orbital ATK, Inc.	356,843
5,634	PACCAR, Inc.	379,224
24,708	Pitney Bowes, Inc.	393,351
10,384	Quanta Services, Inc.(b)	372,682
2,342	Raytheon Co.	337,623
6,310	Republic Services, Inc.	362,068
3,777	Rockwell Collins, Inc.	342,800
10,898	Rollins, Inc.	384,263
2,122	Snap-on, Inc.	385,207
6,298	Spirit Airlines, Inc.(b)	340,344
4,799	Stericycle, Inc.(b)	370,195
6,704	Toro Co. (The)	395,067
1,393	TransDigm Group, Inc.	301,445
3,021	United Parcel Service, Inc., Class B	329,682
3,251	United Technologies Corp.	356,537
4,215	Verisk Analytics, Inc.(b)	348,328
1,519	W.W. Grainger, Inc.	383,654
4,136	Wabtec Corp.	358,343
5,037	Waste Management, Inc.	350,071
2,350	Watsco, Inc.	358,939

		18,470,650

	Information Technology - 11.8%
9,565	Activision Blizzard, Inc.	384,609
3,406	Adobe Systems, Inc.(b)	386,172
5,250	Akamai Technologies, Inc.(b)	360,097
5,938	Amdocs Ltd.	348,620
5,130	Amphenol Corp., Class A	346,224
3,724	ANSYS, Inc.(b)	347,300
3,647	Automatic Data Processing, Inc.	368,311
7,630	Avnet, Inc.	354,337

9,464	Black Knight Financial Services, Inc., Class A(b)	$344,963
5,409	Broadridge Financial Solutions, Inc.	359,861
28,376	Brocade Communications Systems, Inc.	353,849
10,956	CA, Inc.	342,594
13,324	Cadence Design Systems, Inc.(b)	346,824
6,069	CDK Global, Inc.	379,616
6,834	CDW Corp.	352,019
6,357	Cognizant Technology Solutions Corp., Class A(b)	334,315
7,490	Conduent, Inc.(b)	112,050
9,281	CoreLogic, Inc.(b)	327,341
14,011	Cree, Inc.(b)	386,423
7,587	Dolby Laboratories, Inc., Class A	363,493
6,866	EchoStar Corp., Class A(b)	349,685
4,419	Electronic Arts, Inc.(b)	368,677
4,882	Euronet Worldwide, Inc.(b)	349,161
2,488	F5 Networks, Inc.(b)	333,467
2,957	Facebook, Inc., Class A(b)	385,356
4,536	Fidelity National Information Services, Inc.	360,249
11,692	First Solar, Inc.(b)	364,673
3,347	Fiserv, Inc.(b)	359,568
2,345	FleetCor Technologies, Inc.(b)	345,864
9,751	FLIR Systems, Inc.	344,503
11,633	Fortinet, Inc.(b)	386,914
14,633	Genpact Ltd.(b)	361,142
3,381	Harris Corp.	347,263
16,770	Jabil Circuit, Inc.	402,145
4,051	Jack Henry & Associates, Inc.	363,699
5,600	Linear Technology Corp.	353,528
3,472	Mastercard, Inc., Class A	369,178
4,363	Motorola Solutions, Inc.	352,138
11,882	National Instruments Corp.	373,332
8,713	Oracle Corp.	349,478
5,940	Paychex, Inc.	358,123
13,546	Sabre Corp.	331,877
4,556	Skyworks Solutions, Inc.	417,967
11,668	SS&C Technologies Holdings, Inc.	374,893
5,790	Synopsys, Inc.(b)	364,133
2,352	Tyler Technologies, Inc.(b)	343,439
6,285	Vantiv, Inc., Class A(b)	391,178
4,441	VeriSign, Inc.(b)	356,213
4,529	Visa, Inc., Class A	374,594
4,315	VMware, Inc., Class A(b)	377,735
16,650	Western Union Co. (The)	326,007
37,450	Xerox Corp.	259,528
6,487	Xilinx, Inc.	377,543

		18,772,268

	Materials - 3.2%
4,785	AptarGroup, Inc.	349,161
4,665	Ball Corp.	355,753
6,993	Bemis Co., Inc.	340,699
6,875	Cabot Corp.	380,669
4,515	Compass Minerals International, Inc.	377,454
3,000	Ecolab, Inc.	360,390
3,409	Monsanto Co.	369,229
837	NewMarket Corp.	360,889
3,837	Scotts Miracle-Gro Co. (The)	352,889
7,679	Sealed Air Corp.	372,431
7,166	Silgan Holdings, Inc.	419,283
10,666	Southern Copper Corp. (Peru)	409,148
36,551	Tahoe Resources, Inc.	334,076
5,366	W.R. Grace & Co.	372,078

		5,154,149

	Real Estate - 11.2%
7,433	American Campus Communities, Inc. REIT	361,392

Schedule of Investments(a)

3,424	American Tower Corp. REIT	$354,384
8,317	Apartment Investment & Management Co., Class A REIT	366,530
19,237	Apple Hospitality REIT, Inc. REIT	385,125
2,129	AvalonBay Communities, Inc. REIT	368,977
14,380	Brixmor Property Group, Inc. REIT	346,989
4,449	Camden Property Trust REIT	371,803
4,196	Crown Castle International Corp. REIT	368,535
14,205	CubeSmart REIT	356,972
8,306	CyrusOne, Inc. REIT	400,017
23,006	DDR Corp. REIT	349,231
3,841	Digital Realty Trust, Inc. REIT	413,407
5,103	EPR Properties REIT	377,469
1,034	Equinix, Inc. REIT	398,069
12,041	Equity Commonwealth REIT(b)	371,344
5,043	Equity LifeStyle Properties, Inc. REIT	372,879
11,727	Equity One, Inc. REIT	365,765
5,835	Equity Residential REIT	354,593
1,622	Essex Property Trust, Inc. REIT	363,815
4,991	Extra Space Storage, Inc. REIT	359,602
2,494	Federal Realty Investment Trust REIT	350,232
11,477	Gaming and Leisure Properties, Inc. REIT	363,018
13,818	GGP, Inc. REIT	343,239
12,382	Healthcare Trust of America, Inc., Class A REIT	359,945
10,611	Iron Mountain, Inc. REIT	379,874
13,710	Kimco Realty Corp. REIT	341,242
4,311	Life Storage, Inc. REIT	351,131
5,158	Macerich Co. (The) REIT	354,303
3,873	Mid-America Apartment Communities, Inc. REIT	367,741
8,204	National Retail Properties, Inc. REIT	357,694
12,040	OMEGA Healthcare Investors, Inc. REIT	386,123
17,829	Piedmont Office Realty Trust, Inc., Class A REIT	387,246
1,673	Public Storage REIT	359,695
13,209	Rayonier, Inc. REIT	368,399
6,316	Realty Income Corp. REIT	376,623
5,239	Regency Centers Corp. REIT	365,315
22,946	Retail Properties of America, Inc., Class A REIT	343,502
19,389	Senior Housing Properties Trust REIT	369,360
1,949	Simon Property Group, Inc. REIT	358,168
32,452	Spirit Realty Capital, Inc. REIT	341,395
14,165	STORE Capital Corp. REIT	335,144
4,852	Sun Communities, Inc. REIT	382,144
10,158	Tanger Factory Outlet Centers, Inc. REIT	347,302
4,818	Taubman Centers, Inc. REIT	341,307
10,287	UDR, Inc. REIT	359,531
5,795	Ventas, Inc. REIT	357,378
9,861	Weingarten Realty Investors REIT	351,347
5,578	Welltower, Inc. REIT	369,821
6,025	WP Carey, Inc. REIT	373,189

		17,848,306

	Telecommunication Services - 1.2%
9,186	AT&T, Inc.	387,282
14,888	CenturyLink, Inc.	385,004
3,586	SBA Communications Corp., Class A REIT(b)	377,462
6,459	T-Mobile US, Inc.(b)	402,202
7,017	Verizon Communications, Inc.	343,903

		1,895,853

	Utilities - 7.7%
9,748	Alliant Energy Corp.	367,012
7,129	Ameren Corp.	375,342
5,930	American Electric Power Co., Inc.	379,876

4,832	American Water Works Co., Inc.	$354,862
11,778	Aqua America, Inc.	358,169
4,990	Atmos Energy Corp.	380,138
9,808	Avangrid, Inc.	380,550
8,706	CMS Energy Corp.	370,876
5,019	Consolidated Edison, Inc.	373,163
4,778	Dominion Resources, Inc.	364,466
3,812	DTE Energy Co.	376,016
4,747	Duke Energy Corp.	372,829
5,092	Edison International	371,105
5,095	Entergy Corp.	365,006
6,873	Eversource Energy	380,214
10,912	Exelon Corp.	391,523
13,269	Great Plains Energy, Inc.	365,561
11,518	Hawaiian Electric Industries, Inc.	385,623
3,107	NextEra Energy, Inc.	384,398
15,960	NiSource, Inc.	357,025
11,211	OGE Energy Corp.	376,017
5,955	PG&E Corp.	368,555
4,801	Pinnacle West Capital Corp.	372,702
10,465	PPL Corp.	364,601
8,589	Public Service Enterprise Group, Inc.	380,063
4,965	SCANA Corp.	341,095
3,509	Sempra Energy	359,286
7,479	Southern Co. (The)	369,687
7,816	UGI Corp.	362,428
7,226	Vectren Corp.	396,635
6,252	WEC Energy Group, Inc.	369,181
6,147	Westar Energy, Inc.	336,179
8,976	Xcel Energy, Inc.	370,888

		12,221,071

	Total Investments
	(Cost $149,783,372)(c) - 100.0%	159,528,331
	Other assets less liabilities - 0.0%	37,913

	Net Assets - 100.0%	$159,566,244

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $151,350,081. The net unrealized appreciation was $8,178,250, which consisted of aggregate gross unrealized appreciation of $13,111,799 and aggregate gross unrealized depreciation of $4,933,549.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.6%
2,620	AutoZone, Inc.(b)	$1,899,448
31,910	Comcast Corp., Class A	2,406,652
20,339	Genuine Parts Co.	1,969,018
15,159	Home Depot, Inc. (The)	2,085,575
80,570	Interpublic Group of Cos., Inc. (The)	1,895,812
38,126	Leggett & Platt, Inc.	1,819,373
25,213	Lowe’s Cos., Inc.	1,842,566
21,689	McDonald’s Corp.	2,658,421
25,143	Omnicom Group, Inc.	2,153,498
33,960	Starbucks Corp.	1,875,271
23,804	TJX Cos., Inc. (The)	1,783,396
20,852	Walt Disney Co. (The)	2,307,274

		24,696,304

	Consumer Staples - 14.9%
43,019	Brown-Forman Corp., Class B	1,961,666
63,553	Coca-Cola Co. (The)	2,641,898
35,779	Colgate-Palmolive Co.	2,310,608
53,396	Conagra Brands, Inc.	2,087,250
13,642	Costco Wholesale Corp.	2,236,606
26,158	CVS Health Corp.	2,061,512
23,902	Estee Lauder Cos., Inc. (The), Class A	1,941,081
28,508	Kellogg Co.	2,072,817
23,665	McCormick & Co., Inc.	2,261,191
17,729	Molson Coors Brewing Co., Class B	1,711,203
27,668	PepsiCo, Inc.	2,871,385
26,804	Philip Morris International, Inc.	2,576,668
30,938	Procter & Gamble Co. (The)	2,710,169
41,123	Sysco Corp.	2,157,313

		31,601,367

	Financials - 15.8%
29,975	Aflac, Inc.	2,097,950
35,937	Allstate Corp. (The)	2,702,822
19,375	Aon PLC	2,183,563
41,557	Arthur J. Gallagher & Co.	2,237,013
15,117	Berkshire Hathaway, Inc., Class B(b)	2,481,304
16,839	Chubb Ltd.	2,214,160
31,234	Cincinnati Financial Corp.	2,204,496
16,453	CME Group, Inc.	1,992,129
46,036	Loews Corp.	2,144,357
34,589	Marsh & McLennan Cos., Inc.	2,352,744
28,030	Nasdaq, Inc.	1,977,236
66,093	Progressive Corp. (The)	2,474,522
28,379	Torchmark Corp.	2,086,992
19,475	Travelers Cos., Inc. (The)	2,293,765
37,750	U.S. Bancorp	1,987,538

		33,430,591

	Health Care - 18.4%
39,774	Baxter International, Inc.	1,905,572
12,401	Becton, Dickinson and Co.	2,198,573
9,935	C.R. Bard, Inc.	2,357,874
29,945	Danaher Corp.	2,512,984
30,152	DaVita, Inc.(b)	1,922,190
31,153	DENTSPLY Sirona, Inc.	1,766,375

11,679	Henry Schein, Inc.(b)	$1,867,005
3,022	Intuitive Surgical, Inc.(b)	2,093,309
23,583	Johnson & Johnson	2,670,775
14,222	Laboratory Corp. of America Holdings(b)	1,908,735
26,505	Medtronic PLC	2,014,910
28,251	Merck & Co., Inc.	1,751,279
4,152	Mettler-Toledo International, Inc.(b)	1,771,368
64,499	Pfizer, Inc.	2,046,553
24,927	Quest Diagnostics, Inc.	2,291,290
19,008	Stryker Corp.	2,348,058
11,548	Thermo Fisher Scientific, Inc.	1,759,800
12,760	UnitedHealth Group, Inc.	2,068,396
100	Varex Imaging Corp.(b)	2,875
21,577	Varian Medical Systems, Inc.(b)	1,675,454

		38,933,375

	Industrials - 24.4%
13,154	3M Co.	2,299,582
39,246	AMETEK, Inc.	2,005,470
26,406	C.H. Robinson Worldwide, Inc.	2,008,440
17,255	Cintas Corp.	2,003,478
15,696	Equifax, Inc.	1,840,827
42,122	Expeditors International of Washington, Inc.	2,193,714
13,070	General Dynamics Corp.	2,366,716
72,104	General Electric Co.	2,141,489
17,363	Honeywell International, Inc.	2,054,390
17,348	Illinois Tool Works, Inc.	2,206,666
19,913	J.B. Hunt Transport Services, Inc.	1,972,980
13,146	L3 Technologies, Inc.	2,086,139
9,052	Lockheed Martin Corp.	2,275,039
9,550	Northrop Grumman Corp.	2,187,714
15,256	Raytheon Co.	2,199,305
48,543	Republic Services, Inc.	2,785,397
20,605	Rockwell Collins, Inc.	1,870,110
10,187	Roper Technologies, Inc.	1,954,376
14,862	Stanley Black & Decker, Inc.	1,842,888
24,393	United Parcel Service, Inc., Class B	2,662,008
19,897	United Technologies Corp.	2,182,104
24,722	Verisk Analytics, Inc.(b)	2,043,026
38,670	Waste Management, Inc.	2,687,565
37,216	Xylem, Inc.	1,835,121

		51,704,544

	Information Technology - 12.2%
14,871	Accenture PLC, Class A	1,693,361
31,851	Amphenol Corp., Class A	2,149,624
23,743	Automatic Data Processing, Inc.	2,397,806
57,559	CA, Inc.	1,799,870
20,881	Fiserv, Inc.(b)	2,243,246
11,720	International Business Machines Corp.	2,045,374
15,995	Intuit, Inc.	1,896,687
25,050	KLA-Tencor Corp.	2,132,005
17,406	Mastercard, Inc., Class A	1,850,780
21,753	Motorola Solutions, Inc.	1,755,685
46,748	Oracle Corp.	1,875,062
36,168	Paychex, Inc.	2,180,569
25,330	Texas Instruments, Inc.	1,913,428

		25,933,497

	Materials - 2.7%
13,926	Air Products & Chemicals, Inc.	1,946,298
15,539	Ecolab, Inc.	1,866,700
16,976	Praxair, Inc.	2,010,637

		5,823,635

	Total Investments
	(Cost $199,022,860)(c) - 100.0%	212,123,313
	Other assets less liabilities - 0.0%	6,121

	Net Assets - 100.0%	$212,129,434

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $200,036,683. The net unrealized appreciation was $12,086,630, which consisted of aggregate gross unrealized appreciation of $14,478,187 and aggregate gross unrealized depreciation of $2,391,557.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 9.5%
228,953	BorgWarner, Inc.	$9,348,151
120,567	CarMax, Inc.(b)	8,043,025
248,677	D.R. Horton, Inc.	7,437,929
112,472	Delphi Automotive PLC	7,879,788
96,312	Harman International Industries, Inc.	10,706,042
526,079	News Corp., Class A	6,465,511
84,107	Royal Caribbean Cruises Ltd.	7,874,938
199,307	Under Armour, Inc., Class A(b)	4,283,108
168,564	Viacom, Inc., Class B	7,103,287
82,824	Wynn Resorts Ltd.	8,400,838

		77,542,617

	Energy - 28.3%
150,972	Anadarko Petroleum Corp.	10,497,083
143,810	Apache Corp.	8,602,714
116,080	Baker Hughes, Inc.	7,322,326
2,390,972	Chesapeake Energy Corp.(b)	15,421,769
59,418	Cimarex Energy Co.	8,033,908
63,076	Concho Resources, Inc.(b)	8,795,317
175,515	ConocoPhillips	8,558,111
248,682	Devon Energy Corp.	11,324,978
139,841	Halliburton Co.	7,910,805
124,717	Helmerich & Payne, Inc.	8,874,862
181,376	Hess Corp.	9,826,952
386,680	Kinder Morgan, Inc.	8,638,431
721,258	Marathon Oil Corp.	12,081,072
187,493	Marathon Petroleum Corp.	9,009,039
383,620	Murphy Oil Corp.	11,090,454
199,170	National Oilwell Varco, Inc.	7,530,618
206,590	Newfield Exploration Co.(b)	8,280,127
196,083	Noble Energy, Inc.	7,796,260
169,150	ONEOK, Inc.	9,321,857
36,716	Pioneer Natural Resources Co.	6,617,325
676,825	Southwestern Energy Co.(b)	6,098,193
214,190	TechnipFMC PLC (United Kingdom)(b)	7,201,068
81,153	Tesoro Corp.	6,561,220
901,008	Transocean Ltd.(b)	12,587,082
442,046	Williams Cos., Inc. (The)	12,748,607

		230,730,178

	Financials - 29.9%
66,266	Affiliated Managers Group, Inc.(b)	10,096,288
69,158	Ameriprise Financial, Inc.	7,764,369
400,715	Bank of America Corp.	9,072,188
135,240	Bank of New York Mellon Corp. (The)	6,049,285
18,705	BlackRock, Inc.	6,995,296
79,853	Capital One Financial Corp.	6,978,354
231,605	Charles Schwab Corp. (The)	9,551,390
154,263	Citigroup, Inc.	8,612,503
127,847	Comerica, Inc.	8,633,508
236,834	E*TRADE Financial Corp.(b)	8,869,433
289,042	Fifth Third Bancorp	7,543,996
199,370	Franklin Resources, Inc.	7,922,964
32,989	Goldman Sachs Group, Inc. (The)	7,565,038
544,740	Huntington Bancshares, Inc.	7,370,332
276,951	Invesco Ltd.(c)	8,009,423
84,243	JPMorgan Chase & Co.	7,129,485

407,656	KeyCorp	$7,325,578
143,621	Lincoln National Corp.	9,695,854
129,507	MetLife, Inc.	7,046,476
66,603	Moody’s Corp.	6,904,733
216,247	Morgan Stanley	9,188,335
454,344	Navient Corp.	6,833,334
85,341	Northern Trust Corp.	7,079,889
135,648	Principal Financial Group, Inc.	7,744,144
73,541	Prudential Financial, Inc.	7,729,895
615,408	Regions Financial Corp.	8,868,029
98,195	State Street Corp.	7,482,459
133,264	SunTrust Banks, Inc.	7,572,060
194,513	Synchrony Financial	6,967,456
164,388	Unum Group	7,468,147
201,944	Zions Bancorporation	8,520,017

		244,590,258

	Health Care - 5.6%
59,076	Alexion Pharmaceuticals, Inc.(b)	7,720,052
53,095	Celgene Corp.(b)	6,166,984
416,155	Endo International PLC(b)	5,093,737
53,493	Illumina, Inc.(b)	8,564,229
95,848	Mallinckrodt PLC(b)	4,670,673
173,508	Mylan NV(b)	6,601,980
79,268	Vertex Pharmaceuticals, Inc.(b)	6,806,743

		45,624,398

	Industrials - 7.0%
157,167	American Airlines Group, Inc.	6,954,640
428,424	Arconic, Inc.	9,763,783
139,632	Flowserve Corp.	6,864,309
106,388	Pentair PLC (United Kingdom)	6,237,528
97,266	Ryder System, Inc.	7,547,842
115,608	United Continental Holdings, Inc.(b)	8,146,896
89,251	United Rentals, Inc.(b)	11,291,144

		56,806,142

	Information Technology - 11.8%
103,067	Akamai Technologies, Inc.(b)	7,069,365
98,579	Autodesk, Inc.(b)	8,018,416
210,194	First Solar, Inc.(b)	6,555,951
311,407	Hewlett Packard Enterprise Co.	7,062,711
436,261	HP, Inc.	6,565,728
511,272	Micron Technology, Inc.(b)	12,326,768
156,441	Qorvo, Inc.(b)	10,045,077
217,323	Seagate Technology PLC	9,812,133
113,985	Skyworks Solutions, Inc.	10,456,984
251,491	Teradata Corp.(b)	7,383,776
142,720	Western Digital Corp.	11,379,065

		96,675,974

	Materials - 4.7%
78,545	Albemarle Corp.	7,276,409
129,940	FMC Corp.	7,817,190
891,776	Freeport-McMoRan, Inc.(b)	14,848,070
156,910	WestRock Co.	8,372,718

		38,314,387

	Real Estate - 1.1%
301,450	CBRE Group, Inc., Class A(b)	9,152,022

	Telecommunication Services - 0.9%
119,238	Level 3 Communications, Inc.(b)	7,089,891

	Utilities - 1.2%
604,309	NRG Energy, Inc.	9,995,271

	Total Common Stocks (Cost $773,947,168)	816,521,138

Schedule of Investments(a)

	Money Market Fund - 0.0%
340,459	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $340,459)	$340,459

	Total Investments (Cost $774,287,627)(e) - 100.0%	816,861,597
	Other assets less liabilities - 0.0%	274,307

	Net Assets - 100.0%	$817,135,904

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2017	Dividend Income
Invesco Ltd.	$5,013,644	$5,788,412	$(2,765,108)	$10,836	$(38,361)	$8,009,423	$53,586

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $779,047,614. The net unrealized appreciation was $37,813,983, which consisted of aggregate gross unrealized appreciation of $58,152,449 and aggregate gross unrealized depreciation of $20,338,466.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Low Volatility (SPHD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.3%
	Consumer Discretionary - 9.1%
1,562,830	Coach, Inc.	$58,371,700
5,844,225	Ford Motor Co.	72,234,621
1,757,001	General Motors Co.	64,323,807
2,635,470	Mattel, Inc.	69,075,669

		264,005,797

	Consumer Staples - 10.7%
731,739	Altria Group, Inc.	52,085,182
1,200,705	Coca-Cola Co. (The)	49,913,307
715,859	General Mills, Inc.	44,726,870
394,481	Kimberly-Clark Corp.	47,783,484
700,487	Philip Morris International, Inc.	67,337,815
538,774	Procter & Gamble Co. (The)	47,196,602

		309,043,260

	Energy - 5.7%
466,683	Chevron Corp.	51,965,152
578,088	Exxon Mobil Corp.	48,495,803
930,717	Occidental Petroleum Corp.	63,074,691

		163,535,646

	Financials - 4.4%
621,411	CME Group, Inc.	75,240,444
2,760,874	People’s United Financial, Inc.	51,766,387

		127,006,831

	Health Care - 5.5%
895,456	AbbVie, Inc.	54,721,316
764,904	Merck & Co., Inc.	47,416,399
1,767,090	Pfizer, Inc.	56,069,766

		158,207,481

	Industrials - 6.8%
201	Boeing Co. (The)	32,848
514,188	Caterpillar, Inc.	49,187,224
20	Cummins, Inc.	2,940
732,117	Eaton Corp. PLC	51,819,241
861,417	Emerson Electric Co.	50,530,721
1,461,592	General Electric Co.	43,409,282
57	PACCAR, Inc.	3,837

		194,986,093

	Information Technology - 9.8%
1,444,591	CA, Inc.	45,172,360
1,595,037	Cisco Systems, Inc.	48,999,537
163	Intel Corp.	6,002
280,668	International Business Machines Corp.	48,982,179
860,026	QUALCOMM, Inc.	45,951,189
2,149,889	Western Union Co. (The)	42,094,827
7,623,239	Xerox Corp.	52,829,046

		284,035,140

	Materials - 3.4%
803,357	Dow Chemical Co. (The)	47,904,178
895,677	International Paper Co.	50,695,318
90	LyondellBasell Industries NV, Class A	8,394
199	Nucor Corp.	11,560

		98,619,450

	Real Estate - 18.6%
706,132	Crown Castle International Corp. REIT	62,019,574

161	Host Hotels & Resorts, Inc. REIT	$2,909
2,470,870	Iron Mountain, Inc. REIT	88,457,146
2,412,946	Kimco Realty Corp. REIT	60,058,226
825,535	Macerich Co. (The) REIT	56,705,999
1,041,916	Realty Income Corp. REIT	62,129,451
1,139,818	Ventas, Inc. REIT	70,292,576
1,137,821	Welltower, Inc. REIT	75,437,532
1,972,295	Weyerhaeuser Co. REIT	61,792,003

		536,895,416

	Telecommunication Services - 4.5%
1,626,211	AT&T, Inc.	68,561,056
1,265,511	Verizon Communications, Inc.	62,022,694

		130,583,750

	Utilities - 21.8%
4,961,781	AES Corp. (The)	56,762,775
2,431,003	CenterPoint Energy, Inc.	63,716,589
744,501	Consolidated Edison, Inc.	55,353,649
721,711	Dominion Resources, Inc.	55,052,115
835,627	Duke Energy Corp.	65,630,145
984,574	Entergy Corp.	70,534,881
326	Exelon Corp.	11,697
2,341,934	FirstEnergy Corp.	71,007,439
1,921,659	PPL Corp.	66,950,599
1,281,560	Public Service Enterprise Group, Inc.	56,709,030
1,385,953	Southern Co. (The)	68,507,657

		630,236,576

	Total Investments (Cost $2,838,508,892)(b) - 100.3%	2,897,155,440
	Other assets less liabilities - (0.3)%	(9,842,370)

	Net Assets - 100.0%	$2,887,313,070

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,851,675,886. The net unrealized appreciation was $45,479,554, which consisted of aggregate gross unrealized appreciation of $103,603,954 and aggregate gross unrealized depreciation of $58,124,400.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.9%
70,658	AutoZone, Inc.(b)	$51,225,637
863,270	Comcast Corp., Class A	65,107,823
550,013	Genuine Parts Co.	53,246,758
410,296	Home Depot, Inc. (The)	56,448,524
585,026	McDonald’s Corp.	71,706,637
680,045	Omnicom Group, Inc.	58,245,854
564,303	Walt Disney Co. (The)	62,440,127

		418,421,360

	Consumer Staples - 18.7%
1,026,741	Altria Group, Inc.	73,083,424
1,163,961	Brown-Forman Corp., Class B	53,076,622
1,345,633	Church & Dwight Co., Inc.	60,849,524
553,315	Clorox Co. (The)	66,397,800
1,714,510	Coca-Cola Co. (The)	71,272,181
964,797	Colgate-Palmolive Co.	62,306,590
369,107	Costco Wholesale Corp.	60,515,093
708,182	CVS Health Corp.	55,811,823
706,936	Dr Pepper Snapple Group, Inc.	64,472,563
997,065	General Mills, Inc.	62,296,621
771,534	Kellogg Co.	56,098,237
540,297	Kimberly-Clark Corp.	65,446,176
640,178	McCormick & Co., Inc.	61,169,008
746,402	PepsiCo, Inc.	77,461,599
722,923	Philip Morris International, Inc.	69,494,588
834,630	Procter & Gamble Co. (The)	73,113,588
1,112,939	Sysco Corp.	58,384,780
719,978	Wal-Mart Stores, Inc.	48,051,332

		1,139,301,549

	Financials - 12.2%
811,016	Aflac, Inc.	56,763,010
976,885	Allstate Corp. (The)	73,471,521
524,463	Aon PLC	59,106,980
1,124,649	Arthur J. Gallagher & Co.	60,539,856
411,078	Berkshire Hathaway, Inc., Class B(b)	67,474,343
455,943	Chubb Ltd.	59,951,945
842,049	Cincinnati Financial Corp.	59,431,819
1,245,721	Loews Corp.	58,025,684
935,620	Marsh & McLennan Cos., Inc.	63,640,872
1,788,200	Progressive Corp. (The)	66,950,208
768,100	Torchmark Corp.	56,486,074
526,854	Travelers Cos., Inc. (The)	62,052,864

		743,895,176

	Health Care - 8.9%
335,259	Becton, Dickinson and Co.	59,438,068
269,082	C.R. Bard, Inc.	63,861,231
810,008	Danaher Corp.	67,975,871
636,135	Johnson & Johnson	72,042,289
716,980	Medtronic PLC	54,504,820
1,745,433	Pfizer, Inc.	55,382,589
674,728	Quest Diagnostics, Inc.	62,020,998
514,116	Stryker Corp.	63,508,749
100	Varex Imaging Corp.(b)	2,875

583,750	Varian Medical Systems, Inc.(b)	$45,328,188

		544,065,678

	Industrials - 16.9%
355,670	3M Co.	62,178,229
714,615	C.H. Robinson Worldwide, Inc.	54,353,617
1,139,711	Expeditors International of Washington, Inc.	59,356,149
352,659	General Dynamics Corp.	63,859,492
1,950,929	General Electric Co.	57,942,591
469,638	Honeywell International, Inc.	55,567,568
469,124	Illinois Tool Works, Inc.	59,672,573
355,385	L3 Technologies, Inc.	56,396,046
244,068	Lockheed Martin Corp.	61,341,611
258,124	Northrop Grumman Corp.	59,131,046
415,152	Raytheon Co.	59,848,312
1,309,739	Republic Services, Inc.	75,152,824
658,272	United Parcel Service, Inc., Class B	71,837,223
538,106	United Technologies Corp.	59,014,085
668,821	Verisk Analytics, Inc.(b)	55,271,367
1,043,168	Waste Management, Inc.	72,500,176
1,007,237	Xylem, Inc.	49,666,857

		1,033,089,766

	Information Technology - 4.0%
862,192	Amphenol Corp., Class A	58,189,338
642,737	Automatic Data Processing, Inc.	64,910,010
565,266	Fiserv, Inc.(b)	60,726,526
978,875	Paychex, Inc.	59,016,374

		242,842,248

	Materials - 1.8%
376,696	Air Products & Chemicals, Inc.	52,647,033
459,577	Praxair, Inc.	54,432,300

		107,079,333

	Real Estate - 5.5%
490,470	American Tower Corp. REIT	50,763,645
308,631	AvalonBay Communities, Inc. REIT	53,488,839
421,771	Boston Properties, Inc. REIT	55,209,824
693,479	Crown Castle International Corp. REIT	60,908,260
428,680	Federal Realty Investment Trust REIT	60,199,532
284,196	Simon Property Group, Inc. REIT	52,226,699

		332,796,799

	Telecommunication Services - 2.4%
1,910,138	AT&T, Inc.	80,531,418
1,362,918	Verizon Communications, Inc.	66,796,611

		147,328,029

	Utilities - 22.7%
1,495,434	Alliant Energy Corp.	56,303,090
1,184,030	Ameren Corp.	62,339,179
950,688	American Electric Power Co., Inc.	60,901,073
725,413	American Water Works Co., Inc.	53,274,331
1,481,001	CMS Energy Corp.	63,090,643
799,335	Consolidated Edison, Inc.	59,430,557
878,045	Dominion Resources, Inc.	66,977,273
649,520	DTE Energy Co.	64,068,653
765,357	Duke Energy Corp.	60,111,139
873,390	Edison International	63,652,663
793,267	Entergy Corp.	56,829,648
1,081,657	Eversource Energy	59,837,265
517,441	NextEra Energy, Inc.	64,017,801
2,397,702	NiSource, Inc.	53,636,594
1,024,514	PG&E Corp.	63,407,171
760,573	Pinnacle West Capital Corp.	59,043,282
1,618,546	PPL Corp.	56,390,143
1,369,566	Public Service Enterprise Group, Inc.	60,603,295
798,756	SCANA Corp.	54,874,537
550,487	Sempra Energy	56,364,364

Schedule of Investments(a)

1,336,779	Southern Co. (The)	$66,076,986
1,009,775	WEC Energy Group, Inc.	59,627,214
1,541,139	Xcel Energy, Inc.	63,679,863

		1,384,536,764

	Total Investments (Cost $5,765,160,496)(c) - 100.0%	6,093,356,702
	Other assets less liabilities - (0.0)%	(54,454)

	Net Assets - 100.0%	$6,093,302,248

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,803,706,112. The net unrealized appreciation was $289,650,590, which consisted of aggregate gross unrealized appreciation of $391,948,734 and aggregate gross unrealized depreciation of $102,298,144.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Momentum Portfolio (SPMO)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 11.5%
98	Amazon.com, Inc.(b)	$80,701
73	Coach, Inc.	2,727
26	Garmin Ltd.	1,255
262	Home Depot, Inc. (The)	36,046
100	Mattel, Inc.	2,621
198	McDonald’s Corp.	24,269
19	O’Reilly Automotive, Inc.(b)	4,983
18	Ulta Beauty, Inc.(b)	4,901

		157,503

	Consumer Staples - 15.0%
620	Altria Group, Inc.	44,132
53	Campbell Soup Co.	3,298
30	Clorox Co. (The)	3,600
54	Constellation Brands, Inc., Class A	8,087
49	Dr Pepper Snapple Group, Inc.	4,469
172	General Mills, Inc.	10,747
64	Hormel Foods Corp.	2,323
41	JM Smucker Co. (The)	5,570
72	Kellogg Co.	5,235
71	Kimberly-Clark Corp.	8,600
31	McCormick & Co., Inc.	2,962
54	Molson Coors Brewing Co., Class B	5,212
320	PepsiCo, Inc.	33,210
403	Philip Morris International, Inc.	38,740
180	Reynolds American, Inc.	10,823
215	Sysco Corp.	11,279
118	Tyson Foods, Inc., Class A	7,409

		205,696

	Financials - 0.5%
58	Cincinnati Financial Corp.	4,094
36	Nasdaq, Inc.	2,539

		6,633

	Health Care - 9.6%
369	Boston Scientific Corp.(b)	8,878
61	Edwards Lifesciences Corp.(b)	5,871
19	Henry Schein, Inc.(b)	3,037
10	Intuitive Surgical, Inc.(b)	6,927
894	Johnson & Johnson	101,245
50	Zimmer Biomet Holdings, Inc.	5,917

		131,875

	Industrials - 12.6%
141	3M Co.	24,650
22	Cintas Corp.	2,555
32	Equifax, Inc.	3,753
41	Fortune Brands Home & Security, Inc.	2,260
2,003	General Electric Co.	59,489
94	Illinois Tool Works, Inc.	11,957
23	L3 Technologies, Inc.	3,650
76	Lockheed Martin Corp.	19,101
94	Masco Corp.	3,097
49	Northrop Grumman Corp.	11,225
90	Raytheon Co.	12,974
66	Republic Services, Inc.	3,787
157	Waste Management, Inc.	10,912
62	Xylem, Inc.	3,057

		172,467

	Information Technology - 22.6%
207	Activision Blizzard, Inc.	$8,323
58	Alphabet, Inc., Class C(b)	46,214
345	Applied Materials, Inc.	11,816
69	CA, Inc.	2,158
497	Facebook, Inc., Class A(b)	64,769
57	Fiserv, Inc.(b)	6,123
364	Hewlett Packard Enterprise Co.	8,256
53	Microchip Technology, Inc.	3,570
1,537	Microsoft Corp.	99,367
252	NVIDIA Corp.	27,513
96	Paychex, Inc.	5,788
294	Texas Instruments, Inc.	22,209
19	VeriSign, Inc.(b)	1,524
52	Xilinx, Inc.	3,026

		310,656

	Materials - 1.3%
34	Albemarle Corp.	3,150
22	Avery Dennison Corp.	1,606
250	Newmont Mining Corp.	9,070
33	Vulcan Materials Co.	4,235

		18,061

	Real Estate - 6.3%
100	American Tower Corp. REIT	10,350
86	Crown Castle International Corp. REIT	7,553
69	Digital Realty Trust, Inc. REIT	7,426
22	Equinix, Inc. REIT	8,470
20	Federal Realty Investment Trust REIT	2,809
84	Iron Mountain, Inc. REIT	3,007
129	Kimco Realty Corp. REIT	3,211
27	Macerich Co. (The) REIT	1,855
166	Prologis, Inc. REIT	8,109
30	Public Storage REIT	6,450
115	Realty Income Corp. REIT	6,857
79	Simon Property Group, Inc. REIT	14,518
100	Ventas, Inc. REIT	6,167

		86,782

	Telecommunication Services - 11.0%
2,306	AT&T, Inc.	97,221
1,104	Verizon Communications, Inc.	54,107

		151,328

	Utilities - 9.6%
76	Alliant Energy Corp.	2,861
81	Ameren Corp.	4,265
137	American Electric Power Co., Inc.	8,776
84	American Water Works Co., Inc.	6,169
111	CenterPoint Energy, Inc.	2,909
101	CMS Energy Corp.	4,303
95	Consolidated Edison, Inc.	7,063
49	DTE Energy Co.	4,833
156	Duke Energy Corp.	12,252
104	Edison International	7,580
75	Eversource Energy	4,149
128	NextEra Energy, Inc.	15,836
139	NiSource, Inc.	3,109
135	PG&E Corp.	8,355
36	Pinnacle West Capital Corp.	2,795
166	PPL Corp.	5,784
55	SCANA Corp.	3,779
284	Southern Co. (The)	14,038
112	WEC Energy Group, Inc.	6,614
167	Xcel Energy, Inc.	6,900

		132,370

	Total Investments (Cost $1,268,605)(c) - 100.0%	1,373,371
	Other assets less liabilities - 0.0%	132

	Net Assets - 100.0%	$1,373,503

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,268,755. The net unrealized appreciation was $104,616, which consisted of aggregate gross unrealized appreciation of $128,732 and aggregate gross unrealized depreciation of $24,116.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500 Value Portfolio (SPVU)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 12.3%
70	AutoNation, Inc.(b)	$3,718
92	Bed Bath & Beyond, Inc.	3,712
195	Best Buy Co., Inc.	8,681
88	BorgWarner, Inc.	3,593
206	D.R. Horton, Inc.	6,162
3,181	Ford Motor Co.	39,317
178	Gap, Inc. (The)	4,099
1,422	General Motors Co.	52,060
146	Goodyear Tire & Rubber Co. (The)	4,729
103	Kohl’s Corp.	4,103
105	Lennar Corp., Class A	4,688
159	Macy’s, Inc.	4,697
215	News Corp., Class A	2,642
198	PulteGroup, Inc.	4,259
36	PVH Corp.	3,377
312	Staples, Inc.	2,870
276	Target Corp.	17,797
89	TEGNA, Inc.	2,039
143	Viacom, Inc., Class B	6,026
38	Whirlpool Corp.	6,646

		185,215

	Consumer Staples - 13.5%
421	Archer-Daniels-Midland Co.	18,633
180	Costco Wholesale Corp.	29,511
617	CVS Health Corp.	48,626
553	Kroger Co. (The)	18,780
168	Tyson Foods, Inc., Class A	10,549
1,073	Wal-Mart Stores, Inc.	71,612
145	Whole Foods Market, Inc.	4,382

		202,093

	Energy - 4.6%
314	Marathon Petroleum Corp.	15,088
259	Phillips 66	21,139
78	Tesoro Corp.	6,306
275	Transocean Ltd.(b)	3,842
338	Valero Energy Corp.	22,227

		68,602

	Financials - 39.6%
156	Aflac, Inc.	10,919
139	Allstate Corp. (The)	10,454
368	American International Group, Inc.	23,648
28	Assurant, Inc.	2,720
3,355	Bank of America Corp.	75,957
209	BB&T Corp.	9,654
460	Berkshire Hathaway, Inc., Class B(b)	75,504
208	Capital One Financial Corp.	18,177
138	Chubb Ltd.	18,146
1,181	Citigroup, Inc.	65,935
173	Citizens Financial Group, Inc.	6,257
242	Fifth Third Bancorp	6,316
114	Goldman Sachs Group, Inc. (The)	26,143
166	Hartford Financial Services Group, Inc. (The)	8,086
901	JPMorgan Chase & Co.	76,252

138	Leucadia National Corp.	$3,291
100	Lincoln National Corp.	6,751
118	Loews Corp.	5,496
492	MetLife, Inc.	26,770
599	Morgan Stanley	25,452
136	Navient Corp.	2,045
80	People’s United Financial, Inc.	1,500
137	PNC Financial Services Group, Inc. (The)	16,503
86	Principal Financial Group, Inc.	4,910
162	Progressive Corp. (The)	6,065
235	Prudential Financial, Inc.	24,701
391	Regions Financial Corp.	5,634
152	SunTrust Banks, Inc.	8,637
103	Travelers Cos., Inc. (The)	12,131
103	Unum Group	4,679
113	XL Group Ltd. (Bermuda)	4,245
52	Zions Bancorporation	2,194

		595,172

	Health Care - 14.2%
162	Aetna, Inc.	19,215
253	Allergan PLC(b)	55,379
137	AmerisourceBergen Corp.	11,957
182	Anthem, Inc.	28,054
237	Baxter International, Inc.	11,355
198	Cardinal Health, Inc.	14,842
120	Centene Corp.(b)	7,592
114	Endo International PLC(b)	1,395
354	Express Scripts Holding Co.(b)	24,384
72	Humana, Inc.	14,292
68	Mallinckrodt PLC(b)	3,314
142	McKesson Corp.	19,759
46	Patterson Cos., Inc.	1,914

		213,452

	Industrials - 4.6%
283	American Airlines Group, Inc.	12,523
277	Arconic, Inc.	6,313
385	Delta Air Lines, Inc.	18,187
80	Fluor Corp.	4,440
60	Jacobs Engineering Group, Inc.(b)	3,513
70	Quanta Services, Inc.(b)	2,512
28	Ryder System, Inc.	2,173
123	Textron, Inc.	5,827
186	United Continental Holdings, Inc.(b)	13,107

		68,595

	Information Technology - 3.5%
401	Corning, Inc.	10,623
77	First Solar, Inc.(b)	2,402
980	Hewlett Packard Enterprise Co.	22,226
765	HP, Inc.	11,513
755	Xerox Corp.	5,232

		51,996

	Materials - 2.5%
528	Dow Chemical Co. (The)	31,485
173	Mosaic Co. (The)	5,427

		36,912

	Telecommunication Services - 1.3%
384	CenturyLink, Inc.	9,930
172	Level 3 Communications, Inc.(b)	10,227

		20,157

	Utilities - 3.9%
127	Consolidated Edison, Inc.	9,442
296	Duke Energy Corp.	23,248
108	Entergy Corp.	7,737
468	Exelon Corp.	16,792

Schedule of Investments

127	NRG Energy, Inc.	$2,101

		59,320

	Total Investments (Cost $1,329,083)(c) - 100.0%	1,501,514
	Other assets less liabilities - (0.0)%	(143)

	Net Assets - 100.0%	$1,501,371

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,341,859. The net unrealized appreciation was $159,655, which consisted of aggregate gross unrealized appreciation of $182,861 and aggregate gross unrealized depreciation of $23,206.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 2.0%
252,107	Ambev SA	$1,378,575
114,890	Engie Brasil Energia SA	1,307,623
74,900	Telefonica Brasil SA (Preference Shares)	1,111,314
54,614	Ultrapar Participacoes SA	1,148,727

		4,946,239

	Chile - 5.2%
2,938,495	Aguas Andinas SA, Class A	1,600,669
16,121,393	Banco de Chile	1,930,864
27,332,069	Banco Santander Chile	1,485,333
378,122	Cencosud SA	1,103,166
118,944	Cia Cervecerias Unidas SA	1,350,107
118,916	Empresas COPEC SA	1,220,874
6,472,298	Enel Americas SA	1,162,984
166,744,724	Itau CorpBanca	1,372,269
200,525	S.A.C.I. Falabella	1,631,929

		12,858,195

	China - 8.3%
2,673,037	Agricultural Bank of China Ltd., H-Shares	1,123,045
2,432,078	Bank of China Ltd., H-Shares	1,109,572
1,366,356	Bank of Communications Co. Ltd., H-Shares	1,012,527
3,117,664	China Cinda Asset Management Co. Ltd., H-Shares	1,084,845
1,856,760	China CITIC Bank Corp. Ltd., H-Shares	1,227,574
542,769	China Conch Venture Holdings Ltd.	1,045,058
1,499,053	China Construction Bank Corp., H-Shares	1,120,520
5,776,766	China Huishan Dairy Holdings Co. Ltd.	2,159,024
973,898	China Minsheng Banking Corp. Ltd., H-Shares	1,076,900
113,019	China Mobile Ltd.	1,279,581
2,034,024	China Telecom Corp. Ltd., H-Shares	967,291
1,539,170	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	942,226
673,372	CITIC Ltd.	1,001,464
1,786,527	Industrial & Commercial Bank of China Ltd., H-Shares	1,100,556
833,439	Jiangsu Expressway Co. Ltd., H-Shares	1,045,108
736,461	Longfor Properties Co. Ltd.	1,064,921
2,330,182	People’s Insurance Co. Group of China Ltd. (The), H-Shares	912,931
42,911	Tencent Holdings Ltd.	1,130,379

		20,403,522

	Colombia - 0.5%
118,371	Bancolombia SA (Preference Shares)	1,117,892

	Czech Republic - 0.8%
60,340	CEZ AS	1,035,040
27,473	Komercni banka AS	972,400

		2,007,440

	Hong Kong - 0.4%
1,141,538	WH Group Ltd.(a)	870,937

	Hungary - 1.6%
19,735	MOL Hungarian Oil & Gas PLC	$1,392,007
39,260	OTP Bank PLC	1,206,825
58,872	Richter Gedeon Nyrt	1,267,907

		3,866,739

	India - 1.9%
18,734	HDFC Bank Ltd. ADR	1,291,335
64,393	Infosys Ltd. ADR	886,692
38,550	Reliance Industries Ltd. GDR(a)	1,195,050
133,976	Wipro Ltd. ADR	1,236,598

		4,609,675

	Indonesia - 1.4%
1,356,660	PT Bank Central Asia Tbk	1,554,533
3,276,102	PT Telekomunikasi Indonesia Persero Tbk	949,523
337,769	PT Unilever Indonesia Tbk	1,042,208

		3,546,264

	Malaysia - 14.6%
1,120,472	Axiata Group Bhd	1,196,485
1,075,395	CIMB Group Holdings Bhd	1,206,618
1,462,163	DiGi.com Bhd	1,637,279
1,514,989	Gamuda Bhd	1,645,129
965,713	Genting Malaysia Bhd	1,098,813
1,373,747	IHH Healthcare Bhd	1,953,856
1,913,407	IJM Corp. Bhd	1,429,818
1,177,259	IOI Corp. Bhd	1,172,076
399,078	Kuala Lumpur Kepong Bhd	2,171,301
998,392	Malayan Banking Bhd	1,852,756
920,374	Maxis Bhd	1,277,864
808,605	MISC Bhd	1,339,917
864,145	Petronas Chemicals Group Bhd	1,390,982
375,503	Petronas Dagangan Bhd	1,995,562
338,306	Petronas Gas Bhd	1,594,724
765,124	Public Bank Bhd	3,471,948
627,983	Sime Darby Bhd	1,263,196
2,150,633	Telekom Malaysia Bhd	2,888,874
838,572	Tenaga Nasional Bhd	2,536,825
1,535,400	Westports Holdings Bhd	1,445,449
3,622,700	YTL Corp. Bhd	1,243,143

		35,812,615

	Mexico - 9.5%
777,428	Alfa SAB de CV, Class A	1,013,316
736,952	Alpek SAB de CV	851,582
227,854	Arca Continental SAB de CV	1,234,713
199,197	Coca-Cola Femsa SAB de CV, Series L	1,241,482
774,985	Fibra Uno Administracion SA de CV REIT	1,113,161
180,781	Fomento Economico Mexicano SAB de CV	1,365,910
95,155	Gruma SAB de CV, Class B	1,285,967
130,680	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,017,014
81,669	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,188,524
445,999	Grupo Bimbo SAB de CV, Series A	993,150
89,808	Grupo Elektra SAB de CV	1,169,581
705,993	Grupo Financiero Inbursa SAB de CV, Class O	1,051,130
667,546	Grupo Financiero Santander Mexico SAB de CV, Series B	956,267
748,631	Grupo Lala SAB de CV	1,125,069
264,234	Grupo Televisa SAB, Series CPO(b)	1,183,792
268,204	Infraestructura Energetica Nova SAB de CV	1,189,176

Schedule of Investments

622,750	Kimberly-Clark de Mexico SAB de CV, Class A	$1,123,669
423,807	Mexichem SAB de CV	1,008,853
1,167,743	Nemak SAB de CV(a)	1,090,079
126,287	Promotora y Operadora de Infraestructura SAB de CV(c)	1,105,945
570,531	Wal-Mart de Mexico SAB de CV	1,014,057

		23,322,437

	Philippines - 3.5%
672,886	Aboitiz Equity Ventures, Inc.	1,004,630
69,356	Ayala Corp.	1,114,936
790,941	Bank of the Philippine Islands	1,424,059
500,650	BDO Unibank, Inc.	1,132,788
38,162	GT Capital Holdings, Inc.	999,965
231,867	Jollibee Foods Corp.	957,940
73,638	SM Investments Corp.	1,021,003
293,687	Universal Robina Corp.	961,941

		8,617,262

	Poland - 0.8%
753,310	Orange Polska SA	1,016,714
48,445	Polski Koncern Naftowy Orlen SA	982,946

		1,999,660

	Qatar - 1.0%
106,774	Masraf Al Rayan QSC	1,174,404
29,972	Qatar National Bank SAQ	1,339,223

		2,513,627

	Russia - 0.4%
68,016	PhosAgro PJSC GDR(a)	1,044,045

	South Africa - 1.5%
472,906	Life Healthcare Group Holdings Ltd.	1,178,757
49,690	Mondi Ltd.	1,091,374
135,545	Vodacom Group Ltd.	1,518,345

		3,788,476

	South Korea - 10.9%
3,177	CJ CheilJedang Corp.(c)	969,148
135,687	DGB Financial Group, Inc.(c)	1,152,423
6,733	E-Mart, Inc.	1,176,146
21,662	GS Holdings Corp.(c)	950,660
183,747	Hanwha Life Insurance Co. Ltd.(c)	1,018,269
11,319	Hyundai Department Store Co. Ltd.(c)	937,000
9,142	Hyundai Motor Co.	1,097,418
90,954	Industrial Bank of Korea(c)	993,990
31,787	Kangwon Land, Inc.(c)	894,445
29,283	KB Financial Group, Inc.(c)	1,184,322
3,154	KCC Corp.	943,133
32,221	Kia Motors Corp.	1,009,246
29,778	Korea Electric Power Corp.(c)	1,087,752
25,743	Korea Gas Corp.(c)	1,025,644
2,243	Korea Zinc Co. Ltd.(c)	945,762
36,331	KT Corp. ADR(c)	540,242
49,018	KT Corp.	1,240,108
21,294	LG Corp.(c)	1,084,764
94,488	LG Uplus Corp.	926,911
814	Lotte Chilsung Beverage Co. Ltd.(c)	1,014,961
641	Samsung Electronics Co. Ltd.	1,088,282
4,161	Samsung Fire & Marine Insurance Co. Ltd.	963,178
35,645	Samsung Securities Co., Ltd.(c)	993,803
29,642	Shinhan Financial Group Co. Ltd.(c)	1,170,784
6,013	SK Telecom Co. Ltd.	1,153,858
101,976	Woori Bank(c)	1,149,544

		26,711,793

	Taiwan - 23.5%
121,000	Advantech Co. Ltd.	1,022,938

1,118,707	Asia Cement Corp.	$954,680
141,838	Asustek Computer, Inc.	1,235,302
706,000	Chailease Holding Co. Ltd.	1,261,277
3,098,000	Chang Hwa Commercial Bank Ltd.	1,714,742
559,435	Cheng Shin Rubber Industry Co. Ltd.	1,110,089
4,095,000	China Airlines Ltd.	1,228,004
5,073,472	China Development Financial Holding Corp.	1,291,594
1,070,000	China Life Insurance Co. Ltd.	1,044,535
1,400,140	China Steel Corp.	1,130,082
596,222	Chunghwa Telecom Co. Ltd.	1,940,109
2,014,000	Compal Electronics, Inc.	1,211,124
2,248,053	CTBC Financial Holding Co. Ltd.	1,276,569
2,268,984	E.Sun Financial Holding Co. Ltd.	1,335,505
2,297,000	Eva Airways Corp.	1,106,511
2,607,000	Evergreen Marine Corp. Taiwan Ltd.(c)	1,072,874
1,626,432	Far Eastern New Century Corp.	1,349,047
680,993	Far EasTone Telecommunications Co. Ltd.	1,616,343
3,752,365	First Financial Holding Co. Ltd.	2,088,903
374,095	Formosa Chemicals & Fibre Corp.	1,155,248
293,235	Formosa Petrochemical Corp.	996,284
491,146	Formosa Plastics Corp.	1,413,302
623,875	Fubon Financial Holding Co. Ltd.	1,007,085
480,814	Hon Hai Precision Industry Co. Ltd.	1,283,868
3,302,892	Hua Nan Financial Holdings Co. Ltd.	1,733,318
1,761,777	Mega Financial Holding Co. Ltd.	1,309,558
610,930	Nan Ya Plastics Corp.	1,432,507
358,000	Powertech Technology, Inc.	976,488
149,353	President Chain Store Corp.	1,112,548
2,079,000	Qisda Corp.	1,084,402
810,000	Ruentex Development Co. Ltd.(c)	983,236
4,079,718	Shin Kong Financial Holding Co. Ltd.(c)	1,045,114
636,000	Siliconware Precision Industries Co. Ltd.	967,817
380,414	Simplo Technology Co. Ltd.	1,134,713
4,664,704	SinoPac Financial Holdings Co. Ltd.	1,372,059
1,126,264	Synnex Technology International Corp.	1,171,320
3,619,669	Taishin Financial Holding Co. Ltd.	1,362,601
4,674,188	Taiwan Cooperative Financial Holding Co. Ltd.	2,132,358
525,162	Taiwan Mobile Co. Ltd.	1,750,763
214,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,268,763
465,000	Tripod Technology Corp.	1,131,867
689,181	Uni-President Enterprises Corp.	1,176,264
3,282,451	United Microelectronics Corp.	1,188,535
1,209,323	WPG Holdings Ltd.	1,442,885
3,138,472	Yuanta Financial Holding Co. Ltd.	1,241,532

		57,864,663

	Thailand - 7.8%
96,266	Airports of Thailand PCL NVDR	1,131,898
1,485,525	Bangkok Airways PCL NVDR	928,189
245,105	Bangkok Bank PCL NVDR	1,214,735
2,084,887	Bangkok Dusit Medical Services PCL NVDR	1,314,527
4,954,402	BTS Group Holdings PCL NVDR	1,174,929
174,571	Bumrungrad Hospital PCL NVDR	887,481
614,390	Central Pattana PCL NVDR	985,886
247,173	Electricity Generating PCL NVDR	1,418,033
476,170	Glow Energy PCL NVDR	1,054,850
7,639,016	IRPC PCL NVDR	1,128,171
199,815	Kasikornbank PCL NVDR	1,069,728
2,205,638	Krung Thai Bank PCL NVDR	1,190,205
4,032,622	Land & Houses PCL NVDR	1,110,947
89,681	Siam Cement PCL (The) NVDR	1,288,798
1,658,760	Thai Beverage PCL	1,018,475

Schedule of Investments

1,675,749	Thai Union Group PCL NVDR	$989,934
919,998	Thanachart Capital PCL NVDR	1,241,122

		19,147,908

	Turkey - 3.0%
317,968	Aselsan Elektronik Sanayi Ve Ticaret AS	1,150,474
73,973	BIM Birlesik Magazalar AS	1,055,120
652,174	Enka Insaat ve Sanayi AS	991,558
247,429	KOC Holding AS	995,523
901,961	Petkim Petrokimya Holding AS	1,005,802
655,979	Turk Telekomunikasyon AS	978,230
384,971	Turkcell Iletisim Hizmetleri AS(c)	1,156,336

		7,333,043

	United Arab Emirates - 1.3%
1,337,555	Aldar Properties PJSC	932,272
650,730	Dubai Islamic Bank PJSC	1,054,165
274,744	Emirates Telecommunications Group Co. PJSC	1,338,974

		3,325,411

	Total Common Stocks and Other Equity Interests (Cost $252,286,330)	245,707,843

	Rights - 0.0%
	South Korea - 0.0%
4,799	Samsung Securities Co. Ltd., expiring 03/08/17(c) (Cost $0)	25,191

	Total Investments (Cost $252,286,330)(d) - 99.9%	245,733,034
	Other assets less liabilities - 0.1%	353,354

	Net Assets - 100.0%	$246,086,388

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $4,200,111, which represented 1.71% of the Fund’s Net Assets.
(b)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(c)	Non-income producing security.
(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $254,684,985. The net unrealized depreciation was $8,951,951, which consisted of aggregate gross unrealized appreciation of $11,092,705 and aggregate gross unrealized depreciation of $20,044,656.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Brazil - 6.3%
600	Banco Santander Brasil SA	$5,973
4,600	BM&FBOVESPA SA	27,040
1,000	Centrais Eletricas Brasileiras SA(a)	6,622
700	Centrais Eletricas Brasileiras SA (Preference Shares), Class B(a)	5,499
800	Cia de Saneamento Basico do Estado de Sao Paulo	7,973
1,200	Cia Siderurgica Nacional SA(a)	4,406
300	Cosan SA Industria e Comercio	3,841
400	Hypermarcas SA	3,554
1,900	Kroton Educacional SA	8,161
760	Lojas Americanas SA (Preference Shares)	4,042
700	Lojas Renner SA	5,314
100	M Dias Branco SA	3,940
200	Multiplan Empreendimentos Imobiliarios SA	3,971
400	Raia Drogasil SA	8,330

		98,666

	Chile - 1.3%
28,293	Banco de Chile	3,389
1,971	Cencosud SA	5,750
476	Latam Airlines Group SA(a)	4,393
234	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	7,597

		21,129

	China - 16.0%
2,000	AAC Technologies Holdings, Inc.	20,620
1,000	BYD Co. Ltd., H-Shares	5,568
2,000	China Resources Beer Holdings Co. Ltd.(a)	4,073
10,000	Geely Automobile Holdings Ltd.	11,895
6,000	Guangzhou Automobile Group Co. Ltd., H-Shares	8,212
3,200	Guangzhou R&F Properties Co. Ltd., H-Shares	4,116
107	NetEase, Inc. ADR	27,167
368	New Oriental Education & Technology Group, Inc. ADR(a)	17,498
69	SINA Corp.(a)	4,811
2,000	Sunny Optical Technology Group Co. Ltd.	11,792
4,700	Tencent Holdings Ltd.	123,809
2,000	TravelSky Technology Ltd., H-Shares	4,511
9,000	Zall Group Ltd.(a)	5,857

		249,929

	Egypt - 0.1%
4,581	Global Telecom Holding SAE(a)	1,712

	Hong Kong - 0.9%
17,500	Fullshare Holdings Ltd.	7,398
8,500	WH Group Ltd.(b)	6,485

		13,883

	Hungary - 1.2%
87	MOL Hungarian Oil & Gas PLC	$6,137
248	OTP Bank PLC	7,623
237	Richter Gedeon Nyrt	5,104

		18,864

	India - 6.5%
198	Axis Bank Ltd. GDR(b)	6,831
247	GAIL India Ltd. GDR(b)	10,213
102	HDFC Bank Ltd. ADR	7,031
577	ICICI Bank Ltd. ADR	4,472
308	Larsen & Toubro Ltd. GDR(b)	6,607
431	Mahindra & Mahindra Ltd. GDR(b)	7,973
1,325	PowerShares India Portfolio(c)	27,189
297	Reliance Industries Ltd. GDR(b)	9,207
214	Reliance Infrastructure Ltd. GDR(b)	4,858
210	State Bank of India GDR(b)	8,148
45	Tata Motors Ltd. ADR	1,753
891	Tata Steel Ltd. GDR(b)	6,103
169	Wipro Ltd. ADR	1,560

		101,945

	Indonesia - 2.6%
27,000	PT Adaro Energy Tbk	3,428
700	PT Gudang Garam Tbk	3,237
5,700	PT Indofood Sukses Makmur Tbk	3,383
36,900	PT Pakuwon Jati Tbk	1,548
95,700	PT Telekomunikasi Indonesia Persero Tbk	27,737
10,000	PT Waskita Karya Persero Tbk	1,917

		41,250

	Luxembourg - 0.1%
63	Ternium SA ADR	1,440

	Malaysia - 1.2%
3,300	AirAsia Bhd	1,900
1,800	HAP Seng Consolidated Bhd	3,535
4,200	Tenaga Nasional Bhd	12,706

		18,141

	Mexico - 4.8%
800	Alpek SAB de CV	924
500	Arca Continental SAB de CV	2,709
800	Coca-Cola Femsa SAB de CV, Series L	4,986
2,600	Fomento Economico Mexicano SAB de CV	19,645
285	Gruma SAB de CV, Class B	3,852
800	Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,226
280	Grupo Aeroportuario del Sureste SAB de CV, Series B	4,075
1,900	Grupo Bimbo SAB de CV, Series A	4,231
3,000	Grupo Financiero Banorte SAB de CV, Class O	14,443
2,200	Grupo Financiero Santander Mexico SAB de CV, Series B	3,151
220	Industrias Penoles SAB de CV	5,226
1,700	Kimberly-Clark de Mexico SAB de CV, Class A	3,067
215	Promotora y Operadora de Infraestructura SAB de CV(a)	1,883

		74,418

	Peru - 0.3%
320	Cia de Minas Buenaventura SAA ADR	4,413

	Philippines - 1.6%
3,800	Aboitiz Equity Ventures, Inc.	5,674
770	Jollibee Foods Corp.	3,181
25,100	Metro Pacific Investments Corp.	3,440
560	Security Bank Corp.	2,399

Schedule of Investments

16,600	SM Prime Holdings, Inc.	$9,907

		24,601

	Russia - 7.2%
42	Novatek PJSC GDR(b)	5,317
687	Polymetal International PLC	7,973
6,528	Sberbank of Russia PJSC ADR	76,117
944	Surgutneftegas OJSC ADR	5,055
126	Tatneft PJSC ADR	5,116
1,961	VTB Bank PJSC GDR(b)	4,451
333	Yandex NV, Class A(a)	7,706

		111,735

	South Africa - 8.9%
78	Anglo American Platinum Ltd.(a)	2,033
1,246	AngloGold Ashanti Ltd.(a)	15,703
735	Bidvest Group Ltd. (The)	8,645
81	Capitec Bank Holdings Ltd.	4,218
1,623	Gold Fields Ltd.	5,559
473	Naspers Ltd., Class N	75,015
528	Pick n Pay Stores Ltd.	2,678
541	Resilient REIT Ltd. REIT	4,706
1,981	Sibanye Gold Ltd.	4,450
290	Tiger Brands Ltd.	8,726
609	Vodacom Group Ltd.	6,822

		138,555

	South Korea - 19.1%
140	Celltrion, Inc.(a)	12,071
157	Hankook Tire Co. Ltd.(a)	7,647
16	Hanmi Pharm Co. Ltd.(a)	3,965
581	Hanon Systems	4,545
117	Hanwha Techwin Co. Ltd.(a)	4,198
64	Hyundai Mipo Dockyard Co. Ltd.(a)	3,161
48	Innocean Worldwide, Inc.	2,396
79	Kolon Industries, Inc.(a)	5,051
128	Komipharm International Co. Ltd.(a)	3,393
424	Korea Electric Power Corp.(a)	15,488
429	LG Display Co. Ltd.	11,315
198	LG Electronics, Inc.	9,439
11	LG Household & Health Care Ltd. (Preference Shares)	5,007
74	LS Corp.(a)	3,986
32	Mando Corp.(a)	6,884
47	Naver Corp.	30,657
77	Samsung Electronics Co. Ltd.	130,730
13	Samsung Electronics Co. Ltd. (Preference Shares)	17,574
122	SK Innovation Co. Ltd.(a)	16,482
589	Yungjin Pharmaceutical Co. Ltd.(a)	3,659

		297,648

	Taiwan - 16.1%
1,000	Chin-Poon Industrial Co. Ltd.	1,975
8,000	Chunghwa Telecom Co. Ltd.	26,032
3,000	Formosa Petrochemical Corp.	10,193
6,000	Inventec Corp.	4,498
4,000	King Yuan Electronics Co. Ltd.	3,446
2,000	LCY Chemical Corp.	2,823
5,000	Lite-On Technology Corp.	7,529
3,000	Micro-Star International Co. Ltd.	7,235
2,000	Powertech Technology, Inc.	5,455
6,000	Qisda Corp.	3,130
2,000	Realtek Semiconductor Corp.	6,955
92	Silicon Motion Technology Corp. ADR	3,597
4,000	Siliconware Precision Industries Co. Ltd.	6,087
22,000	Taiwan Semiconductor Manufacturing Co. Ltd.	130,192
2,000	Tong Yang Industry Co. Ltd.	3,675
8,000	Uni-President Enterprises Corp.	13,654

3,000	Vanguard International Semiconductor Corp.	$5,388
694	Win Semiconductors Corp.	2,077
8,000	Winbond Electronics Corp.	3,267
3,000	WPG Holdings Ltd.	3,579

		250,787

	Thailand - 3.8%
700	Airports of Thailand PCL NVDR	8,231
4,200	Bangkok Dusit Medical Services PCL NVDR	2,648
1,800	Berli Jucker PCL NVDR	2,556
700	Carabao Group PCL NVDR	1,496
1,700	Central Pattana PCL NVDR	2,728
600	CH Karnchang PCL NVDR	490
4,300	Charoen Pokphand Foods PCL NVDR	3,480
500	Electricity Generating PCL NVDR	2,868
1,000	Global Power Synergy Co. Ltd. NVDR	1,015
2,200	Group Lease PCL NVDR	3,702
9,700	Home Product Center PCL NVDR	2,741
11,400	IRPC PCL NVDR	1,684
800	KCE Electronics PCL NVDR	2,477
6,000	Land & Houses PCL NVDR	1,653
3,300	Minor International PCL NVDR	3,257
1,100	Robinson Department Store PCL NVDR	1,812
3,200	Siam Global House PCL NVDR	1,681
1,400	Thai Airways International PCL NVDR(a)	855
17,500	Thai Beverage PCL	10,745
1,100	Thai Oil PCL NVDR	2,242
1,100	Thanachart Capital PCL NVDR	1,484
2,400	VGI Global Media PCL NVDR	361

		60,206

	Turkey - 0.5%
451	Arcelik AS	2,731
190	Aselsan Elektronik Sanayi Ve Ticaret AS	687
1,768	Petkim Petrokimya Holding AS	1,972
166	Tofas Turk Otomobil Fabrikasi AS	1,145
229	Ulker Biskuvi Sanayi AS	1,104

		7,639

	United Arab Emirates - 1.3%
3,833	DXB Entertainments PJSC(a)(b)	1,252
3,890	Emirates Telecommunications Group Co. PJSC	18,958

		20,210

	Total Common Stocks and Other Equity Interests (Cost $1,502,250)	1,557,171

	Rights - 0.0%
	Brazil - 0.0%
10	Multiplan Empreendimentos Imobiliarios SA, expiring 02/13/17(a) (Cost $0)	14

	Total Investments (Cost $1,502,250)(d) - 99.8%	1,557,185
	Other assets less liabilities - 0.2%	2,669

	Net Assets - 100.0%	$1,559,854

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $77,445, which represented 4.96% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the three months ended January 31, 2017.

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2017	Dividend Income
PowerShares India Portfolio	$30,843	$—	$(3,131)	$(641)	$118	$27,189	$13

(d)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $1,502,252. The net unrealized appreciation was $54,933, which consisted of aggregate gross unrealized appreciation of $149,168 and aggregate gross unrealized depreciation of $94,235.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Dividend Low Volatility (IDHD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.3%
	Australia - 19.9%
4,146	APA Group	$26,501
578	ASX Ltd.	21,891
24,527	AusNet Services	29,419
3,157	Coca-Cola Amatil Ltd.	23,367
442	Commonwealth Bank of Australia	27,401
3,467	Dexus Property Group REIT	23,635
3,576	Goodman Group REIT	18,786
6,891	GPT Group (The) REIT	24,482
5,216	Insurance Australia Group Ltd.	22,848
16,618	Mirvac Group REIT	25,610
1,517	National Australia Bank Ltd.	34,929
7,145	Scentre Group REIT	23,866
8,799	Stockland REIT	29,057
2,750	Suncorp Group Ltd.	27,202
6,156	Sydney Airport	27,339
8,389	Telstra Corp. Ltd.	31,843
3,181	Transurban Group	24,631
14,390	Vicinity Centres REIT	31,243
761	Wesfarmers Ltd.	23,259
2,832	Westfield Corp. REIT	18,898

		516,207

	Belgium - 3.8%
181	Anheuser-Busch InBev SA	18,808
1,281	bpost SA	30,968
227	Groupe Bruxelles Lambert SA	19,329
1,001	Proximus SADP	28,737

		97,842

	Denmark - 2.0%
737	ISS A/S	26,206
1,402	Tryg A/S	26,790

		52,996

	Finland - 2.0%
713	Elisa Oyj	24,064
603	Sampo Oyj, Class A	27,956

		52,020

	France - 3.5%
253	Sanofi	20,367
1,631	Suez	24,730
97	Unibail-Rodamco SE REIT	22,323
1,426	Veolia Environnement SA	24,264

		91,684

	Germany - 1.6%
1,027	Deutsche Telekom AG	17,936
131	Muenchener Rueckversicherungs-Gesellschaft AG	24,605

		42,541

	Hong Kong - 10.6%
2,000	Cheung Kong Infrastructure Holdings Ltd.	16,122
2,000	CLP Holdings Ltd.	19,551
1,072	Hang Seng Bank Ltd.	21,953

40,490	HK Electric Investments & HK Electric Investments Ltd.(a)	$33,814
23,116	HKT Trust & HKT Ltd.	32,353
5,388	Hysan Development Co. Ltd.	24,651
3,270	Link REIT	22,399
53,342	PCCW Ltd.	32,448
2,556	Power Assets Holdings Ltd.	24,557
2,966	Swire Pacific Ltd., Class A	30,255
6,200	Swire Properties Ltd.	17,499

		275,602

	Israel - 1.5%
21,577	Bezeq The Israeli Telecommunication Corp. Ltd.	37,690

	Italy - 2.2%
8,526	Snam SpA	32,433
5,375	Terna Rete Elettrica Nazionale SpA	23,572

		56,005

	Japan - 3.0%
16	GLP J-REIT REIT	18,434
13	Mori Trust Sogo REIT, Inc. REIT	20,925
627	Sankyo Co. Ltd.	21,025
11	United Urban Investment Corp. REIT	17,598

		77,982

	New Zealand - 2.2%
9,171	Contact Energy Ltd.	32,074
4,441	Z Energy Ltd.	23,705

		55,779

	Norway - 1.7%
2,497	Gjensidige Forsikring ASA	43,065

	Singapore - 21.5%
15,318	Ascendas Real Estate Investment Trust REIT	26,748
28,174	CapitaLand Commercial Trust Ltd. REIT	30,498
22,590	CapitaLand Mall Trust REIT	31,108
11,600	ComfortDelGro Corp. Ltd.	19,844
1,455	DBS Group Holdings Ltd.	19,592
46,500	Keppel REIT	33,337
29,600	Mapletree Commercial Trust REIT	32,147
60,129	Mapletree Greater China Commercial Trust REIT(a)	40,760
51,257	Mapletree Logistics Trust REIT	38,203
3,255	Oversea-Chinese Banking Corp. Ltd.	21,695
3,500	Singapore Airlines Ltd.	24,595
3,961	Singapore Exchange Ltd.	20,862
23,024	Singapore Post Ltd.	23,942
11,025	Singapore Press Holdings Ltd.	26,999
10,662	Singapore Technologies Engineering Ltd.	24,975
9,504	Singapore Telecommunications Ltd.	26,108
17,277	StarHub Ltd.	36,423
26,827	Suntec Real Estate Investment Trust REIT	32,943
1,218	United Overseas Bank Ltd.	18,087
3,880	Venture Corp. Ltd.	28,064

		556,930

	Spain - 6.3%
1,938	Abertis Infraestructuras SA	27,740
2,225	Endesa SA	45,795
2,122	Gas Natural SDG SA	40,866
3,784	Iberdrola SA	23,857
1,324	Red Electrica Corp. SA	23,652

		161,910

	Sweden - 3.1%
1,159	Axfood AB	19,066
1,345	Castellum AB	18,540

Schedule of Investments

10,809	Telia Co. AB	$43,859

		81,465

	Switzerland - 5.0%
812	ABB Ltd.	19,283
148	Kuehne + Nagel International AG	20,221
278	Novartis AG	20,415
80	Roche Holding AG	18,893
277	Swiss Re AG	25,858
59	Swisscom AG	26,014

		130,684

	United Kingdom - 10.4%
453	AstraZeneca PLC	23,902
2,549	BAE Systems PLC	18,664
303	British American Tobacco PLC	18,677
1,438	GlaxoSmithKline PLC	27,644
507	Imperial Brands PLC	23,432
2,097	National Grid PLC	24,475
5,093	Royal Mail PLC	26,373
705	Severn Trent PLC	20,134
1,643	SSE PLC	30,779
2,037	United Utilities Group PLC	23,500
13,209	Vodafone Group PLC	32,298

		269,878

	Total Investments (Cost $2,556,003)(b) - 100.3%	2,600,280
	Other assets less liabilities - (0.3)%	(7,778)

	Net Assets - 100.0%	$2,592,502

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $74,574, which represented 2.88% of the Fund’s Net Assets.
(b)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At January 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $44,277, which consisted of aggregate gross unrealized appreciation of $51,417 and aggregate gross unrealized depreciation of $7,140.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 10.8%
136,198	AGL Energy Ltd.	$2,336,720
336,948	APA Group	2,153,786
59,660	ASX Ltd.	2,259,562
2,071,239	AusNet Services	2,484,362
210,359	Brambles Ltd.	1,662,414
253,154	Coca-Cola Amatil Ltd.	1,873,773
32,492	Commonwealth Bank of Australia	2,014,250
27,201	CSL Ltd.	2,318,954
271,065	Dexus Property Group REIT	1,847,895
999,492	DUET Group	2,124,540
392,834	Goodman Group REIT	2,063,681
590,485	GPT Group (The) REIT	2,097,888
424,274	Insurance Australia Group Ltd.	1,858,445
1,271,117	Mirvac Group REIT	1,958,886
664,839	Scentre Group REIT	2,220,735
643,221	Stockland REIT	2,124,110
390,790	Sydney Airport	1,735,509
605,069	Telstra Corp. Ltd.	2,296,690
299,097	Transurban Group	2,316,006
918,776	Vicinity Centres REIT	1,994,817
67,986	Wesfarmers Ltd.	2,077,881
311,597	Westfield Corp. REIT	2,079,264

		45,900,168

	Austria - 0.5%
95,139	CA Immobilien Anlagen AG	1,874,863

	Belgium - 2.9%
83,379	bpost SA	2,015,709
38,214	Colruyt SA	1,869,968
25,966	Groupe Bruxelles Lambert SA	2,210,963
67,464	Proximus SADP	1,936,810
18,618	Sofina SA	2,527,132
33,341	Telenet Group Holding NV(a)	1,787,889

		12,348,471

	Canada - 22.4%
17,066	Agrium, Inc.	1,754,313
59,403	ATCO Ltd., Class I	2,087,705
39,116	Bank of Montreal	2,953,164
37,968	Bank of Nova Scotia	2,264,538
72,719	BCE, Inc.	3,271,867
54,118	Brookfield Asset Management, Inc., Class A	1,867,927
148,533	CAE, Inc.	2,105,380
29,581	Canadian Imperial Bank of Commerce	2,514,186
29,582	Canadian National Railway Co.	2,052,077
16,564	Canadian Tire Corp. Ltd., Class A(b)	1,758,230
72,949	Canadian Utilities Ltd., Class A	2,072,507
37,341	CGI Group, Inc., Class A(a)	1,792,082
87,736	CI Financial Corp.(b)	1,830,427
92,654	Emera, Inc.(b)	3,229,298
177,565	First Capital Realty, Inc.	2,819,249
64,607	Fortis, Inc.	2,073,371

28,917	George Weston Ltd.	$2,461,521
66,278	Gildan Activewear, Inc.	1,730,472
84,611	Great-West Lifeco, Inc.	2,314,269
125,726	H&R Real Estate Investment Trust REIT	2,175,554
166,372	Hydro One Ltd.(c)	3,069,029
70,027	IGM Financial, Inc.	2,147,942
44,337	Industrial Alliance Insurance and Financial Services, Inc.	1,861,899
36,163	Intact Financial Corp.	2,635,357
47,424	Loblaw Cos. Ltd.	2,487,691
71,363	Metro, Inc.	2,163,743
47,642	National Bank of Canada	2,052,580
31,130	Onex Corp.	2,174,265
99,233	Power Corp. of Canada	2,323,746
91,128	Power Financial Corp.	2,363,212
119,295	RioCan Real Estate Investment Trust REIT	2,379,952
58,008	Rogers Communications, Inc., Class B	2,511,641
34,072	Royal Bank of Canada	2,445,082
53,973	Saputo, Inc.	1,983,391
105,663	Shaw Communications, Inc., Class B	2,274,946
96,910	Smart Real Estate Investment Trust REIT	2,380,102
40,397	SNC-Lavalin Group, Inc.	1,737,652
45,574	Sun Life Financial, Inc.	1,795,345
80,482	TELUS Corp.	2,681,602
55,151	Toronto-Dominion Bank (The)	2,851,566
39,748	TransCanada Corp.	1,871,624
22,915	Waste Connections, Inc.	1,834,255

		95,154,759

	Denmark - 1.4%
21,222	Carlsberg A/S, Class B	1,918,115
27,553	Coloplast A/S, Class B	1,973,047
59,665	ISS A/S	2,121,542

		6,012,704

	France - 5.4%
21,739	Aeroports de Paris	2,412,766
108,315	Bureau Veritas SA	2,121,056
15,306	Cie Generale des Etablissements Michelin	1,643,864
30,141	Danone SA	1,888,931
23,929	Dassault Systemes SE	1,853,650
4,082	Hermes International	1,775,375
10,612	L’Oreal SA	1,930,704
17,313	Pernod Ricard SA	2,027,246
16,704	Sodexo SA(b)	1,847,624
18,472	Thales SA	1,732,363
7,812	Unibail-Rodamco SE REIT	1,797,815
27,963	Vinci SA	1,961,253

		22,992,647

	Germany - 2.7%
22,333	Beiersdorf AG	1,977,645
16,505	Henkel AG & Co. KGaA (Preference Shares)	2,010,225
51,035	MAN SE	5,291,982
21,804	SAP SE	1,994,186

		11,274,038

	Hong Kong - 8.0%
233,666	Cheung Kong Infrastructure Holdings Ltd.	1,883,638
178,448	CK Hutchison Holdings Ltd.	2,149,145
267,382	CLP Holdings Ltd.	2,613,740
111,716	Hang Seng Bank Ltd.	2,287,778
2,415,362	HK Electric Investments & HK Electric Investments Ltd.(c)	2,017,121
1,627,742	HKT Trust & HKT Ltd.	2,278,191
1,270,686	Hong Kong & China Gas Co. Ltd.	2,400,750
69,460	Hong Kong Exchanges & Clearing Ltd.	1,689,201
414,183	Hysan Development Co. Ltd.	1,894,939
61,434	Jardine Strategic Holdings Ltd.	2,338,792

Schedule of Investments

280,711	Link REIT	$1,922,814
472,054	MTR Corp. Ltd.	2,409,137
3,171,714	PCCW Ltd.	1,929,348
229,837	Power Assets Holdings Ltd.	2,208,220
211,667	Swire Pacific Ltd., Class A	2,159,130
672,218	Swire Properties Ltd.	1,897,269

		34,079,213

	Ireland - 0.9%
100,368	Experian PLC	1,930,715
26,249	Kerry Group PLC, Class A	1,846,711

		3,777,426

	Israel - 3.9%
40,300	Azrieli Group Ltd.	1,840,085
383,452	Bank Hapoalim BM	2,315,777
482,311	Bank Leumi Le-Israel BM(a)	1,993,518
988,058	Bezeq The Israeli Telecommunication Corp. Ltd.	1,725,888
22,689	Check Point Software Technologies Ltd.(a)	2,240,993
18,911	Elbit Systems Ltd.	2,080,863
1,010,745	Israel Discount Bank Ltd., Class A(a)	2,100,911
146,465	Mizrahi Tefahot Bank Ltd.	2,253,936

		16,551,971

	Italy - 0.4%
393,248	Terna Rete Elettrica Nazionale SpA	1,724,582

	Japan - 2.7%
773	Advance Residence Investment Corp. REIT	2,045,540
694	Daiwa House REIT Investment Corp. REIT	1,753,263
1,682	GLP J-REIT REIT	1,937,867
1,169	Mori Trust Sogo REIT, Inc. REIT	1,881,615
1,234	ORIX JREIT, Inc. REIT	2,024,604
1,149	United Urban Investment Corp. REIT	1,838,196

		11,481,085

	Netherlands - 1.4%
30,388	Heineken Holding NV	2,133,964
91,685	Koninklijke Ahold Delhaize NV	1,951,459
52,881	Wolters Kluwer NV	2,020,486

		6,105,909

	New Zealand - 1.1%
659,430	Contact Energy Ltd.	2,306,268
345,032	Ryman Healthcare Ltd.	2,203,434

		4,509,702

	Norway - 1.4%
188,513	Entra ASA(c)	2,039,155
110,975	Gjensidige Forsikring ASA	1,913,932
219,849	Orkla ASA	2,054,801

		6,007,888

	Singapore - 11.5%
1,116,592	Ascendas Real Estate Investment Trust REIT	1,949,756
1,846,758	CapitaLand Commercial Trust Ltd. REIT	1,999,081
926,168	CapitaLand Ltd.	2,162,899
1,457,258	CapitaLand Mall Trust REIT	2,006,729
1,061,830	ComfortDelGro Corp. Ltd.	1,816,447
162,261	DBS Group Holdings Ltd.	2,184,903
3,198,066	Keppel REIT	2,292,765
1,879,771	Mapletree Commercial Trust REIT	2,041,489
2,883,982	Mapletree Greater China Commercial Trust REIT(c)	1,954,999
3,324,638	Mapletree Logistics Trust REIT	2,477,903
340,970	Oversea-Chinese Banking Corp. Ltd.	2,272,649
568,794	SATS Ltd.	2,131,766
354,514	Singapore Airlines Ltd.	2,491,261
440,044	Singapore Exchange Ltd.	2,317,665
850,015	Singapore Press Holdings Ltd.	2,081,596

729,470	Singapore Technologies Engineering Ltd.	$1,708,724
721,284	Singapore Telecommunications Ltd.	1,981,381
933,735	StarHub Ltd.	1,968,479
1,663,804	Suntec Real Estate Investment Trust REIT	2,043,144
152,744	United Overseas Bank Ltd.	2,268,175
488,434	UOL Group Ltd.	2,208,493
339,186	Venture Corp. Ltd.	2,453,368
710,941	Wilmar International Ltd.	1,958,015

		48,771,687

	Spain - 3.2%
124,511	Abertis Infraestructuras SA	1,782,235
38,989	Amadeus IT Group SA	1,801,078
271,534	EDP Renovaveis SA	1,743,955
88,095	Endesa SA	1,813,166
102,038	Grifols SA	2,185,601
302,266	Iberdrola SA	1,905,728
125,335	Red Electrica Corp. SA	2,238,981

		13,470,744

	Sweden - 2.8%
122,133	Axfood AB	2,009,097
145,318	Castellum AB	2,003,160
125,866	Hufvudstaden AB, Class A	2,007,152
95,906	Industrivarden AB, Class C	1,858,524
33,393	L E Lundbergforetagen AB, Class B	2,150,666
56,980	Swedish Match AB	1,855,096

		11,883,695

	Switzerland - 6.2%
88,666	ABB Ltd.	2,105,660
412	Chocoladefabriken Lindt & Spruengli AG-PC	2,288,425
5,128	Geberit AG	2,191,329
1,167	Givaudan SA	2,104,290
16,781	Kuehne + Nagel International AG	2,292,802
35,292	Nestle SA	2,586,268
29,508	Novartis AG	2,166,891
9,126	Roche Holding AG	2,155,238
11,202	Schindler Holding AG-PC	2,134,579
1,087	SGS SA	2,304,890
19,086	Swiss Re AG	1,781,695
4,980	Swisscom AG	2,195,723

		26,307,790

	United Kingdom - 9.7%
243,528	BAE Systems PLC	1,783,148
37,092	British American Tobacco PLC	2,286,375
81,528	Bunzl PLC	2,142,696
114,389	Compass Group PLC	2,032,050
85,884	Diageo PLC	2,380,897
113,145	GlaxoSmithKline PLC	2,175,074
45,346	Imperial Brands PLC	2,095,726
235,702	Informa PLC	1,933,420
43,070	Intertek Group PLC	1,838,002
179,722	National Grid PLC	2,097,607
26,513	Reckitt Benckiser Group PLC	2,269,544
116,541	RELX NV	1,967,904
119,881	RELX PLC	2,146,202
80,480	Severn Trent PLC	2,298,419
128,268	Smith & Nephew PLC	1,909,055
45,851	Unilever NV CVA	1,852,967
50,848	Unilever PLC	2,064,693
184,248	United Utilities Group PLC	2,125,629
741,505	Vodafone Group PLC	1,813,068
86,431	WPP PLC	2,005,145

		41,217,621

Schedule of Investments

	United States - 0.6%
57,292	Thomson Reuters Corp.	$2,563,254

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $415,948,965) - 99.9%	424,010,217

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 1.2%
5,188,380	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $5,188,380)	5,188,380

	Total Investments (Cost $421,137,345)(f) - 101.1%	429,198,597
	Other assets less liabilities - (1.1)%	(4,650,034)

	Net Assets - 100.0%	$424,548,563

Investment Abbreviations:

CVA - Dutch Certificates

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $9,080,304, which represented 2.14% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $425,262,888. The net unrealized appreciation was $3,935,709, which consisted of aggregate gross unrealized appreciation of $19,379,956 and aggregate gross unrealized depreciation of $15,444,247.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Momentum Portfolio (IDMO)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 11.1%
745	AGL Energy Ltd.	$12,782
976	Aristocrat Leisure Ltd.	11,321
23	ASX Ltd.	871
2,070	AusNet Services	2,483
904	BlueScope Steel Ltd.	7,693
1,525	Brambles Ltd.	12,052
567	Challenger Ltd.	4,743
71	CIMIC Group Ltd.	1,849
75	Cochlear Ltd.	7,127
434	CSL Ltd.	37,000
1,054	Dexus Property Group REIT	7,185
101	Domino’s Pizza Enterprises Ltd.	4,558
3,358	DUET Group	7,138
2,381	Fortescue Metals Group Ltd.	12,038
1,317	Goodman Group REIT	6,919
1,900	GPT Group (The) REIT	6,750
3,426	Medibank Private Ltd.	7,022
3,398	Mirvac Group REIT	5,237
1,222	Newcrest Mining Ltd.	19,973
107	Ramsay Health Care Ltd.	5,426
70	REA Group Ltd.	2,793
7,684	Scentre Group REIT	25,666
2,477	Stockland REIT	8,180
1,447	Sydney Airport	6,426
329	TPG Telecom Ltd.	1,616
2,600	Transurban Group	20,133
1,111	Treasury Wine Estates Ltd.	9,809
2,912	Vicinity Centres REIT	6,322
758	Vocus Group Ltd.	2,325

		263,437

	Austria - 0.1%
61	BUWOG AG	1,456

	Belgium - 0.3%
47	Colruyt SA	2,300
90	Umicore SA	5,038

		7,338

	Canada - 18.6%
367	Agnico Eagle Mines Ltd.	17,472
72	ATCO Ltd., Class I	2,530
604	Bank of Montreal	45,601
1,883	Barrick Gold Corp.	34,634
335	BCE, Inc.	15,073
226	CAE, Inc.	3,203
783	Canadian Natural Resources Ltd.	23,627
22	CCL Industries, Inc., Class B	4,519
268	CGI Group, Inc., Class A(a)	12,862
280	Detour Gold Corp.(a)	3,791
92	Dollarama, Inc.	6,954
173	Emera, Inc.	6,030
189	First Capital Realty, Inc.	3,001
233	Fortis, Inc.	7,477

265	Franco-Nevada Corp.	$17,204
27	Genworth MI Canada, Inc.	676
618	Goldcorp, Inc.	9,973
1,983	Kinross Gold Corp.(a)	7,712
303	Metro, Inc.	9,187
288	Open Text Corp.	9,839
142	Peyto Exploration & Development Corp.	3,085
133	RioCan Real Estate Investment Trust REIT	2,653
414	Rogers Communications, Inc., Class B	17,925
245	Saputo, Inc.	9,003
288	Seven Generations Energy Ltd., Class A(a)	5,746
682	Silver Wheaton Corp.	15,050
67	Smart Real Estate Investment Trust REIT	1,646
156	SNC-Lavalin Group, Inc.	6,710
479	Teck Resources Ltd., Class B	11,716
25	TMX Group Ltd.	1,321
1,382	Toronto-Dominion Bank (The)	71,456
701	TransCanada Corp.	33,008
175	Waste Connections, Inc.	14,008
1,516	Yamana Gold, Inc.	5,000

		439,692

	Denmark - 2.3%
67	Carlsberg A/S, Class B	6,056
61	Chr. Hansen Holding A/S	3,723
165	DSV A/S	8,017
85	Genmab A/S(a)	16,403
73	H. Lundbeck A/S(a)	3,131
133	ISS A/S	4,729
172	Vestas Wind Systems A/S	12,037

		54,096

	Finland - 1.2%
31	Cargotec Oyj, Class B	1,488
78	Huhtamaki Oyj	2,866
45	Kesko Oyj, Class B	2,279
300	Kone Oyj, Class B	13,585
122	Neste Oyj	4,253
83	Nokian Renkaat Oyj	3,114

		27,585

	France - 2.1%
88	Sodexo SA	9,734
111	Thales SA	10,410
411	Vinci SA	28,826

		48,970

	Germany - 8.0%
337	adidas AG	53,045
82	Covestro AG(b)	6,158
459	Deutsche Wohnen AG-BR	14,951
144	GEA Group AG	5,951
1,132	Infineon Technologies AG	20,785
820	SAP SE	74,997
419	Vonovia SE	13,706

		189,593

	Hong Kong - 3.1%
2,666	CLP Holdings Ltd.	26,061
3,332	HK Electric Investments & HK Electric Investments Ltd.(b)	2,783
3,332	HKT Trust & HKT Ltd.	4,663
2,666	Link REIT	18,261
1,999	MTR Corp. Ltd.	10,202
3,332	PCCW Ltd.	2,027
2,666	Sino Land Co. Ltd.	4,432
1,000	Techtronic Industries Co. Ltd.	3,467
666	Yue Yuen Industrial Holdings Ltd.	2,438

		74,334

Schedule of Investments

	Ireland - 1.5%
874	Experian PLC	$16,812
319	James Hardie Industries PLC	5,008
99	Kerry Group PLC, Class A	6,965
68	Paddy Power Betfair PLC	7,114

		35,899

	Israel - 0.3%
1,396	Bezeq The Israeli Telecommunication Corp. Ltd.	2,438
21	Elbit Systems Ltd.	2,311
27	Frutarom Industries Ltd.	1,426

		6,175

	Italy - 0.7%
250	Davide Campari-Milano SpA	2,507
91	Recordati SpA	2,588
2,009	Snam SpA	7,642
1,136	Terna Rete Elettrica Nazionale SpA	4,982

		17,719

	Japan - 6.6%
133	Advantest Corp.	2,494
67	Coca-Cola West Co. Ltd.	1,949
67	Daito Trust Construction Co. Ltd.	9,398
67	Harmonic Drive Systems, Inc.	2,026
67	Hisamitsu Pharmaceutical Co., Inc.	3,488
67	Hoshizaki Corp.	5,481
67	Ito EN Ltd.	2,232
200	Itoham Yonekyu Holdings, Inc.(a)	1,775
67	Kagome Co. Ltd.	1,729
666	Kajima Corp.	4,656
133	Konami Holdings Corp.	5,340
666	Lion Corp.	11,601
67	Maruichi Steel Tube Ltd.	2,256
67	McDonald’s Holdings Co. Japan Ltd.	1,767
133	MEIJI Holdings Co. Ltd.	10,326
666	Nagoya Railroad Co. Ltd.	3,289
67	Nippon Shinyaku Co. Ltd.	3,476
467	Obayashi Corp.	4,464
333	Ono Pharmaceutical Co. Ltd.	6,823
2	ORIX JREIT, Inc. REIT	3,281
133	Park24 Co. Ltd.	3,680
67	Peptidream, Inc.(a)	3,333
133	SCREEN Holdings Co. Ltd.	8,353
133	Start Today Co. Ltd.	2,508
67	Sumitomo Dainippon Pharma Co. Ltd.	1,133
666	Taisei Corp.	4,745
67	Taisho Pharmaceutical Holdings Co. Ltd.	5,666
333	Terumo Corp.	12,335
666	Toho Gas Co. Ltd.	4,987
133	Tokyo Electron Ltd.	13,835
400	Yamada Denki Co. Ltd.	2,210
200	Yamazaki Baking Co. Ltd.	4,033
67	Zensho Holdings Co. Ltd.	1,153

		155,822

	Jersey Island - 0.5%
147	Randgold Resources Ltd.	12,493

	Mexico - 0.2%
295	Fresnillo PLC	5,393

	Netherlands - 2.3%
95	Heineken Holding NV	6,671
172	Heineken NV	12,869
1,076	Koninklijke Ahold Delhaize NV	22,902
305	Wolters Kluwer NV	11,653

		54,095

	New Zealand - 1.6%
1,083	A2 Milk Co. Ltd.(a)	$1,755
1,174	Auckland International Airport Ltd.	5,888
596	Contact Energy Ltd.	2,084
798	Fisher & Paykel Healthcare Corp. Ltd.	5,084
708	Fletcher Building Ltd.	5,451
1,392	Meridian Energy Ltd.	2,684
385	Ryman Healthcare Ltd.	2,459
553	SKYCITY Entertainment Group Ltd.	1,533
2,159	Spark New Zealand Ltd.	5,556
568	Trade Me Group Ltd.	2,107
572	Z Energy Ltd.	3,053

		37,654

	Norway - 1.1%
145	AKER BP ASA	2,638
134	Gjensidige Forsikring ASA	2,311
25	Leroy Seafood Group ASA	1,395
500	Marine Harvest ASA	8,860
811	Orkla ASA	7,580
91	Salmar ASA	2,581

		25,365

	Portugal - 0.1%
161	Jeronimo Martins SGPS SA	2,724

	Singapore - 0.5%
1,999	CapitaLand Mall Trust REIT	2,753
67	Jardine Cycle & Carriage Ltd.	1,966
1,466	Mapletree Commercial Trust REIT	1,592
1,599	Mapletree Greater China Commercial Trust REIT(b)	1,084
600	SATS Ltd.	2,249
267	Venture Corp. Ltd.	1,931

		11,575

	Spain - 0.7%
74	Aena SA(b)	10,744
355	Red Electrica Corp. SA	6,342

		17,086

	Sweden - 1.6%
71	Axfood AB	1,168
265	Castellum AB	3,653
139	Fastighets AB Balder, Class B(a)	2,848
356	Fingerprint Cards AB, Class B(a)	2,160
189	Hexagon AB, Class B	7,481
127	Hufvudstaden AB, Class A	2,025
301	Husqvarna AB, Class B	2,521
269	Nibe Industrier AB, Class B	2,220
79	Saab AB, Class B	3,228
221	Securitas AB, Class B	3,519
189	Swedish Match AB	6,153

		36,976

	Switzerland - 2.8%
85	Actelion Ltd.	22,142
29	Geberit AG	12,392
6	Givaudan SA	10,819
17	Schindler Holding AG	3,205
35	Schindler Holding AG-PC	6,669
5	SGS SA	10,602

		65,829

	United Kingdom - 32.1%
359	Admiral Group PLC	8,021
353	Ashtead Group PLC	7,132
1,018	AstraZeneca PLC	53,715
2,425	BAE Systems PLC	17,756
2,239	British American Tobacco PLC	138,013
390	Bunzl PLC	10,250
2,407	Compass Group PLC	42,759

Schedule of Investments

95	DCC PLC	$7,643
2,540	Diageo PLC	70,415
5,244	GlaxoSmithKline PLC	100,809
935	Imperial Brands PLC	43,212
660	Informa PLC	5,414
207	Intertek Group PLC	8,834
145	Johnson Matthey PLC	5,931
435	Merlin Entertainments PLC(b)	2,611
241	Micro Focus International PLC	6,504
5,064	National Grid PLC	59,104
615	Reckitt Benckiser Group PLC	52,645
1,290	RELX PLC	23,095
1,292	Sage Group PLC (The)	9,964
193	Severn Trent PLC	5,512
1,240	Unilever PLC	50,350
592	United Utilities Group PLC	6,830
1,030	WPP PLC	23,895

		760,414

	United States - 0.5%
370	Tahoe Resources, Inc.	3,369
181	Thomson Reuters Corp.	8,098

		11,467

	Total Investments (Cost $2,391,348)(e) - 99.9%	2,363,187
	Other assets less liabilities - 0.1%	2,097

	Net Assets - 100.0%	$2,365,284

Investment Abbreviations:

BR - Bearer Shares

PC - Participation Certificate

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2017 was $23,380, which represented less than 1% of the Fund’s Net Assets.
(e)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,391,484. The net unrealized depreciation was $28,297, which consisted of aggregate gross unrealized appreciation of $120,990 and aggregate gross unrealized depreciation of $149,287.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.3%
781,843	New York Times Co. (The), Class A	$10,554,881
7,147	NVR, Inc.(b)	13,279,126
105,661	Pool Corp.	11,153,575
363,819	Service Corp. International	10,598,047

		45,585,629

	Consumer Staples - 2.4%
79,477	Ingredion, Inc.	10,188,157
274,014	Tootsie Roll Industries, Inc.	10,261,824

		20,449,981

	Financials - 19.3%
20,610	Alleghany Corp.(b)	12,604,458
151,661	American Financial Group, Inc.	13,068,628
190,708	Aspen Insurance Holdings Ltd. (Bermuda)	10,755,931
294,484	Brown & Brown, Inc.	12,406,611
150,182	CBOE Holdings, Inc.	11,957,491
178,371	Commerce Bancshares, Inc.	10,083,313
54,334	Everest Re Group Ltd.	11,949,677
136,579	Hanover Insurance Group, Inc. (The)	11,464,441
121,409	MSCI, Inc.	10,046,595
632,189	New York Community Bancorp, Inc.	9,602,951
601,954	Old Republic International Corp.	12,520,643
88,723	Reinsurance Group of America, Inc.	11,132,075
103,283	RenaissanceRe Holdings Ltd. (Bermuda)	14,079,538
196,167	W.R. Berkley Corp.	13,184,384

		164,856,736

	Health Care - 1.4%
62,123	Bio-Rad Laboratories, Inc., Class A(b)	11,808,340

	Industrials - 11.4%
89,489	Carlisle Cos., Inc.	9,764,145
169,568	Copart, Inc.(b)	9,621,288
93,628	Hubbell, Inc.	11,430,106
53,965	Huntington Ingalls Industries, Inc.	10,467,052
118,325	IDEX Corp.	10,668,182
71,074	Lennox International, Inc.	11,145,114
115,118	MSC Industrial Direct Co., Inc., Class A	11,759,304
296,769	Rollins, Inc.	10,464,075
196,528	Toro Co. (The)	11,581,395

		96,900,661

	Information Technology - 7.7%
106,792	ANSYS, Inc.(b)	9,959,422
183,628	Broadridge Financial Solutions, Inc.	12,216,771
95,254	Gartner, Inc.(b)	9,464,437
144,820	Jack Henry & Associates, Inc.	13,001,940
342,086	National Instruments Corp.	10,748,342
163,125	Synopsys, Inc.(b)	10,258,931

		65,649,843

	Materials - 9.7%
149,948	AptarGroup, Inc.	10,941,705
89,794	Ashland Global Holdings, Inc.	10,688,180
215,444	Bemis Co., Inc.	10,496,432
180,823	RPM International, Inc.	9,449,810
115,667	Scotts Miracle-Gro Co. (The)	10,637,894

121,965	Sensient Technologies Corp.	$9,360,814
183,531	Silgan Holdings, Inc.	10,738,399
188,528	Sonoco Products Co.	10,359,613

		82,672,847

	Real Estate - 26.0%
89,726	Alexandria Real Estate Equities, Inc. REIT	9,943,435
203,465	American Campus Communities, Inc. REIT	9,892,468
123,668	Camden Property Trust REIT	10,334,935
357,628	Corporate Office Properties Trust REIT	11,379,723
234,795	DCT Industrial Trust, Inc. REIT	10,492,989
281,524	Douglas Emmett, Inc. REIT	10,652,868
429,753	Duke Realty Corp. REIT	10,455,891
228,116	Education Realty Trust, Inc. REIT	9,172,544
145,751	EPR Properties REIT	10,781,202
396,274	Equity One, Inc. REIT	12,359,786
384,769	First Industrial Realty Trust, Inc. REIT	9,946,279
361,799	Healthcare Realty Trust, Inc. REIT	10,929,948
221,202	Highwoods Properties, Inc. REIT	11,371,995
156,933	Lamar Advertising Co., Class A REIT	11,851,580
259,208	Liberty Property Trust REIT	9,950,995
239,897	National Retail Properties, Inc. REIT	10,459,509
159,306	Regency Centers Corp. REIT	11,108,407
308,138	Tanger Factory Outlet Centers, Inc. REIT	10,535,238
136,604	Taubman Centers, Inc. REIT	9,677,027
368,090	Urban Edge Properties REIT	10,295,477
299,774	Weingarten Realty Investors REIT	10,680,948

		222,273,244

	Utilities - 16.8%
364,353	Aqua America, Inc.	11,079,975
152,928	Atmos Energy Corp.	11,650,055
364,979	Great Plains Energy, Inc.	10,055,171
332,399	Hawaiian Electric Industries, Inc.	11,128,719
149,751	IDACORP, Inc.	11,983,075
192,207	NorthWestern Corp.	10,976,942
159,910	ONE Gas, Inc.	10,333,384
309,314	PNM Resources, Inc.	10,640,402
130,234	Southwest Gas Holdings, Inc.	10,492,953
242,636	UGI Corp.	11,251,031
208,599	Vectren Corp.	11,449,999
184,480	Westar Energy, Inc.	10,089,211
153,369	WGL Holdings, Inc.	12,567,056

		143,697,973

	Total Investments (Cost $783,232,160)(c) - 100.0%	853,895,254
	Other assets less liabilities - 0.0%	357,947

	Net Assets - 100.0%	$854,253,201

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $786,544,604. The net unrealized appreciation was $67,350,650, which consisted of aggregate gross unrealized appreciation of $74,769,859 and aggregate gross unrealized depreciation of $7,419,209.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Consumer Discretionary - 9.0%
7,047	Buckle, Inc. (The)	$149,044
5,510	Cato Corp. (The), Class A	139,899
2,397	DineEquity, Inc.	164,386
15,225	New Media Investment Group, Inc.	232,029

		685,358

	Consumer Staples - 6.1%
2,133	Cal-Maine Foods, Inc.	88,946
2,004	Inter Parfums, Inc.	68,337
2,124	Medifast, Inc.	89,569
762	Sanderson Farms, Inc.	69,342
1,483	Universal Corp.	100,844
474	WD-40 Co.	49,841

		466,879

	Financials - 21.3%
3,434	AMERISAFE, Inc.	216,514
27,836	Calamos Asset Management, Inc., Class A	234,379
21,331	Capstead Mortgage Corp. REIT	227,602
2,824	Columbia Banking System, Inc.	112,282
6,486	Northwest Bancshares, Inc.	110,716
12,581	Oritani Financial Corp.	218,280
4,224	ProAssurance Corp.	229,786
2,542	RLI Corp.	151,046
1,785	Safety Insurance Group, Inc.	127,984

		1,628,589

	Health Care - 3.5%
1,440	CONMED Corp.	64,210
1,513	Landauer, Inc.	77,692
9,425	Meridian Bioscience, Inc.	123,467

		265,369

	Industrials - 10.6%
1,995	Brady Corp., Class A	72,518
3,874	Briggs & Stratton Corp.	83,911
3,074	Mobile Mini, Inc.	100,059
1,503	National Presto Industries, Inc.	159,919
2,330	Powell Industries, Inc.	89,658
4,301	Resources Connection, Inc.	71,827
13,592	RR Donnelley & Sons Co.	233,103

		810,995

	Information Technology - 6.9%
4,662	Brooks Automation, Inc.	81,212
1,698	ManTech International Corp., Class A	66,120
3,561	Monotype Imaging Holdings, Inc.	77,986
1,243	MTS Systems Corp.	72,218
3,695	NIC, Inc.	89,050
3,996	Park Electrochemical Corp.	73,247
1,386	Tessera Holding Corp.	62,647

		522,480

	Materials - 5.8%
2,465	Innophos Holdings, Inc.	119,898
988	Kaiser Aluminum Corp.	77,518
9,252	Myers Industries, Inc.	127,678

2,625	Schweitzer-Mauduit International, Inc.	$116,366

		441,460

	Real Estate - 20.2%
9,754	CareTrust REIT, Inc. REIT	147,870
8,213	Chesapeake Lodging Trust REIT	210,253
15,497	Franklin Street Properties Corp. REIT	197,587
11,553	Government Properties Income Trust REIT	222,511
6,935	Kite Realty Group Trust REIT	166,579
20,481	Lexington Realty Trust REIT	219,556
3,360	LTC Properties, Inc. REIT	156,811
8,813	Sabra Health Care REIT, Inc. REIT	223,850

		1,545,017

	Telecommunication Services - 6.1%
704	ATN International, Inc.	56,524
3,007	Cogent Communications Holdings, Inc.	125,693
7,587	Consolidated Communications Holdings, Inc.	199,614
4,022	Spok Holdings, Inc.	82,652

		464,483

	Utilities - 10.3%
1,766	ALLETE, Inc.	115,408
1,579	American States Water Co.	69,129
2,999	Avista Corp.	115,881
2,050	California Water Service Group	70,725
1,986	El Paso Electric Co.	91,157
1,793	Northwest Natural Gas Co.	105,608
3,384	South Jersey Industries, Inc.	111,672
1,641	Spire, Inc.	106,665

		786,245

	Total Investments (Cost $7,620,265)(b) - 99.8%	7,616,875
	Other assets less liabilities - 0.2%	14,237

	Net Assets - 100.0%	$7,631,112

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period. At January 31, 2017, cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $3,390, which consisted of aggregate gross unrealized appreciation of $72,824 and aggregate gross unrealized depreciation of $76,214.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.1%
153,332	Bob Evans Farms, Inc.	$8,652,525
542,179	Callaway Golf Co.	6,142,888
90,211	DineEquity, Inc.	6,186,670
93,118	Dorman Products, Inc.(b)	6,427,004
230,880	Marcus Corp. (The)	6,845,592
341,884	PetMed Express, Inc.(c)	7,244,522
108,943	Popeyes Louisiana Kitchen, Inc.(b)	6,884,108
162,775	Scholastic Corp.	7,451,840

		55,835,149

	Consumer Staples - 3.9%
77,559	J & J Snack Foods Corp.	9,894,202
174,152	Medifast, Inc.	7,343,990
144,668	Universal Corp.	9,837,424
75,667	WD-40 Co.	7,956,385

		35,032,001

	Financials - 36.0%
162,098	Ameris Bancorp	7,310,620
111,344	AMERISAFE, Inc.	7,020,239
492,860	Astoria Financial Corp.	9,319,983
870,263	Bank Mutual Corp.	8,311,012
134,221	Banner Corp.	7,532,483
406,087	Boston Private Financial Holdings, Inc.	6,700,435
497,922	Brookline Bancorp, Inc.	7,842,271
847,417	Capstead Mortgage Corp. REIT	9,041,939
201,366	Cardinal Financial Corp.	6,314,838
122,467	City Holding Co.	7,971,377
167,615	Columbia Banking System, Inc.	6,664,372
140,816	Community Bank System, Inc.	8,218,022
318,439	CVB Financial Corp.	7,177,615
427,237	Dime Community Bancshares, Inc.	9,142,872
586,900	First Commonwealth Financial Corp.	8,287,028
290,663	First Financial Bancorp	8,007,766
287,908	First Midwest Bancorp, Inc.	6,990,406
199,523	Glacier Bancorp, Inc.	7,089,052
263,511	Green Dot Corp., Class A(b)	7,062,095
193,364	Horace Mann Educators Corp.	7,995,601
102,194	Independent Bank Corp./MA	6,371,796
102,653	Infinity Property & Casualty Corp.	8,915,413
151,237	Navigators Group, Inc. (The)	8,491,958
191,219	NBT Bancorp, Inc.	7,790,262
563,192	Northfield Bancorp, Inc.	10,165,616
535,518	Northwest Bancshares, Inc.	9,141,292
415,416	Old National Bancorp	7,373,634
504,060	Oritani Financial Corp.	8,745,441
196,503	ProAssurance Corp.	10,689,763
335,343	Provident Financial Services, Inc.	8,876,529
114,989	RLI Corp.	6,832,646
125,309	Safety Insurance Group, Inc.	8,984,655
180,631	Selective Insurance Group, Inc.	7,532,313
303,728	Sterling Bancorp	7,243,913
150,755	Stewart Information Services Corp.	6,584,978
83,760	Tompkins Financial Corp.	7,584,468
850,391	TrustCo Bank Corp. NY	7,143,284
156,901	United Bankshares, Inc.(c)	7,029,165

263,422	United Community Banks, Inc.	$7,410,061
152,410	United Fire Group, Inc.	7,193,752
117,102	Westamerica Bancorporation(c)	6,645,539
102,170	Wintrust Financial Corp.	7,315,372

		328,061,876

	Health Care - 3.6%
70,342	Analogic Corp.	5,462,056
84,323	Cantel Medical Corp.	6,527,444
50,820	Chemed Corp.	8,440,694
183,899	Integra LifeSciences Holdings Corp.(b)	7,674,105
381,418	Meridian Bioscience, Inc.	4,996,576

		33,100,875

	Industrials - 15.9%
201,221	ABM Industries, Inc.	8,127,316
132,010	Applied Industrial Technologies, Inc.	7,980,005
171,866	ESCO Technologies, Inc.	10,002,601
108,180	Exponent, Inc.	6,279,849
68,679	G&K Services, Inc., Class A	6,597,305
332,883	Griffon Corp.	8,471,872
218,325	Healthcare Services Group, Inc.	8,678,419
211,951	Hillenbrand, Inc.	7,746,809
188,479	Kaman Corp.	9,523,844
115,751	Matthews International Corp., Class A	7,807,405
196,504	Mueller Industries, Inc.	7,911,251
71,266	National Presto Industries, Inc.	7,582,702
181,761	Simpson Manufacturing Co., Inc.	7,910,239
79,792	Standex International Corp.	6,957,862
84,562	Tennant Co.	5,855,919
181,071	Tetra Tech, Inc.	7,912,803
51,098	UniFirst Corp.	6,535,434
148,904	Viad Corp.	6,529,440
101,527	Watts Water Technologies, Inc., Class A	6,700,782

		145,111,857

	Information Technology - 6.3%
173,658	Badger Meter, Inc.	6,694,516
109,100	Cabot Microelectronics Corp.	7,365,341
147,148	ExlService Holdings, Inc.(b)	6,761,450
162,595	Forrester Research, Inc.	6,633,876
128,853	MKS Instruments, Inc.	8,491,413
264,866	NIC, Inc.	6,383,270
257,677	Sykes Enterprises, Inc.(b)	7,196,919
272,875	TeleTech Holdings, Inc.	8,077,100

		57,603,885

	Materials - 4.7%
100,233	Deltic Timber Corp.	7,614,701
136,432	H.B. Fuller Co.	6,735,648
107,309	Innospec, Inc.	7,656,497
77,334	Kaiser Aluminum Corp.	6,067,626
91,730	Neenah Paper, Inc.	7,535,619
56,790	Quaker Chemical Corp.	7,297,515

		42,907,606

	Real Estate - 15.5%
264,493	Acadia Realty Trust REIT	8,421,457
188,153	Agree Realty Corp. REIT	8,824,376
214,069	American Assets Trust, Inc. REIT	9,189,982
462,041	CareTrust REIT, Inc. REIT	7,004,542
1,077,919	Cedar Realty Trust, Inc. REIT	6,478,293
99,227	CoreSite Realty Corp. REIT	8,546,422
130,430	EastGroup Properties, Inc. REIT	9,230,531
548,009	Franklin Street Properties Corp. REIT	6,987,115
416,201	Getty Realty Corp. REIT	10,733,824
319,414	Kite Realty Group Trust REIT	7,672,324
730,984	Lexington Realty Trust REIT	7,836,148
190,876	LTC Properties, Inc. REIT	8,908,183
83,384	PS Business Parks, Inc. REIT	9,342,343

Schedule of Investments(a)

433,876	Retail Opportunity Investments Corp. REIT	$9,198,171
112,201	Saul Centers, Inc. REIT	7,123,642
125,639	Universal Health Realty Income Trust REIT	7,804,695
353,756	Urstadt Biddle Properties, Inc., Class A REIT	7,941,822

		141,243,870

	Telecommunication Services - 0.9%
100,307	ATN International, Inc.	8,053,649

	Utilities - 7.1%
138,884	ALLETE, Inc.	9,076,069
154,680	American States Water Co.	6,771,890
207,530	Avista Corp.	8,018,959
211,130	California Water Service Group	7,283,985
172,933	El Paso Electric Co.	7,937,625
151,454	Northwest Natural Gas Co.	8,920,641
218,132	South Jersey Industries, Inc.	7,198,356
150,605	Spire, Inc.	9,789,325

		64,996,850

	Total Common Stocks and Other Equity Interests (Cost $814,550,502)	911,947,618

	Money Market Fund - 0.0%
132,827	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 0.45%(d) (Cost $132,827)	132,827

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $814,683,329) - 100.0%	912,080,445

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 2.2%
20,379,673	Invesco Government & Agency Portfolio - Institutional Class, 0.47%(d)(e) (Cost $20,379,673)	20,379,673

	Total Investments (Cost $835,063,002)(f) - 102.2%	932,460,118
	Other assets less liabilities - (2.2)%	(20,082,829)

	Net Assets - 100.0%	$912,377,289

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	At January 31, 2017, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $839,151,493. The net unrealized appreciation was $93,308,625, which consisted of aggregate gross unrealized appreciation of $105,568,844 and aggregate gross unrealized depreciation of $12,260,219.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of January 31, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio
Equity Securities	$1,315,230	$—	$—	$1,315,230
Forward Foreign Currency Contracts(a)	—	(33,568)	—	(33,568)

Total Investments	$1,315,230	$(33,568)	$—	$1,281,662

PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities	$20,118,586	$0	$—	$20,118,586

PowerShares Europe Currency Hedged Low Volatility Portfolio
Equity Securities	$7,221,777	$—	$—	$7,221,777
Forward Foreign Currency Contracts(a)	—	(189,279)	—	(189,279)

Total Investments	$7,221,777	$(189,279)	$—	$7,032,498

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$25,399,410	$1,791	$39,761	$25,440,962

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$1,018,767,924	$9,027	$174,825	$1,018,951,776

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$170,923,015	$3,879	$231,107	$171,158,001

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	$730,813,243	$—	$0	$730,813,243

PowerShares Japan Currency Hedged Low Volatility Portfolio
Equity Securities	$1,360,156	$—	$—	$1,360,156
Forward Foreign Currency Contracts(a)	—	(46,055)	—	(46,055)

Total Investments	$1,360,156	$(46,055)	$—	$1,314,101

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$188,312,189	$—	$188,312,189
Money Market Fund	185,336	—	—	185,336

Total Investments	$185,336	$188,312,189	$—	$188,497,525

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$954,959,201	$—	$954,959,201
Corporate Debt Securities	—	8,069,438	—	8,069,438
Money Market Fund	3,880,203	—	—	3,880,203

Total Investments	$3,880,203	$963,028,639	$—	$966,908,842

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$3,750,849,272	$—	$3,750,849,272
Money Market Funds	107,779,083	—	—	107,779,083

Total Investments	$107,779,083	$3,750,849,272	$—	$3,858,628,355

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$1,231,089,118	$—	$1,231,089,118
Money Market Fund	3,660,680	—	—	3,660,680

Total Investments	$3,660,680	$1,231,089,118	$—	$1,234,749,798

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$62,667,115	$—	$62,667,115
Money Market Fund	36,603	—	—	36,603

Total Investments	$36,603	$62,667,115	$—	$62,703,718

PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$103,848,637	$0	$103,848,637
Foreign Government Debt Securities	—	10,684,287	—	10,684,287
Common Stocks	4,085	—	—	4,085
Money Market Fund	2,857,975	—	—	2,857,975

Total Investments	$2,862,060	$114,532,924	$0	$117,394,984

PowerShares International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$163,064,734	$—	$163,064,734
Foreign Government Debt Securities	—	919,960	—	919,960
Money Market Fund	345,630	—	—	345,630

Total Investments	$345,630	$163,984,694	$—	$164,330,324

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$25,596,251	$—	$25,596,251
Money Market Fund	295,919	—	—	295,919

Total Investments	$295,919	$25,596,251	$—	$25,892,170

PowerShares Treasury Collateral Portfolio
U.S. Treasury Securities	$—	$370,232,422	$—	$370,232,422
Money Market Fund	72,357	—	—	72,357

Total Investments	$72,357	$370,232,422	$—	$370,304,779

PowerShares Variable Rate Preferred Portfolio
Preferred Stocks	$603,418,935	$—	$—	$603,418,935
Corporate Debt Securities	—	416,261,246	—	416,261,246

Total Investments	$603,418,935	$416,261,246	$—	$1,019,680,181

PowerShares Senior Loan Portfolio
Variable Rate Senior Loan Interests	$—	$7,605,772,001	$—	$7,605,772,001
Corporate Bonds	—	221,087,713	—	221,087,713
Money Market Fund	730,326,499	—	—	730,326,499

Total Investments	$730,326,499	$7,826,859,714	$—	$8,557,186,213

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities	$245,707,843	$25,191	$—	$245,733,034

(a)	Unrealized appreciation (depreciation).

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of January 31, 2017:

	Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$111	$52,149	$7

Derivatives not subject to master netting agreements	—	—	—

Total Derivative Assets subject to master netting agreements	$111	$52,149	$7

Derivative Liabilities	Currency Risk
Unrealized depreciation forward foreign currency contracts outstanding	$(33,679)	$(241,428)	$(46,062)

Derivatives not subject to master netting agreements	—	—	—

Total Derivative Liabilities subject to master netting agreements	$(33,679)	$(241,428)	$(46,062)

Effect of Derivative Investments for the three months ended January 31, 2017

The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
	Currency Risk
Realized Gain:
Forward foreign currency contracts	$72,719	$8,908,676	$177,172

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(67,234)	(4,642,328)	(92,050)

Total	$5,485	$4,266,348	$85,122

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

	Average Notional Value
	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	PowerShares Europe Currency Hedged Low Volatility Portfolio	PowerShares Japan Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$2,804,548	$128,715,949	$3,493,163

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
02/02/2017	CIBC World Markets Corp.	AUD	260,000	USD	188,126	$197,379	$(9,253)
02/02/2017	CIBC World Markets Corp.	CHF	85,000	USD	83,798	86,155	(2,357)
02/02/2017	CIBC World Markets Corp.	DKK	133,000	USD	18,899	19,327	(428)
02/02/2017	CIBC World Markets Corp.	EUR	312,000	USD	329,606	337,178	(7,572)
02/02/2017	CIBC World Markets Corp.	GBP	144,000	USD	178,066	181,166	(3,100)
02/02/2017	CIBC World Markets Corp.	JPY	7,509,000	USD	64,480	66,702	(2,222)
02/02/2017	CIBC World Markets Corp.	NOK	204,000	USD	23,706	24,794	(1,088)
02/02/2017	CIBC World Markets Corp.	NZD	43,000	USD	29,955	31,528	(1,573)
02/02/2017	CIBC World Markets Corp.	SEK	494,000	USD	54,480	56,512	(2,032)
02/02/2017	CIBC World Markets Corp.	SGD	225,000	USD	155,709	159,710	(4,001)
02/02/2017	CIBC World Markets Corp.	USD	197,379	AUD	260,000	197,379	0
02/02/2017	CIBC World Markets Corp.	USD	337,178	EUR	312,000	337,178	0
02/02/2017	CIBC World Markets Corp.	USD	181,166	GBP	144,000	181,166	0
02/02/2017	CIBC World Markets Corp.	USD	31,528	NZD	43,000	31,528	0
02/03/2017	CIBC World Markets Corp.	HKD	922,000	USD	118,936	118,829	107
02/03/2017	CIBC World Markets Corp.	USD	118,824	HKD	922,000	118,828	4
03/02/2017	CIBC World Markets Corp.	AUD	248,000	USD	188,133	188,143	(10)
03/02/2017	CIBC World Markets Corp.	CHF	84,000	USD	85,253	85,259	(6)
03/02/2017	CIBC World Markets Corp.	DKK	133,000	USD	19,347	19,348	(1)
03/02/2017	CIBC World Markets Corp.	EUR	302,000	USD	326,704	326,707	(3)
03/02/2017	CIBC World Markets Corp.	GBP	140,000	USD	176,218	176,221	(3)
03/02/2017	CIBC World Markets Corp.	HKD	964,000	USD	124,272	124,276	(4)
03/02/2017	CIBC World Markets Corp.	JPY	7,348,000	USD	65,321	65,321	0
03/02/2017	CIBC World Markets Corp.	NOK	200,000	USD	24,313	24,313	0
03/02/2017	CIBC World Markets Corp.	NZD	43,000	USD	31,498	31,501	(3)
03/02/2017	CIBC World Markets Corp.	SEK	482,000	USD	55,202	55,205	(3)
03/02/2017	CIBC World Markets Corp.	SGD	231,000	USD	163,993	164,013	(20)

Total Forward Foreign Currency Contracts - Currency Risk							$(33,568)

Currency Abbreviations:

AUD - Australian Dollar	GBP - British Pound	NZD - New Zealand Dollar
CHF - Swiss Franc	HKD - Hong Kong Dollar	SEK - Swedish Krona
DKK - Danish Krone	JPY - Japanese Yen	SGD - Singapore Dollar
EUR - Euro	NOK - Norwegian Krone	USD - U.S. Dollar

PowerShares Europe Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
02/02/2017	CIBC World Markets Corp.	EUR	3,300,000	USD	3,485,724	$3,566,311	$(80,587)
02/02/2017	CIBC World Markets Corp.	USD	1,794,654	EUR	1,660,640	1,794,654	0
02/02/2017	CIBC World Markets Corp.	USD	1,054,816	EUR	988,600	1,068,380	13,564
02/02/2017	CIBC World Markets Corp.	USD	690,547	EUR	650,760	703,276	12,729
02/02/2017	Goldman, Sachs & Co.	EUR	3,300,000	USD	3,486,219	3,566,311	(80,092)
02/02/2017	Goldman, Sachs & Co.	USD	2,852,378	EUR	2,639,380	2,852,379	1
02/02/2017	Goldman, Sachs & Co.	USD	701,048	EUR	660,620	713,932	12,884
02/02/2017	RBC Capital Markets LLC	EUR	3,302,000	USD	3,488,001	3,568,472	(80,471)
02/02/2017	RBC Capital Markets LLC	USD	701,033	EUR	660,620	713,932	12,899
02/02/2017	RBC Capital Markets LLC	USD	2,854,468	EUR	2,641,380	2,854,540	72
03/02/2017	Goldman, Sachs & Co.	EUR	2,238,000	USD	2,421,068	2,421,092	(24)
03/02/2017	RBC Capital Markets LLC	EUR	2,238,000	USD	2,420,965	2,421,092	(127)
03/02/2017	RBC Capital Markets LLC	EUR	2,239,000	USD	2,422,047	2,422,174	(127)

Total Forward Foreign Currency Contracts - Currency Risk							$(189,279)

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

PowerShares Japan Currency Hedged Low Volatility Portfolio

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
02/02/2017	CIBC World Markets Corp.	JPY	51,760,000	USD	444,464	$459,783	$(15,319)
02/02/2017	Goldman, Sachs & Co.	JPY	51,780,000	USD	444,617	459,960	(15,343)
02/02/2017	RBC Capital Markets LLC	JPY	51,760,000	USD	444,405	459,783	(15,378)
02/02/2017	RBC Capital Markets LLC	USD	459,794	JPY	51,760,000	459,783	(11)
03/02/2017	CIBC World Markets Corp.	JPY	49,740,000	USD	442,173	442,173	0
03/02/2017	Goldman, Sachs & Co.	JPY	49,730,000	USD	442,072	442,083	(11)
03/02/2017	RBC Capital Markets LLC	JPY	49,730,000	USD	442,091	442,084	7

Total Forward Foreign Currency Contracts - Currency Risk							$(46,055)

Currency Abbreviations:

JPY - Japanese Yen

USD - U.S. Dollar

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    PowerShares Exchange-Traded Fund Trust II

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 3/29/2017

By:     /s/ Steven Hill

Name: Steven Hill

Title: Treasurer

Date: 3/29/2017